As filed with the Securities and Exchange Commission on April 23, 2010

Registration No. 33-83560

811-8750

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 31

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 32

SEPARATE ACCOUNT VA BNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

440 Mamaroneck Avenue

Harrison, NY 10528

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 355-8330

Darin D. Smith, Esquire

Transamerica Financial Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland Asbill and Brennan L.L.P.

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:    Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485.

☒ on May 1, 2010 pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a) (1) if Rule 485.

☐ on                      pursuant to paragraph (a) (1) if Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA BNY

By

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Prospectus

May 1, 2010

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Financial Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

An optional Premium Enhancement Rider is available at the time you purchase your policy. If you elect this rider, the Company will add a credit to your policy value for each premium payment that you make. There is an extra charge for this rider. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement rider. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Transamerica Landmark NY Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2010. Please call us at (800) 525-6205 or write us at: Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

Managed by Invesco Advisers, Inc.

Invesco V.I. Basic Value Fund – Series II Shares

Invesco V.I. Capital Appreciation Fund – Series II Shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

AllianceBernstein Growth and Income Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio – Class B

AMERICAN FUNDS INSURANCE SERIES TRUST

Managed by Capital Research and Management Company

American Funds - Asset Allocation Fund – Class 2

American Funds - Bond Fund – Class 2

American Funds - Growth Fund – Class 2

American Funds - Growth-Income Fund – Class 2

American Funds - International Fund – Class 2

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity VIP Balanced Portfolio – Service Class 2

Fidelity VIP Contrafund® Portfolio – Service Class 2

Fidelity VIP Equity-Income Portfolio – Service Class 2

Fidelity VIP Growth Portfolio – Service Class 2

Fidelity VIP Mid Cap Portfolio – Service Class 2

Fidelity VIP Value Strategies Portfolio – Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Managed by Franklin Advisers, Inc.

Franklin Income Securities Fund – Class 2

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund – Class 2

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund – Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Fund Administrator: Franklin Templeton Services, LLC

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

GE INVESTMENTS FUNDS, INC.

Managed by GE Asset Management, Inc.

GE Investments Total Return Fund – Class 3

JPMORGAN INSURANCE TRUST

J.P. Morgan Investment Management Inc.

JPMorgan Insurance Trust International Equity Portfolio

JPMorgan Insurance Trust Core Bond Portfolio

JPMorgan Insurance Trust U.S. Equity Portfolio

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen – Enterprise Portfolio – Service Shares

Janus Aspen – Worldwide Portfolio – Service Shares

MFS® VARIABLE INSURANCE TRUST

Managed by MFS® Investment Management

MFS® New Discovery Series – Service Class

MFS® Total Return Series – Service Class

TRANSAMERICA SERIES TRUST

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Growth VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by AEGON USA Investment Management, LLC.

Transamerica AEGON High Yield Bond VP – Service Class

Transamerica Efficient Markets VP – Service Class

Transamerica Index 35 VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Index 100 VP – Service Class

Subadvised by BlackRock Financial Management, Inc.

Transamerica BlackRock Tactical Allocation VP – Service Class

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Service Class

Subadvised by Foxhall Capital Management, Inc.

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica Foxhall Global Growth VP – Service Class

Transamerica Foxhall Global Hard Asset VP – Service Class

Subadvised by Hanlon Investment Management, Inc.

Transamerica Hanlon Balanced VP – Service Class

Transamerica Hanlon Growth VP – Service Class

Transamerica Hanlon Growth and Income VP – Service Class

Transamerica Hanlon Managed Income VP – Service Class

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP – Service Class

Transamerica JPMorgan Mid Cap Value VP – Service Class

Subadvised by Jennison Associates LLC

Transamerica Jennison Growth VP– Service Class

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP – Service Class

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Morgan Stanley Active International Allocation VP – Service Class

Transamerica Multi Managed Large Cap Core VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Service Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP – Service Class

Advised by Transamerica Asset Management, Inc.

Transamerica BlackRock Global Allocation VP – Service Class

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Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP – Service Class

Transamerica Convertible Securities VP – Service Class

Transamerica Diversified Equity VP – Service Class

Transamerica Focus VP – Service Class

Transamerica Growth Opportunities VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica Small/Mid Cap Value VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Subadvised by Van Kampen Asset Management

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class

Subadvised by Wellington Management Company, LLP

Transamerica WMC Diversified Growth VP – Service Class

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TABLE OF CONTENTS continued

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Administrative and Service Office — Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuitize (Annuitization) — When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

Annuity Commencement Date — The date upon which annuity payments are to commence. In no event can this date be (1) later than the last day of the month in which the annuitant attains age 90, or 10 years from the policy date if later, or (2) earlier than the first day of the calendar month coinciding with or next following the first policy anniversary. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Cash Value — The policy value less any applicable service charge, surrender charge and premium tax charge, if any, and rider fees (imposed upon surrender).

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charge.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider and the Retirement Income ChoiceSM 1.4 Rider

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Separate Account — Separate Account VA BNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Valuation Period — The period of time from one determination of accumulation unit values and

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annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the

Administrative and Service Office. For some transactions, the Company may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

You (Your) — the owner of the policy.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Financial Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed under “Investment Choices” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that the Company guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one of several underlying fund portfolios listed under Investment Choices in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

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4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 8% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount’s value) that depend on the death benefit option that you select, as follows:

•	1.30% if you choose the Return of Premium Death Benefit

•	1.45% if you choose the Annual Step-Up Death Benefit

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable.

If you elect the Premium Enhancement Rider, then there is a fee equal to an annual rate of 0.45% of the daily net asset value in the subaccounts.

We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount’s value) as follows:

•	0.30% if you choose the American Funds - Asset Allocation Fund - Class 2

•	0.30% if you choose the American Funds - Bond Fund - Class 2

•	0.30% if you choose the American Funds - Growth Fund - Class 2

•	0.30% if you choose the American Funds - Growth-Income Fund - Class 2

•	0.30% if you choose the American Funds - International Fund - Class 2

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

•	0.20% if you choose the GE Investments Total Return Fund - Class 3

•	0.15% if you choose the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

•	0.10 % if you choose the Transamerica BlackRock Global Allocation VP - Service Class

If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 0.90% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.

If you elect the Retirement Income ChoiceSM 1.2 Rider, there is an annual rider fee during the accumulation phase of 1.10% of the withdrawal base charged quarterly if you elect the Open Allocation option, and 0.40% to 1.25% if you elect the Designated Allocation option depending on what

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designated investment options you choose. For each additional option you elect with the rider, you will be charged a quarterly fee during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.

If you elect the Retirement Income Choice SM 1.4 Rider, there is an annual rider fee during the accumulation phase of 0.40% to 1.25% depending on what designated investment options you choose. For each additional option you elect with the rider, you will be charged a quarterly fee during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.

If you elect the Liquidity Rider, then there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first four years.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).

You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to a surrender charge. You may have to pay income tax and a tax penalty on any money you take out.

Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.

Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your Contract. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down.

8.	DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:

•	Annual Step-Up Death Benefit

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Charges are lower if you do not choose an optional guaranteed minimum death benefit.

After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

These features include, but are not limited to, the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

Under certain medically related circumstances, you may surrender all or part of the policy value without any surrender charge. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•

You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income ChoiceSM 1.2 Rider.” If you elect the Retirement Income ChoiceSM 1.2 Rider, you must allocate 100% of your policy value according to either the Designated Allocation option or the Open Allocation option and meet other conditions. (See “Retirement Income ChoiceSM 1.2 - Allocation Options and

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Restrictions”.) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income ChoiceSM 1.4 Rider.” If you elect the Retirement Income ChoiceSM 1.4 Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Retirement Income ChoiceSM 1.4 - Designated Investment Options”.) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the “Liquidity Rider.” There is an extra charge for this rider.

•

You may elect to purchase an optional rider in which the initial premium payment and each subsequent premium payment will receive a premium enhancement that is added to your policy value. You may only elect this rider at the time you purchase your policy (age limitations may apply). This feature is called the “Premium Enhancement” rider. There is an extra charge for this rider.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 20 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

Old Policies. This prospectus generally describes policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information on how older policies have different features and requirements, and sometimes different fees and deductions.

Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2009, if any) are in “Appendix – Condensed Financial Information” to this prospectus.

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12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Transamerica Financial Life Insurance Company

Administrative and Service Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 525-6205

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal

Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES

The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.

The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Policy Owner Transaction Expenses:

Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered) Base Policy	8%
Transfer Fee	$0 - $10
Special Service Fee	$0 - $25

The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Annual Service Charge	$0 - $30 per policy

Separate Account Annual Expenses (as a percentage, annually, of average separate account value):

Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses:
Annual Step-Up Death Benefit	0.15%
Liquidity Rider	0.50%
Fund Facilitation Fee	0.30%
Premium Enhancement Rider	0.45%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.25%

Optional Rider Fees:

Living Benefits Rider (annual charge, a % of Total Withdrawal Base)	0.90%
Retirement Income ChoiceSM 1.2 Rider (annual charge, a % of withdrawal base):
Base Benefit Open Allocation Option (Maximum)	1.85%
Base Benefit Open Allocation Option (Current)	1.10%
Base Benefit Designated Allocation Group A (Maximum)	2.00%
Base Benefit Designated Allocation Group A (Current)	1.25%
Base Benefit Designated Allocation Group B (Maximum)	1.65%

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Base Benefit Designated Allocation Group B (Current)	0.90%
Base Benefit Designated Allocation Group C (Maximum)	1.15%
Base Benefit Designated Allocation Group C (Current)	0.40%
Additional Benefits available with the Retirement Income ChoiceSM 1.2 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees (Single Life) with Highest Combination of Benefits	2.25%
Current Total Retirement Income ChoiceSM 1.2 Rider Fee (Single Life) with Highest Combination of Benefits	1.50%
Retirement Income ChoiceSM 1.4 Rider (annual charge, a % of withdrawal base):
Base Benefit Designated Allocation Group A (Maximum)	2.00%
Base Benefit Designated Allocation Group A (Current)	1.25%
Base Benefit Designated Allocation Group B (Maximum)	1.65%
Base Benefit Designated Allocation Group B (Current)	0.90%
Base Benefit Designated Allocation Group C (Maximum)	1.15%
Base Benefit Designated Allocation Group C (Current)	0.40%
Additional Benefits available with the Retirement Income ChoiceSM 1.4 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees (Single Life) with Highest Combination of Benefits	2.25%
Current Total Retirement Income ChoiceSM 1.4 Rider Fees (Single Life) with Highest Combination of Benefits	1.50%

The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2009 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.54%
Highest Gross	12.53%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2009, and the base policy with the combination of available optional features or riders

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with the highest fees and expenses, including the Highest Fund Facilitation Fee, Annual Step-Up Death Benefit and Retirement Income ChoiceSM 1.2 Rider - Single Life Option with additional Death Benefit. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples (Highest Gross):

If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):

1 Year	$2242
3 Years	$4787
5 Years	$6779
10 Years	$10,239

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):

1 Year	$1522
3 Years	$4157
5 Years	$6329
10 Years	$10,239

If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):

1 Year	$2286
3 Years	$4886
5 Years	$6448
10 Years	$10,326

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):

1 Year	$1566
3 Years	$4256
5 Years	$6448
10 Years	$10,326

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Annuity Policy Fee Table and Expense Examples: The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See section “5. Expenses”.

Policy Owner Transaction Expenses:

Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium, regardless of how policy value is allocated among the investment choices. The surrender charge decreases based on the number of years since the premium payment was made.

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Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.

Special Service Fees: We may deduct a charge for special services, such as overnight delivery.

Annual Service Charge:

Annual Service Charge: The annual service charge is assessed on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.

Separate Account Annual Expenses:

Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.

Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.

Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the American Funds - Asset Allocation Fund - Class 2 (0.30%), American Funds - Bond Fund - Class 2 (0.30%), American Funds - Growth Fund - Class 2 (0.30%), American Funds - Growth-Income Fund - Class 2 (0.30%), American Funds - International Fund - Class 2 (0.30%), AllianceBernstein Balanced Wealth Strategy Portfolio - Class B (0.20%), GE Investments Total Return Fund - Class 3 (0.20%), the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4 (0.15%), and the Transamerica BlackRock Global Allocation VP - Service Class (0.10%). See section “5. Expenses”.

Liquidity Rider: This fee is only charged for the first four policy years.

Optional Premium Enhancement Rider: If you elect the Premium Enhancement Rider, the surrender charge is higher and lasts longer than under a base policy.

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, the Liquidity Rider fee, plus the Fund Facilitation Fee, but does not include any annual optional rider fees. The death benefits are mutually exclusive.

Optional Rider Fees:

Optional Rider Fees: In some cases, riders to the policy are available that provide optional benefits. There are additional fees (each year) for those riders.

Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

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Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider - base benefit: The annual fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent Withdrawal Base adjustments.

Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Retirement Income ChoiceSM 1.2 rider or the Retirement Income ChoiceSM 1.4 rider with the Death Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.

Maximum Total Retirement Income ChoiceSM 1.2 and Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income Enhancement Benefit (Joint Life Option).

Current Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income Enhancement Benefit (Joint Life Option).

Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income Enhancement Benefit (Joint Life Option).

Current Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation group A (Current), the Death Benefit (Joint Life Option), plus the Income Enhancement Benefit (Joint Life Option).

Total Portfolio Annual Operating Expenses:

Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisors or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

Expense Examples:

Expense Examples: The Example does not reflect transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

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1.	THE ANNUITY POLICY

This prospectus describes the Transamerica Landmark NY Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. See “Appendix - Policy Variations” for information about older policies.

An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE

Policy Issue Requirements

The Company will not issue a policy unless:

•	the Company receives in good order (at our Administrative and Service Office) all information needed to issue the policy;

•	the Company receives in good order (at our Administrative and Service Office) a minimum initial premium payment; and

•	the annuitant, owner, and any joint owner are age 90 or younger (the limit may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Financial Life Insurance Company and send them to the Administrative and Service Office. Your check must be honored in order for us to pay any associated payments and benefits due under the policy.

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to

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Transamerica Financial Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by our company will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information at our administrative and service office. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative and Service Office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

For issue ages 0-80, we reserve the right to reject cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to reject cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

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If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our Administrative and Service Office. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.

You could lose the amount you allocate to the variable subaccounts.

The Company reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. Eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors, but may not be available for all policies. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy. Please be certain to review the notes following the list of variable investment choices.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

Managed by Invesco Advisers, Inc.

Invesco V.I. Basic Value Fund – Series II Shares

Invesco V.I. Capital Appreciation Fund – Series II Shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

AllianceBernstein Growth and Income Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio – Class B

AMERICAN FUNDS INSURANCE SERIES TRUST

Managed by Capital Research and Management Company

American Funds - Asset Allocation Fund – Class 2

American Funds - Bond Fund – Class 2

American Funds - Growth Fund – Class 2

American Funds - Growth-Income Fund – Class 2

American Funds - International Fund – Class 2

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity VIP Balanced Portfolio – Service Class 2

Fidelity VIP Contrafund® Portfolio – Service Class 2

Fidelity VIP Equity-Income Portfolio – Service Class 2

Fidelity VIP Growth Portfolio – Service Class 2

Fidelity VIP Mid Cap Portfolio – Service Class 2

Fidelity VIP Value Strategies Portfolio – Service Class 2

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Managed by Franklin Advisers, Inc.

Franklin Income Securities Fund – Class 2

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund – Class 2

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund – Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Fund Administrator: Franklin Templeton Services, LLC

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

GE INVESTMENTS FUNDS, INC.

Managed by GE Asset Management, Inc.

GE Investments Total Return Fund – Class 3

JPMORGAN INSURANCE TRUST

J.P. Morgan Investment Management Inc.

JPMorgan Insurance Trust International Equity Portfolio

JPMorgan Insurance Trust Core Bond Portfolio

JPMorgan Insurance Trust U.S. Equity Portfolio

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen – Enterprise Portfolio – Service Shares

Janus Aspen – Worldwide Portfolio – Service Shares

MFS® VARIABLE INSURANCE TRUST

Managed by MFS® Investment Management

MFS® New Discovery Series – Service Class

MFS® Total Return Series – Service Class

TRANSAMERICA SERIES TRUST

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Growth VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by AEGON USA Investment Management, LLC.

Transamerica AEGON High Yield Bond VP – Service Class

Transamerica Efficient Markets VP - Service Class

Transamerica Index 35 VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Index 100 VP – Service Class

Subadvised by BlackRock Financial Management, Inc.

Transamerica BlackRock Tactical Allocation VP – Service Class

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Service Class

Subadvised by Foxhall Capital Management, Inc.

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica Foxhall Global Growth VP – Service Class

Transamerica Foxhall Global Hard Asset VP – Service Class

Subadvised by Hanlon Investment Management, Inc.

Transamerica Hanlon Balanced VP – Service Class

Transamerica Hanlon Growth VP – Service Class

Transamerica Hanlon Growth and Income VP – Service Class

Transamerica Hanlon Managed Income VP – Service Class

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

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Transamerica JPMorgan Enhanced Index VP – Service Class

Transamerica JPMorgan Mid Cap Value VP – Service Class

Subadvised by Jennison Associates LLC

Transamerica Jennison Growth VP– Service Class

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP – Service Class

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Morgan Stanley Active International Allocation VP – Service Class

Transamerica Multi Managed Large Cap Core VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Service Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP – Service Class

Advised by Transamerica Asset Management, Inc.

Transamerica BlackRock Global Allocation VP – Service Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP – Service Class

Transamerica Convertible Securities VP – Service Class

Transamerica Diversified Equity VP – Service Class

Transamerica Focus VP – Service Class

Transamerica Growth Opportunities VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica Small/Mid Cap Value VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Subadvised by Van Kampen Asset Management

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class

Subadvised by Wellington Management Company, LLP

Transamerica WMC Diversified Growth VP – Service Class

NOTES TO VARIABLE INVESTMENT CHOICES

Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons, and risk tolerance.

There can be no assurance that the Transamerica Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of policy charges, the yield on the Transamerica Money Market VP - Service Class subaccount may become extremely low and possibly negative.

Transamerica Series Trust - Service Class - As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholders that purchased the policy before May 1, 2003.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – formerly AIM Variable Insurance Funds.

Invesco Aim Advisors, Inc. merged into Invesco Institutional (N.A), Inc., and then Invesco Institutional (N.A), Inc., was renamed Invesco Advisers, Inc.

References to “AIM” have been replaced with “Invesco” due to branding changes.

The investment advisory business of JPMorgan Investment Advisors Inc. transferred to J.P. Morgan Investment Management Inc. and J.P. Morgan Investment Management Inc. became the investment advisor for JPMorgan Insurance Trust Core Bond Portfolio and JPMorgan Insurance Trust U.S. Equity Portfolio.

Transamerica AEGON High Yield Bond VP - Service Class, formerly known as Transamerica MFS High Yield

23

VP - Service Class and formerly subadvised by MFS Investment Management.

Transamerica Capital Guardian Value VP - Service Class merged into Transamerica BlackRock Large Cap Value VP - Service Class.

Transamerica American Century Large Company Value VP - Service Class merged into BlackRock Large Cap Value VP - Service Class.

Transamerica T. Rowe Price Equity Income VP - Service Class merged into BlackRock Large Cap Value VP – Service Class.

Transamerica T. Rowe Price Growth Stock VP - Service Class merged into Transamerica Jennison Growth VP – Service Class.

Transamerica Marsico Growth VP - Service Class merged into Transamerica Jennison Growth VP - Service Class

Transamerica Morgan Stanley Active International Allocation VP, formerly known as Transamerica Van Kampen Active International Allocation VP.

Transamerica Multi Managed Large Cap Core VP, formerly known as Transamerica Van Kampen Large Cap Core VP.

Transamerica Value Balanced VP - Service Class merged into Transamerica Balanced VP - Service Class.

Transamerica Diversified Equity VP - Service Class formerly known as Transamerica Templeton Global VP - Service Class.

Transamerica Science & Technology VP - Service Class merged into Transamerica Templeton Global VP - Service Class.

Transamerica Focus VP - Service Class, formerly known as Transamerica Legg Mason Partners All Cap VP - Service Class and formerly subadvised by ClearBridge Advisors LLC.

Transamerica Morgan Stanley Mid-Cap Growth VP, formerly known as Transamerica Van Kampen Mid-Cap Growth VP.

Transamerica WMC Diversified Growth VP, formerly known as Transamerica Equity VP and formerly subadvised by Transamerica Investment Management, LLC.

The following subaccounts are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen - Perkins Mid Cap Value Portfolio -Service Shares

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity VIP Growth Opportunities Portfolio -Service Class 2

The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

TRANSAMERICA SERIES TRUST

Subadvised by Transamerica Investment Management, LLC

Transamerica Small/Mid Cap Value VP - Initial Class

The following subaccounts will be closed to new investments on May 1, 2006:

JPMORGAN INSURANCE TRUST

J.P. Morgan Investment Management Inc.

JPMorgan Insurance Trust Mid Cap Value Portfolio

JPMorgan Insurance Trust Small Cap Core Portfolio

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The following subaccount will be closed to new investments on April 24, 2009.

MTB GROUP OF FUNDS

Managed by MTB Investment Advisors, Inc.

MTB Managed Allocation Fund – Moderate Growth II

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by the Company, and the Company may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

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We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios [or portfolio classes], close existing portfolios [or portfolio classes], or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

Addition, Deletion, or Substitution of Investments

The Company cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. The Company retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. The Company reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the Company’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by the Company. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, the Company will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, the Company may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in a portfolio of money market instruments. If a portfolio of money market instruments is unavailable, the Company will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more

26

other separate accounts. To the extent permitted by applicable law, the Company also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5)  add new underlying fund portfolios, or substitute a new fund for an existing fund.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of the Company’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with the Company’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment or transfer to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any investment choice within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order at our Administrative and

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Service Office while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction.

The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. (Frequent transfers are considered to be disruptive.) Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to

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modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgement and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps

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taken to deter it (although some level of market timing and disruptive trading can occur even with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for the portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund

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portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and Expense Examples only apply to policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

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You can surrender up to the greater of (i) 10% of your premium payments or (ii) any gains in the policy once each year free of surrender charges after the first year. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 - 1	8%
1 - 2	8%
2 - 3	7%
3 - 4	6%
4 - 5	5%
5 - 6	4%
6 - 7	3%
more than 7	0

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free percentage, you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)].

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option.

Keep in mind that surrenders may be taxable and, if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.

An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. There is an extra charge for this rider. See “Liquidity Rider”.

Liquidity Rider Surrender Charge Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 4	0%

Premium Enhancement Rider Surrender Charge. The following schedule shows the surrender charges that apply during the nine years following payment of each premium payment if you elect the premium enhancement rider:

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Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0-1	9%
1-2	8%
2-3	7%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7-8	2%
8-9	1%
10 or more	0%

After the first year, you can surrender up to the greater of 10% of your premium payments or any gains in the policy (measured at the time of surrender) once each year free of surrender charges. This free amount is not cumulative and is determined at the time of the surrender. If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase:

•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.15%.

•	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.30%.

During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.

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Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $30 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Fund Facilitation Fee

We charge a fund facilitation fee in order to make certain funds available as investment choices under the policies. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:

•	0.30% if you choose the American Funds - Asset Allocation Fund - Class 2

•	0.30% if you choose the American Funds - Bond Fund - Class 2

•	0.30% if you choose the American Funds - Growth Fund - Class 2

•	0.30% if you choose the American Funds - Growth-Income Fund - Class 2

•	0.30% if you choose the American Funds - International Fund - Class 2

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

•	0.20% if you choose the GE Investments Total Return Fund – Class 3

•	0.15% if you choose the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

•	0.10 % if you choose the Transamerica BlackRock Global Allocation VP - Service Class

Liquidity Rider

If you elect the Liquidity Rider, then there is a rider fee at an annual rate of 0.50% of the daily net asset value for the first four policy years.

Premium Enhancement Rider

If you elect the Premium Enhancement Rider, then there is a rider fee at an annual rate of 0.45% of the daily net asset valuefor the first nine policy years. In addition to the rider fee, the Company may use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Living Benefits Rider

If you elect the Living Benefits Rider, there is an annual rider fee of 0.90% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Retirement Income ChoiceSM 1.2 Rider and Additional Options Fees

If you elect the Retirement Income ChoiceSM 1.2 rider, then the fee, which is charged quarterly before annuitization, depends on the allocation option that you choose. If you choose the Open Allocation

34

option, then the fee for the base benefit (for either single or joint life) is 1.10% ( on an annual basis) of the withdrawal base. If you choose the Designated Investment option, then the fee for the base benefit (for single or joint life) is 1.25%, 0.90%, and 0.40% (on an annual basis) of the withdrawal base for allocating 100% of your policy value in Designated Allocation Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income ChoiceSM 1.2 rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:

Option	Single Life Option	Joint Life Option
Death Benefit	0.25%	0.20%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Retirement Income ChoiceSM 1.4 Rider and Additional Options Fees

If you elect the Retirement Income ChoiceSM 1.4 rider, then the rider fee, which is charged quarterly before annuitization, is 1.25%, 0.90%, and 0.40% (on an annual basis) of the withdrawal base for allocating 100% of your policy value in Designated Allocation Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income ChoiceSM 1.4 rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.25%	0.20%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the Annuity Policy Fee Table section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•

Rule 12b-1 Fees. Our affiliate TCI is the principal underwriter for the policies and receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of

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the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-adviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to the Company and TCI

Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	0.50%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.35%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.35%
GE INVESTMENTS FUNDS, INC.	0.45%
JANUS ASPEN SERIES	0.25%
JPMORGAN INSURANCE TRUST	0.25%
MFS ® VARIABLE INSURANCE TRUST	0.45%
MTB Group of Funds	0.35%

NOTES TO INCOMING PAYMENTS TABLE:

Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and TCI may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we and TCI provide.

Transamerica Series Trust (“TST”): Because TST is managed by Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. a variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more

36

revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2009 we received $778,337.50 from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.

•

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):

•

may each directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees.

•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.

•

may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2009, TCI received revenue sharing payments ranging from $3,500 to $32,000 (for a total of $264,750) from the following Fund managers and/or sub-advisers to participate in TCI’s events: Alliance Capital Management L.P., American Century Investment Management, Inc., BlackRock Investment Management, LLC., Columbia Management Advisors, Inc., Evergreen Investments, Federated Investment Management Company, Fidelity Management and Research Company, ING Clarion Real Estate Securities, Janus Capital Management, LLC, Jennison Associates LLC, JPMorgan Investment Management, Inc., Legg Mason, MFS Investment Management, Oppenheimer Funds, Inc., Pacific Investment Management Company LLC, Putnam , Schroders, Transamerica Investment Management, LLC, Van Kampen Asset Management, Vanguard. Please note some of the aforementioned managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

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For further details about the compensation payments we make in connection with the sale of the policies, see “Distribution of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts (See “Section 10, Systematic Payout Option” for more details).

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See “Section 8, Death Benefit”, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your Contract.

Surrenders from qualified policies may be restricted or prohibited.

Surrenders may be subject to a surrender charge. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.

If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative and Service Office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Any payment or transfer request which is not in good order will cause a delay.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If

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these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Signature Guarantee

As a protection against fraud, we require that the following transaction requests include a Medallion signature guarantee:

•	All requests for surrenders (i.e. partial surrenders and full surrenders) over $250,000;

•	All requests for surrenders (i.e. partial surrenders and full surrenders) when the Company does not have an original signature on file.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. This includes many:

•	National and state banks;

•	Savings banks and savings and loan associations;

•	Securities brokers and dealers; and

•	Credit Unions.

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us notice with the information we need. New annuity commencement dates less than 30 days after we receive notice of the change require prior approval. The latest maximum annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 90. The earliest annuity commencement date is at least thirty days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You

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can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

The annuity payment options are explained below. Some options are fixed only and some can be fixed or variable.

Income for a Specified Period (fixed only). We will make level payments only for a fixed period. No funds will remain at the end of the period.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Life Income. You may choose between:

•	No Period Certain (fixed or variable)-Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)-Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds (fixed only)-Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuitized amount.

Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)-Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies.

NOTE CAREFULLY

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

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•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping the Company informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain option. Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative and Service Office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”).

Please Note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim.

The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once the Company receives due proof of death, then investments in the separate account may be reallocated in accordance with the beneficiary’s instructions. The Company may permit the beneficiary to give a “one-time” instruction to reallocate the investments in the separate account to the money market fund before receiving due proof of death, however, provided that each beneficiary agrees to such reallocation instructions.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

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If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death.

Distribution requirements apply to the policy value upon the death of any owner. These distribution requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

Spousal Continuation

IF:

•	the surviving spouse (as beneficiary or sole surviving owner) elects to continue the policy instead of receiving the death benefit; and

•	the guaranteed minimum death benefit is greater than the policy value;

THEN:

•

we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy and the guaranteed minimum death benefit will continue as applicable.

Succession of Ownership

If an owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greater of:

•	the policy value on the date we receive the required information in good order at our Administrative and Service Office;

•	and the guaranteed minimum death benefit (discussed below), plus premium payments (after the date of death), less adjusted partial surrenders, from the date of death to the date

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the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding Death Benefit calculations.

Please note, the death benefit terminates upon annuitization and there is a maximum annuity commencement date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies to policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Annual Step-Up Death Benefit

Under this option, on each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments since the date of any policy anniversary with the largest policy value; minus

•	any adjusted partial surrenders since the date of the policy anniversary with the largest policy value.

The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.15% annually.

Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

This benefit is not available if you or the annuitant is 91 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.

Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Guaranteed Minimum Death Benefit. The application and operation of the Guaranteed Minimum Death Benefit are governed by the terms and conditions of the policy form and riders.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your

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policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from an existing 403(b) policy comply with applicable tax requirements before we process your request.

•

Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

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There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders-Qualified Policies Generally

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

We may make available under the policy certain guaranteed lifetime withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. For example, if you elect a guaranteed lifetime withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the guaranteed lifetime withdrawal benefit rider itself.

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If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders-403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Please Note: In some instances the signature of the employer may be required. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies. Please note that a defaulted loan may stop the growth on a guaranteed lifetime withdrawal benefit.

Surrenders-Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments.

When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the

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amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

If your nonqualified policy contains a guaranteed lifetime withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed lifetime withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments-by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments-by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the

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annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

Medicare Tax

Beginning in 2013, distributions from nonqualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Defense of Marriage Act

The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of the spousal continuation provisions of this policy by persons who do not meet the definition “spouse” under federal law—e.g., civil union partners or same-sex marriage spouses—may have adverse tax consequences. Consult a tax advisor for more information on this subject.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Estate, Gift and Generation-Skipping Transfer Taxes in 2010

In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinistating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer

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taxes underscores the importance of seeking guidance from a qualified advisory to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

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Guaranteed Lifetime Withdrawal Benefits

We may make available, as options under the policy, certain guaranteed lifetime withdrawal and other optional benefits. If your policy contains a guaranteed lifetime withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider for a qualified policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular withdrawals (i.e., partial surrenders) from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of withdrawals made per year, where: (1) up to 10% of your premium payments (reduced by prior withdrawals in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval.

This amount may be taken free of surrender charges.

Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $50. Monthly and quarterly withdrawals must generally be made by electronic funds transfer directly to your checking or savings account.

If you request an additional withdrawal while a Systematic Payout Option is in effect, then the Systematic Payout Option will terminate.

Keep in mind that partial withdrawals under the Systematic Payout Option may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax.

Please note, if you elect certain features (e.g. living benefit riders) your Systematic Payout Option may be different for the first year.

There is no charge for this benefit.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.

Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested in once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

Please note:

•	This feature terminates upon annuitization and there is a mandatory annuitization date.

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•	We may credit interest in the fixed account at a lower rate if you select this rider.

The Liquidity Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Liquidity Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Premium Enhancement Rider

An optional “premium enhancement” rider is available at the time you buy your policy. If you elect this rider, each premium payment will receive a premium enhancement that the Company adds to your policy value. We may change the enhancement rate at any time. Under certain circumstances, you might forfeit (or lose) the premium enhancement.

Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals. Because the surrender charge under the policy is higher and lasts longer if you elect this rider, electing this rider may be beneficial to you only if you own the policy a sufficient length of time.

You may only elect the premium enhancement rider at the time you buy your policy. If you elect the premium enhancement rider, the initial premium payment and each subsequent premium payment for the first nine policy years will receive a premium enhancement which is added to the policy value. The premium enhancement is currently 4% of the amount of the premium payment; however, we may change the enhancement rate at any time. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.

The Company may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events:

•	exercise of the right to cancel option;

•	a death benefit is payable within one year from the time we apply the premium enhancement; or

•	annuitization within one year from the time we apply the premium enhancement.

Please note: If we recapture the premium enhancement, it will be the dollar amount that we added to the policy, not a percentage of your policy value at the time of recapture. Thus, if your policy is worth less (or more) than at the time of purchase, the effect of the recapture on your policy value on a percentage basis may be greater (or less) than the original percentage added. You bear the investment risk on the premium enhancement.

Rider Fee. There is a daily charge for the premium enhancement rider at an annual rate of 0.45% of the assets in each subaccountfor the first nine policy years. In addition to the rider fee, the Company expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Other Terms and Conditions: If you elect this rider, you may not be able to elect other optional benefits or features. Please consult your registered representative for information concerning any such limitations.

Termination. The rider is irrevocable.

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The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this policy as a qualified policy.

The premium enhancement rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the premium enhancement rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

There is no restriction on the maximum amount you may surrender under this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

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Special—You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program. This program is only available for new premium, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. Please note: Dollar Cost Averaging programs will not begin on

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the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment choice; and

•	any amount in a variable source will remain in that variable investment choice; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies, may not be available for all policies, and may not be available in all states. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

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There is no charge for this benefit.

Guaranteed Lifetime Withdrawal Benefits

You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider and the Retirement Income ChoiceSM 1.4 Rider Important aspects of each of these riders are summarized in the “Appendix - Guaranteed Lifetime Withdrawal benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

The following benefits are no longer available for new sales, but if you have previously elected one of these riders you can still upgrade.

•	5 for Life Rider

•	5 for Life with Growth Rider

•	Income Select for Life Rider

•	Retirement Income Choice Rider

•	Retirement Income Choice with Double Withdrawal Base Benefit Rider

Living Benefits Rider

You may elect to purchase the optional Living Benefits Rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 80. The maximum issue age may be lower if required by state law.

You should view the Living Benefits Rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.

Please note:

•	Certain protections under the rider are available only if you hold the rider for ten years.

•

If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy (including guaranteed period options in the fixed account) and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See “Portfolio Allocation Method” below.

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.

•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.

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Guaranteed Minimum Accumulation Benefit

If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date, the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charge that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the “Appendix—Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed

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future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 – $90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the Living Benefits Rider, (first as withdrawals from your policy value or, if necessary, as payments from us) we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.

Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:

•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.

•	“for life,” for withdrawals of up to 5% of your total withdrawal base.

When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See “Adjusted Partial Withdrawals” below.)

Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any amount withdrawn in a rider year (including any surrender charge) in excess of the maximum withdrawal amount is an excess withdrawal.

•

The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See “Maximum Annual Withdrawal Benefit,” “Total Withdrawal Base,” and “Minimum Remaining Withdrawal Amount,” below.)

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to any surrender charge; and

•	may be subject to income taxes and federal tax penalties (See “Section 9. Taxes”).

Maximum Annual Withdrawal Amount. Under this benefit:

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•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero;

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•

or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see “Adjusted Partial Withdrawals,” below). A penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant’s 59th birthday.

•	Any withdrawal before the rider anniversary following the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. You should consult a tax advisor before purchasing this rider with a qualified policy.

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Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by a pro rata amount (possibly to zero). See “Appendix -Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis.

Rider Fee. A rider fee, 0.90% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

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We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 0.90% of your policy value if that total withdrawal base is higher than your policy value.

Portfolio Allocation Method

If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities VP—Service Class subaccount (which invests in the Transamerica U.S. Government Securities VP—Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment choice(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government SecuritiesVP—Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment choices.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretion. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.

Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment choices will

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occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment choice(s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Upgrades

Prior to the annuitant’s 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by sending us written notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Annuitization

If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.

Termination

The Living Benefits Rider will terminate upon the earliest of the following:

•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Living Benefits Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Living Benefits Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income ChoiceSM 1.2 Rider

You may elect to purchase the optional Retirement Income ChoiceSM 1.2 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value according to either the Designated Allocation option or Open Allocation option. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income ChoiceSM 1.2 rider for a qualified policy.

Retirement Income ChoiceSM 1.2 – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us), starting with the rider year

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immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $5,105 which is the applicable withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $4,811.

See the “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•	All policy value must be allocated according to the Designated Allocation option or the Open Allocation option. You should consult with your registered representative to assist you in

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determining whether the investment restrictions attributable to each option are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Retirement Income ChoiceSM 1.2 rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments” below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If your policy value reaches zero, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

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•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated according to either the Designated Allocation option or the Open Allocation option. (See “Allocation Options and Restrictions.”)

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.0%	3.5%
65-74	5.0%	4.5%
≥ 75	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

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Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. This comparison takes place after the application of any applicable annual growth credit. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Excess Interest Adjustment Example” for examples showing the effect hypothetical excess withdrawals in more detail.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Allocation Options and Restrictions. If you elect this rider, you must allocate 100% of your policy value according to either the Designated Allocation option or the Open Allocation option. Transfers will be permitted between the Designated Allocation option and the Open Allocation option at any time.

Designated Allocation Option. Under the Designated Allocation option, you must designate 100% of your policy value into one or more of the designated investment options in the following designated allocation groups:

Designated Allocation Group A

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

American Funds – Asset Allocation Fund – Class 2

Fidelity VIP Balanced Portfolio – Service Class 2

Franklin Templeton VIP Founding Funds Allocation

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Fund – Class 4

Transamerica Asset Allocation – Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Balanced VP – Service Class

Transamerica Efficient Markets VP – Service Class

Transamerica Index 75 VP – Service Class

GE Investments Total Return Fund – Class 3

Designated Allocation Group B

Transamerica Asset Allocation – Moderate VP – Service Class

Transamerica BlackRock Global Allocation VP – Service Class

Transamerica BlackRock Tactical Allocation VP – Service Class

Transamerica Index 50 VP – Service Class

Designated Allocation Group C

Transamerica Asset Allocation – Conservative VP –Service Class

Transamerica PIMCO Total Return VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica Index 35 VP – Service Class

American Funds – Bond Fund – Class 2 Fixed Account

Transfers between the designated investment options in the Designated Allocation option are allowed as permitted under the policy; however, transfers as provided for in the policy from a designated investment option to a non-designated investment option are not permitted unless you change your allocation option to the Open Allocation option.

Open Allocation Option. Under the Open Allocation option, you may allocate to any investment options available under the policy.

If you elect the Open Allocation option, the OA Method will automatically be in effect. The OA Method uses a mathematical model which is designed to help the Company manage portfolio risk and support the guarantees under the rider. Under the OA Method, the mathematical model monitors your policy value and guarantees under the rider and transfers amounts back and forth between the OA Transamerica ProFund UltraBear VP subaccount or certain other subaccounts we choose (each an “OA subaccount” and collectively, the “OA subaccounts”) and the variable investment options you choose to the extent necessary to support the benefit guarantees. You will still have complete discretion over the selection of, and allocation to, the variable investment options for any portion of your policy value that the OA Method does not allocate to the OA subaccounts. You should read the underlying fund prospectus for the variable OA subaccounts carefully before you elect the Open Allocation option.

Transfers to the OA subaccounts according to the mathematical model will be proportionally from all your variable investment options. This mathematical model will not change once you purchase the rider, but we may use a different model for riders issued in the future.

The OA Method is designed to help manage the Company’s portfolio risk associated with negative performance and support the guarantees under the rider. You should not view the rider nor the OA Method as a “market timing” or other type of investment program designed to enhance your policy value. If you choose the Open Allocation option, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the OA subaccounts, less of your policy value may be

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available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Open Allocation option.

Under the OA Method, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the OA subaccounts.

Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the OA subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the OA subaccounts

The amount of the transfer will vary depending on the magnitude and direction of the change in these factors.

Transactions you make may also affect the number of OA transfers including:

•	additional premium payments; and

•	excess withdrawals

These transactions will change the policy value relative to the guarantees under the rider and may result in additional OA transfers.

You may not allocate premium payments to, nor transfer policy value into or out of, the OA subaccounts. OA Method transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the OA subaccounts first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although the mathematical model may make transfers to the OA subaccounts when the policy value drops by less than 3%. The mathematical model will not transfer more then 20% of the policy value to the OA subaccounts. If the policy value continues to fall, no more transfers to the OA subaccounts will occur. However, up to 30% of the policy value could be in the OA subaccounts due to negative performance of the investment options. If negative investment performance causes the percentage of the policy value in the OA subaccounts to exceed 30%, then the mathematical model will transfer the excess policy value back into your investment options. The policy value allocated to the OA subaccounts will remain there unless your policy value recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the rider. This generally occurs when the policy value increases by 2.5% to 10% in relation to the guarantees under the rider, although the mathematical model may require a larger increase before transferring amounts back to your investment options.

The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the OA subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely, (because your policy value is approaching

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zero), the mathematical model will tend to allocate more policy value to the OA subaccounts. If, on the other hand, the policy value is much higher under the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.

Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.

The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next.

See “Appendix—OA Method Transfers” in the SAI for more detail regarding the workings of the mathematical model, including the formula used to compute the allocation on a daily basis.

Please Note: The OA Transamerica ProFunds UltraBear VP subaccount invests in the Transamerica ProFunds UltraBear VP portfolio which is designed to seek daily investment results, before fees and expenses that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500 Index. Please read the prospectus for the Transamerica ProFunds UltraBear VP portfolio to understand how its investment objective may affect your policy value if OA Method transfers occur to the OA Transamerica ProFunds UltraBear VP subaccount.

You cannot allocate premium payments or transfers to the OA subaccounts.

Please note:

•	If you no longer want to be subject to an allocation option, you will be required to terminate the rider. If you terminate the rider you will lose all of its benefits.

•

We can change or eliminate a designated allocation group at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, its own rider fee percentage (which may be higher or lower than your current rider fee percentage) and its own terms and benefits (which may not be as advantageous as the current rider); and any options you elect to change or add. The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant (or the annuitant’s spouse if younger and the joint option is elected) is 86 or older.

Retirement Income ChoiceSM 1.2 – Additional Options

You may elect the following options with this rider (the options are not mutually exclusive):

•	Death Benefit and;

•	Joint Life

There is an additional fee if you elect the Death Benefit option under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.

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Furthermore, if you elect the Joint Life option in combination with the Death Benefit option, then the fee for each of those additional options will be different than under the Single Life option. See “Retirement Income ChoiceSM 1.2 Rider and Additional Option Fees”.

1. Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See “Section 8. Death Benefit.”

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. Please note that under federal tax law, upon the death of an owner, only a “spouse,” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

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2. Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

Please note:

•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

Retirement Income ChoiceSM 1.2 Fees

Retirement Income ChoiceSM 1.2 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, transfers between designated investment groups, or changes to other allocation options during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the base rider fee is the applicable “rider fee percentage” (see the Fee Table) times the withdrawal base.

The Open Allocation option base quarterly fee is calculated by multiplying (A) by (B) by (C), where:

(A)	is the withdrawal base;

(B)	is the rider fee percentage; and

(C)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

The Designated Allocation option base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the withdrawal base;

(B)	is the sum of each designated investment group’s rider fee percentage multiplied by the applicable designated investment group’s value;

(C)	is the total policy value; and

(D)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your

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rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the base rider fee:

•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•

Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups or different allocation options on other than the first business day of a rider quarter, a “rider fee adjustment” will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee. The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.

Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will also be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. As with the rider fee adjustments calculated for transfers, the rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit (see the Fee Table). Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income ChoiceSM 1.2 Rider Issue Requirements

The Company will not issue the Retirement Income ChoiceSM 1.2 rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income ChoiceSM 1.2 rider and any additional options will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the rider if such notice

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is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income ChoiceSM 1.2 rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income ChoiceSM 1.2 rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income ChoiceSM 1.4 Rider

You may elect to purchase the optional Retirement Income ChoiceSM 1.4 rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income ChoiceSM 1.4 rider for a qualified policy.

Retirement Income ChoiceSM 1.4 – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

See the “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider

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withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Retirement Income ChoiceSM 1.4 rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments” below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and

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Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If your policy value reaches zero, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds. (See “Designated Investment Options.”)

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.0%	3.5%
65-74	5.0%	4.5%
≥ 75	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

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•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. This comparison takes place after the application of any applicable annual growth credit. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the

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withdrawal base. See the “Appendix—Guaranteed Lifetime Benefit Adjustment Partial Surrenders -Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect hypothetical excess withdrawals in more detail.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Designated Investment Options.

If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options in the following designated allocation groups:

Designated Allocation Group A

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

American Funds – Asset Allocation Fund – Class 2

Fidelity VIP Balanced Portfolio – Service Class 2

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

Transamerica Asset Allocation – Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Balanced VP – Service Class

Transamerica Efficient Markets VP – Service Class

Transamerica Index 75 VP – Service Class

GE Investments Total Return Fund – Class 3

Designated Allocation Group B

Transamerica Asset Allocation – Moderate VP – Service Class

Transamerica BlackRock Global Allocation VP – Service Class

Transamerica BlackRock Tactical Allocation VP – Service Class

Transamerica Index 50 VP – Service Class

Designated Allocation Group C

Transamerica Asset Allocation – Conservative VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica Index 35 VP – Service Class

American Funds – Bond Fund – Class 2 Fixed Account

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•

The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).

•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected

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designated investment options to other designated investment options that meet the allocation requirements.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, its own rider fee percentage (which may be higher or lower than your current rider fee percentage) and its own terms and benefits (which may not be as advantageous as the current rider); and any options you elect to change or add. The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant (or the annuitant’s spouse if younger and the joint option is elected) is 86 or older.

Retirement Income ChoiceSM 1.4 – Additional Options

You may elect the following options with this rider (the options are not mutually exclusive):

•	Death Benefit; and

•	Joint Life.

There is an additional fee if you elect the Death Benefit option under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See “Retirement Income ChoiceSM 1.4 Rider and Additional Option Fees”.

1. Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See “Section 8. Death Benefit.”

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable

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under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. Please note that under federal tax law, upon the death of an owner, only a “spouse,” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

Please note:

•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

Retirement Income ChoiceSM 1.4 Fees

Retirement Income ChoiceSM 1.4 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the base rider fee is the applicable “rider fee percentage” (see the Fee Table) times the withdrawal base.

The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the withdrawal base;

(B)	is the sum of each designated investment group’s rider fee percentage multiplied by the applicable designated investment group’s value;

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(C)	is the total policy value; and

(D)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the base rider fee:

•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•

Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first business day of a rider quarter, a “rider fee adjustment” will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee. The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.

Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will also be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. As with the rider fee adjustments calculated for transfers, the rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit (see the Fee Table). Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

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Retirement Income ChoiceSM 1.4 Rider Issue Requirements

The Company will not issue the Retirement Income ChoiceSM 1.4 rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income ChoiceSM 1.4 rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income ChoiceSM 1.4 rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income ChoiceSM 1.4 rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing at our Administrative and Service Office. An ownership change may be a taxable event.

Beneficiary

The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specifiy their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.

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Right to Cancel Period

You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 20 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative and Service Office, written notice of cancellation and the returned policy. The policy will then be deemed void.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative and Service Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the policy until we have received them in good order at our Administrative and Service Office. “good order” means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically, along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extend applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all policy owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner’s consents. With respect to purchase requests, “good order” also generally includes receipt (by us) of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of the Company, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including the Company, agree to take any necessary steps to resolve the matter. This may include

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removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there will be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 240-744-3030.

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Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. The Company, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of Transamerica Capital, Inc., to perform under its principal underwriting agreement, or on the ability of the Company to meet its obligations under the policy.

Transamerica Financial Life Insurance Company

Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in all states and the District of Columbia.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company.

Financial Condition of the Company

We pay benefits under your Contract from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits depend upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our

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general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the New York State Insurance Department as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative and Service Office referenced in this prospectus. In addition, the SAI’s available on the SEC;s website at http://www.sec.gov. Our financial strength can be found on our website.

The Separate Account

The Company established a separate account, called Separate Account VA BNY, under the laws of the State of New York on September 27, 1994. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company’s other income, gains or losses.

The assets of the separate account are held in the Company’s name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into

83

written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 6% of premiums (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

Special Compensation Paid to Affiliated Firms.

We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guaranties.

Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring

84

and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2009, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $6,350 to $500,000, and payments of between 0.10% and 1.32% on new sales. TCI also paid selling firms special fees based on new sales and/or assets under management.

During 2009, we and/or TCI had such “preferred product” arrangements with the following selling firms:

Bank of America

CCO Investments Services Corp.

Centarus Financial, Inc.

Compass Brokerage, Inc.

CUSO FinancialServices, L.P.

Equity Services

Fintegra

Girard Securities

Hantz Financial Services, Inc.

Harbour Investments

Intersecurities now Transamerica Financial

Investment Centers, Inc.

Investors Capital National Convention

James T Borello & Company

Kovack Securities

Life Investors

LPL Financial

M & T Securities, Inc.

Merrill Lynch

Money Concepts

Morgan Stanley

National Life Group

Newbridge Financial

Next Financial Group

Park Avenue Securities LLC

Raymond James and Associates

Raymond James Financial Services

Signator Investments

Smith Barney

Summit Equities

Suntrust Annual

The Huntington Investment Company

The Planner Network

UBS Financial Services

UnionBanc Investment Services LLC

US Bancorp Investments, Inc.

USAdvisors Network

Valmark Securities, Inc.

Wachovia Bank

Wachovia Securities

Waterstone

World Group Securities

85

During 2009, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2009
Merrill Lynch	$1,162,747
LPL Financial	$804,802
Wachovia Securities	$629,664
Smith Barney	$614,101
Wachovia Bank	$540,907
USB Financial Services	$539,035
Raymond James Financial Services	$482,953
Bank of America	$357,620
Intersecurities now Transamerica Financial	$311,101
CCO Investments Services Corp.	$164,471

No specific charge is assessed directly to policy owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Historical Performance Data
Published Ratings
State Regulation of Transamerica Financial Life Insurance Company
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Appendix - Condensed Financial Information
Appendix - OA Method Transfers

86

APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2009. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:

calling:	(800) 525-6205
writing:	Transamerica Financial Life Insurance Company
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class(1) Subaccount Inception Date May 1, 2001	2009	$0.840922	$0.989153	0.000
	2008	$1.361980	$0.840922	0.000
	2007	$1.407450	$1.361980	0.000
	2006	$1.201253	$1.407450	0.000
	2005	$1.179421	$1.201253	0.000
	2004	$1.000000	$1.179421	0.000

Transamerica Asset Allocation – Conservative VP – Service Class Subaccount Inception Date May 1, 2002	2009	$0.979668	$1.200247	54,299.373
	2008	$1.270830	$0.979668	44,922.259
	2007	$1.220709	$1.270830	0.000
	2006	$1.140199	$1.220709	0.000
	2005	$1.106919	$1.140199	0.000
	2004	$1.000000	$1.106919	0.000

Transamerica Asset Allocation – Growth VP – Service Class Subaccount Inception Date May 1, 2002	2009	$0.904932	$1.149855	42,486.153
	2008	$1.531534	$0.904932	18,371.575
	2007	$1.452146	$1.531534	23,628.526
	2006	$1.284181	$1.452146	0.000
	2005	$1.169683	$1.284181	0.000
	2004	$1.000000	$1.169683	0.000

Transamerica Asset Allocation – Moderate VP – Service Class Subaccount Inception Date May 1, 2002	2009	$0.988819	$1.223994	0.000
	2008	$1.365998	$0.988819	0.000
	2007	$1.292796	$1.365998	0.000
	2006	$1.185058	$1.292796	0.000
	2005	$1.127695	$1.185058	0.000
	2004	$1.000000	$1.127695	0.000

Transamerica Asset Allocation – Moderate Growth VP – Service Class Subaccount Inception Date May 1, 2002	2009	$0.961203	$1.205589	102,633.990
	2008	$1.461051	$0.961203	0.000
	2007	$1.385012	$1.461051	0.000
	2006	$1.243584	$1.385012	0.000
	2005	$1.155592	$1.243584	0.000
	2004	$1.000000	$1.155592	0.000

Transamerica International Moderate Growth VP – Service Class Subaccount Inception Date May 1, 2006	2009	$0.683054	$0.866493	0.000
	2008	$1.093585	$0.683054	0.000
	2007	$1.027743	$1.093585	0.000
	2006	$1.000000	$1.027743	0.000

87

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Global Allocation VP – Service Class Subaccount Inception Date May 1, 2009
	2009	$1.000000	$1.199639	0.000

Transamerica BlackRock Tactical Allocation VP – Service Class Subaccount Inception Date May 1, 2009
	2009	$1.000000	$1.203393	54,646.502

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2) Subaccount Inception Date May 1, 2000	2009	$1.076816	$1.201068	0.000
	2008	$1.665113	$1.076816	0.000
	2007	$1.627009	$1.665113	0.000
	2006	$1.422266	$1.627009	0.000
	2005	$1.252828	$1.422266	0.000
	2004	$1.000000	$1.252828	0.000

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class Subaccount Inception Date November 19, 2009
	2009	$0.990705	$1.008795	0.000

Transamerica Foxhall Global Conservative VP – Service Class Subaccount Inception Date November 19, 2009
	2009	$0.995060	$0.983098	0.000

Transamerica Foxhall Global Growth VP – Service Class Subaccount Inception Date November 19, 2009
	2009	$0.988958	$1.005952	0.000

Transamerica Foxhall Global Hard Asset VP – Service Class Subaccount Inception Date November 19, 2009
	2009	$0.986563	$0.985328	0.000

Transamerica Hanlon Balanced VP – Service Class Subaccount Inception Date November 19, 2009
	2009	$0.998150	$1.020140	0.000

Transamerica Hanlon Growth and Income VP – Service Class Subaccount Inception Date November 19, 2009
	2009	$0.997257	$1.021887	0.000

Transamerica Hanlon Growth VP – Service Class Subaccount Inception Date November 19, 2009
	2009	$0.996388	$1.020807	0.000

Transamerica Hanlon Managed Income VP – Service Class Subaccount Inception Date November 19, 2009
	2009	$0.999947	$1.003159	0.000

Transamerica Clarion Global Real Estate Securities VP – Service Class Subaccount Inception Date May 1, 2002	2009	$1.111342	$1.449864	0.000
	2008	$1.970525	$1.111342	0.000
	2007	$2.158253	$1.970525	7,643.908
	2006	$1.550371	$2.158253	8,461.833
	2005	$1.396448	$1.550371	9,929.000
	2004	$1.000000	$1.396448	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class Subaccount Inception Date November 19, 2009
	2009	$0.985146	$1.029113	0.000

Transamerica JPMorgan Enhanced Index VP – Service Class Subaccount Inception Date May 2, 1997	2009	$0.821552	$1.042079	0.000
	2008	$1.340681	$0.821552	0.000
	2007	$1.310582	$1.340681	0.000
	2006	$1.162163	$1.310582	0.000
	2005	$1.148055	$1.162163	0.000
	2004	$1.000000	$1.148055	0.000

Transamerica Jennison Growth VP– Service Class(3) Subaccount Inception Date December 13, 1996	2009	$0.821098	$1.133110	0.000
	2008	$1.331150	$0.821098	0.000
	2007	$1.219689	$1.331150	0.000
	2006	$1.223828	$1.219689	0.000
	2005	$1.099019	$1.223828	0.000
	2004	$1.000000	$1.099019	0.000

88

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Focus VP – Service Class(4) Subaccount Inception Date May 1, 2000	2009	$0.818287	$1.023893	0.000
	2008	$1.314715	$0.818287	0.000
	2007	$1.330325	$1.314715	0.000
	2006	$1.146477	$1.330325	0.000
	2005	$1.125917	$1.146477	0.000
	2004	$1.000000	$1.125917	0.000

Transamerica AEGON High Yield Bond VP – Service Class(5) Subaccount Inception Date June 21, 1999	2009	$0.873225	$1.257884	1.257884
	2008	$1.194463	$0.873225	0.000
	2007	$1.197194	$1.194463	0.000
	2006	$1.103340	$1.197194	0.000
	2005	$1.108153	$1.103340	0.000
	2004	$1.000000	$1.108153	0.000

Transamerica ProFunds UltraBear Fund – Service Class OAM Subaccount Inception Date May 1, 2009
	2009	$1.000000	$0.560672	0.000

Transamerica MFS International Equity VP – Service Class Subaccount Inception Date May 1, 2001	2009	$1.072424	$1.391018	0.000
	2008	$1.696321	$1.072424	0.000
	2007	$1.588686	$1.696321	0.000
	2006	$1.317598	$1.588686	0.000
	2005	$1.194818	$1.317598	0.000
	2004	$1.000000	$1.194818	0.000

Transamerica Marsico Growth VP – Service Class(3) Subaccount Inception Date May 1, 2000	2009	$0.820782	$1.017075	0.000
	2008	$1.421554	$0.820782	0.000
	2007	$1.206505	$1.421554	0.000
	2006	$1.169672	$1.206505	0.000
	2005	$1.101933	$1.169672	0.000
	2004	$1.000000	$1.101933	0.000

Transamerica PIMCO Total Return VP – Service Class Subaccount Inception Date May 1, 2002	2009	$1.072024	$1.217156	24,754.124
	2008	$1.127650	$1.072024	24,872.578
	2007	$1.056730	$1.127650	10,400.853
	2006	$1.036872	$1.056730	11,513.763
	2005	$1.035977	$1.036872	13,510.000
	2004	$1.000000	$1.035977	0.000

Transamerica T. Rowe Price Equity Income VP – Service Class(1) Subaccount Inception Date June 28, 1995	2009	$0.897141	$1.101397	0.000
	2008	$1.433598	$0.897141	109,655.188
	2007	$1.418333	$1.433598	115,886.361
	2006	$1.218057	$1.418333	120,991.500
	2005	$1.196204	$1.218057	126,047.000
	2004	$1.000000	$1.196204	0.000

Transamerica T. Rowe Price Growth Stock VP – Service Class(3) Subaccount Inception Date April 28, 1995	2009	$0.790865	$1.108618	0.000
	2008	$1.402355	$0.790865	0.000
	2007	$1.304545	$1.402355	0.000
	2006	$1.175487	$1.304545	0.000
	2005	$1.131624	$1.175487	0.000
	2004	$1.000000	$1.131624	0.000

Transamerica T. Rowe Price Small Cap VP – Service Class Subaccount Inception Date May 1, 2000	2009	$0.804533	$1.091625	0.000
	2008	$1.289852	$0.804533	0.000
	2007	$1.203528	$1.289852	0.000
	2006	$1.187285	$1.203528	0.000
	2005	$1.096368	$1.187285	0.000
	2004	$1.000000	$1.096368	0.000

89

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Templeton Global VP – Service Class	2009	$0.820848	$1.029354	0.000
Subaccount Inception Date May 1, 2000	2008	$1.489578	$0.820848	0.000
	2007	$1.320902	$1.489578	0.000
	2006	$1.136855	$1.320902	0.000
	2005	$1.051742	$1.136855	0.000
	2004	$1.000000	$1.051742	0.000

Transamerica Efficient Markets VP – Service Class	2009	$1.036202	$1.197925	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036202	0.000

Transamerica Balanced VP – Service Class(6)	2009	$0.930174	$1.149041	0.000
Subaccount Inception Date May 1, 2002	2008	$1.406565	$0.930174	0.000
	2007	$1.264951	$1.406565	0.000
	2006	$1.185899	$1.264951	0.000
	2005	$1.121594	$1.185899	0.000
	2004	$1.000000	$1.121594	0.000

Transamerica Convertible Securities VP – Service Class	2009	$0.893361	$1.149363	0.000
Subaccount Inception Date May 1, 2002	2008	$1.445762	$0.893361	0.000
	2007	$1.246196	$1.445762	0.000
	2006	$1.148149	$1.246196	0.000
	2005	$1.130446	$1.148149	0.000
	2004	$1.000000	$1.130446	0.000

Transamerica WMC Diversified Growth VP – Service Class(7)	2009	$0.859034	$1.086083	0.000
Subaccount Inception Date May 1, 2000	2008	$1.627255	$0.859034	0.000
	2007	$1.429765	$1.627255	0.000
	2006	$1.344838	$1.429765	0.000
	2005	$1.179060	$1.344838	0.000
	2004	$1.000000	$1.179060	0.000

Transamerica Growth Opportunities VP – Service Class	2009	$0.962080	$1.288309	0.000
Subaccount Inception Date May 2, 2001	2008	$1.664426	$0.962080	0.000
	2007	$1.382669	$1.664426	0.000
	2006	$1.343754	$1.382669	0.000
	2005	$1.181645	$1.343754	0.000
	2004	$1.000000	$1.181645	0.000

Transamerica Money Market VP – Service Class	2009	$1.047238	$1.027323	42,204.858
Subaccount Inception Date January 1, 1995	2008	$1.045100	$1.047238	0.000
	2007	$1.017104	$1.045100	0.000
	2006	$0.992507	$1.017104	0.000
	2005	$0.985904	$0.992507	0.000
	2004	$1.000000	$0.985904	0.000

Transamerica Science & Technology VP – Service Class(8)	2009	$0.694301	$1.075273	0.000
Subaccount Inception Date May 1, 2001	2008	$1.384606	$0.694301	0.000
	2007	$1.065462	$1.384606	0.000
	2006	$1.077966	$1.065462	0.000
	2005	$1.078883	$1.077966	0.000
	2004	$1.000000	$1.078883	0.000

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.658706	$0.923285	0.000
Subaccount Inception Date January 1, 1995	2008	$1.000000	$0.658706	0.000

90

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica U.S. Government Securities VP – Service Class	2009	$1.126486	$1.151322	0.000
Subaccount Inception Date June 16, 1995	2008	$1.069229	$1.126486	0.000
	2007	$1.030596	$1.069229	0.000
	2006	$1.019453	$1.030596	0.000
	2005	$1.019091	$1.019453	0.000
	2004	$1.000000	$1.019091	0.000

Transamerica Value Balanced VP – Service Class	2009	$0.713310	$0.861611	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.713310	0.000

Transamerica Index 100 VP – Service Class Subaccount Inception Date November 19, 2009	2009	$0.999947	$1.023670	0.000

Transamerica Index 35 VP – Service Class Subaccount Inception Date November 19, 2009	2009	$0.999947	$0.997727	0.000

Transamerica Index 50 VP – Service Class	2009	$0.815389	$0.931999	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.815389	0.000

Transamerica Index 75 VP – Service Class	2009	$0.719630	$0.869488	213,030.401
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.719630	110,268.010

Transamerica Morgan Stanley Active International Allocation VP – Service Class(9)	2009	$1.134211	$1.398174	0.000
Subaccount Inception Date January 1, 1995	2008	$1.897250	$1.134211	0.000
	2007	$1.678120	$1.897250	0.000
	2006	$1.388757	$1.678120	0.000
	2005	$1.246139	$1.388757	0.000
	2004	$1.000000	$1.246139	0.000

Transamerica Multi Managed Large Cap Core VP – Service Class(10)	2009	$0.802752	$1.142407	0.000
Subaccount Inception Date January 1, 1995	2008	$1.416163	$0.802752	0.000
	2007	$1.325393	$1.416163	0.000
	2006	$1.227649	$1.325393	0.000
	2005	$1.146899	$1.227649	0.000
	2004	$1.000000	$1.146899	0.000

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(11)	2009	$0.741036	$1.163858	0.000
Subaccount Inception Date May 1, 2001	2008	$1.410653	$0.741036	0.000
	2007	$1.176644	$1.410653	0.000
	2006	$1.094577	$1.176644	0.000
	2005	$1.039809	$1.094577	0.000
	2004	$1.000000	$1.039809	0.000

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.105550	$1.129925	16,880.523
Subaccount Inception Date June 16, 1995	2008	$1.049354	$1.105550	17,260.743
	2007	$1.011446	$1.049354	11,586.093
	2006	$1.000508	$1.011446	0.000
	2005	$1.000000	$1.000508	0.000

Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.622187	$0.901634	0.000
Subaccount Inception Date May 1, 2002	2008	$1.318999	$0.622187	0.000
	2007	$1.326766	$1.318999	0.000
	2006	$1.197589	$1.326766	0.000
	2005	$1.158020	$1.197589	0.000
	2004	$1.000000	$1.158020	0.000

91

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.732942	$0.867872	0.000
Subaccount Inception Date May 1, 2002	2008	$1.302515	$0.732942	0.000
	2007	$1.188594	$1.302515	0.000
	2006	$1.142493	$1.188594	0.000
	2005	$1.072689	$1.142493	0.000
	2004	$1.000000	$1.072689	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012367	$1.233390	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012367	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.818182	$0.965842	0.000
Subaccount Inception Date May 1, 2001	2008	$1.406638	$0.818182	0.000
	2007	$1.367752	$1.406638	0.000
	2006	$1.191917	$1.367752	0.000
	2005	$1.161704	$1.191917	0.000
	2004	$1.000000	$1.161704	0.000

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.777784	$1.045995	0.000
Subaccount Inception Date May 1, 2001	2008	$1.317769	$0.777784	0.000
	2007	$1.182605	$1.317769	0.000
	2006	$1.213383	$1.182605	0.000
	2005	$1.077097	$1.213383	0.000
	2004	$1.000000	$1.077097	0.000

American Funds – Asset Allocation Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989770	$1.007640	0.000

American Funds – Bond Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000891	$0.993361	0.000

American Funds – Growth-Income Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986794	$1.007891	0.000

American Funds – Growth Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986472	$1.002501	0.000

American Funds – International Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.982903	$0.980022	0.000

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.663638	$0.900399	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.663638	0.000

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$0.946209	$1.257299	0.000
Subaccount Inception Date May 1, 2000	2008	$1.683422	$0.946209	0.000
	2007	$1.463244	$1.683422	0.000
	2006	$1.338666	$1.463244	0.000
	2005	$1.169932	$1.338666	0.000
	2004	$1.000000	$1.169932	0.000

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.796072	$1.014193	0.000
Subaccount Inception Date May 1, 2000	2008	$1.419332	$0.796072	0.000
	2007	$1.428992	$1.419332	0.000
	2006	$1.214705	$1.428992	0.000
	2005	$1.172981	$1.214705	0.000
	2004	$1.000000	$1.172981	0.000

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.717861	$0.901030	0.000
Subaccount Inception Date May 1, 2001	2008	$1.389096	$0.717861	0.000
	2007	$1.118214	$1.389096	0.000
	2006	$1.069657	$1.118214	0.000
	2005	$1.033578	$1.069657	0.000
	2004	$1.000000	$1.033578	0.000

92

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.117551	$1.531940	0.000
Subaccount Inception Date May 1, 2000	2008	$1.886714	$1.117551	0.000
	2007	$1.667885	$1.886714	8,287.007
	2006	$1.512707	$1.667885	9,173.740
	2005	$1.306694	$1.512707	10,765.000
	2004	$1.000000	$1.306694	0.000

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.639565	$0.985870	0.000
Subaccount Inception Date May 1, 2002	2008	$1.338639	$0.639565	0.000
	2007	$1.294450	$1.338639	0.000
	2006	$1.137526	$1.294450	0.000
	2005	$1.132172	$1.137526	0.000
	2004	$1.000000	$1.132172	0.000

Franklin Income Securities Fund – Class 2	2009	$0.667079	$0.887236	0.000
Subaccount Inception Date May 1, 2007	2008	$0.966884	$0.667079	0.000
	2007	$1.000000	$0.966884	0.000

Mutual Shares Securities Fund – Class 2	2009	$0.592743	$0.732851	0.000
Subaccount Inception Date May 1, 2007	2008	$0.960957	$0.592743	0.000
	2007	$1.000000	$0.960957	0.000

Templeton Foreign Securities Fund – Class 2	2009	$0.622897	$0.837316	0.000
Subaccount Inception Date May 1, 2007	2008	$1.065218	$0.622897	0.000
	2007	$1.000000	$1.065218	0.000

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989698	$1.260784	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989698	0.000

GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988801	$1.003281	0.000

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$0.972780	$1.378244	0.000
Subaccount Inception Date October 9, 2000	2008	$1.766658	$0.972780	0.000
	2007	$1.479596	$1.766658	0.000
	2006	$1.331249	$1.479596	0.000
	2005	$1.211421	$1.331249	0.000
	2004	$1.000000	$1.211421	0.000

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.751211	$1.012439	0.000
Subaccount Inception Date October 9, 2000	2008	$1.387768	$0.751211	0.000
	2007	$1.293832	$1.387768	0.000
	2006	$1.118394	$1.293832	0.000
	2005	$1.080016	$1.118394	0.000
	2004	$1.000000	$1.080016	0.000

JPMorgan Insurance Trust Core Bond Portfolio
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.048790	0.000

JPMorgan Insurance Trust U.S. Equity Portfolio
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.346326	0.000

JPMorgan Insurance Trust International Equity Portfolio	2009	$0.924553	$1.413610	0.000
Subaccount Inception Date May 1, 2004	2008	$1.607369	$0.924553	0.000
	2007	$1.498998	$1.607369	0.000
	2006	$1.252178	$1.498998	0.000
	2005	$1.153212	$1.252178	0.000
	2004	$1.000000	$1.153212	0.000

93

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust Mid Cap Value Portfolio	2009	$0.916394	$1.308668	0.000
Subaccount Inception Date May 1, 2004	2008	$1.398877	$0.916394	0.000
	2007	$1.392154	$1.398877	0.000
	2006	$1.214669	$1.392154	0.000
	2005	$1.133828	$1.214669	0.000
	2004	$1.000000	$1.133828	0.000

JPMorgan Insurance Trust Small Cap Core Portfolio	2009	$0.853937	$1.317442	0.000
Subaccount Inception Date May 1, 2004	2008	$1.280136	$0.853937	0.000
	2007	$1.383688	$1.280136	0.000
	2006	$1.226543	$1.383688	0.000
	2005	$1.209086	$1.226543	0.000
	2004	$1.000000	$1.209086	0.000

MFS ® New Discovery Series – Service Class	2009	$0.695533	$1.111499	0.000
Subaccount Inception Date May 1, 2002	2008	$1.172551	$0.695533	0.000
	2007	$1.169232	$1.172551	0.000
	2006	$1.055494	$1.169232	0.000
	2005	$1.024468	$1.055494	0.000
	2004	$1.000000	$1.024468	0.000

MFS ® Total Return Series – Service Class	2009	$0.973702	$1.124365	0.000
Subaccount Inception Date May 1, 2002	2008	$1.278035	$0.973702	0.000
	2007	$1.253760	$1.278035	9,584.336
	2006	$1.145035	$1.253760	10,609.885
	2005	$1.137739	$1.145035	12,450.000
	2004	$1.000000	$1.137739	0.000

MTB Managed Allocation Fund – Moderate Growth II	2009	$0.842226	$1.037776	0.000
Subaccount Inception Date May 1, 2004	2008	$1.210744	$0.842226	0.000
	2007	$1.154904	$1.210744	0.000
	2006	$1.066260	$1.154904	0.000
	2005	$1.045226	$1.066260	0.000
	2004	$1.000000	$1.045226	0.000

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class(1)	2009	$0.794182	$0.941857	2,247.008
Subaccount Inception Date May 1, 2001	2008	$1.272009	$0.794182	2,250.050
	2007	$1.302518	$1.272009	2,252.434
	2006	$1.101883	$1.302518	2,254.497
	2005	$1.000000	$1.101883	0.000

Transamerica Asset Allocation – Conservative VP – Initial Class	2009	$1.084764	$1.341624	0.000
Subaccount Inception Date May 1, 2002	2008	$1.393535	$1.084764	0.000
	2007	$1.326374	$1.393535	0.000
	2006	$1.227011	$1.326374	0.000
	2005	$1.000000	$1.227011	0.000

Transamerica Asset Allocation – Growth VP – Initial Class	2009	$0.943304	$1.209469	0.000
Subaccount Inception Date May 1, 2002	2008	$1.582269	$0.943304	0.000
	2007	$1.486851	$1.582269	0.000
	2006	$1.302034	$1.486851	0.000
	2005	$1.000000	$1.302034	0.000

94

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Moderate VP – Initial Class	2009	$1.074425	$1.341335	0.000
Subaccount Inception Date May 1, 2002	2008	$1.469438	$1.074425	0.000
	2007	$1.378257	$1.469438	0.000
	2006	$1.251752	$1.378257	0.000
	2005	$1.000000	$1.251752	0.000

Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2009	$1.021885	$1.293468	123,520.505
Subaccount Inception Date May 1, 2002	2008	$1.538888	$1.021885	0.000
	2007	$1.445324	$1.538888	0.000
	2006	$1.285492	$1.445324	0.000
	2005	$1.000000	$1.285492	0.000

Transamerica BlackRock Large Cap Value VP – Initial Class(1)(2)	2009	$1.070125	$1.204776	32,160.498
Subaccount Inception Date May 1, 2000	2008	$1.638984	$1.070125	6,038.582
	2007	$1.586029	$1.638984	6,047.242
	2006	$1.373411	$1.586029	0.000
	2005	$1.000000	$1.373411	0.000

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.352468	$1.782147	8,540.821
Subaccount Inception Date May 1, 2002	2008	$2.376670	$1.352468	8,552.397
	2007	$2.579503	$2.376670	8,561.451
	2006	$1.835653	$2.579503	13,660.636
	2005	$1.000000	$1.835653	0.000

Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$0.695084	$0.889633	80,871.006
Subaccount Inception Date May 2, 1997	2008	$1.123403	$0.695084	94,033.501
	2007	$1.088148	$1.123403	116,932.845
	2006	$0.955422	$1.088148	82,592.509
	2005	$1.000000	$0.955422	49,854.000

Transamerica Jennison Growth VP – Initial Class(3)	2009	$0.634782	$0.884015	15,699.102
Subaccount Inception Date December 13, 1996	2008	$1.020357	$0.634782	15,736.073
	2007	$0.926507	$1.020357	22,742.331
	2006	$0.919997	$0.926507	29,119.158
	2005	$1.000000	$0.919997	24,001.000

Transamerica Focus VP – Initial Class(4)	2009	$0.764045	$0.965218	0.000
Subaccount Inception Date May 1, 2000	2008	$1.215742	$0.764045	0.000
	2007	$1.218398	$1.215742	0.000
	2006	$1.040511	$1.218398	0.000
	2005	$1.000000	$1.040511	0.000

Transamerica AEGON High Yield Bond VP – Initial Class(5)	2009	$1.020431	$1.483913	2,916.915
Subaccount Inception Date June 21, 1999	2008	$1.381306	$1.020431	2,926.523
	2007	$1.373205	$1.381306	5,667.223
	2006	$1.253150	$1.373205	0.000
	2005	$1.000000	$1.253150	0.000

Transamerica MFS International Equity VP – Initial Class	2009	$0.837955	$1.098102	0.000
Subaccount Inception Date May 1, 2001	2008	$1.311199	$0.837955	0.000
	2007	$1.216347	$1.311199	0.000
	2006	$1.000666	$1.216347	0.000
	2005	$1.000000	$1.000666	0.000

Transamerica Marsico Growth VP – Initial Class(3)	2009	$0.692121	$0865639	28,349.651
Subaccount Inception Date May 1, 2000	2008	$1.186728	$0.692121	28,345.651
	2007	$0.998009	$1.186728	28,345.651
	2006	$0.959028	$0.998009	0.000
	2005	$1.000000	$0.959028	0.000

95

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica PIMCO Total Return VP – Initial Class	2009	$1.210180	$1.386905	539.902
Subaccount Inception Date May 1, 2002	2008	$1.260541	$1.210180	542.739
	2007	$1.171534	$1.260541	10,129.876
	2006	$1.138214	$1.171534	0.000
	2005	$1.000000	$1.138214	0.000

Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2009	$0.933660	$1.156556	100,594.035
Subaccount Inception Date June 28, 1995	2008	$1.476501	$0.933660	111,053.718
	2007	$1.447058	$1.476501	126,967.799
	2006	$1.231572	$1.447058	104,045.248
	2005	$1.000000	$1.231572	75,560.000

Transamerica T. Rowe Price Growth Stock VP – Initial Class(3)	2009	$0.724573	$1.025585	103,663.609
Subaccount Inception Date April 28, 1995	2008	$1.273242	$0.724573	112,362.641
	2007	$1.172985	$1.273242	137,797.719
	2006	$1.047441	$1.172985	52,151.648
	2005	$1.000000	$1.047441	23,685.000

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.789781	$1.081922	0.000
Subaccount Inception Date May 1, 2000	2008	$1.254462	$0.789781	0.000
	2007	$1.158869	$1.254462	0.000
	2006	$1.132689	$1.158869	0.000
	2005	$1.000000	$1.132689	0.000

Transamerica Balanced VP – Initial Class(6)	2009	$1.000543	$1.248058	0.000
Subaccount Inception Date May 1, 2002	2008	$1.498683	$1.000543	0.000
	2007	$1.335781	$1.498683	0.000
	2006	$1.239342	$1.335781	0.000
	2005	$1.000000	$1.239342	0.000

Transamerica Convertible Securities VP – Initial Class	2009	$1.035882	$1.343302	0.000
Subaccount Inception Date May 1, 2002	2008	$1.661544	$1.035882	0.000
	2007	$1.418146	$1.661544	0.000
	2006	$1.294720	$1.418146	0.000
	2005	$1.000000	$1.294720	0.000

Transamerica WMC Diversified Growth VP – Initial Class(7)	2009	$0.751847	$0.959353	146,106.331
Subaccount Inception Date May 1, 2000	2008	$1.409942	$0.751847	159,591.103
	2007	$1.227724	$1.409942	197,099.338
	2006	$1.143396	$1.227724	124,662.002
	2005	$1.000000	$1.143396	0.000

Transamerica Growth Opportunities VP – Initial Class	2009	$1.184124	$1.600591	0.000
Subaccount Inception Date May 2, 2001	2008	$2.028961	$1.184124	1,571.210
	2007	$1.669130	$2.028961	1,573.463
	2006	$1.607904	$1.669130	0.000
	2005	$1.000000	$1.607904	0.000

Transamerica Money Market VP – Initial Class	2009	$1.107014	$1.094790	0.000
Subaccount Inception Date January 1, 1995	2008	$1.094695	$1.107014	3,788.167
	2007	$1.055380	$1.094695	3,795.746
	2006	$1.020274	$1.055380	0.000
	2005	$1.000000	$1.020274	0.000

Transamerica Science & Technology VP – Initial Class(8)	2009	$0.504308	$0785809	0.000
Subaccount Inception Date May 1, 2001	2008	$0.993336	$0.504308	0.000
	2007	$0.757657	$0.993336	0.000
	2006	$0.759472	$0.757657	0.000
	2005	$1.000000	$0.759472	0.000

96

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Small/Mid Cap Value VP – Initial Class	2009	$1.192595	$1.686857	120,164.570
Subaccount Inception Date January 1, 1995	2008	$2.042093	$1.192595	130,365.563
	2007	$1.657650	$2.042093	133,419.182
	2006	$1.421656	$1.657650	55,649.194
	2005	$1.000000	$1.421656	21,203.000

Transamerica U.S. Government Securities VP – Initial Class	2009	$1.263925	$1.304088	0.000
Subaccount Inception Date June 16, 1995	2008	$1.188702	$1.263925	3,812.614
	2007	$1.134988	$1.188702	3,820.239
	2006	$1.112738	$1.134988	0.000
	2005	$1.000000	$1.112738	0.000

Transamerica Morgan Stanley Active International Allocation VP – Initial Class(9)	2009	$0.967802	$1.203254	20,037.173
Subaccount Inception Date January 1, 1995	2008	$1.602061	$0.967802	29,379.807
	2007	$1.403238	$1.602061	29,417.215
	2006	$1.150322	$1.403238	42,488.649
	2005	$1.000000	$1.150322	29,073.000

Transamerica Multi Managed Large Cap Core VP – Initial Class(10)	2009	$0.771208	$1.107576	17,098.019
Subaccount Inception Date January 1, 1995	2008	$1.348278	$0.771208	17,098.019
	2007	$1.249638	$1.348278	17,098.019
	2006	$1.146722	$1.249638	29,525.647
	2005	$1.000000	$1.146722	0.000

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(11)	2009	$0.528867	$0.838670	0.000
Subaccount Inception Date May 1, 2001	2008	$0.997022	$0.528867	0.000
	2007	$0.823890	$0.997022	0.000
	2006	$0.758974	$0.823890	0.000
	2005	$1.000000	$0.758974	0.000

Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.604186	$0.881600	2,658.315
Subaccount Inception Date May 1, 2002	2008	$1.271980	$0.604186	2,677.626
	2007	$1.270636	$1.271980	2,701.878
	2006	$1.139065	$1.270636	0.000
	2005	$1.000000	$1.139065	0.000

Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.747594	$0.891339	0.000
Subaccount Inception Date May 1, 2002	2008	$1.319374	$0.747594	0.000
	2007	$1.195666	$1.319374	0.000
	2006	$1.141419	$1.195666	0.000
	2005	$1.000000	$1.141419	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.738833	$0.878204	3,582.663
Subaccount Inception Date May 1, 2001	2008	$1.261449	$0.738833	3,607.264
	2007	$1.218097	$1.261449	6,882.984
	2006	$1.054234	$1.218097	0.000
	2005	$1.000000	$1.054234	0.000

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.565961	$0.766396	0.000
Subaccount Inception Date May 1, 2001	2008	$0.952272	$0.565961	0.000
	2007	$0.848701	$0.952272	0.000
	2006	$0.864830	$0.848701	0.000
	2005	$1.000000	$0.864830	0.000

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$1.012451	$1.354615	47,688.153
Subaccount Inception Date May 1, 2000	2008	$1.788832	$1.012451	47,688.153
	2007	$1.544135	$1.788832	54,756.448
	2006	$1.402996	$1.544135	0.000
	2005	$1.000000	$1.402996	0.000

97

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.755259	$0.968848	623.339
Subaccount Inception Date May 1, 2000	2008	$1.337242	$0.755259	626.617
	2007	$1.337042	$1.337242	3,470.643
	2006	$1.128753	$1.337042	0.000
	2005	$1.000000	$1.128753	0.000

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.569269	$0.719468	0.000
Subaccount Inception Date May 1, 2001	2008	$1.093944	$0.569269	0.000
	2007	$0.874541	$1.093944	0.000
	2006	$0.830834	$0.874541	0.000
	2005	$1.000000	$0.830834	0.000

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.351755	$1.865781	45,716.904
Subaccount Inception Date May 1, 2000	2008	$2.266360	$1.351755	45,716.904
	2007	$1.989658	$2.266360	48,791.087
	2006	$1.792176	$1.989658	0.000
	2005	$1.000000	$1.792176	0.000

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.760482	$1.180361	0.000
Subaccount Inception Date May 1, 2002	2008	$1.580730	$0.760482	0.000
	2007	$1.517999	$1.580730	0.000
	2006	$1.324841	$1.517999	0.000
	2005	$1.000000	$1.324841	0.000

Franklin Income Securities Fund – Class 2	2009	$0.674813	$0.903723	0.000
Subaccount Inception Date May 1, 2007	2008	$0.971353	$0.674813	0.000
	2007	$1.000000	$0.971353	0.000

Mutual Shares Securities Fund – Class 2	2009	$0.599635	$0.746489	0.000
Subaccount Inception Date May 1, 2007	2008	$0.965403	$0.599635	0.000
	2007	$1.000000	$0.965403	0.000

Templeton Foreign Securities Fund – Class 2	2009	$0.630121	$0.852876	0.000
Subaccount Inception Date May 1, 2007	2008	$1.070130	$0.630121	0.000
	2007	$1.000000	$1.070130	0.000

JPMorgan Insurance Trust Core Bond Portfolio
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.053799	0.000

JPMorgan Insurance Trust International Equity Portfolio
Subaccount Inception Date April 27, 2009	2009	$1.000000	$1.420219	0.000

JPMorgan Insurance Trust U.S. Equity Portfolio
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.352727	0.000

JPMorgan Insurance Trust Mid Cap Value Portfolio
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.314897	40,389.121

JPMorgan Insurance Trust Small Cap Core Portfolio
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.323602	0.000

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$0.714794	$1.019736	0.000
Subaccount Inception Date October 9, 2000	2008	$1.289164	$0.714794	0.000
	2007	$1.072245	$1.289164	0.000
	2006	$0.958132	$1.072245	0.000
	2005	$1.000000	$0.958132	0.000

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.553819	$0.751573	0.000
Subaccount Inception Date October 9, 2000	2008	$1.016044	$0.553819	0.000
	2007	$0.940727	$1.016044	0.000
	2006	$0.807605	$0.940727	0.000
	2005	$1.000000	$0.807605	0.000

98

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class	2009	$0.721754	$1.161385	0.000
Subaccount Inception Date May 1, 2002	2008	$1.208354	$0.721754	0.000
	2007	$1.196609	$1.208354	0.000
	2006	$1.072810	$1.196609	0.000
	2005	$1.000000	$1.072810	0.000

MFS ® Total Return Series – Service Class	2009	$1.015691	$1.180963	0.000
Subaccount Inception Date May 1, 2002	2008	$1.323958	$1.015691	0.000
	2007	$1.289840	$1.323958	0.000
	2006	$1.169929	$1.289840	0.000
	2005	$1.000000	$1.169929	0.000
(1)	Transamerica American Century Large Company Value VP and Transamerica T. Rowe Price Equity Income VP merged into Transamerica BlackRock Large Cap Value VP.
(2)	Transamercia Capital Guardian Value VP merged into Transamerica BlackRock Large Cap Value VP.
(3)	Transamerica Marsico Growth VP and Transamercia T. Rowe Price Growth Stock VP merged into Transamerica Jennison Growth VP.
(4)	Formerly known as Transmerica Legg Mason Partners All Cap VP.
(5)	Formerly known as Transmerica MFS High Yeild VP.
(6)	Transamerica Value Balanced VP merged into Transamerica Balanced VP.
(7)	Formerly known as Transamerica Equity VP.
(8)	Transamerica Science & Technology VP merged into Transamerica Templeton Global VP. Transamerica Templeton Global VP changed its name to Transamerica Diversified Equity VP.
(9)	Formerly known as Transamerica Van Kampen Active International Allocation VP.
(10)	Formerly known as Transamerica Van Kampen Large Cap Core VP.
(11)	Formerly known as Transamerica Van Kampen Mid-Cap Growth VP.
(12)	References to “AIM” have been replaced with “Invesco”due to branding changes.

99

APPENDIX

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Policy Form/Endorsement	Approximate First Issue Date
AV211 101 65 189	May 1995
AE 877 695 (Annual Step-Up)	May 1996
AV343 101 90 396 (Policy Form)	January 1997
AE 847 394 and AE 1138 1199 (endorsement – DCA)	November 1999
AV806 101 158 102 (Landmark 2002, Landmark 2002 Revised, and Landmark 2008)	May 2002
AE 1261 705 (Nursing Care and Terminal Condition Withdrawal Option)	May 2006

Product Feature	Landmark NY 96 & Prior Form Numbers: – AV211 101 65 189 – AE 877 695	Landmark NY 97 Form Numbers: – AV343 101 90 396 – AE 1138 1199
Guaranteed Minimum Death Benefit Option(s)	Annual Step-Up Death Benefit (Endorsement AE 877 695). Available if owner and annuitant are age 80 or younger.

A. Annual Step-Up Death Benefit

B. Return of Premium Death Benefit

Option A is available if owner and annuitant are age 80 or younger. Option B is available if owner and annuitant are age 90 or younger.

Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value and (b) guaranteed minimum death benefit.

Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	1.40%	• 1.40% for Return of Premium (Years 1-7) • 1.25% for Return of Premium (Years 8+) • 1.55% for Annual Step-Up (Years1-7) • 1.40% for Annual Step-Up (Years 8+)

Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	N/A	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)

Fund Facilitation Fee	No	No

Guaranteed Period Options (available in the fixed account)	1 and 3 year guaranteed periods available.	1 year guaranteed period available.

Annual Contract Charge (Service Charge)	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0

Premium Enhancement	No	No

Liquidity (L-Share) Optional Rider	No	No

100

Product Feature	Landmark NY 96 & Prior Form Numbers: – AV211 101 65 189 – AE 877 695	Landmark NY 97 Form Numbers: – AV343 101 90 396 – AE 1138 1199
Optional Riders	No

•      5 for Life 2005

•      5 for Life Growth w/Death

 Benefit

•      5 for Life with Growth

•      Family Income Protector

•      Living Benefits Rider 2003

•      Living Benefits Rider 2005

•      Managed Annuity Program

•      Managed Annuity Program II

•      Taxpayer

•      Taxpayer Plus 2

•      Taxpayer Rider 2003

Asset Rebalancing	N/A	Yes

Dollar Cost Averaging Fixed Account Option	Yes (Endorsement AE 847 394)	Yes

Nursing Care and Terminal Condition Withdrawal Option	Yes (Endorsement AE 1261 705)	Yes (Endorsement AE 1261 705)

Product Feature	Landmark NY 2002 Form Number: – AV806 101 158 102	Landmark NY 2002 Revised Form Number: – AV806 101 158 102	Landmark NY 2008 Form Number: – AV806 101 158 102
Guaranteed Minimum Death Benefit Option(s)

A. Annual Step-Up Death Benefit

B. Return of Premium Death Benefit

Option A is available if owner and annuitant are age 80 or younger. Option B is available if owner and annuitant are age 90 or younger.

A. Annual Step-Up Death Benefit

B. Return of Premium Death Benefit

Option A is available if owner and annuitant are age 80 or younger. Option B is available if owner and annuitant are age 90 or younger.

A. Annual Step-Up Death Benefit

B. Return of Premium Death Benefit

Option A is available if owner and annuitant are age 80 or younger. Option B is available if owner and annuitant are age 90 or younger.

Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.

Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date

•      1.30% for Return of

 Premium

•      1.75% for Return of

 Premium with Premium

 Enhancement Rider

 (Years 1-9)

•      1.30% for Return of

 Premium with Premium

 Enhancement Rider

 (Years 10+)

•      1.45% for Annual

 Step-Up

•      1.90% for Annual

 Step-Up with Premium

 Enhancement Rider (Years 1-9)

•      1.45% for Annual Step-Up with Premium Enhancement Rider (Years 10+)

•      1.30% for Return of

 Premium

•      1.75% for Return of

 Premium with

 Premium

 Enhancement Rider

 (Years 1-9)

•      1.30% for Return of

 Premium with

 Premium

 Enhancement

 Rider (Years 10+)

•      1.80% for Return of

 Premium with

 Liquidity Rider (Years

 1-4)

•      1.30% for Return of

 Premium with

 Liquidity Rider (Years

 5+)

•      1.45% for Annual

 Step-Up

•      1.95% for Annual

 Step-Up with

 Liquidity Rider

 (Years 1-4)

•      1.45% for Annual

 Step-Up with

 Liquidity Rider

 (Years 5+)

•      1.30% for Return of

 Premium

•      1.80% for Return of

 Premium with Liquidity

 Rider (Years 1-4)

•      1.30% for Return of

 Premium with Liquidity

 Rider (Years 5+)

•      1.45% for Annual Step-Up

•      1.95% for Annual Step-Up

 with Liquidity Rider

 (Years 1-4)

•      1.45% for Annual Step-Up

 with Liquidity Rider

 (Years 5+)

101

Product Feature	Landmark NY 2002 Form Number: – AV806 101 158 102	Landmark NY 2002 Revised Form Number: – AV806 101 158 102	Landmark NY 2008 Form Number: – AV806 101 158 102
Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	Yes – 1.25%	Yes – 1.25%	Yes – 1.25%

Fund Facilitation Fee	No

Yes -

•      0.30% if you choose

 American Funds -

 Asset Allocation

 Fund, American

 Funds - Bond Fund,

 American Funds -

 Growth Fund,

 American Funds -

 Growth-Income Fund,

 or American Funds -

 International Fund.

Yes -

•      0.30% if you choose

 American Funds - Asset

 Allocation Fund,

 American Funds - Bond

 Fund, American

 Funds - Growth Fund,  American Funds

 -Growth-Income

 Fund, or American

 Funds - International

 Fund.

		• 0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.	• 0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund. Investments Total Return

		• 0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.	• 0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.

		• 0.10% if you choose Transamerica BlackRock Global Allocation VP.	• 0.10% if you choose Transamerica BlackRock Global Allocation VP.

Guaranteed Period Options (available in the fixed account)	1, 3, 5 and 7 year guaranteed periods available.	1, 3, 5 and 7 year guaranteed periods available.	1, 3, 5 and 7 year guaranteed periods available.

Annual Contract Charge (Service Charge)	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $30 + $49,999.99 = $0	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $30 + $49,999.99 = $0	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $30 + $49,999.99 = $0

Premium Enhancement Optional Rider	Available	Available	Available

Liquidity (L-Share) Optional Rider	No	Available	Available

Optional Riders

•      5 for Life Growth

 w/Death Benefit

•      5 for Life with Growth

•      5 for Life 2005

•      Living Benefits Rider

 2003

•      Living Benefits Rider

 2005

•      Managed Annuity

 Program II

•      Managed Annuity

 Program

•      Family Income Protector

•      Taxpayer

•      Taxpayer Plus 2

•      Taxpayer Rider 2003

•      Retirement Income

  ChoiceSM

•      Income Select for Life

•      5 for Life Growth

 w/Death Benefit

•      5 for Life with Growth

•      5 for Life 2005

•      Living Benefits Rider

 2003

•      Living Benefits Rider

 2005

•      Managed Annuity

 Program

•      Taxpayer

•      Taxpayer Plus 2

•      Taxpayer Rider 2003

•      Retirement Income

  ChoiceSM 1.4

•      Retirement Income

  ChoiceSM 1.2

•      Retirement Income

  ChoiceSM 2008 (with

 Double Withdrawal

Base Benefit)

•      Retirement Income

  ChoiceSM

•      Living Benefits Rider

 2005

•      Taxpayer Plus 2

•      Taxpayer Rider 2003

Asset Rebalancing	Yes	Yes	Yes

Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes

Nursing Care and Terminal Condition Withdrawal Option	Yes (Endorsement AE 1261 705)	Yes (Endorsement AE 1261 705)	Yes (Endorsement AE 1261 705)

102

APPENDIX

DEATH BENEFIT

Adjusted Partial Surrender. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The amount of the reduction depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) multiplied by (2), where:

(1)	is the gross partial surrender;

(2)	is the adjustment factor = current death proceeds prior to the gross partial surrender divided by the policy value prior to the gross partial surrender, where death proceeds are equal to the maximum of the policy value, cash value, and the death benefit.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1

Current guaranteed minimum death benefit before surrender	$75,000
Current policy value before surrender	$50,000
Current death benefit proceeds	$75,000
Total gross partial surrender	$15,600
Adjusted partial surrender = $15,600 * (75,000/50,000)	$23,400
New guaranteed minimum death benefit (after surrender) = 75,000 - 23,400	$51,600
New policy value (after surrender) = 50,000 - 15,600	$34,400

Summary:
Reduction in guaranteed minimum death benefit	=$	23,400
Reduction in policy value	=$	15,600

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
**	The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

103

Death Benefit — (Continued)

Example 2

Current guaranteed minimum death benefit before surrender	$50,000
Current policy value before surrender	$75,000
Current death benefit proceeds	$75,000
Total gross partial surrender	$15,450
Adjusted partial surrender = $15,450 * (75,000/75,000)	$15,450
New guaranteed minimum death benefit (after surrender) = 50,000 - 15,450	$34,550
New policy value (after surrender) = 75,000 - 15,450	$59,550

Summary:
Reduction in the guaranteed minimum death benefit	=$	15,450
Reduction in policy value	=$	15,450

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
**	The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

104

Death Benefit — (Continued)

Hypothetical Example

In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals.

End of Year	Net Rate of Return for Fund*	Return of Premium	Annual Step-Up
Issue	N/A	$100,000	$100,000
1	-4%	$100,000	$100,000
2	18%	$100,000	$110,093
3	15%	$100,000	$124,955
4	-7%	$100,000	$124,955
5	2%	$100,000	$124,955
6	10%	$100,000	$124,955
7	14%	$100,000	$140,257
8	-3%	$100,000	$140,257
9	17%	$100,000	$154,706
10	6%	$100,000	$161,668

*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of the hypothetical base policy fees and hypothetical death benefit fees. Different hypothetical returns and fees would produce different results.

105

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT COMPARISON TABLE

Important aspects of the Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider and the Retirement Income ChoiceSM 1.4 Rider are summararized in the following chart.

Note: The the Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider and the Retirement Income ChoiceSM 1.4 Rider and any additional options available under these riders, may vary for certain policies and may not be available for all policies; the Guaranteed Lifetime Withdrawal Benefit Riders may not be available in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Retirement Income ChoiceSM 1.4 Rider
Benefit:	Benefit:	Benefit:

• Provides:	• Provides	• Provides:

(1) Guaranteed Minimum Accumulation Benefit

(“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.

(1) Guaranteed Lifetime Withdrawal Benefit

(“GLWB”)—i.e, a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment option or the open allocation option that you select.

(1) Guaranteed Lifetime Withdrawal Benefit

(“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the Designated Investment Option or the Open Allocation Option that you select.

(2) Guaranteed Minimum Withdrawal Benefit

(“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

106

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Retirement Income ChoiceSM 1.4 Rider

•   Upgrades:

(1) Before the annuitant’s 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.

(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).

•   Upgrades:

You may request by sending us written notice. IF you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee). If you have elected the joint life option under the rider, you cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (unless state law requires a lower maximum age).

•   Upgrades:

You may request by sending us written notice. If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee). If you have elected the joint life option under the rider, you cannot elect a manual upgrade if the annuitant or an annuitant’s spouse is 86 or older (unless state law requires a lower maximum age).

107

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Retirement Income ChoiceSM 1.4 Rider

•   Additional Options:

(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.

(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

•   Additional Options:

(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.

(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

(3) Income Enhancement Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage double if either the annuitant or the annuitant’s spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an ”elimination period“ (i.e., 180 days within the last 365 days).

You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.

108

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Retirement Income ChoiceSM 1.4 Rider
Availability:	Availability:	Availability:

• 0 - 80 (unless state law requires a lower maximum issue age).	• Younger than age 86 (unless state law requires a lower maximum issue age).	• Younger than age 86 (unless state law requires a lower maximum issue age)

Charge: 0.90% of total withdrawal base on each rider anniversary under the ”principal back“ withdrawal guarantee under the rider.	Charges: (1) for Base Benefit only: Designated Investment option—0.40% to 1.25% (single life and joint life) of withdrawal base on each rider anniversary:	Charges: (1) for Base Benefit only Designated Investment option—0.40% to 1.25% (single life and joint life) of withdrawal base on each rider anniversary;

	Open Investment Option—1.10% (single life and joint life) of withdrawal base on each rider anniversary:	(2) with Death Benefit Option— 0.25% (single life) or 0.20% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee;

	(2) with Death Benefit Option— 0.25% (single life) or 0.20% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee.	(3) with Income Enhancement Option—0.15% (single life) or 0.30% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee.

Investment Restrictions:

•   Portfolio Allocation Method (”PAM“)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.

Investment Restrictions:

•   Designated Investment options—You must allocate 100% of your policy value to one or more investment options we designate.

•   Open Allocation option (”OA“)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.

Investment Restrictions: • Designated Investment option—You must allocate 100% of your policy value to one or more investment options that we designate.

109

APPENDIX

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

EXAMPLE 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

110

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 2:

Assumptions:

PV = $120,000

GFV= $100,000

WD= $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

111

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

EXAMPLE 1 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

EXAMPLE 2 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

112

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

113

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

EXAMPLE 3 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

114

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 4 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

115

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

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APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICESM 1.2

RIDER AND RETIREMENT INCOME CHOICESM 1.4 RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

3.	Rider Death Benefit (“RDB”)

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the withdrawal base prior to the withdrawal of the excess amount.

Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Base):

Assumptions:

Withdrawal Base (“WB”) = $100,000

117

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Rider Withdrawal Amount (“RWA”) = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Result. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000 starting on the next rider anniversary. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,353

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,353 pro rata amount? $2,353 pro rata amount.

118

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based? $100,000 - $2,353 = $97,647

Result. The new withdrawal base is $97,647

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Question: What is the new rider withdrawal amount?

$97,647 (the adjusted withdrawal base) * 5% = $4,882

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $4,882.

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

You (if you elected RIC) = owner and annuitant, age 63 on rider issue; age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

You (if you elected RIC 1.2 or RIC 1.4) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn in a rider year.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the withdrawal base does not change.

119

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Example 4 (Base demonstrating WB growth with Additional Death Payment Option):

Assumptions:

You (if you elected RIC) = owner and annuitant, age 63 on rider issue; age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

You (if you elected RIC 1.2 or RIC 1.4) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

Rider Death Benefit (“RDB”) (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $7,387 (there is no excess to deduct)

2.	$100,000 - $7,387 = $92,613.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the total withdrawal base does not change and the rider death benefit reduces to $92,613.

Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

You = owner and annuitant, age 61 on rider issue; age 74 at time withdrawals begin, which means withdrawal percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = the greater of $100,000 * (1 + .05) ^ 10 = $162,889.

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

GPWD = $15,000

EWD = $6,856 ($15,000 - $8,144)

120

Guaranteed Lifetime Withdrawal Benefit — (Continued)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $15,000 - $8,144 = $6,856 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)

2.	($6,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $7,694

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $7,694 pro rata amount?

$7,694 pro rata amount.

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $7,694 (pro rata excess) = $15,838

2.	$100,000 - $15,838 = $84,162.

Result. The rider benefit is $84,162.

Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced.

New benefit base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD/(PV - 5% withdrawal)) * WB before any adjustments

2.	($6,856 / ($90,000 - $8,144)) * $162,889 = $13,643

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $13,643 pro rata amount?

$13,643 pro rata amount.

Step Four. What is the new withdrawalt base upon which the rider withdrawal amount is based?

$162,889 - $13,643 = $149,246

Result. The new benefit base is $149,246

121

Guaranteed Lifetime Withdrawal Benefit — (Continued)

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% benefit percentage guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new rider withdrawal amount?

$149,246 (the adjusted withdrawal base) * 5% = $7,462

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the benefit base is $7,462.

122

TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement Dated May 1, 2010

to the

Prospectus dated May 1, 2010

Some selling firms require that the issue ages be lower for their clients. Accordingly, this supplement changes the issue age as follows:

The annuitant, owner, and any joint owner are age 85 or younger (may be lower for qualified policies).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark NY Variable Annuity dated May 1, 2010

TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement Dated May 1, 2010

to the

Prospectus dated May 1, 2010

Some selling firms discourage their clients from purchasing certain optional benefits based solely on the client's age. You should work with your registered representative to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark NY Variable Annuity dated May 1, 2010

TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement Dated May 1, 2010

to the

Prospectus dated May 1, 2010

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark NY Variable Annuity dated May 1, 2010

STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA BNY

Offered by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Landmark NY Variable Annuity offered by Transamerica Financial Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2010, by calling (800) 525-6205, or write us at: Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2010

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Administrative and Service Office — Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date — The date upon which annuity payments are to commence. This day may be any date at least thirty days after the policy date and may not be later than 10 days after the last day of the policy month following the month after the annuitant attains age 90, or 10 years from the policy date. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary — The person who has the right to the death benefit as set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for regular trading.

Cash Value — The policy value less any applicable surrender charge and service charge and rider fees, if any (imposed upon surrender).

Code — The Internal Revenue Code of 1986, as amended.

Enrollment form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Partial Surrender — The portion of a partial surrender (surrender) that exceeds the free amount.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charge.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider and the Retirement Income ChoiceSM 1.4 Rider

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Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy — A policy other than a qualified policy.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to the Company by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy — A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA BNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but will not exceed 2% of the policy value.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolios.

Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

4

Surrender Charge — A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received at the administrative and service office. For some transactions, the Company may accept an electronic notice, such as telephone instructions, instead of written notice. Such written or electronic notice must meet the requirements the Company establishes for such notices.

5

In order to supplement the description in the prospectus, the following provides additional information about Transamerica Financial Life Insurance Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.

THE POLICY — GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with the Company’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless the Company has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment the Company has made or action the Company has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, then (a) the cash value generally must be distributed to the new owner within five years of the owner’s death, or (b) annuity payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements or riders thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between the Company and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

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Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, the Company will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by the Company shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by the Company due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to the Company.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, the Company reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to the Company’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by the Company in good order at its Administrative and Service Office at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount the Company has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells the Company in writing and the Company agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point

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(100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to the Company will constitute due proof of death.

Upon receipt in good order (at our Administrative and Service Office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written

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notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on the Company until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. The Company assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with the Company, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

The Company reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until the Company receives such evidence.

Non-Participating

The policy will not share in the Company’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by the Company and approved by one of the Company’s officers. No registered representative has authority to change or waive any provision of the policy.

The Company reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

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Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of the Company or its affiliated companies or their immediate family. In such a case, the Company in its discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs the Company experiences on those purchases. The Company may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which the Company is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order at our Administrative and Service Office), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets.

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We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of the spousal continuation provisions of this policy by persons who do not meet the definition of “spouse” under federal law — e.g., civil union partners and same-sex marriage spouses — may have adverse tax consequences. Consult a tax advisor for more information on this subject.

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

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Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.

We may make available, as options under the policy, certain guaranteed lifetime withdrawal benefits and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($5,000 for 2010, $6,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or

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457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $120,000 for single filers, $176,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($5,000 for 2010, $6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59 1/2.

For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request.

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Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a nongovernmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

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Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C) - E
D

Where:

A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.

	Assume	A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.

	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.

	Assume	C = 0

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D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.

	Assume	D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 1.30% on an annual basis; On a daily basis, this equals 0.0000353875.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.0000353875 = Z = 1.0148768932
(11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:

A =	The accumulation unit value for the immediately preceding valuation period.

Assume = $X

B =	The net investment factor for the current valuation period.

Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the assumed investment return adjustment factor for the valuation period.

The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

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(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which the Company determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit

Value and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:

A =	annuity unit value for the immediately preceding valuation period.

Assume = $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.

Assume = Y

C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.

Assume = Z

Then, the annuity unit value is:

$X * Y * Z = $Q

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Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.

Assume = $X

B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.

Assume = $Y

Then, the first monthly variable annuity payment =	$X * $Y = $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where:

A =	The dollar amount of the first monthly variable annuity payment.

Assume = $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.

Assume = $Y

Then, the number of annuity units =	$X = Z
$Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

The Company may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money

18

market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made.

The Company may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS - ES)/UV))365/7 – 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.

Total Returns

The Company may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount

19

commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which the Company calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

Other Performance Data

The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

The Company may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%:

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

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PUBLISHED RATINGS

The Company may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of the Company. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

The Company is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine the Company’s contract liabilities and reserves so that the Department may determine the items are correct. The Company’s books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

The Company performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by the Company. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, the Company will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments the Company sends to you) you may only receive quarterly confirmations.

21

DISTRIBUTION OF THE POLICIES

We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

Effective May 1, 2007 TCI replaced our affiliate AFSG Securities Corporation (“AFSG”) as principal underwriter for the policies. TCI’s home office is located at 4600 S Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.

We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI’s assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2009, 2008, and 2007 the amounts paid to TCI in connection with all policies sold through the separate account were $4,141,932, $1,947,548, and $729,497, respectively.

During fiscal year 2007 the amount paid to AFSG in connection with all policies sold through the separate account was $298,513. AFSG passed through commissions it received to selling firms for their sales and does not retain any portion of them.

We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, the Company will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

22

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. The Company will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by the Company in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

The Company makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The Company holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from the Company’s general account assets. The Company maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by the Company’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of the Company.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to the Company regarding to certain matters under the federal securities laws that relate to the policies.

23

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account VA BNY, at December 31, 2009 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Financial Life Insurance Company at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA BNY, which are available for investment by Transamerica Landmark NY Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Financial Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

24

APPENDIX

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class(1) Subaccount Inception Date May 1, 2001	2009	$0.840922	$0.989153	0.000
	2008	$1.361980	$0.840922	0.000
	2007	$1.407450	$1.361980	0.000
	2006	$1.201253	$1.407450	0.000
	2005	$1.179421	$1.201253	0.000
	2004	$1.000000	$1.179421	0.000

Transamerica Asset Allocation – Conservative VP – Service Class	2009	$0.979668	$1.200247	54,299.373
Subaccount Inception Date May 1, 2002	2008	$1.270830	$0.979668	44,922.259
	2007	$1.220709	$1.270830	0.000
	2006	$1.140199	$1.220709	0.000
	2005	$1.106919	$1.140199	0.000
	2004	$1.000000	$1.106919	0.000

Transamerica Asset Allocation – Growth VP – Service Class	2009	$0.904932	$1.149855	42,486.153
Subaccount Inception Date May 1, 2002	2008	$1.531534	$0.904932	18,371.575
	2007	$1.452146	$1.531534	23,628.526
	2006	$1.284181	$1.452146	0.000
	2005	$1.169683	$1.284181	0.000
	2004	$1.000000	$1.169683	0.000

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$0.988819	$1.223994	0.000
Subaccount Inception Date May 1, 2002	2008	$1.365998	$0.988819	0.000
	2007	$1.292796	$1.365998	0.000
	2006	$1.185058	$1.292796	0.000
	2005	$1.127695	$1.185058	0.000
	2004	$1.000000	$1.127695	0.000

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$0.961203	$1.205589	102,633.990
Subaccount Inception Date May 1, 2002	2008	$1.461051	$0.961203	0.000
	2007	$1.385012	$1.461051	0.000
	2006	$1.243584	$1.385012	0.000
	2005	$1.155592	$1.243584	0.000
	2004	$1.000000	$1.155592	0.000

Transamerica International Moderate Growth VP – Service Class	2009	$0.683054	$0.866493	0.000
Subaccount Inception Date May 1, 2006	2008	$1.093585	$0.683054	0.000
	2007	$1.027743	$1.093585	0.000
	2006	$1.000000	$1.027743	0.000

Transamerica BlackRock Global Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.199639	0.000

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.203393	54,646.502

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$1.076816	$1.201068	0.000
Subaccount Inception Date May 1, 2000	2008	$1.665113	$1.076816	0.000
	2007	$1.627009	$1.665113	0.000
	2006	$1.422266	$1.627009	0.000
	2005	$1.252828	$1.422266	0.000
	2004	$1.000000	$1.252828	0.000

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990705	$1.008795	0.000

25

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995060	$0.983098	0.000

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988958	$1.005952	0.000

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986563	$0.985328	0.000

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998150	$1.020140	0.000

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997257	$1.021887	0.000

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996388	$1.020807	0.000

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999947	$1.003159	0.000

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.111342	$1.449864	0.000
Subaccount Inception Date May 1, 2002	2008	$1.970525	$1.111342	0.000
	2007	$2.158253	$1.970525	7,643.908
	2006	$1.550371	$2.158253	8,461.833
	2005	$1.396448	$1.550371	9,929.000
	2004	$1.000000	$1.396448	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985146	$1.029113	0.000

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.821552	$1.042079	0.000
Subaccount Inception Date May 2, 1997	2008	$1.340681	$0.821552	0.000
	2007	$1.310582	$1.340681	0.000
	2006	$1.162163	$1.310582	0.000
	2005	$1.148055	$1.162163	0.000
	2004	$1.000000	$1.148055	0.000

Transamerica Jennison Growth VP – Service Class(3)	2009	$0.821098	$1.133110	0.000
Subaccount Inception Date December 13, 1996	2008	$1.331150	$0.821098	0.000
	2007	$1.219689	$1.331150	0.000
	2006	$1.223828	$1.219689	0.000
	2005	$1.099019	$1.223828	0.000
	2004	$1.000000	$1.099019	0.000

Transamerica Focus VP – Service Class(4)	2009	$0.818287	$1.023893	0.000
Subaccount Inception Date May 1, 2000	2008	$1.314715	$0.818287	0.000
	2007	$1.330325	$1.314715	0.000
	2006	$1.146477	$1.330325	0.000
	2005	$1.125917	$1.146477	0.000
	2004	$1.000000	$1.125917	0.000

Transamerica AEGON High Yield Bond VP – Service Class(5)	2009	$0.873225	$1.257884	1.257884
Subaccount Inception Date June 21, 1999	2008	$1.194463	$0.873225	0.000
	2007	$1.197194	$1.194463	0.000
	2006	$1.103340	$1.197194	0.000
	2005	$1.108153	$1.103340	0.000
	2004	$1.000000	$1.108153	0.000

Transamerica ProFunds UltraBear Fund – Service Class OAM
Subaccount Inception Date May 1, 2009	2009	$1.000000	$0.560672	0.000

26

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS International Equity VP – Service Class	2009	$1.072424	$1.391018	0.000
Subaccount Inception Date May 1, 2001	2008	$1.696321	$1.072424	0.000
	2007	$1.588686	$1.696321	0.000
	2006	$1.317598	$1.588686	0.000
	2005	$1.194818	$1.317598	0.000
	2004	$1.000000	$1.194818	0.000

Transamerica Marsico Growth VP – Service Class(3)	2009	$0.820782	$1.017075	0.000
Subaccount Inception Date May 1, 2000	2008	$1.421554	$0.820782	0.000
	2007	$1.206505	$1.421554	0.000
	2006	$1.169672	$1.206505	0.000
	2005	$1.101933	$1.169672	0.000
	2004	$1.000000	$1.101933	0.000

Transamerica PIMCO Total Return VP – Service Class	2009	$1.072024	$1.217156	24,754.124
Subaccount Inception Date May 1, 2002	2008	$1.127650	$1.072024	24,872.578
	2007	$1.056730	$1.127650	10,400.853
	2006	$1.036872	$1.056730	11,513.763
	2005	$1.035977	$1.036872	13,510.000
	2004	$1.000000	$1.035977	0.000

Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2009	$0.897141	$1.101397	0.000
Subaccount Inception Date June 28, 1995	2008	$1.433598	$0.897141	109,655.188
	2007	$1.418333	$1.433598	115,886.361
	2006	$1.218057	$1.418333	120,991.500
	2005	$1.196204	$1.218057	126,047.000
	2004	$1.000000	$1.196204	0.000

Transamerica T. Rowe Price Growth Stock VP – Service Class(3)	2009	$0.790865	$1.108618	0.000
Subaccount Inception Date April 28, 1995	2008	$1.402355	$0.790865	0.000
	2007	$1.304545	$1.402355	0.000
	2006	$1.175487	$1.304545	0.000
	2005	$1.131624	$1.175487	0.000
	2004	$1.000000	$1.131624	0.000

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$0.804533	$1.091625	0.000
Subaccount Inception Date May 1, 2000	2008	$1.289852	$0.804533	0.000
	2007	$1.203528	$1.289852	0.000
	2006	$1.187285	$1.203528	0.000
	2005	$1.096368	$1.187285	0.000
	2004	$1.000000	$1.096368	0.000

Transamerica Templeton Global VP – Service Class	2009	$0.820848	$1.029354	0.000
Subaccount Inception Date May 1, 2000	2008	$1.489578	$0.820848	0.000
	2007	$1.320902	$1.489578	0.000
	2006	$1.136855	$1.320902	0.000
	2005	$1.051742	$1.136855	0.000
	2004	$1.000000	$1.051742	0.000

Transamerica Efficient Markets VP – Service Class	2009	$1.036202	$1.197925	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036202	0.000

Transamerica Balanced VP – Service Class(6)	2009	$0.930174	$1.149041	0.000
Subaccount Inception Date May 1, 2002	2008	$1.406565	$0.930174	0.000
	2007	$1.264951	$1.406565	0.000
	2006	$1.185899	$1.264951	0.000
	2005	$1.121594	$1.185899	0.000
	2004	$1.000000	$1.121594	0.000

27

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Convertible Securities VP – Service Class	2009	$0.893361	$1.149363	0.000
Subaccount Inception Date May 1, 2002	2008	$1.445762	$0.893361	0.000
	2007	$1.246196	$1.445762	0.000
	2006	$1.148149	$1.246196	0.000
	2005	$1.130446	$1.148149	0.000
	2004	$1.000000	$1.130446	0.000

Transamerica WMC Diversified Growth VP – Service Class(7)	2009	$0.859034	$1.086083	0.000
Subaccount Inception Date May 1, 2000	2008	$1.627255	$0.859034	0.000
	2007	$1.429765	$1.627255	0.000
	2006	$1.344838	$1.429765	0.000
	2005	$1.179060	$1.344838	0.000
	2004	$1.000000	$1.179060	0.000

Transamerica Growth Opportunities VP – Service Class	2009	$0.962080	$1.288309	0.000
Subaccount Inception Date May 2, 2001	2008	$1.664426	$0.962080	0.000
	2007	$1.382669	$1.664426	0.000
	2006	$1.343754	$1.382669	0.000
	2005	$1.181645	$1.343754	0.000
	2004	$1.000000	$1.181645	0.000

Transamerica Money Market VP – Service Class	2009	$1.047238	$1.027323	42,204.858
Subaccount Inception Date January 1, 1995	2008	$1.045100	$1.047238	0.000
	2007	$1.017104	$1.045100	0.000
	2006	$0.992507	$1.017104	0.000
	2005	$0.985904	$0.992507	0.000
	2004	$1.000000	$0.985904	0.000

Transamerica Science & Technology VP – Service Class(8)	2009	$0.694301	$1.075273	0.000
Subaccount Inception Date May 1, 2001	2008	$1.384606	$0.694301	0.000
	2007	$1.065462	$1.384606	0.000
	2006	$1.077966	$1.065462	0.000
	2005	$1.078883	$1.077966	0.000
	2004	$1.000000	$1.078883	0.000

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.658706	$0.923285	0.000
Subaccount Inception Date January 1, 1995	2008	$1.000000	$0.658706	0.000

Transamerica U.S. Government Securities VP – Service Class	2009	$1.126486	$1.151322	0.000
Subaccount Inception Date June 16, 1995	2008	$1.069229	$1.126486	0.000
	2007	$1.030596	$1.069229	0.000
	2006	$1.019453	$1.030596	0.000
	2005	$1.019091	$1.019453	0.000
	2004	$1.000000	$1.019091	0.000

Transamerica Value Balanced VP – Service Class	2009	$0.713310	$0.861611	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.713310	0.000

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999947	$1.023670	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999947	$0.997727	0.000

Transamerica Index 50 VP – Service Class	2009	$0.815389	$0.931999	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.815389	0.000

Transamerica Index 75 VP – Service Class	2009	$0.719630	$0.869488	213,030.401
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.719630	110,268.010

28

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Active International Allocation VP – Service Class(9)	2009	$1.134211	$1.398174	0.000
Subaccount Inception Date January 1, 1995	2008	$1.897250	$1.134211	0.000
	2007	$1.678120	$1.897250	0.000
	2006	$1.388757	$1.678120	0.000
	2005	$1.246139	$1.388757	0.000
	2004	$1.000000	$1.246139	0.000

Transamerica Multi Managed Large Cap Core VP – Service Class(10)	2009	$0.802752	$1.142407	0.000
Subaccount Inception Date January 1, 1995	2008	$1.416163	$0.802752	0.000
	2007	$1.325393	$1.416163	0.000
	2006	$1.227649	$1.325393	0.000
	2005	$1.146899	$1.227649	0.000
	2004	$1.000000	$1.146899	0.000

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(11)	2009	$0.741036	$1.163858	0.000
Subaccount Inception Date May 1, 2001	2008	$1.410653	$0.741036	0.000
	2007	$1.176644	$1.410653	0.000
	2006	$1.094577	$1.176644	0.000
	2005	$1.039809	$1.094577	0.000
	2004	$1.000000	$1.039809	0.000

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.105550	$1.129925	16,880.523
Subaccount Inception Date June 16, 1995	2008	$1.049354	$1.105550	17,260.743
	2007	$1.011446	$1.049354	11,586.093
	2006	$1.000508	$1.011446	0.000
	2005	$1.000000	$1.000508	0.000

Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.622187	$0.901634	0.000
Subaccount Inception Date May 1, 2002	2008	$1.318999	$0.622187	0.000
	2007	$1.326766	$1.318999	0.000
	2006	$1.197589	$1.326766	0.000
	2005	$1.158020	$1.197589	0.000
	2004	$1.000000	$1.158020	0.000

Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.732942	$0.867872	0.000
Subaccount Inception Date May 1, 2002	2008	$1.302515	$0.732942	0.000
	2007	$1.188594	$1.302515	0.000
	2006	$1.142493	$1.188594	0.000
	2005	$1.072689	$1.142493	0.000
	2004	$1.000000	$1.072689	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012367	$1.233390	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012367	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.818182	$0.965842	0.000
Subaccount Inception Date May 1, 2001	2008	$1.406638	$0.818182	0.000
	2007	$1.367752	$1.406638	0.000
	2006	$1.191917	$1.367752	0.000
	2005	$1.161704	$1.191917	0.000
	2004	$1.000000	$1.161704	0.000

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.777784	$1.045995	0.000
Subaccount Inception Date May 1, 2001	2008	$1.317769	$0.777784	0.000
	2007	$1.182605	$1.317769	0.000
	2006	$1.213383	$1.182605	0.000
	2005	$1.077097	$1.213383	0.000
	2004	$1.000000	$1.077097	0.000

American Funds - Asset Allocation Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989770	$1.007640	0.000

29

CONDENSED FINANCIAL INFORMATION – (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds – Bond Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000891	$0.993361	0.000

American Funds – Growth-Income Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986794	$1.007891	0.000

American Funds – Growth Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986472	$1.002501	0.000

American Funds – International Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.982903	$0.980022	0.000

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.663638	$0.900399	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.663638	0.000

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$0.946209	$1.257299	0.000
Subaccount Inception Date May 1, 2000	2008	$1.683422	$0.946209	0.000
	2007	$1.463244	$1.683422	0.000
	2006	$1.338666	$1.463244	0.000
	2005	$1.169932	$1.338666	0.000
	2004	$1.000000	$1.169932	0.000

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.796072	$1.014193	0.000
Subaccount Inception Date May 1, 2000	2008	$1.419332	$0.796072	0.000
	2007	$1.428992	$1.419332	0.000
	2006	$1.214705	$1.428992	0.000
	2005	$1.172981	$1.214705	0.000
	2004	$1.000000	$1.172981	0.000

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.717861	$0.901030	0.000
Subaccount Inception Date May 1, 2001	2008	$1.389096	$0.717861	0.000
	2007	$1.118214	$1.389096	0.000
	2006	$1.069657	$1.118214	0.000
	2005	$1.033578	$1.069657	0.000
	2004	$1.000000	$1.033578	0.000

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.117551	$1.531940	0.000
Subaccount Inception Date May 1, 2000	2008	$1.886714	$1.117551	0.000
	2007	$1.667885	$1.886714	8,287.007
	2006	$1.512707	$1.667885	9,173.740
	2005	$1.306694	$1.512707	10,765.000
	2004	$1.000000	$1.306694	0.000

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.639565	$0.985870	0.000
Subaccount Inception Date May 1, 2002	2008	$1.338639	$0.639565	0.000
	2007	$1.294450	$1.338639	0.000
	2006	$1.137526	$1.294450	0.000
	2005	$1.132172	$1.137526	0.000
	2004	$1.000000	$1.132172	0.000

Franklin Income Securities Fund – Class 2	2009	$0.667079	$0.887236	0.000
Subaccount Inception Date May 1, 2007	2008	$0.966884	$0.667079	0.000
	2007	$1.000000	$0.966884	0.000

Mutual Shares Securities Fund – Class 2	2009	$0.592743	$0.732851	0.000
Subaccount Inception Date May 1, 2007	2008	$0.960957	$0.592743	0.000
	2007	$1.000000	$0.960957	0.000

Templeton Foreign Securities Fund – Class 2	2009	$0.622897	$0.837316	0.000
Subaccount Inception Date May 1, 2007	2008	$1.065218	$0.622897	0.000
	2007	$1.000000	$1.065218	0.000

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989698	$1.260784	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989698	0.000

30

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988801	$1.003281	0.000

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$0.972780	$1.378244	0.000
Subaccount Inception Date October 9, 2000	2008	$1.766658	$0.972780	0.000
	2007	$1.479596	$1.766658	0.000
	2006	$1.331249	$1.479596	0.000
	2005	$1.211421	$1.331249	0.000
	2004	$1.000000	$1.211421	0.000

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.751211	$1.012439	0.000
Subaccount Inception Date October 9, 2000	2008	$1.387768	$0.751211	0.000
	2007	$1.293832	$1.387768	0.000
	2006	$1.118394	$1.293832	0.000
	2005	$1.080016	$1.118394	0.000
	2004	$1.000000	$1.080016	0.000

JPMorgan Insurance Trust Core Bond Portfolio
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.048790	0.000

JPMorgan Insurance Trust U.S. Equity Portfolio
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.346326	0.000

JPMorgan Insurance Trust International Equity Portfolio	2009	$0.924553	$1.413610	0.000
Subaccount Inception Date May 1, 2004	2008	$1.607369	$0.924553	0.000
	2007	$1.498998	$1.607369	0.000
	2006	$1.252178	$1.498998	0.000
	2005	$1.153212	$1.252178	0.000
	2004	$1.000000	$1.153212	0.000

JPMorgan Insurance Trust Mid Cap Value Portfolio	2009	$0.916394	$1.308668	0.000
Subaccount Inception Date May 1, 2004	2008	$1.398877	$0.916394	0.000
	2007	$1.392154	$1.398877	0.000
	2006	$1.214669	$1.392154	0.000
	2005	$1.133828	$1.214669	0.000
	2004	$1.000000	$1.133828	0.000

JPMorgan Insurance Trust Small Cap Core Portfolio	2009	$0.853937	$1.317442	0.000
Subaccount Inception Date May 1, 2004	2008	$1.280136	$0.853937	0.000
	2007	$1.383688	$1.280136	0.000
	2006	$1.226543	$1.383688	0.000
	2005	$1.209086	$1.226543	0.000
	2004	$1.000000	$1.209086	0.000

MFS ® New Discovery Series – Service Class	2009	$0.695533	$1.111499	0.000
Subaccount Inception Date May 1, 2002	2008	$1.172551	$0.695533	0.000
	2007	$1.169232	$1.172551	0.000
	2006	$1.055494	$1.169232	0.000
	2005	$1.024468	$1.055494	0.000
	2004	$1.000000	$1.024468	0.000

MFS ® Total Return Series – Service Class	2009	$0.973702	$1.124365	0.000
Subaccount Inception Date May 1, 2002	2008	$1.278035	$0.973702	0.000
	2007	$1.253760	$1.278035	9,584.336
	2006	$1.145035	$1.253760	10,609.885
	2005	$1.137739	$1.145035	12,450.000
	2004	$1.000000	$1.137739	0.000

31

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MTB Managed Allocation Fund – Moderate Growth II	2009	$0.842226	$1.037776	0.000
Subaccount Inception Date May 1, 2004	2008	$1.210744	$0.842226	0.000
	2007	$1.154904	$1.210744	0.000
	2006	$1.066260	$1.154904	0.000
	2005	$1.045226	$1.066260	0.000
	2004	$1.000000	$1.045226	0.000

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class(1)	2009	$0.799901	$0.942580	0.000
Subaccount Inception Date May 1, 2001	2008	$1.289440	$0.799901	0.000
	2007	$1.328892	$1.289440	0.000
	2006	$1.131399	$1.328892	0.000
	2005	$1.106948	$1.131399	0.000
	2004	$1.000000	$1.106948	0.000

Transamerica Asset Allocation – Conservative VP – Initial Class	2009	$0.957123	$1.176212	0.000
Subaccount Inception Date May 1, 2002	2008	$1.237499	$0.957123	0.000
	2007	$1.185457	$1.237499	0.000
	2006	$1.103671	$1.185457	0.000
	2005	$1.069178	$1.103671	0.000
	2004	$1.000000	$1.069178	0.000

Transamerica Asset Allocation – Growth VP – Initial Class	2009	$0.868140	$1.105991	0.000
Subaccount Inception Date May 1, 2002	2008	$1.465609	$0.868140	0.000
	2007	$1.386105	$1.465609	0.000
	2006	$1.221577	$1.386105	0.000
	2005	$1.108979	$1.221577	0.000
	2004	$1.000000	$1.108979	0000

Transamerica Asset Allocation – Moderate VP – Initial Class	2009	$0.960978	$1.192058	0.000
Subaccount Inception Date May 1, 2002	2008	$1.322762	$0.960978	0.000
	2007	$1.248690	$1.322762	0.000
	2006	$1.141339	$1.248690	0.000
	2005	$1.082397	$1.141339	0.000
	2004	$1.000000	$1.082397	0.000

Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2009	$0.927774	$1.166847	0.000
Subaccount Inception Date May 1, 2002	2008	$1.406185	$0.927774	0.000
	2007	$1.329219	$1.406185	0.000
	2006	$1.189798	$1.329219	0.000
	2005	$1.103022	$1.189798	0.000
	2004	$1.000000	$1.103022	0.000

Transamerica International Moderate Growth VP – Service Class	2009	$0.683958	$0.868064	0.000
Subaccount Inception Date May 1, 2006	2008	$1.094494	$0.683958	0.000
	2007	$1.000000	$1.094494	0.000

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$0.993353	$1.002721	0.000

Transamerica BlackRock Large Cap Value VP – Initial Class(1)(2)	2009	$0.999736	$1.118356	0.000
Subaccount Inception Date May 1, 2000	2008	$1.541068	$0.999736	0.000
	2007	$1.500901	$1.541068	0.000
	2006	$1.308001	$1.500901	0.000
	2005	$1.149534	$1.308001	0.000
	2004	$1.000000	$1.149534	0.000

32

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999948	$1.023730	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999948	$0.997783	0.000

Transamerica Index 50 VP – Service Class	2009	$0.991632	$0.995710	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.991632	0.000

Transamerica Index 75 VP – Service Class	2009	$0.988763	$0.998903	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.988763	0.000

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.087102	$1.423342	0.000
Subaccount Inception Date May 1, 2002	2008	$1.922690	$1.087102	0.000
	2007	$2.100255	$1.922690	0.000
	2006	$1.504164	$2.100255	0.000
	2005	$1.350665	$1.504164	0.000
	2004	$1.000000	$1.350665	0.000

Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$0.788282	$1.002494	0.000
Subaccount Inception Date May 1, 1997	2008	$1.282246	$0.788282	0.000
	2007	$1.250019	$1.282246	0.000
	2006	$1.104578	$1.250019	0.000
	2005	$1.087884	$1.104578	0.000
	2004	$1.000000	$1.087884	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985147	$1.029351	0.000

Transamerica Jennison Growth VP – Initial Class(3)	2009	$0.817946	$1.131826	0.000
Subaccount Inception Date December 13, 1996	2008	$1.323255	$0.817946	0.000
	2007	$1.209298	$1.323255	0.000
	2006	$1.208492	$1.209298	0.000
	2005	$1.082175	$1.208492	0.000
	2004	$1.000000	$1.082175	0.000

Transamerica Focus VP – Initial Class(4)	2009	$0.781632	$0.981138	0.000
Subaccount Inception Date May 1, 2000	2008	$1.251765	$0.781632	0.000
	2007	$1.262602	$1.251765	0.000
	2006	$1.085161	$1.262602	0.000
	2005	$1.062410	$1.085161	0.000
	2004	$1.000000	$1.062410	0.000

Transamerica AEGON High Yield Bond VP – Initial Class(5)	2009	$0.861887	$1.245380	0.000
Subaccount Inception Date June 21, 1999	2008	$1.174205	$0.861887	0.000
	2007	$1.174853	$1.174205	0.000
	2006	$1.078997	$1.174853	0.000
	2005	$1.079864	$1.078997	0.000
	2004	$1.000000	$1.079864	0.000

Transamerica MFS International Equity VP – Initial Class	2009	$1.012667	$1.318581	0.000
Subaccount Inception Date May 1, 2001	2008	$1.594820	$1.012667	0.000
	2007	$1.488998	$1.594820	0.000
	2006	$1.232818	$1.488998	0.000
	2005	$1.112988	$1.232818	0.000
	2004	$1.000000	$1.112988	0.000

Transamerica Marsico Growth VP – Initial Class(3)	2009	$0.841281	$1.045485	0.000
Subaccount Inception Date May 1, 2000	2008	$1.451793	$0.841281	0.000
	2007	$1.228795	$1.451793	0.000
	2006	$1.188357	$1.228795	0.000
	2005	$1.115140	$1.188357	0.000
	2004	$1.000000	$1.115140	0.000

33

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica PIMCO Total Return VP – Initial Class	2009	$1.079956	$1.229770	0.000
Subaccount Inception Date May 1, 2002	2008	$1.132137	$1.079956	0.000
	2007	$1.058986	$1.132137	0.000
	2006	$1.035454	$1.058986	0.000
	2005	$1.031061	$1.035454	0.000
	2004	$1.000000	$1.031061	0.000

Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2009	$0.844200	$1.039062	0.000
Subaccount Inception Date June 28, 1995	2008	$1.343637	$0.844200	0.000
	2007	$1.325340	$1.343637	0.000
	2006	$1.135192	$1.325340	0.000
	2005	$1.111045	$1.135192	0.000
	2004	$1.000000	$1.111045	0.000

Transamerica T. Rowe Price Growth Stock VP – Initial Class(3)	2009	$0.763553	$1.073862	0.000
Subaccount Inception Date April 28, 1995	2008	$1.350404	$0.763553	0.000
	2007	$1.252094	$1.350404	0.000
	2006	$1.125243	$1.252094	0.000
	2005	$1.080008	$1.125243	0.000
	2004	$1.000000	$1.080008	0.000

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.786090	$1.069997	0.000
Subaccount Inception Date May 1, 2000	2008	$1.256661	$0.786090	0.000
	2007	$1.168389	$1.256661	0.000
	2006	$1.149311	$1.168389	0.000
	2005	$1.058742	$1.149311	0.000
	2004	$1.000000	$1.058742	0.000

Transamerica Templeton Global VP – Initial Class	2009	$0.831386	$1.046957	0.000
Subaccount Inception Date May 1, 2000	2008	$1.504184	$0.831386	0.000
	2007	$1.330130	$1.504184	0.000
	2006	$1.140952	$1.330130	0.000
	2005	$1.081777	$1.140952	0.000
	2004	$1.000000	$1.081777	0.000

Transamerica Balanced VP – Initial Class(6)	2009	$0.921990	$1.142746	0.000
Subaccount Inception Date May 1, 2002	2008	$1.389930	$0.921990	0.000
	2007	$1.246840	$1.389930	0.000
	2006	$1.164225	$1.246840	0.000
	2005	$1.098789	$1.164225	0.000
	2004	$1.000000	$1.098789	0.000

Transamerica Convertible Securities VP – Initial Class	2009	$0.875335	$1.127870	0.000
Subaccount Inception Date May 1, 2002	2008	$1.413097	$0.875335	0.000
	2007	$1.213879	$1.413097	0.000
	2006	$1.115338	$1.213879	0.000
	2005	$1.093986	$1.115338	0.000
	2004	$1.000000	$1.093986	0.000

Transamerica WMC Diversified Growth VP – Initial Class(7)	2009	$0.817870	$1.036945	0.000
Subaccount Inception Date May 1, 2000	2008	$1.543670	$0.817870	0.000
	2007	$1.352847	$1.543670	0.000
	2006	$1.267991	$1.352847	0.000
	2005	$1.108666	$1.267991	0.000
	2004	$1.000000	$1.108666	0.000

34

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Growth Opportunities VP – Initial Class	2009	$0.875948	$1.176474	0.000
Subaccount Inception Date May 1, 2001	2008	$1.510601	$0.875948	0.000
	2007	$1.250717	$1.510601	0.000
	2006	$1.212554	$1.250717	0.000
	2005	$1.063008	$1.212554	0.000
	2004	$1.000000	$1.063008	0.000

Transamerica Money Market VP - Initial Class	2009	$1.069561	$1.050989	0.000
Subaccount Inception Date January 1, 1995	2008	$1.064476	$1.069561	0.000
	2007	$1.032870	$1.064476	0.000
	2006	$1.004899	$1.032870	0.000
	2005	$0.995247	$1.004899	0.000
	2004	$1.000000	$0.995247	0.000

Transamerica Science & Technology VP - Initial Class(8)	2009	$0.698028	$1.080742	0.000
Subaccount Inception Date May 1, 2001	2008	$1.383814	$0.698028	0.000
	2007	$1.062288	$1.383814	0.000
	2006	$1.071655	$1.062288	0.000
	2005	$1.069900	$1.071655	0.000
	2004	$1.000000	$1.069900	0.000

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.659011	$0.924159	0.000
Subaccount Inception Date January 1, 1995	2008	$1.000000	$0.659011	0.000

Transamerica U.S. Government Securities VP – Initial Class	2009	$1.144108	$1.172924	0.000
Subaccount Inception Date June 16, 1995	2008	$1.082943	$1.144108	0.000
	2007	$1.040681	$1.082943	0.000
	2006	$1.026814	$1.040681	0.000
	2005	$1.023440	$1.026814	0.000
	2004	$1.000000	$1.023440	0.000

Transamerica Morgan Stanley Active International Allocation VP – Initial Class(9)	2009	$1.048880	$1.295754	0.000
Subaccount Inception Date January 1, 1995	2008	$1.747476	$1.048880	0.000
	2007	$1.540478	$1.747476	0.000
	2006	$1.270912	$1.540478	0.000
	2005	$1.138045	$1.270912	0.000
	2004	$1.000000	$1.138045	0.000

Transamerica Multi Managed Large Cap Core VP - Initial Class(10)	2009	$0.780148	$1.113259	0.000
Subaccount Inception Date January 1, 1995	2008	$1.372709	$0.780148	0.000
	2007	$1.280496	$1.372709	0.000
	2006	$1.182560	$1.280496	0.000
	2005	$1.101276	$1.182560	0.000
	2004	$1.000000	$1.101276	0.000

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(11)	2009	$0.770786	$1.214505	0.000
Subaccount Inception Date May 1, 2001	2008	$1.462488	$0.770786	0.000
	2007	$1.216346	$1.462488	0.000
	2006	$1.127686	$1.216346	0.000
	2005	$1.068405	$1.127686	0.000
	2004	$1.000000	$1.068405	0.000

Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.572555	$0.830120	0.000
Subaccount Inception Date May 1, 2002	2008	$1.213190	$0.572555	0.000
	2007	$1.219737	$1.213190	0.000
	2006	$1.100437	$1.219737	0.000
	2005	$1.063559	$1.100437	0.000
	2004	$1.000000	$1.063559	0.000

35

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.730675	$0.865605	0.000
Subaccount Inception Date May 1, 2002	2008	$1.297849	$0.730675	0.000
	2007	$1.183761	$1.297849	0.000
	2006	$1.137289	$1.183761	0.000
	2005	$1.067283	$1.137289	0.000
	2004	$1.000000	$1.067283	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.757280	$0.894381	0.000
Subaccount Inception Date May 1, 2001	2008	$1.301281	$0.757280	0.000
	2007	$1.264679	$1.301281	0.000
	2006	$1.101553	$1.264679	0.000
	2005	$1.073104	$1.101553	0.000
	2004	$1.000000	$1.073104	0.000

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.783000	$1.053528	0.000
Subaccount Inception Date May 1, 2001	2008	$1.325949	$0.783000	0.000
	2007	$1.189361	$1.325949	0.000
	2006	$1.219723	$1.189361	0.000
	2005	$1.082194	$1.219723	0.000
	2004	$1.000000	$1.082194	0.000

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$0.895086	$1.189940	0.000
Subaccount Inception Date May 1, 2000	2008	$1.591676	$0.895086	0.000
	2007	$1.382814	$1.591676	0.000
	2006	$1.264460	$1.382814	0.000
	2005	$1.104549	$1.264460	0.000
	2004	$1.000000	$1.104549	0.000

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.739690	$0.942825	0.000
Subaccount Inception Date May 1, 2000	2008	$1.318159	$0.739690	0.000
	2007	$1.326463	$1.318159	0.000
	2006	$1.126993	$1.326463	0.000
	2005	$1.087742	$1.126993	0.000
	2004	$1.000000	$1.087742	0.000

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.720777	$0.905148	0.000
Subaccount Inception Date May 1, 2001	2008	$1.394028	$0.720777	0.000
	2007	$1.121625	$1.394028	0.000
	2006	$1.072393	$1.121625	0.000
	2005	$1.035711	$1.072393	0.000
	2004	$1.000000	$1.035711	0.000

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.037241	$1.422542	0.000
Subaccount Inception Date May 1, 2000	2008	$1.750258	$1.037241	0.000
	2007	$1.546491	$1.750258	0.000
	2006	$1.401911	$1.546491	0.000
	2005	$1.210398	$1.401911	0.000
	2004	$1.000000	$1.210398	0.000

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.630826	$0.972878	0.000
Subaccount Inception Date May 1, 2002	2008	$1.319683	$0.630826	0.000
	2007	$1.275487	$1.319683	0.000
	2006	$1.120314	$1.275487	0.000
	2005	$1.114498	$1.120314	0.000
	2004	$1.000000	$1.114498	0.000

Franklin Income Securities Fund – Class 2	2009	$0.667633	$0.888410	0.000
Subaccount Inception Date May 1, 2007	2008	$0.967204	$0.667633	0.000
	2007	$1.000000	$0.967204	0.000

36

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Mutual Shares Securities Fund – Class 2	2009	$0.593231	$0.733813	0.000
Subaccount Inception Date May 1, 2007	2008	$0.961270	$0.593231	0.000
	2007	$1.000000	$0.961270	0.000

Templeton Foreign Securities Fund – Class 2	2009	$0.623405	$0.838401	0.000
Subaccount Inception Date May 1, 2007	2008	$1.065568	$0.623405	0.000
	2007	$1.000000	$1.065568	0.000

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$0.920970	$1.305493	0.000
Subaccount Inception Date October 9, 2000	2008	$1.671745	$0.920970	0.000
	2007	$1.399422	$1.671745	0.000
	2006	$1.258498	$1.399422	0.000
	2005	$1.144673	$1.258498	0.000
	2004	$1.000000	$1.144673	0.000

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.721987	$0.973553	0.000
Subaccount Inception Date October 9, 2000	2008	$1.333109	$0.721987	0.000
	2007	$1.242261	$1.333109	0.000
	2006	$1.073285	$1.242261	0.000
	2005	$1.035933	$1.073285	0.000
	2004	$1.000000	$1.035933	0.000

JPMorgan Insurance Trust Core Bond Portfolio
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.049149	0.000

JPMorgan Insurance Trust U.S. Equity Portfolio
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.346781	0.000

JPMorgan Insurance Trust International Equity Portfolio	2009	$0.926671	$1.414080	0.000
Subaccount Inception Date May 1, 2004	2008	$1.610266	$0.926671	0.000
	2007	$1.490972	$1.610266	0.000
	2006	$1.253206	$1.490972	0.000
	2005	$1.153595	$1.253206	0.000
	2004	$1.000000	$1.153595	0.000

JPMorgan Insurance Trust Mid Cap Value Portfolio	2009	$0.918491	$1.309119	0.000
Subaccount Inception Date May 1, 2004	2008	$1.401392	$0.918491	0.000
	2007	$1.393966	$1.401392	0.000
	2006	$1.215651	$1.393966	0.000
	2005	$1.134193	$1.215651	0.000
	2004	$1.000000	$1.134193	0.000

JPMorgan Insurance Trust Small Cap Core Portfolio	2009	$0.855904	$1.317876	0.000
Subaccount Inception Date May 1, 2004	2008	$1.282436	$0.855904	0.000
	2007	$1.385493	$1.282436	0.000
	2006	$1.227534	$1.385493	0.000
	2005	$1.209477	$1.227534	0.000
	2004	$1.000000	$1.209477	0.000

MFS ® New Discovery Series – Service Class	2009	$0.714033	$1.141619	0.000
Subaccount Inception Date May 1, 2002	2008	$1.203150	$0.714033	0.000
	2007	$1.199152	$1.203150	0.000
	2006	$1.081981	$1.199152	0.000
	2005	$1.049670	$1.081981	0.000
	2004	$1.000000	$1.049670	0.000

MFS ® Total Return Series – Service Class	2009	$0.930491	$1.074995	0.000
Subaccount Inception Date May 1, 2002	2008	$1.220721	$0.930491	0.000
	2007	$1.196943	$1.220721	0.000
	2006	$1.092621	$1.196943	0.000
	2005	$1.085134	$1.092621	0.000
	2004	$1.000000	$1.085134	0.000

37

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MTB Managed Allocation Fund – Moderate Growth II	2009	$0.844162	$1.040670	0.000
Subaccount Inception Date May 1, 2004	2008	$1.212933	$0.844162	0.000
	2007	$1.156416	$1.212933	0.000
	2006	$1.067132	$1.156416	0.000
	2005	$1.045571	$1.067132	0.000
	2004	$1.000000	$1.045571	0.000

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class(1)	2009	$0.983891	$1.159015	0.000
Subaccount Inception Date May 1, 2001	2008	$1.591187	$0.983891	0.000
	2007	$1.641878	$1.591187	0.000
	2006	$1.399290	$1.641878	0.000
	2005	$1.371834	$1.399290	0.000
	2004	$1.000000	$1.371834	0.000

Transamerica Asset Allocation – Conservative VP – Service Class	2009	$1.105362	$1.356226	81,715.884
Subaccount Inception Date May 1, 2002	2008	$1.431771	$1.105362	88,018.188
	2007	$1.373273	$1.431771	0.000
	2006	$1.280824	$1.373273	0.000
	2005	$1.241621	$1.280824	0.000
	2004	$1.000000	$1.241621	0.000

Transamerica Asset Allocation – Growth VP – Service Class	2009	$1.083908	$1.379306	0.000
Subaccount Inception Date May 1, 2002	2008	$1.831726	$1.083908	0.000
	2007	$1.734202	$1.831726	0.000
	2006	$1.531359	$1.734202	0.000
	2005	$1.392775	$1.531359	0.000
	2004	$1.000000	$1.392775	0.000

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$1.133012	$1.404545	73,818.240
Subaccount Inception Date May 1, 2002	2008	$1.562871	$1.133012	54,706.145
	2007	$1.476927	$1.562871	0.000
	2006	$1.351853	$1.476927	0.000
	2005	$1.284535	$1.351853	0.000
	2004	$1.000000	$1.284535	0.000

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$1.119595	$1.406322	180,698.024
Subaccount Inception Date May 1, 2002	2008	$1.699284	$1.119595	186,495.810
	2007	$1.608453	$1.699284	0.000
	2006	$1.442088	$1.608453	0.000
	2005	$1.338083	$1.442088	0.000
	2004	$1.000000	$1.338083	0.000

Transamerica International Moderate Growth VP – Service Class	2009	$0.685764	$0.871200	108,752.039
Subaccount Inception Date May 1, 2006	2008	$1.096293	$0.685764	90,026.413
	2007	$1.028754	$1.096293	0.000
	2006	$1.000000	$1.028754	0.000

Transamerica BlackRock Global Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.200822	19,041.512

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$1.259233	$1.406606	14,246.549
Subaccount Inception Date May 1, 2000	2008	$1.944314	$1.259233	0.000
	2007	$1.897007	$1.944314	0.000
	2006	$1.655859	$1.897007	0.000
	2005	$1.456462	$1.655859	0.000
	2004	$1.000000	$1.456462	0.000

38

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.204569	0.000

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990709	$1.008970	0.000

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995064	$0.983269	0.000

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988962	$1.006125	0.000

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986567	$0.985496	0.000

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998154	$1.020318	0.000

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997261	$1.022067	0.000

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996392	$1.020987	0.000

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999951	$1.003336	0.000

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.318381	$1.722493	0.000
Subaccount Inception Date May 1, 2002	2008	$2.334170	$1.318381	0.000
	2007	$2.552750	$2.334170	0.000
	2006	$1.831065	$2.552750	0.000
	2005	$1.646832	$1.831065	0.000
	2004	$1.000000	$1.646832	0.000

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.950074	$1.206866	0.000
Subaccount Inception Date May 2, 1997	2008	$1.548137	$0.950074	0.000
	2007	$1.511147	$1.548137	0.000
	2006	$1.338044	$1.511147	0.000
	2005	$1.319853	$1.338044	0.000
	2004	$1.000000	$1.319853	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985150	$1.029290	0.000

Transamerica Jennison Growth VP – Service Class(3)	2009	$0.965373	$1.334166	0.000
Subaccount Inception Date December 13, 1996	2008	$1.562727	$0.965373	0.000
	2007	$1.429758	$1.562727	0.000
	2006	$1.432514	$1.429758	0.000
	2005	$1.284548	$1.432514	0.000
	2004	$1.000000	$1.284548	0.000

Transamerica ProFunds UltraBear Fund – Service Class OAM
Subaccount Inception Date May 1, 2009	2009	$1.000000	$0.561223	0.000

Transamerica Focus VP – Service Class(4)	2009	$0.995802	$1.247848	0.000
Subaccount Inception Date May 1, 2000	2008	$1.597549	$0.995802	0.000
	2007	$1.614131	$1.597549	0.000
	2006	$1.389017	$1.614131	0.000
	2005	$1.362113	$1.389017	0.000
	2004	$1.000000	$1.362113	0.000

39

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica AEGON High Yield Bond VP – Service Class(5)	2009	$0.923616	$1.332433	0.000
Subaccount Inception Date June 21, 1999	2008	$1.261535	$0.923616	0.000
	2007	$1.262547	$1.261535	0.000
	2006	$1.161857	$1.262547	0.000
	2005	$1.165192	$1.161857	0.000
	2004	$1.000000	$1.165192	0.000

Transamerica MFS International Equity VP – Service Class	2009	$1.269470	$1.649029	0.000
Subaccount Inception Date May 1, 2001	2008	$2.005032	$1.269470	1,535.846
	2007	$1.875035	$2.005032	56,772.423
	2006	$1.552796	$1.875035	81,888.783
	2005	$1.406046	$1.552796	1,552.000
	2004	$1.000000	$1.406046	0.000

Transamerica Marsico Growth VP – Service Class(3)	2009	$0.980016	$1.216181	0.000
Subaccount Inception Date May 1, 2000	2008	$1.694822	$0.980016	0.000
	2007	$1.436307	$1.694822	0.000
	2006	$1.390417	$1.436307	0.000
	2005	$1.307980	$1.390417	0.000
	2004	$1.000000	$1.307980	0.000

Transamerica PIMCO Total Return VP – Service Class	2009	$1.074549	$1.221804	16,823.829
Subaccount Inception Date May 1, 2002	2008	$1.128642	$1.074549	7,759.839
	2007	$1.056081	$1.128642	0.000
	2006	$1.034705	$1.056081	0.000
	2005	$1.032300	$1.034705	0.000
	2004	$1.000000	$1.032300	0.000

Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2009	$1.030996	$1.267609	0.000
Subaccount Inception Date June 28, 1995	2008	$1.645058	$1.030996	0.000
	2007	$1.625122	$1.645058	0.000
	2006	$1.393606	$1.625122	0.000
	2005	$1.366596	$1.393606	0.000
	2004	$1.000000	$1.366596	0.000

Transamerica T. Rowe Price Growth Stock VP – Service Class(3)	2009	$0.915360	$1.285036	0.000
Subaccount Inception Date June 28, 1995	2008	$1.620716	$0.915360	0.000
	2007	$1.505454	$1.620716	68,101.347
	2006	$1.354520	$1.505454	98,760.619
	2005	$1.302059	$1.354520	0.000
	2004	$1.000000	$1.302059	0.000

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$1.061784	$1.442802	0.000
Subaccount Inception Date May 1, 2000	2008	$1.699765	$1.061784	989.332
	2007	$1.583665	$1.699765	992.602
	2006	$1.559996	$1.583665	995.785
	2005	$1.438430	$1.559996	999.445
	2004	$1.000000	$1.438430	0.000

Transamerica Templeton Global VP – Service Class	2009	$0.826537	$1.038021	0.000
Subaccount Inception Date May 1, 2000	2008	$1.497671	$0.826537	0.000
	2007	$1.326111	$1.497671	0.000
	2006	$1.139655	$1.326111	0.000
	2005	$1.194833	$1.139655	0.000
	2004	$1.000000	$1.194833	0.000

Transamerica Efficient Markets VP – Service Class	2009	$1.036413	$1.199928	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036413	0.000

40

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Balanced VP – Service Class(6)	2009	$0.995965	$1.232127	33,578.778
Subaccount Inception Date May 1, 2002	2008	$1.503827	$0.995965	0.000
	2007	$1.350408	$1.503827	0.000
	2006	$1.264158	$1.350408	0.000
	2005	$1.193854	$1.264158	0.000
	2004	$1.000000	$1.193854	0.000

Transamerica Convertible Securities VP – Service Class	2009	$1.016333	$1.309501	0.000
Subaccount Inception Date May 1, 2002	2008	$1.642351	$1.016333	0.000
	2007	$1.143552	$1.642351	0.000
	2006	$1.300420	$1.143552	0.000
	2005	$1.278480	$1.300420	0.000
	2004	$1.000000	$1.278480	0.000

Transamerica WMC Diversified Growth VP – Service Class(7)	2009	$1.005909	$1.273661	0.000
Subaccount Inception Date May 1, 2000	2008	$1.902647	$1.005909	776.441
	2007	$1.669256	$1.902647	779.002
	2006	$1.567795	$1.669256	781.505
	2005	$1.372516	$1.567795	784.380
	2004	$1.000000	$1.372516	0.000

Transamerica Growth Opportunities VP – Service Class	2009	$1.170813	$1.570113	0.000
Subaccount Inception Date May 2, 2001	2008	$2.022540	$1.170813	997.845
	2007	$1.677686	$2.022540	1,001.137
	2006	$1.628076	$1.677686	1,004.351
	2005	$1.429566	$1.628076	1,008.047
	2004	$1.000000	$1.429566	0.000

Transamerica Money Market VP – Service Class	2009	$1.048328	$1.029906	27,385.566
Subaccount Inception Date January 1, 1995	2008	$1.044644	$1.048328	0.000
	2007	$1.015159	$1.044644	408,387.813
	2006	$0.989153	$1.015159	0.000
	2005	$0.981125	$0.989153	0.000
	2004	$1.000000	$0.981125	0.000

Transamerica Science & Technology VP – Service Class(8)	2009	$0.891369	$1.382478	0.000
Subaccount Inception Date May 1, 2001	2008	$1.774991	$0.891369	0.000
	2007	$1.363850	$1.774991	0.000
	2006	$1.377844	$1.363850	0.000
	2005	$1.376983	$1.377844	0.000
	2004	$1.000000	$1.376983	0.000

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.659621	$0.925936	0.000
Subaccount Inception Date January 1, 1995	2008	$1.000000	$0.659621	0.000

Transamerica U.S. Government Securities VP – Service Class	2009	$1.117307	$1.143620	0.000
Subaccount Inception Date June 16, 1995	2008	$1.058956	$1.117307	0.000
	2007	$1.019177	$1.058956	0.000
	2006	$1.006674	$1.019177	0.000
	2005	$1.004835	$1.006674	0.000
	2004	$1.000000	$1.004835	0.000

Transamerica Value Balanced VP – Service Class	2009	$0.714013	$0.863718	0.0000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.714013	0.000

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999951	$1.023848	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999951	$0.997901	0.000

Transamerica Index 50 VP – Service Class	2009	$0.816191	$0.934286	53,890.284
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.816191	0.000

41

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Index 75 VP – Service Class	2009	$0.720336	$0.871619	108,721.167
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.720336	30,534.285

Transamerica Morgan Stanley Active International Allocation VP – Service Class (9)	2009	$1.364159	$1.684119	0.000
Subaccount Inception Date January 1, 1995	2008	$2.278505	$1.364159	0.000
	2007	$2.012367	$2.278505	0.000
	2006	$1.662924	$2.012367	0.000
	2005	$1.489961	$1.662924	0.000
	2004	$1.000000	$1.489961	0.000

Transamerica Multi Managed Large Cap Core VP – Service Class(10)	2009	$0.893804	$1.273847	0.000
Subaccount Inception Date January 1, 1995	2008	$1.574465	$0.893804	0.000
	2007	$1.471367	$1.574465	0.000
	2006	$1.360851	$1.471367	0.000
	2005	$1.269474	$1.360851	0.000
	2004	$1.000000	$1.269474	0.000

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(11)	2009	$0.893953	$1.406099	0.000
Subaccount Inception Date May 1, 2001	2008	$1.699228	$0.893953	0.000
	2007	$1.415249	$1.699228	67,463.513
	2006	$1.314576	$1.415249	98,505.413
	2005	$1.246984	$1.314576	0.000
	2004	$1.000000	$1.246984	0.000

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.117307	$1.143620	46,678.285
Subaccount Inception Date June 5, 1995	2008	$1.086102	$1.117307	48,187.925
	2007	$1.045316	$1.086102	0.000
	2006	$1.032494	$1.045316	0.000
	2005	$1.030604	$1.032494	0.000
	2004	$1.000000	$1.030604	0.000

Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.582704	$0.845657	0.000
Subaccount Inception Date May 1, 2002	2008	$1.233469	$0.582704	0.000
	2007	$1.238907	$1.233469	0.000
	2006	$1.116640	$1.238907	0.000
	2005	$1.078165	$1.116640	0.000
	2004	$1.000000	$1.078165	0.000

Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.721028	$0.855021	0.000
Subaccount Inception Date May 1, 2002	2008	$1.279447	$0.721028	0.000
	2007	$1.165818	$1.279447	0.000
	2006	$1.118962	$1.165818	0.000
	2005	$1.049046	$1.118962	0.000
	2004	$1.000000	$1.049046	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012578	$1.235456	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012578	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.789906	$0.933832	0.000
Subaccount Inception Date May 1, 2001	2008	$1.356010	$0.789906	0.000
	2007	$1.316563	$1.356010	80,008.702
	2006	$1.145620	$1.316563	114,733.846
	2005	$1.114942	$1.145620	0.000
	2004	$1.000000	$1.114942	0.000

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.731485	$0.985173	0.000
Subaccount Inception Date May 1, 2001	2008	$1.237498	$0.731485	0.000
	2007	$1.108921	$1.237498	0.000
	2006	$1.136120	$1.108921	0.000
	2005	$1.007039	$1.136120	0.000
	2004	$1.000000	$1.007039	0.000

42

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds – Asset Allocation Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989774	$1.007817	0.000

American Funds – Bond Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000895	$0.993531	0.000

American Funds – Growth-Income Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986798	$1.008062	0.000

American Funds – Growth Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986477	$1.002679	0.000

American Funds – International Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.982907	$0.980191	0.000

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.664291	$0.902620	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.664291	0.000

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$0.997835	$1.327858	0.000
Subaccount Inception Date May 1, 2000	2008	$1.772645	$0.997835	11,792.054
	2007	$1.538520	$1.772645	75,334.230
	2006	$1.405466	$1.538520	93,033.244
	2005	$1.226508	$1.405466	0.000
	2004	$1.000000	$1.226508	0.000

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.778067	$0.992706	0.000
Subaccount Inception Date May 1, 2000	2008	$1.385163	$0.778067	0.000
	2007	$1.392518	$1.385163	0.000
	2006	$1.181956	$1.392518	0.000
	2005	$1.139689	$1.181956	0.000
	2004	$1.000000	$1.139689	0.000

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.684095	$0.859926	0.000
Subaccount Inception Date May 1, 2001	2008	$1.321792	$0.684095	0.000
	2007	$1.062459	$1.321792	88,942.880
	2006	$1.014833	$1.062459	132,109.706
	2005	$0.979170	$1.014833	0.000
	2004	$1.000000	$0.979170	0.000

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.223665	$1.679865	0.000
Subaccount Inception Date May 1, 2000	2008	$2.062803	$1.223665	9,438.505
	2007	$1.820851	$2.062803	9,561.354
	2006	$1.649015	$1.820851	0.000
	2005	$1.422355	$1.649015	0.000
	2004	$1.000000	$1.422355	0.000

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.733474	$1.132287	0.000
Subaccount Inception Date May 1, 2002	2008	$1.532933	$0.733474	0.000
	2007	$1.480144	$1.532933	0.000
	2006	$1.000000	$1.480144	0.000

Franklin Income Securities Fund – Class 2	2009	$0.668732	$0.890743	0.000
Subaccount Inception Date May 1, 2007	2008	$0.967845	$0.668732	0.000
	2007	$1.000000	$0.967845	0.000

Mutual Shares Securities Fund – Class 2	2009	$0.594212	$0.735749	0.000
Subaccount Inception Date May 1, 2007	2008	$0.961906	$0.594212	0.000
	2007	$1.000000	$0.961906	0.000

Templeton Foreign Securities Fund – Class 2	2009	$0.624431	$0.840606	0.000
Subaccount Inception Date May 1, 2007	2008	$1.066262	$0.624431	0.000
	2007	$1.000000	$1.066262	0.000

43

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989903	$1.262890	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989903	0.000

GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988806	$1.003453	0.000

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$1.005732	$1.427028	0.000
Subaccount Inception Date October 9, 2000	2008	$1.823801	$1.005732	0.000
	2007	$1.525205	$1.823801	0.000
	2006	$1.370267	$1.525205	0.000
	2005	$1.245100	$1.370267	0.000
	2004	$1.000000	$1.245100	0.000

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.679515	$0.917171	0.000
Subaccount Inception Date October 9, 2000	2008	$1.253455	$0.679515	0.000
	2007	$1.166880	$1.253455	0.000
	2006	$1.007177	$1.166880	0.000
	2005	$0.971196	$1.007177	0.000
	2004	$1.000000	$0.971196	0.000

JPMorgan Insurance Trust Core Bond Portfolio
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.049852	0.000

JPMorgan Insurance Trust International Equity Portfolio	2009	$0.930934	$1.347693	0.000
Subaccount Inception Date May 1, 2004	2008	$1.616067	$0.930934	0.000
	2007	$1.504875	$1.616067	113,187.543
	2006	$1.255241	$1.504875	195,878.182
	2005	$1.154341	$1.255241	0.000
	2004	$1.000000	$1.154341	0.000

JPMorgan Insurance Trust U.S. Equity Portfolio
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.347693	0.000

JPMorgan Insurance Trust Mid Cap Value Portfolio	2009	$0.922705	$1.309999	0.000
Subaccount Inception Date May 1, 2004	2008	$1.406439	$0.922705	0.000
	2007	$1.397600	$1.406439	0.000
	2006	$1.217630	$1.397600	0.000
	2005	$1.134937	$1.217630	0.000
	2004	$1.000000	$1.134937	0.000

JPMorgan Insurance Trust Small Cap Core Portfolio	2009	$0.859826	$1.318751	0.000
Subaccount Inception Date May 1, 2004	2008	$1.287053	$0.859826	0.000
	2007	$1.389111	$1.287053	0.000
	2006	$1.229540	$1.389111	0.000
	2005	$1.210268	$1.229540	0.000
	2004	$1.000000	$1.210268	0.000

MFS ® New Discovery Series – Service Class	2009	$0.696096	$1.114037	0.000
Subaccount Inception Date May 1, 2002	2008	$1.171768	$0.696096	0.000
	2007	$1.166718	$1.171768	0.000
	2006	$1.051684	$1.166718	0.000
	2005	$1.019281	$1.051684	0.000
	2004	$1.000000	$1.019281	0.000

MFS ® Total Return Series – Service Class	2009	$0.979621	$1.132857	0.000
Subaccount Inception Date May 1, 2002	2008	$1.283895	$0.979621	0.000
	2007	$1.257638	$1.283895	80,776.439
	2006	$1.146906	$1.257638	114,530.230
	2005	$1.137939	$1.146906	0.000
	2004	$1.000000	$1.137939	0.000

44

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MTB Managed Allocation Fund – Moderate Growth II	2009	$0.848035	$1.046476	0.000
Subaccount Inception Date May 1, 2004	2008	$1.217292	$0.848035	0.000
	2007	$1.159420	$1.217292	0.000
	2006	$1.068861	$1.159420	0.000
	2005	$1.046243	$1.068861	0.000
	2004	$1.000000	$1.046243	0.000

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class(1)	2009	$0.849485	$1.001189	0.000
Subaccount Inception Date May 1, 2001	2008	$1.373147	$0.849485	0.000
	2007	$1.416187	$1.373147	0.000
	2006	$1.206352	$1.416187	0.000
	2005	$1.182108	$1.206352	0.000
	2004	$1.058705	$1.182108	0.000
	2003	$1.000000	$1.058705	0.000

Transamerica Asset Allocation – Conservative VP – Service Class	2009	$0.989658	$1.214860	179,463.084
Subaccount Inception Date May 1, 2002	2008	$1.281273	$0.989658	28,170.016
	2007	$1.228310	$1.281273	30,713.812
	2006	$1.145048	$1.228310	0.000
	2005	$1.109452	$1.145048	0.000
	2004	$1.031475	$1.109452	0.000
	2003	$1.000000	$1.031475	0.000

Transamerica Asset Allocation – Growth VP – Service Class	2009	$0.914151	$1.163844	0.000
Subaccount Inception Date May 1, 2002	2008	$1.544095	$0.914151	0.000
	2007	$1.461173	$1.544095	0.000
	2006	$1.289634	$1.461173	0.000
	2005	$1.172356	$1.289634	0.000
	2004	$1.047313	$1.172356	0.000
	2003	$1.000000	$1.047313	0.000

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$0.998925	$1.238943	768,680.504
Subaccount Inception Date May 1, 2002	2008	$1.377220	$0.998925	764,364.885
	2007	$1.300828	$1.377220	480,379.031
	2006	$1.190084	$1.300828	958,825.693
	2005	$1.130267	$1.190084	87,188.000
	2004	$1.034952	$1.130267	0.000
	2003	$1.000000	$1.034952	0.000

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$0.971017	$1.220304	3,730,545.488
Subaccount Inception Date May 1, 2002	2008	$1.473050	$0.971017	3,363,451.114
	2007	$1.393633	$1.473050	3,151,138.299
	2006	$1.248872	$1.393633	1,638,797.134
	2005	$1.158230	$1.248872	1,500,460.000
	2004	$1.041486	$1.158230	0.000
	2003	$1.000000	$1.041486	0.000

Transamerica International Moderate Growth VP – Service Class	2009	$0.686639	$0.872753	446,022.660
Subaccount Inception Date May 1, 2006	2008	$1.097167	$0.686639	556,214.467
	2007	$1.029080	$1.097167	0.000
	2006	$1.000000	$1.029080	0.000

Transamerica BlackRock Global Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.201202	27,959.171

45

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$1.087807	$1.215710	0.000
Subaccount Inception Date May 1, 2000	2008	$1.678768	$1.087807	0.000
	2007	$1.637122	$1.678768	0.000
	2006	$1.428310	$1.637122	0.000
	2005	$1.255686	$1.428310	0.000
	2004	$1.082819	$1.255686	0.000
	2003	$1.000000	$1.082819	0.000

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.204966	7,900.191

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990710	$1.009028	0.000

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995065	$0.983325	0.000

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988963	$1.006186	0.000

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986568	$0.985557	0.000

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998156	$1.020377	0.000

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997262	$1.022125	0.000

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996394	$1.021045	0.000

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999952	$1.003388	0.000

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.122683	$1.467544	17,930.287
Subaccount Inception Date May 1, 2002	2008	$1.986707	$1.122683	18,964.613
	2007	$2.171675	$1.986707	18,566.718
	2006	$1.556957	$2.171675	20,092.486
	2005	$1.399624	$1.556957	22,362.000
	2004	$1.074880	$1.399624	0.000
	2003	$1.000000	$1.074880	0.000

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.829919	$1.054751	0.000
Subaccount Inception Date May 2, 1997	2008	$1.351668	$0.829919	0.000
	2007	$1.318714	$1.351668	0.000
	2006	$1.167098	$1.318714	0.000
	2005	$1.150680	$1.167098	0.000
	2004	$1.057615	$1.150680	0.000
	2003	$1.000000	$1.057615	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985151	$1.029351	0.000

Transamerica Jennison Growth VP– Service Class(3)	2009	$0.829455	$1.146889	587.217
Subaccount Inception Date December 13, 1996	2008	$1.342049	$0.829455	0.000
	2007	$1.227252	$1.342049	0.000
	2006	$1.229010	$1.227252	0.000
	2005	$1.101525	$1.229010	0.000
	2004	$1.029556	$1.101525	0.000
	2003	$1.000000	$1.029556	0.000

46

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Focus VP – Service Class(4)	2009	$0.826637	$1.036385	0.000
Subaccount Inception Date May 1, 2000	2008	$1.325510	$0.826637	0.000
	2007	$1.338596	$1.325510	0.000
	2006	$1.151349	$1.338596	0.000
	2005	$1.128495	$1.151349	0.000
	2004	$1.054491	$1.128495	0.000
	2003	$1.000000	$1.054491	0.000

Transamerica AEGON High Yield Bond VP – Service Class(5)	2009	$0.882118	$1.273192	1,296.971
Subaccount Inception Date June 21, 1999	2008	$1.204261	$0.882118	0.000
	2007	$1.204638	$1.204261	0.000
	2006	$1.108034	$1.204638	0.000
	2005	$1.110681	$1.108034	0.000
	2004	$1.032077	$1.110681	0.000
	2003	$1.000000	$1.032077	0.000

Transamerica MFS International Equity VP – Service Class	2009	$1.083365	$1.407978	0.000
Subaccount Inception Date May 1, 2001	2008	$1.710243	$1.083365	0.000
	2007	$1.598568	$1.710243	0.000
	2006	$1.323194	$1.598568	0.000
	2005	$1.197547	$1.323194	0.000
	2004	$1.066764	$1.197547	0.000
	2003	$1.000000	$1.066764	0.000

Transamerica Marsico Growth VP – Service Class(3)	2009	$0.829162	$1.029477	0.000
Subaccount Inception Date May 1, 2000	2008	$1.433221	$0.829162	0.000
	2007	$1.214015	$1.433221	0.000
	2006	$1.174639	$1.214015	0.000
	2005	$1.104452	$1.174639	0.000
	2004	$1.003164	$1.104452	0.000
	2003	$1.000000	$1.003164	0.000

Transamerica PIMCO Total Return VP – Service Class	2009	$1.082962	$1.231980	33,905.961
Subaccount Inception Date May 1, 2002	2008	$1.136914	$1.082962	18,818.280
	2007	$1.063302	$1.136914	0.000
	2006	$1.041272	$1.063302	0.000
	2005	$1.038341	$1.041272	0.000
	2004	$1.013806	$1.038341	0.000
	2003	$1.000000	$1.013806	0.000

Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2009	$0.906300	$1.114827	0.000
Subaccount Inception Date June 28, 1995	2008	$1.445369	$0.906300	0.000
	2007	$1.427152	$1.445369	0.000
	2006	$1.223238	$1.427152	0.000
	2005	$1.198941	$1.223238	0.000
	2004	$1.064894	$1.198941	0.000
	2003	$1.000000	$1.064894	0.000

Transamerica T. Rowe Price Growth Stock VP – Service Class(3)	2009	$0.798933	$1.122124	24,583.664
Subaccount Inception Date April 28, 1995	2008	$1.413865	$0.798933	26,027.612
	2007	$1.312668	$1.413865	27,802.204
	2006	$1.180486	$1.312668	29,583.014
	2005	$1.134212	$1.180486	29,528.000
	2004	$1.053400	$1.134212	0.000
	2003	$1.000000	$1.053400	0.000

47

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$0.812734	$1.104923	0.000
Subaccount Inception Date May 1, 2000	2008	$1.300432	$0.812734	0.000
	2007	$1.211011	$1.300432	0.000
	2006	$1.192331	$1.211011	0.000
	2005	$1.098874	$1.192331	0.000
	2004	$1.015430	$1.098874	0.000
	2003	$1.000000	$1.015430	0.000

Transamerica Templeton Global VP – Service Class	2009	$0.828411	$1.040887	24,860.605
Subaccount Inception Date May 1, 2000	2008	$1.500336	$0.828411	25,776.395
	2007	$1.327814	$1.500336	27,514.204
	2006	$1.140576	$1.327814	29,740.781
	2005	$1.052762	$1.140576	31,677.000
	2004	$1.060617	$1.052762	0.000
	2003	$1.000000	$1.060617	0.000

Transamerica Efficient Markets VP – Service Class	2009	$1.036485	$1.200602	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036485	0.000

Transamerica Balanced VP – Service Class(6)	2009	$0.939676	$1.163061	34,938.189
Subaccount Inception Date May 1, 2002	2008	$1.418126	$0.939676	11,532.992
	2007	$1.272818	$1.418126	0.000
	2006	$1.190939	$1.272818	0.000
	2005	$1.124154	$1.190939	0.000
	2004	$1.031670	$1.124154	0.000
	2003	$1.000000	$1.031670	0.000

Transamerica Convertible Securities VP – Service Class	2009	$0.902463	$1.163358	45,351.903
Subaccount Inception Date May 1, 2002	2008	$1.457619	$0.902463	49,219.800
	2007	$1.253940	$1.457619	59,059.831
	2006	$1.153021	$1.253940	57,267.933
	2005	$1.133011	$1.153021	60,910.000
	2004	$1.020318	$1.133011	0.000
	2003	$1.000000	$1.020318	0.000

Transamerica WMC Diversified Growth VP – Service Class(7)	2009	$0.867803	$1.099331	0.000
Subaccount Inception Date May 1, 2000	2008	$1.640617	$0.867803	0.000
	2007	$1.438658	$1.640617	0.000
	2006	$1.350556	$1.438658	0.000
	2005	$1.181752	$1.350556	0.000
	2004	$1.040034	$1.181752	0.000
	2003	$1.000000	$1.040034	0.000

Transamerica Growth Opportunities VP – Service Class	2009	$0.971874	$1.303977	479,585.025
Subaccount Inception Date May 2, 2001	2008	$1.678056	$0.971874	479,585.025
	2007	$1.391249	$1.678056	479,585.025
	2006	$1.349446	$1.391249	479,585.025
	2005	$1.184331	$1.349446	479,585.000
	2004	$1.034365	$1.184331	0.000
	2003	$1.000000	$1.034365	0.000

Transamerica Money Market VP – Service Class	2009	$1.057911	$1.039829	299,943.833
Subaccount Inception Date January 1, 1995	2008	$1.053691	$1.057911	0.000
	2007	$1.023447	$1.053691	0.000
	2006	$0.996740	$1.023447	0.000
	2005	$0.988163	$0.996740	0.000
	2004	$0.997975	$0.988163	0.000
	2003	$1.000000	$0.997975	0.000

Transamerica ProFunds UltraBear Fund – Service Class OAM
Subaccount Inception Date May 1, 2009	2009	$1.000000	$0.561414	0.000

48

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Science & Technology VP – Service Class(8)	2009	$0.701385	$1.088366	783.260
Subaccount Inception Date May 1, 2001	2008	$1.395992	$0.701385	0.000
	2007	$1.072106	$1.395992	0.000
	2006	$1.082559	$1.072106	0.000
	2005	$1.081350	$1.082559	0.000
	2004	$1.023018	$1.081350	0.000
	2003	$1.000000	$1.023018	0.000

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.659927	$0.926813	932.124
Subaccount Inception Date January 1, 1995	2008	$1.000000	$0.659927	0.000

Transamerica U.S. Government Securities VP – Service Class	2009	$1.137947	$1.165315	70,221.533
Subaccount Inception Date June 16, 1995	2008	$1.077987	$1.137947	0.000
	2007	$1.037003	$1.077987	0.000
	2006	$1.023786	$1.037003	0.000
	2005	$1.021415	$1.023786	0.000
	2004	$1.010033	$1.021415	0.000
	2003	$1.000000	$1.010033	0.000

Transamerica Value Balanced VP – Service Class	2009	$0.714247	$0.864434	19,856.120
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.714247	0.000

Transamerica Index 50 VP – Service Class	2009	$0.816459	$0.935049	426,213.753
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.816459	35,296.474

Transamerica Index 75 VP – Service Class	2009	$0.720567	$0.872328	149,040.247
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.720567	7,730.524

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999952	$1.023908	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999952	$0.997954	0.000

Transamerica Morgan Stanley Active International Allocation VP – Service Class (9)	2009	$1.145778	$1.415201	819.830
Subaccount Inception Date January 1, 1995	2008	$1.912806	$1.145778	0.000
	2007	$1.688553	$1.912806	0.000
	2006	$1.394564	$1.688553	0.000
	2005	$1.248984	$1.394564	0.000
	2004	$1.098299	$1.248984	0.000
	2003	$1.000000	$1.098299	0.000

Transamerica Multi Managed Large Cap Core VP – Service Class(10)	2009	$0.810956	$1.156343	2,399.768
Subaccount Inception Date January 1, 1995	2008	$1.427811	$0.810956	0.000
	2007	$1.333655	$1.427811	0.000
	2006	$1.232880	$1.333655	0.000
	2005	$1.149531	$1.232880	0.000
	2004	$1.039475	$1.149531	0.000
	2003	$1.000000	$1.039475	0.000

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(11)	2009	$0.748601	$1.178045	718.404
Subaccount Inception Date May 1, 2001	2008	$1.422234	$0.748601	0.000
	2007	$1.183963	$1.422234	0.000
	2006	$1.099210	$1.183963	0.000
	2005	$1.042187	$1.099210	0.000
	2004	$0.991877	$1.042187	0.000
	2003	$1.000000	$0.991877	0.000

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.114243	$1.141052	147,084.863
Subaccount Inception Date June 16, 1995	2008	$1.055536	$1.114243	150,483.315
	2007	$1.015399	$1.055536	0.000
	2006	$1.002455	$1.015399	0.000
	2005	$1.000000	$1.002455	0.000

49

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.743332	$1.079304	627.274
Subaccount Inception Date May 1, 2002	2008	$1.572701	$0.743332	0.000
	2007	$1.578848	$1.572701	0.000
	2006	$1.422329	$1.578848	0.000
	2005	$1.372649	$1.422329	0.000
	2004	$1.260152	$1.372649	0.000
	2003	$1.000000	$1.260152	0.000

Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.870655	$1.032966	0.000
Subaccount Inception Date May 1, 2002	2008	$1.544198	$0.870655	0.000
	2007	$1.406365	$1.544198	0.000
	2006	$1.349173	$1.406365	0.000
	2005	$1.264269	$1.349173	0.000
	2004	$1.209842	$1.264269	0.000
	2003	$1.000000	$1.209842	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012647	$1.236150	1,050.473
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012647	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.949877	$1.123499	0.000
Subaccount Inception Date May 1, 2001	2008	$1.629813	$0.949877	0.000
	2007	$1.581624	$1.629813	0.000
	2006	$1.375591	$1.581624	0.000
	2005	$1.338105	$1.375591	0.000
	2004	$1.224207	$1.338105	0.000
	2003	$1.000000	$1.224207	0.000

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.883922	$1.191067	0.000
Subaccount Inception Date May 1, 2001	2008	$1.494647	$0.883922	0.000
	2007	$1.338697	$1.494647	0.000
	2006	$1.370855	$1.338697	0.000
	2005	$1.214502	$1.370855	0.000
	2004	$1.140633	$1.214502	0.000
	2003	$1.000000	$1.140633	0.000

American Funds – Asset Allocation Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989775	$1.007877	0.000

American Funds – Bond Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000896	$0.993587	0.000

American Funds – Growth Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986478	$1.002731	0.000

American Funds – International Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.982909	$0.980247	0.000

American Funds – Growth-Income Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986799	$1.008123	0.000

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.664509	$0.903362	147,066.104
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.664509	63,424.825

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$1.148344	$1.528881	73,447.123
Subaccount Inception Date May 1, 2000	2008	$2.039006	$1.148344	104,622.075
	2007	$1.768828	$2.039006	156,512.468
	2006	$1.615072	$1.768828	0.000
	2005	$1.408730	$1.615072	0.000
	2004	$1.244755	$1.408730	0.000
	2003	$1.000000	$1.244755	0.000

50

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.915494	$1.168624	0.000
Subaccount Inception Date May 1, 2000	2008	$1.629023	$0.915494	0.000
	2007	$1.636867	$1.629023	0.000
	2006	$1.388679	$1.636867	0.000
	2005	$1.338348	$1.388679	0.000
	2004	$1.224303	$1.338348	0.000
	2003	$1.000000	$1.224303	0.000

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.879957	$1.106668	0.000
Subaccount Inception Date May 1, 2001	2008	$1.699387	$0.879957	0.000
	2007	$1.365301	$1.699387	0.000
	2006	$1.303457	$1.365301	0.000
	2005	$1.257037	$1.303457	0.000
	2004	$1.240368	$1.257037	0.000
	2003	$1.000000	$1.240368	0.000

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.429189	$1.962977	87,783.555
Subaccount Inception Date May 1, 2000	2008	$2.408082	$1.429189	113,759.216
	2007	$2.124578	$2.408082	162,534.941
	2006	$1.923135	$2.124578	34,684.412
	2005	$1.657981	$1.923135	38,577.000
	2004	$1.353371	$1.657981	0.000
	2003	$1.000000	$1.353371	0.000

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.924157	$1.427350	19,093.137
Subaccount Inception Date May 1, 2002	2008	$1.930481	$0.924157	20,074.039
	2007	$1.863070	$1.930481	18,346.121
	2006	$1.634008	$1.863070	20,767.366
	2005	$1.623128	$1.634008	21,239.000
	2004	$1.450821	$1.623128	0.000
	2003	$1.000000	$1.450821	0.000

Franklin Income Securities Fund – Class 2	2009	$0.669279	$0.891915	5,756.256
Subaccount Inception Date May 1, 2007	2008	$0.968163	$0.669279	0.000
	2007	$1.000000	$0.968163	0.000

Mutual Shares Securities Fund – Class 2	2009	$0.594697	$0.736718	5,694.253
Subaccount Inception Date May 1, 2007	2008	$0.962219	$0.594697	0.000
	2007	$1.000000	$0.962219	0.000

Templeton Foreign Securities Fund – Class 2	2009	$0.624957	$0.841717	5,058.842
Subaccount Inception Date May 1, 2007	2008	$1.066624	$0.624957	0.000
	2007	$1.000000	$1.066624	0.000

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989970	$1.263591	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989970	0.000

GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988807	$1.003512	0.000

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$1.235923	$1.754503	0.000
Subaccount Inception Date October 9, 2000	2008	$2.240126	$1.235923	0.000
	2007	$1.872445	$2.240126	0.000
	2006	$1.681417	$1.872445	0.000
	2005	$1.527091	$1.681417	0.000
	2004	$1.289799	$1.527091	0.000
	2003	$1.000000	$1.289799	0.000

51

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.849176	$1.146722	1,014.144
Subaccount Inception Date October 9, 2000	2008	$1.565642	$0.849176	0.000
	2007	$1.456794	$1.565642	0.000
	2006	$1.256787	$1.456794	0.000
	2005	$1.211286	$1.256787	0.000
	2004	$1.179152	$1.211286	0.000
	2003	$1.000000	$1.179152	0.000

JPMorgan Insurance Trust Core Bond Portfolio
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.050206	3,917.761

JPMorgan Insurance Trust International Equity Portfolio	2009	$0.933067	$1.415489	0.000
Subaccount Inception Date May 1, 2004	2008	$1.618972	$0.933067	0.000
	2007	$1.506840	$1.618972	0.000
	2006	$1.256269	$1.506840	0.000
	2005	$1.154714	$1.256269	0.000
	2004	$1.000000	$1.154714	0.000

JPMorgan Insurance Trust Mid Cap Value Portfolio	2009	$0.924801	$1.312209	0.000
Subaccount Inception Date May 1, 2004	2008	$1.408937	$0.924801	0.000
	2007	$1.399400	$1.408937	0.000
	2006	$1.218609	$1.399400	0.000
	2005	$1.135295	$1.218609	0.000
	2004	$1.000000	$1.135295	0.000

JPMorgan Insurance Trust Small Cap Core Portfolio	2009	$0.861800	$1.319193	0.000
Subaccount Inception Date May 1, 2004	2008	$1.289373	$0.861800	0.000
	2007	$1.390927	$1.289373	0.000
	2006	$1.230543	$1.390927	0.000
	2005	$1.210664	$1.230543	0.000
	2004	$1.000000	$1.210664	0.000

JPMorgan Insurance Trust U.S. Equity Portfolio
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.348144	0.000

MFS ® New Discovery Series – Service Class	2009	$0.915167	$1.465363	814.316
Subaccount Inception Date May 1, 2002	2008	$1.539771	$0.915167	0.000
	2007	$1.532380	$1.539771	0.000
	2006	$1.380613	$1.532380	0.000
	2005	$1.337418	$1.380613	0.000
	2004	$1.281338	$1.337418	0.000
	2003	$1.000000	$1.281338	0.000

MFS ® Total Return Series – Service Class	2009	$1.052093	$1.217256	0.000
Subaccount Inception Date May 1, 2002	2008	$1.378209	$1.052093	0.000
	2007	$1.349359	$1.378209	0.000
	2006	$1.229937	$1.349359	0.000
	2005	$1.219729	$1.229937	0.000
	2004	$1.117863	$1.219729	0.000
	2003	$1.000000	$1.117863	0.000

MTB Managed Allocation Fund – Moderate Growth II	2009	$0.849972	$1.049389	0.000
Subaccount Inception Date May 1, 2004	2008	$1.219476	$0.849972	0.000
	2007	$1.160938	$1.219476	0.000
	2006	$1.069731	$1.160938	0.000
	2005	$1.046579	$1.069731	0.000
	2004	$1.000000	$1.046579	0.000

52

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class(1)	2009	$0.979362	$1.155764	0.000
Subaccount Inception Date May 1, 2001	2008	$1.576409	$0.979362	0.000
	2007	$1.622239	$1.576409	0.000
	2006	$1.379118	$1.622239	0.000
	2005	$1.347332	$1.379118	0.000
	2004	$1.203525	$1.347332	0.000
	2003	$1.000000	$1.203525	0.000

Transamerica Asset Allocation – Conservative VP – Initial Class	2009	$1.143437	$1.407249	0.000
Subaccount Inception Date May 1, 2002	2008	$1.476193	$1.143437	0.000
	2007	$1.412022	$1.476193	0.000
	2006	$1.312681	$1.412022	0.000
	2005	$1.269781	$1.312681	0.000
	2004	$1.177668	$1.269781	0.000
	2003	$1.000000	$1.177668	0.000

Transamerica Asset Allocation – Growth VP – Initial Class	2009	$1.089959	$1.390625	0.000
Subaccount Inception Date May 1, 2002	2008	$1.837353	$1.089959	0.000
	2007	$1.735116	$1.837353	0.000
	2006	$1.526920	$1.735116	0.000
	2005	$1.384153	$1.526920	0.000
	2004	$1.233465	$1.384153	0.000
	2003	$1.000000	$1.233465	0.000

Transamerica Asset Allocation – Moderate VP – Initial Class	2009	$1.163609	$1.445538	0.000
Subaccount Inception Date May 1, 2002	2008	$1.599309	$1.163609	0.000
	2007	$1.507513	$1.599309	0.000
	2006	$1.375887	$1.507513	0.000
	2005	$1.302907	$1.375887	0.000
	2004	$1.190153	$1.302907	0.000
	2003	$1.000000	$1.190153	0.000

Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2009	$1.140555	$1.436578	0.000
Subaccount Inception Date May 1, 2002	2008	$1.726140	$1.140555	0.000
	2007	$1.629249	$1.726140	0.000
	2006	$1.456226	$1.629249	0.000
	2005	$1.348033	$1.456226	0.000
	2004	$1.208053	$1.348033	0.000
	2003	$1.000000	$1.208053	0.000

Transamerica BlackRock Large Cap Value VP – Initial Class(2)	2009	$1.224811	$1.372151	0.000
Subaccount Inception Date May 1, 2000	2008	$1.885214	$1.224811	0.000
	2007	$1.833356	$1.885214	0.000
	2006	$1.595385	$1.833356	0.000
	2005	$1.400049	$1.595385	0.000
	2004	$1.203821	$1.400049	0.000
	2003	$1.000000	$1.203821	0.000

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.437601	$1.885025	0.000
Subaccount Inception Date May 1, 2002	2008	$2.538833	$1.437601	0.000
	2007	$2.769192	$2.538833	0.000
	2006	$1.980333	$2.769192	0.000
	2005	$1.775643	$1.980333	0.000
	2004	$1.359907	$1.775643	0.000
	2003	$1.000000	$1.359907	0.000

53

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$0.957378	$1.219326	0.000
Subaccount Inception Date May 1, 1997	2008	$1.554995	$0.957378	0.000
	2007	$1.513678	$1.554995	0.000
	2006	$1.335594	$1.513678	0.000
	2005	$1.313472	$1.335594	0.000
	2004	$1.203874	$1.313472	0.000
	2003	$1.000000	$1.203874	0.000

Transamerica Jennison Growth VP – Initial Class(3)	2009	$0.979342	$1.357153	0.000
Subaccount Inception Date December 13, 1996	2008	$1.582015	$0.979342	0.000
	2007	$1.443627	$1.582015	0.000
	2006	$1.440552	$1.443627	0.000
	2005	$1.288084	$1.440552	0.000
	2004	$1.201055	$1.288084	0.000
	2003	$1.000000	$1.201055	0.000

Transamerica Focus VP – Initial Class(4)	2009	$0.986880	$1.240601	0.000
Subaccount Inception Date May 1, 2000	2008	$1.578112	$0.986880	0.000
	2007	$1.589416	$1.578112	0.000
	2006	$1.364040	$1.589416	0.000
	2005	$1.333479	$1.364040	0.000
	2004	$1.243238	$1.333479	0.000
	2003	$1.000000	$1.243238	0.000

Transamerica AEGON High Yield Bond VP – Initial Class(5)	2009	$0.988279	$1.430103	0.000
Subaccount Inception Date June 21, 1999	2008	$1.344417	$0.988279	0.000
	2007	$1.343159	$1.344417	0.000
	2006	$1.231758	$1.343159	0.000
	2005	$1.230936	$1.231758	0.000
	2004	$1.141066	$1.230936	0.000
	2003	$1.000000	$1.141066	0.000

Transamerica MFS International Equity VP – Initial Class	2009	$1.238385	$1.614862	0.000
Subaccount Inception Date May 1, 2001	2008	$1.947390	$1.238385	0.000
	2007	$1.815492	$1.947390	0.000
	2006	$1.500930	$1.815492	0.000
	2005	$1.353054	$1.500930	0.000
	2004	$1.204089	$1.353054	0.000
	2003	$1.000000	$1.204089	0.000

Transamerica Marsico Growth VP – Initial Class(3)	2009	$0.996534	$1.240249	0.000
Subaccount Inception Date May 1, 2000	2008	$1.717168	$0.996534	0.000
	2007	$1.451258	$1.717168	0.000
	2006	$1.401443	$1.451258	0.000
	2005	$1.313185	$1.401443	0.000
	2004	$1.190396	$1.313185	0.000
	2003	$1.000000	$1.190396	0.000

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.118307	$1.275313	0.000
Subaccount Inception Date May 1, 2002	2008	$1.170620	$1.118307	0.000
	2007	$1.093366	$1.170620	0.000
	2006	$1.067500	$1.093366	0.000
	2005	$1.061411	$1.067500	0.000
	2004	$1.033571	$1.061411	0.000
	2003	$1.000000	$1.033571	0.000

54

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2009	$1.017243	$1.253883	0.000
Subaccount Inception Date June 28, 1995	2008	$1.616648	$1.017243	0.000
	2007	$1.592265	$1.616648	0.000
	2006	$1.361817	$1.592265	0.000
	2005	$1.330906	$1.361817	0.000
	2004	$1.179524	$1.330906	0.000
	2003	$1.000000	$1.179524	0.000

Transamerica T. Rowe Price Growth Stock VP – Initial Class(3)	2009	$0.939976	$1.323939	0.000
Subaccount Inception Date April 28, 1995	2008	$1.659973	$0.939976	0.000
	2007	$1.536848	$1.659973	0.000
	2006	$1.379123	$1.536848	0.000
	2005	$1.321746	$1.379123	0.000
	2004	$1.224267	$1.321746	0.000
	2003	$1.000000	$1.224267	0.000

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$1.081864	$1.474759	0.000
Subaccount Inception Date May 1, 2000	2008	$1.726938	$1.081864	0.000
	2007	$1.603251	$1.726938	0.000
	2006	$1.574749	$1.603251	0.000
	2005	$1.448541	$1.574749	0.000
	2004	$1.335517	$1.448541	0.000
	2003	$1.000000	$1.335517	0.000

Transamerica Templeton Global VP - Initial Class	2009	$0.981810	$1.238203	0.000
Subaccount Inception Date May 1, 2000	2008	$1.773702	$0.981810	0.000
	2007	$1.566139	$1.773702	0.000
	2006	$1.341412	$1.566139	0.000
	2005	$1.269968	$1.341412	0.000
	2004	$1.180561	$1.269968	0.000
	2003	$1.000000	$1.180561	0.000

Transamerica Balanced VP – Initial Class(6)	2009	$1.014594	$1.259369	0.000
Subaccount Inception Date May 1, 2002	2008	$1.527268	$1.014594	0.000
	2007	$1.368009	$1.527268	0.000
	2006	$1.275489	$1.368009	0.000
	2005	$1.202024	$1.275489	0.000
	2004	$1.100357	$1.202024	0.000
	2003	$1.000000	$1.100357	0.000

Transamerica Convertible Securities VP – Initial Class	2009	$1.059163	$1.366743	0.000
Subaccount Inception Date May 1, 2002	2008	$1.707315	$1.059163	0.000
	2007	$1.464452	$1.707315	0.000
	2006	$1.343575	$1.464452	0.000
	2005	$1.315921	$1.343575	0.000
	2004	$1.183098	$1.315921	0.000
	2003	$1.000000	$1.183098	0.000

Transamerica WMC Diversified Growth VP – Initial Class(7)	2009	$1.037753	$1.317666	0.000
Subaccount Inception Date May 1, 2000	2008	$1.955782	$1.037753	0.000
	2007	$1.711474	$1.955782	0.000
	2006	$1.601768	$1.711474	0.000
	2005	$1.398461	$1.601768	0.000
	2004	$1.228774	$1.398461	0.000
	2003	$1.000000	$1.228774	0.000

55

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Growth Opportunities VP – Initial Class	2009	$1.203314	$1.618535	0.000
Subaccount Inception Date May 1, 2001	2008	$2.072094	$1.203314	0.000
	2007	$1.713077	$2.072094	0.000
	2006	$1.658363	$1.713077	0.000
	2005	$1.451701	$1.658363	0.000
	2004	$1.266571	$1.451701	0.000
	2003	$1.000000	$1.266571	0.000

Transamerica Money Market VP – Initial Class	2009	$1.062768	$1.045822	0.000
Subaccount Inception Date January 1, 1995	2008	$1.056145	$1.062768	0.000
	2007	$1.023273	$1.056145	0.000
	2006	$0.994099	$1.023273	0.000
	2005	$0.983100	$0.994099	0.000
	2004	$0.990402	$0.983100	0.000
	2003	$1.000000	$0.990402	0.000

Transamerica Science & Technology VP – Initial Class(8)	2009	$0.938301	$1.454869	0.000
Subaccount Inception Date May 1, 2001	2008	$1.857390	$0.938301	0.000
	2007	$1.423725	$1.857390	0.000
	2006	$1.434165	$1.423725	0.000
	2005	$1.429720	$1.434165	0.000
	2004	$1.346290	$1.429720	0.000
	2003	$1.000000	$1.346290	0.000

Transamerica U.S. Government Securities VP – Initial Class	2009	$1.162275	$1.193328	0.000
Subaccount Inception Date June 16, 1995	2008	$1.098507	$1.162275	0.000
	2007	$1.054083	$1.098507	0.000
	2006	$1.038511	$1.054083	0.000
	2005	$1.033585	$1.038511	0.000
	2004	$1.018170	$1.033585	0.000
	2003	$1.000000	$1.018170	0.000

Transamerica Morgan Stanley Active International Allocation VP – Initial Class(9)	2009	$1.359383	$1.681793	0.000
Subaccount Inception Date January 1, 1995	2008	$2.261454	$1.359383	0.000
	2007	$1.990629	$2.261454	0.000
	2006	$1.639880	$1.990629	0.000
	2005	$1.466280	$1.639880	0.000
	2004	$1.285755	$1.466280	0.000
	2003	$1.000000	$1.285755	0.000

Transamerica Multi Managed Large Cap Core VP – Initial Class(10)	2009	$0.903658	$1.291416	0.000
Subaccount Inception Date January 1, 1995	2008	$1.587694	$0.903658	0.000
	2007	$1.478850	$1.587694	0.000
	2006	$1.363739	$1.478850	0.000
	2005	$1.268142	$1.363739	0.000
	2004	$1.144444	$1.268142	0.000
	2003	$1.000000	$1.144444	0.000

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(11)	2009	$0.915181	$1.444146	0.000
Subaccount Inception Date May 1, 2001	2008	$1.733878	$0.915181	0.000
	2007	$1.439923	$1.733878	0.000
	2006	$1.333014	$1.439923	0.000
	2005	$1.261063	$1.333014	0.000
	2004	$1.197654	$1.261063	0.000
	2003	$1.000000	$1.197654	0.000

56

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class(1)	2009	$0.776339	$0.917970	0.000
Subaccount Inception Date May 1, 2001	2008	$1.247137	$0.776339	0.000
	2007	$1.280857	$1.247137	0.000
	2006	$1.086762	$1.280857	0.000
	2005	$1.059628	$1.086762	0.000
	2004	$0.944663	$1.059628	0.000
	2003	$0.744847	$0.944663	4,902.8259
	2002	$0.938285	$0.744847	5,905.982
	2001	$1.000000	$0.938285	5,911.128

Transamerica Asset Allocation – Conservative VP – Initial Class	2009	$1.063539	$1.311504	0.000
Subaccount Inception Date May 1, 2002	2008	$1.370333	$1.063539	0.000
	2007	$1.308178	$1.370333	0.000
	2006	$1.213762	$1.308178	0.000
	2005	$1.171794	$1.213762	0.000
	2004	$1.084641	$1.171794	40,883.000
	2003	$0.896108	$1.084641	0.000
	2002	$1.000000	$0.896108	100.000

Transamerica Asset Allocation – Growth VP – Initial Class	2009	$0.924844	$1.182285	0.000
Subaccount Inception Date May 1, 2002	2008	$1.555945	$0.924844	0.000
	2007	$1.466466	$1.555945	9,622.196
	2006	$1.287977	$1.466466	39,311.453
	2005	$1.165251	$1.287977	32,684.000
	2004	$1.036347	$1.165251	38,724.000
	2003	$0.804600	$1.036347	32,495.131
	2002	$1.000000	$0.804600	100.000

Transamerica Asset Allocation – Moderate VP – Initial Class	2009	$1.053395	$1.311197	0.000
Subaccount Inception Date May 1, 2002	2008	$1.444964	$1.053395	0.000
	2007	$1.359333	$1.444964	31,630.893
	2006	$1.238214	$1.359333	136,777.526
	2005	$1.170234	$1.238214	83,529.000
	2004	$1.034952	$1.170234	41,496.000
	2003	$0.867636	$1.034952	0.000
	2002	$1.000000	$0.867636	100.000

Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2009	$1.001893	$1.264418	0.000
Subaccount Inception Date May 1, 2002	2008	$1.513286	$1.001893	71,750.028
	2007	$1.425519	$1.513286	85,063.297
	2006	$1.271629	$1.425519	161,164.112
	2005	$1.174845	$1.271629	132,153.000
	2004	$1.050773	$1.174845	332,504.000
	2003	$0.839081	$1.050773	3,283.334
	2002	$1.000000	$0.839081	100.000

Transamerica International Moderate Growth VP – Service Class	2009	$0.690284	$0.879106	0.000
Subaccount Inception Date May 1, 2006	2008	$1.100802	$0.690284	0.000
	2007	$1.000000	$1.100802	0.000

Transamerica BlackRock Large Cap Value VP – Initial Class(1)(2)	2009	$1.159255	$1.301266	0.000
Subaccount Inception Date May 1, 2000	2008	$1.780789	$1.159255	42,242.150
	2007	$1.728379	$1.780789	79,788.520
	2006	$1.501085	$1.728379	79,469.649
	2005	$1.314713	$1.501085	92,884.000
	2004	$1.128224	$1.314713	110,741.000
	2003	$0.882787	$1.128224	34,223.474
	2002	$1.044981	$0.882787	45,275.931
	2001	$1.080814	$1.044981	42,812.150
	2000	$1.000000	$1.080814	2,959.117

57

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.326025	$1.742145	0.000
Subaccount Inception Date May 1, 2002	2008	$2.337148	$1.326025	0.000
	2007	$2.544168	$2.337148	0.000
	2006	$1.815856	$2.544168	3,615.514
	2005	$1.624970	$1.815856	8,740.000
	2004	$1.242059	$1.624970	5,698.000
	2003	$0.929213	$1.242059	4,732.749
	2002	$1.000000	$0.929213	5,175.844

Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$1.054397	$1.345531	0.000
Subaccount Inception Date May 2, 1997	2008	$1.709194	$1.054397	4,133.093
	2007	$1.660482	$1.709194	10,809.902
	2006	$1.462270	$1.660482	78,058.928
	2005	$1.435224	$1.462270	243,534.000
	2004	$1.312864	$1.435224	574,166.000
	2003	$1.033936	$1.312864	586,841.706
	2002	$1.392379	$1.033936	596,773.529
	2001	$1.606561	$1.392379	631,443.266
	2000	$1.831468	$1.606561	721,520.270

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985157	$1.029587	0.000

Transamerica Jennison Growth VP – Initial Class(3)	2009	$0.614465	$0.853189	0.000
Subaccount Inception Date December 13, 1996	2008	$0.990644	$0.614465	0.000
	2007	$0.902202	$0.990644	14,151.490
	2006	$0.898512	$0.902202	74,404.749
	2005	$0.801842	$0.898512	109,558.000
	2004	$0.746188	$0.801842	154,323.000
	2003	$0.588432	$0.746188	176,980.062
	2002	$0.862821	$0.588432	192,044.741
	2001	$1.075789	$0.862821	195,738.642
	2000	$1.235481	$1.075789	178,461.289

Transamerica Focus VP – Initial Class(4)	2009	$0.820246	$1.033151	67,772.534
Subaccount Inception Date May 1, 2000	2008	$1.309050	$0.820246	67,772.534
	2007	$1.315813	$1.309050	91,868.380
	2006	$1.127017	$1.315813	112,485.859
	2005	$1.099598	$1.127017	133,953.000
	2004	$1.023166	$1.099598	138,137.000
	2003	$0.768775	$1.023166	138,158.302
	2002	$1.036993	$0.768775	51,542.560
	2001	$1.031639	$1.036993	51,746.986
	2000	$1.000000	$1.031639	19,865.045

Transamerica AEGON High Yield Bond VP – Initial Class(5)	2009	$0.973401	$1.411341	0.000
Subaccount Inception Date June 21, 1999	2008	$1.321554	$0.973401	25,745.708
	2007	$1.317726	$1.321554	34,040.839
	2006	$1.206061	$1.317726	84,234.967
	2005	$1.202886	$1.206061	102,161.000
	2004	$1.112877	$1.202886	123,393.000
	2003	$0.959844	$1.112877	205,467.040
	2002	$0.954934	$0.959844	178,894.560
	2001	$0.934479	$0.954934	65,342.576
	2000	$1.000739	$0.934479	40,339.546

58

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS International Equity VP – Initial Class	2009	$0.819162	$1.070292	0.000
Subaccount Inception Date May 1, 2001	2008	$1.285611	$0.819162	0.000
	2007	$1.196166	$1.285611	0.000
	2006	$0.986968	$1.196166	3,029.398
	2005	$0.887981	$0.986968	0.000
	2004	$0.788649	$0.887981	1,477.000
	2003	$0.639197	$0.788649	1,487.8205
	2002	$0.832379	$0.639197	999.092
	2001	$1.000000	$0.832379	1,000.000

Transamerica Marsico Growth VP – Initial Class(3)	2009	$0.593434	$0.740020	0.000
Subaccount Inception Date May 1, 2000	2008	$1.020546	$0.593434	0.000
	2007	$0.860803	$1.020546	27,610.299
	2006	$0.829621	$0.860803	98,665.528
	2005	$0.775852	$0.829621	146,109.000
	2004	$0.701926	$0.775852	89,046.000
	2003	$0.564189	$0.701926	63,050.610
	2002	$0.774069	$0.564189	123,295.390
	2001	$0.915132	$0.774069	123,301.237
	2000	$1.000000	$0.915132	41,944.014

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.186501	$1.355748	0.000
Subaccount Inception Date May 1, 2002	2008	$1.239554	$1.186501	29,603.304
	2007	$1.155465	$1.239554	33,314.070
	2006	$1.125921	$1.155465	135,212.393
	2005	$1.117299	$1.125921	125,480.000
	2004	$1.085852	$1.117299	85,684.000
	2003	$1.051137	$1.085852	106,038.954
	2002	$1.000000	$1.051137	92,820.703

Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2009	$2.160526	$2.668404	0.000
Subaccount Inception Date June 28, 1995	2008	$3.426833	$2.160526	987.587
	2007	$3.368488	$3.426833	61,824.168
	2006	$2.875334	$3.368488	125,121.853
	2005	$2.804550	$2.875334	264,933.000
	2004	$2.480657	$2.804550	437,391.000
	2003	$2.005805	$2.480657	580,177.178
	2002	$2.336285	$2.005805	565,018.340
	2001	$2.322307	$2.336285	556,085.801
	2000	$2.099660	$2.322307	444,498.428

Transamerica T. Rowe Price Growth Stock VP – Initial Class(3)	2009	$2.050103	$2.893208	0.000
Subaccount Inception Date April 28, 1995	2008	$3.613265	$2.050103	0.000
	2007	$3.338650	$3.613265	4,561.367
	2006	$2.990128	$3.338650	76,203.491
	2005	$2.860098	$2.990128	163,608.000
	2004	$2.643952	$2.860098	484,661.000
	2003	$2.053295	$2.643952	654,455.626
	2002	$2.701515	$2.053295	672,750.277
	2001	$3.049975	$2.701515	765,900.531
	2000	$3.112902	$3.049975	521,078.691

59

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.614725	$0.839620	0.0000
Subaccount Inception Date May 1, 2000	2008	$0.979320	$0.614725	18,972.174
	2007	$0.907388	$0.979320	36,939.887
	2006	$0.889508	$0.907388	77,541.168
	2005	$0.816617	$0.889508	117,453.000
	2004	$0.751414	$0.816617	118,312.000
	2003	$0.543474	$0.751414	123,785.556
	2002	$0.759675	$0.543474	127,664.408
	2001	$0.854538	$0.759675	88,894.568
	2000	$1.000000	$0.854538	21,134.126

Transamerica Templeton Global VP – Initial Class	2009	$0.436949	$0.552142	0.000
Subaccount Inception Date May 1, 2000	2008	$0.787816	$0.436949	0.000
	2007	$0.694258	$0.787816	0.000
	2006	$0.593475	$0.694258	156,903.517
	2005	$0.560767	$0.593475	309,293.000
	2004	$0.750221	$0.560767	179,177.000
	2003	$0.601160	$0.750221	0.000
	2002	$0.777811	$0.601160	998.103
	2001	$0.949871	$0.777811	999.010
	2000	$1.000000	$0.949871	1,000.000

Transamerica Balanced VP – Initial Class(6)	2009	$0.980965	$1.220025	0.000
Subaccount Inception Date May 1, 2002	2008	$1.473732	$0.980965	0.000
	2007	$1.317444	$1.473732	0.000
	2006	$1.225959	$1.317444	0.000
	2005	$1.153085	$1.225959	0.000
	2004	$1.053487	$1.153085	0.000
	2003	$0.939281	$1.053487	0.000
	2002	$1.000000	$0.939281	100.000

Transamerica Convertible Securities VP – Initial Class	2009	$1.015596	$1.313104	0.000
Subaccount Inception Date May 1, 2002	2008	$1.633852	$1.015596	0.000
	2007	$1.398675	$1.633852	0.000
	2006	$1.280730	$1.398675	4,423.502
	2005	$1.251920	$1.280730	9,340.000
	2004	$1.123331	$1.251920	5,012.000
	2003	$0.922464	$1.123331	2,512.159
	2002	$1.000000	$0.922464	2,777.402

Transamerica WMC Diversified Growth VP – Initial Class(7)	2009	$0.568132	$0.722797	102,307.089
Subaccount Inception Date May 1, 2000	2008	$1.068609	$0.568132	121,498.692
	2007	$0.933273	$1.068609	461,421.678
	2006	$0.871749	$0.933273	1,003,887.968
	2005	$0.759605	$0.871749	398,346.000
	2004	$0.666113	$0.759605	408,335.000
	2003	$0.515473	$0.666113	254,511.478
	2002	$0.673200	$0.515473	255,531.386
	2001	$0.830010	$0.673200	248,639.622
	2000	$1.000000	$0.830010	49,791.821

Transamerica Growth Opportunities VP – Initial Class	2009	$1.157540	$1.560037	0.000
Subaccount Inception Date May 2, 2001	2008	$1.989318	$1.157540	9,423.424
	2007	$1.641388	$1.989318	27,588.362
	2006	$1.585850	$1.641388	28,705.306
	2005	$1.385505	$1.585850	30,285.000
	2004	$1.206431	$1.385505	31,529.000
	2003	$0.933700	$1.206431	3,005.147
	2002	$1.106551	$0.933700	6,545.703
	2001	$1.000000	$1.106551	1,000.000

60

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Money Market VP – Initial Class	2009	$1.457374	$1.436968	0.000
Subaccount Inception Date January 1, 1995	2008	$1.445445	$1.457374	4,114.548
	2007	$1.397684	$1.445445	34,051.182
	2006	$1.355166	$1.397684	289,507.786
	2005	$1.337543	$1.355166	76,191.000
	2004	$1.344809	$1.337543	423,958.000
	2003	$1.000000	$1.344809	421,796.751

Transamerica Science & Technology VP – Initial Class(8)	2009	$0.492975	$0.765878	0.000
Subaccount Inception Date May 1, 2001	2008	$0.973915	$0.492975	0.000
	2007	$0.745053	$0.973915	0.000
	2006	$0.749053	$0.745053	70,772.686
	2005	$0.745263	$0.749053	70,773.000
	2004	$0.471165	$0.745263	70,773.000
	2003	$0.471165	$0.471165	0.000
	2002	$0.773226	$0.471165	999.094
	2001	$1.000000	$0.773226	1,000.000

Transamerica Small/Mid Cap Value VP – Initial Class	2009	$3.755780	$5.296667	0.000
Subaccount Inception Date January 1, 1995	2008	$6.450269	$3.755780	0.000
	2007	$5.251546	$6.450269	39,952.625
	2006	$4.517208	$5.251546	109,775.447
	2005	$4.039241	$4.517208	195,167.000
	2004	$3.525694	$4.039241	254,823.000
	2003	$1.876147	$3.525694	267,854.289
	2002	$3.147350	$1.876147	296,499.187
	2001	$2.481941	$3.147350	298,122.905
	2000	$2.270110	$2.481941	222,186.842

Transamerica U.S. Government Securities VP – Initial Class	2009	$1.713214	$1.762437	0.000
Subaccount Inception Date June 16, 1995	2008	$1.616019	$1.713214	52,430.697
	2007	$1.547592	$1.616019	75,102.063
	2006	$1.521732	$1.547592	293,195.333
	2005	$1.511541	$1.521732	438,544.000
	2004	$1.486055	$1.511541	579,358.000
	2003	$1.465892	$1.486055	816,380.283
	2002	$1.406799	$1.465892	894,347.207
	2001	$1.359434	$1.406799	424,671.372
	2000	$1.253119	$1.359434	352,869.442

Transamerica Morgan Stanley Active International Allocation VP – Initial Class(9)	2009	$1.389689	$1.722687	0.000
Subaccount Inception Date January 1, 1995	2008	$2.307306	$1.389689	0.000
	2007	$2.026974	$2.307306	18,587.674
	2006	$1.666550	$2.026974	86,712.119
	2005	$1.487198	$1.666550	155,637.000
	2004	$1.301525	$1.487198	226,175.000
	2003	$0.995170	$1.301525	331,430.212
	2002	$1.217188	$0.995170	343,155.992
	2001	$1.604565	$1.217188	394,641.026
	2000	$1.993345	$1.604565	286,553.696

61

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Multi Managed Large Cap Core VP – Initial Class(10)	2009	$2.089912	$2.992576	0.000
Subaccount Inception Date January 1, 1995	2008	$3.664610	$2.089912	0.000
	2007	$3.406631	$3.664610	5,685.873
	2006	$3.135303	$3.406631	71,103.545
	2005	$2.909800	$3.135303	105,820.000
	2004	$2.620788	$2.909800	202,899.000
	2003	$2.197980	$2.620788	228,163.426
	2002	$2.669327	$2.197980	278,147.691
	2001	$2.916927	$2.669327	303,649.088
	2000	$3.148754	$2.916927	220,450.321

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(11)	2009	$0.516977	$0.817385	0.000
Subaccount Inception Date May 1, 2001	2008	$0.977513	$0.516977	0.000
	2007	$0.810185	$0.977513	0.000
	2006	$0.748559	$0.810185	0.000
	2005	$0.706779	$0.748559	0.000
	2004	$0.669908	$0.706779	0.000
	2003	$0.530826	$0.669908	0.000
	2002	$0.805310	$0.530826	999.090
	2001	$1.000000	$0.805310	1,000.000

Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.592358	$0.861770	0.000
Subaccount Inception Date May 1, 2002	2008	$1.250803	$0.592358	0.000
	2007	$1.253207	$1.250803	0.000
	2006	$1.126766	$1.253207	679.678
	2005	$1.085273	$1.126766	694.000
	2004	$0.994356	$1.085273	708.000
	2003	$0.757548	$0.994356	0.000
	2002	$1.000000	$0.757548	100.000

Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.732952	$0.871300	0.000
Subaccount Inception Date May 1, 2002	2008	$1.297388	$0.732952	0.000
	2007	$1.179248	$1.297388	0.000
	2006	$1.129078	$1.179248	0.000
	2005	$1.055944	$1.129078	24,590.000
	2004	$1.008489	$1.055944	24,590.000
	2003	$0.792764	$1.008489	23,333.109
	2002	$1.000000	$0.792764	100.000

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.722264	$0.855967	0.000
Subaccount Inception Date May 1, 2001	2008	$1.236841	$0.722264	7,637.504
	2007	$1.197896	$1.236841	7,637.504
	2006	$1.039808	$1.197896	8,373.555
	2005	$1.009478	$1.039808	8,389.000
	2004	$0.921732	$1.009478	15,028.000
	2003	$0.708109	$0.921732	19,191.425
	2002	$0.925071	$0.708109	30,618.120
	2001	$1.000000	$0.925071	53,456.320

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.553250	$0.746965	0.000
Subaccount Inception Date May 1, 2001	2008	$0.933656	$0.553250	0.000
	2007	$0.834587	$0.933656	19,154.910
	2006	$0.852963	$0.834587	0.000
	2005	$0.754200	$0.852963	0.000
	2004	$0.706925	$0.754200	0.000
	2003	$0.581903	$0.706925	0.000
	2002	$0.854462	$0.581903	999.096
	2001	$1.000000	$0.854462	1,000.000

62

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$0.993363	$1.003130	0.000

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999958	$1.024147	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999958	$0.998190	0.000

Transamerica Index 50 VP – Service Class
Subaccount Inception Date May 1, 2008	2009	$0.991642	$0.996117	0.000

Transamerica Index 75 VP – Service Class
Subaccount Inception Date May 1, 2008	2009	$0.988772	$0.999308	0.000

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$0.831633	$1.109404	0.000
Subaccount Inception Date May 1, 2000	2008	$1.473743	$0.831633	0.000
	2007	$1.275926	$1.473743	0.000
	2006	$1.162724	$1.275926	138,255.508
	2005	$1.012189	$1.162724	141,013.000
	2004	$0.892604	$1.012189	207,607.000
	2003	$0.707070	$0.892604	220,564.467
	2002	$0.794319	$0.707070	225,339.200
	2001	$0.921627	$0.794319	298,213.600
	2000	$1.000000	$0.921627	230,856.696

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.797426	$1.019922	0.000
Subaccount Inception Date May 1, 2000	2008	$1.416129	$0.797426	0.000
	2007	$1.420132	$1.416129	127,556.563
	2006	$1.202448	$1.420132	153,827.312
	2005	$1.156611	$1.202448	194,000.000
	2004	$1.055967	$1.156611	216,125.000
	2003	$0.824682	$1.055967	379,246.635
	2002	$1.010868	$0.824682	501,488.585
	2001	$1.083236	$1.010868	501,313.980
	2000	$1.000000	$1.083236	45,762.072

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.556480	$0.701231	0.000
Subaccount Inception Date May 1, 2001	2008	$1.072563	$0.556480	0.000
	2007	$0.860003	$1.072563	0.000
	2006	$.0819443	$0.860003	0.000
	2005	$0.788705	$.0819443	13,049.000
	2004	$0.776712	$0.788705	20,836.000
	2003	$0.595094	$0.776712	20,864.670
	2002	$0.867001	$0.595094	9,262.178
	2001	$1.000000	$0.867001	1,000.000

Fidelity VIP Growth Opportunities Portfolio – Service Class 2	2009	$0.434570	$0.622473	0.000
Subaccount Inception Date May 1, 2000	2008	$0.983762	$0.434570	0.000
	2007	$0.812890	$0.983762	10,694.628
	2006	$0.785264	$0.812890	51,420.936
	2005	$0.733732	$0.785264	52,368.000
	2004	$0.697106	$0.733732	52,433.000
	2003	$0.547049	$0.697106	52,506.135
	2002	$0.712295	$0.547049	49,750.455
	2001	$0.847487	$0.712295	82,395.506
	2000	$1.000000	$0.847487	50,247.247

63

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.360897	$1.872854	0.000
Subaccount Inception Date May 1, 2000	2008	$2.288481	$1.360897	0.000
	2007	$2.015076	$2.288481	25,304.544
	2006	$1.820440	$2.015076	161,824.340
	2005	$1.566373	$1.820440	213,673.000
	2004	$1.276074	$1.566373	240,877.000
	2003	$0.937298	$1.276074	315,275.186
	2002	$1.057890	$0.937298	316,407.900
	2001	$1.113532	$1.057890	329,109.539
	2000	$1.000000	$1.113532	234,192.708

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.745622	$1.153874	0.000
Subaccount Inception Date May 1, 2002	2008	$1.554448	$0.745622	0.000
	2007	$1.497211	$1.554448	3,263.674
	2006	$1.310560	$1.497211	3263.674
	2005	$1.299278	$1.310560	3,264.000
	2004	$1.159068	$1.299278	3,527.000
	2003	$0.747954	$1.159068	5,154.947
	2002	$1.000000	$0.747954	5,983.176

Franklin Income Securities Fund – Class 2	2009	$0.671488	$0.896617	0.000
Subaccount Inception Date May 1, 2007	2008	$0.969437	$0.671488	0.000
	2007	$1.000000	$0.969437	0.000

Mutual Shares Securities Fund – Class 2	2009	$0.596665	$0.740603	0.000
Subaccount Inception Date May 1, 2007	2008	$0.963492	$0.596665	0.000
	2007	$1.000000	$0.963492	0.000

Templeton Foreign Securities Fund – Class 2	2009	$0.627021	$0.846164	0.000
Subaccount Inception Date May 1, 2007	2008	$1.068021	$0.627021	0.000
	2007	$1.000000	$1.068021	0.000

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$0.399149	$0.567737	0.000
Subaccount Inception Date October 9, 2000	2008	$0.722030	$0.399149	0.000
	2007	$0.602328	$0.722030	0.000
	2006	$0.539817	$0.602328	8,388.657
	2005	$0.489306	$0.539817	0.000
	2004	$0.412456	$0.489306	0.000
	2003	$0.310792	$0.412456	60,249.305
	2002	$0.439076	$0.310792	85,796.948
	2001	$0.738193	$0.439076	33,895.136
	2000	$1.000000	$0.738193	5,266.187

Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares	2009	$1.007811	$1.319144	0.000
Subaccount Inception Date October 9, 2000	2008	$1.419475	$1.007811	0.000
	2007	$1.345127	$1.419475	2,699.006
	2006	$1.187087	$1.345127	2,775.100
	2005	$1.095813	$1.187087	3,471.000
	2004	$0.944696	$1.095813	10,137.000
	2003	$0.679339	$0.944696	10,146.701
	2002	$0.900877	$0.679339	36,913.674
	2001	$0.998590	$0.900877	71,562.862
	2000	$1.000000	$0.998590	27,363.900

64

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.438223	$0.592948	0.000
Subaccount Inception Date October 9, 2000	2008	$0.806356	$0.438223	0.000
	2007	$0.748812	$0.806356	118,134.496
	2006	$0.644742	$0.748812	118,332.390
	2005	$0.620178	$0.644742	139,196.000
	2004	$0.602539	$0.620178	139,208.000
	2003	$0.494711	$0.602539	203,633.664
	2002	$0.676228	$0.494711	207,743.633
	2001	$0.887518	$0.676228	264,617.810
	2000	$1.000000	$0.887518	6,571.469

JPMorgan Insurance Trust Core Bond Portfolio
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.051645	0.000

JPMorgan Insurance Trust U.S. Equity Portfolio
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.349978	0.000

JPMorgan Insurance Trust International Equity Portfolio	2009	$0.941689	$1.417375	0.000
Subaccount Inception Date May 1, 2004	2008	$1.630699	$0.941689	16,396.659
	2007	$1.514759	$1.630699	26,454.447
	2006	$1.260387	$1.514759	20,445.927
	2005	$1.156226	$1.260387	0.000
	2004	$1.000000	$1.156226	0.000

JPMorgan Insurance Trust Mid Cap Value Portfolio	2009	$0.933357	$1.312209	0.000
Subaccount Inception Date May 1, 2004	2008	$1.419152	$0.933357	0.000
	2007	$1.406752	$1.419152	0.000
	2006	$1.222610	$1.406752	0.000
	2005	$1.136777	$1.222610	44,062.000
	2004	$1.000000	$1.136777	40,636.000

JPMorgan Insurance Trust Small Cap Core Portfolio	2009	$0.869766	$1.320946	0.000
Subaccount Inception Date May 1, 2004	2008	$1.298715	$0.869766	0.000
	2007	$1.398231	$1.298715	0.000
	2006	$1.234577	$1.398231	2,734.275
	2005	$1.212243	$1.234577	45,639.000
	2004	$1.000000	$1.212243	705.000

MFS ® New Discovery Series – Service Class	2009	$0.707617	$1.135251	0.000
Subaccount Inception Date May 1, 2002	2008	$1.188222	$0.707617	0.000
	2007	$1.180187	$1.188222	0.000
	2006	$1.061215	$1.180187	0.000
	2005	$1.025998	$1.061215	0.000
	2004	$0.981034	$1.025998	0.000
	2003	$0.746621	$0.981034	0.000
	2002	$1.000000	$0.746621	2,386.729

MFS ® Total Return Series – Service Class	2009	$0.995840	$1.154449	0.000
Subaccount Inception Date May 1, 2002	2008	$1.301938	$0.995840	0.000
	2007	$1.272166	$1.301938	4,671.212
	2006	$1.157309	$1.272166	61,079.969
	2005	$1.145445	$1.157309	105,679.000
	2004	$1.047708	$1.145445	61,788.000
	2003	$0.917149	$1.047708	44,773.421
	2002	$1.000000	$0.917149	613.568

65

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MTB Managed Allocation Fund – Moderate Growth II	2009	$0.857837	$1.061179	0.000
Subaccount Inception Date May 1, 2004	2008	$1.228319	$0.857837	0.000
	2007	$1.167044	$1.228319	0.000
	2006	$1.073249	$1.167044	0.000
	2005	$1.047956	$1.073249	0.000
	2004	$1.000000	$1.047956	0.000

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class(1)	2009	$0.862561	$1.019599	26,702.914
Subaccount Inception Date May 1, 2001	2008	$1.390136	$0.862561	0.000
	2007	$1.429446	$1.390136	0.000
	2006	$1.214068	$1.429446	0.000
	2005	$1.186172	$1.214068	0.000
	2004	$1.059204	$1.186172	0.000
	2003	$1.000000	$1.059204	0.000

Transamerica Asset Allocation – Conservative VP – Service Class	2009	$1.004849	$1.237147	1,080,285.699
Subaccount Inception Date May 1, 2002	2008	$1.297074	$1.004849	356,345.213
	2007	$1.239782	$1.297074	15,750.687
	2006	$1.152354	$1.239782	15,761.702
	2005	$1.113257	$1.152354	15,774.000
	2004	$1.031961	$1.113257	98,943.000
	2003	$1.000000	$1.031961	0.000

Transamerica Asset Allocation – Growth VP – Service Class	2009	$0.928202	$1.185233	227,260.883
Subaccount Inception Date May 1, 2002	2008	$1.563178	$0.928202	29,894.454
	2007	$1.474838	$1.563178	0.000
	2006	$1.297880	$1.474838	0.000
	2005	$1.176385	$1.297880	0.000
	2004	$1.047801	$1.176385	0.000
	2003	$1.000000	$1.047801	0.000

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$1.014235	$1.261663	3,466,137.100
Subaccount Inception Date May 1, 2002	2008	$1.394203	$1.014235	2,131,072.926
	2007	$1.312981	$1.394203	1,316,890.940
	2006	$1.197677	$1.312981	825,340.444
	2005	$1.134146	$1.197677	1,228,863.000
	2004	$1.035436	$1.134146	0.000
	2003	$1.000000	$1.035436	0.000

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$0.985945	$1.242720	6,633,600.123
Subaccount Inception Date May 1, 2002	2008	$1.491253	$0.985945	4,883,318.597
	2007	$1.406666	$1.491253	2,336,684.927
	2006	$1.256844	$1.406666	1,609,348.361
	2005	$1.162203	$1.256844	114,999.000
	2004	$1.007477	$1.162203	0.000
	2003	$1.000000	$1.041976	0.000

Transamerica International Moderate Growth VP – Service Class	2009	$0.692094	$0.882282	950,986.436
Subaccount Inception Date May 1, 2006	2008	$1.102600	$0.692094	389,646.651
	2007	$1.031107	$1.102600	94,551.850
	2006	$1.000000	$1.031107	39,601.397

66

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$1.104513	$1.238030	67,413.183
Subaccount Inception Date May 1, 2000	2008	$1.699516	$1.104513	39,953.762
	2007	$1.652436	$1.699516	68,353.600
	2006	$1.437423	$1.652436	70,869.162
	2005	$1.259988	$1.437423	19,483.000
	2004	$1.083322	$1.259988	0.000
	2003	$1.000000	$1.083322	0.000

Transamerica BlackRock Global Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.203581	444,979.141

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.207351	225,934.181

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990718	$1.009379	4,980.309

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995073	$0.983667	0.000

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988972	$1.006537	1,490.258

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986576	$0.985894	9,688.428

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998164	$1.020733	0.000

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997270	$1.022483	0.000

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996402	$1.021402	0.000

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999961	$1.003739	2,490.687

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.139947	$1.494522	128,093.284
Subaccount Inception Date May 1, 2002	2008	$2.011267	$1.139947	72,663.786
	2007	$2.192002	$2.011267	117,246.778
	2006	$1.566920	$2.192002	121,511.890
	2005	$1.404441	$1.566920	122,986.000
	2004	$1.075386	$1.404441	0.000
	2003	$1.000000	$1.075386	0.000

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.842671	$1.074129	0.000
Subaccount Inception Date May 2, 1997	2008	$1.368371	$0.842671	0.000
	2007	$1.331057	$1.368371	0.000
	2006	$1.174551	$1.331057	0.000
	2005	$1.154615	$1.174551	0.000
	2004	$1.058113	$1.154615	0.000
	2003	$1.000000	$1.058113	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985159	$1.029707	1,942.300

67

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Jennison Growth VP– Service Class(3)	2009	$0.842210	$1.167968	32,731.194
Subaccount Inception Date December 13, 1996	2008	$1.358638	$0.842210	0.000
	2007	$1.238743	$1.358638	0.000
	2006	$1.236880	$1.238743	0.000
	2005	$1.105316	$1.236880	0.000
	2004	$1.030039	$1.105316	0.000
	2003	$1.000000	$1.030039	0.000

Transamerica Focus VP – Service Class(4)	2009	$0.839340	$1.055408	53,896.455
Subaccount Inception Date May 1, 2000	2008	$1.341885	$0.839340	33,675.245
	2007	$1.351122	$1.341885	0.000
	2006	$1.158708	$1.351122	0.000
	2005	$1.132370	$1.158708	0.000
	2004	$1.054984	$1.132370	0.000
	2003	$1.000000	$1.054984	0.000

Transamerica AEGON High Yield Bond VP – Service Class(5)	2009	$0.895692	$1.296588	104,999.696
Subaccount Inception Date June 21, 1999	2008	$1.219169	$0.895692	25,685.242
	2007	$1.215935	$1.219169	29,406.325
	2006	$1.115140	$1.215935	26,425.753
	2005	$1.114504	$1.115140	16,272.000
	2004	$1.032571	$1.114504	0.000
	2003	$1.000000	$1.032571	0.000

Transamerica ProFunds UltraBear Fund – Service Class OAM
Subaccount Inception Date May 1, 2009	2009	$1.000000	$0.562527	22,378.551

Transamerica MFS International Equity VP – Service Class	2009	$1.100031	$1.433854	36,451.188
Subaccount Inception Date May 1, 2001	2008	$1.731400	$1.100031	1,547.277
	2007	$1.613538	$1.731400	865.304
	2006	$1.331666	$1.613538	0.000
	2005	$1.201664	$1.331666	0.000
	2004	$1.067260	$1.201664	0.000
	2003	$1.000000	$1.067260	0.000

Transamerica Marsico Growth VP – Service Class(3)	2009	$0.841894	$1.048376	44,163.215
Subaccount Inception Date May 1, 2000	2008	$1.450917	$0.841894	0.000
	2007	$1.225360	$1.450917	0.000
	2006	$1.182143	$1.225360	0.000
	2005	$1.108246	$1.182143	0.000
	2004	$1.003633	$1.108246	0.000
	2003	$1.000000	$1.003633	0.000

Transamerica PIMCO Total Return VP – Service Class	2009	$1.099610	$1.254615	516,654.727
Subaccount Inception Date May 1, 2002	2008	$1.150981	$1.099610	93,184.599
	2007	$1.073277	$1.150981	78,134.294
	2006	$1.047948	$1.073277	57,208.730
	2005	$1.041918	$1.047948	157,783.000
	2004	$1.014282	$1.041918	0.000
	2003	$1.000000	$1.014282	0.000

Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2009	$0.920208	$1.135302	129,029.378
Subaccount Inception Date June 28, 1995	2008	$1.463211	$0.920208	5,782.357
	2007	$1.440495	$1.463211	5,072.972
	2006	$1.231050	$1.440495	4,911.421
	2005	$1.203056	$1.231050	0.000
	2004	$1.065388	$1.203056	0.000
	2003	$1.000000	$1.065388	0.000

68

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Growth Stock VP – Service Class(3)	2009	$0.811207	$1.142731	42,414.304
Subaccount Inception Date April 28, 1995	2008	$1.431335	$0.811207	18,385.001
	2007	$1.324945	$1.431335	16,702.823
	2006	$1.188025	$1.324945	14,611.794
	2005	$1.138100	$1.188025	14,612.000
	2004	$1.053890	$1.138100	0.000
	2003	$1.000000	$1.053890	0.000

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$0.825244	$1.125237	49,865.209
Subaccount Inception Date May 1, 2000	2008	$1.316532	$0.825244	38,061.119
	2007	$1.222358	$1.316532	36,616.139
	2006	$1.199958	$1.222358	20,658.185
	2005	$1.102654	$1.199958	15,014.000
	2004	$1.015907	$1.102654	0.000
	2003	$1.000000	$1.015907	0.000

Transamerica Templeton Global VP – Service Class	2009	$0.839934	$1.058478	65,418.407
Subaccount Inception Date May 1, 2000	2008	$1.516693	$0.839934	48,154.799
	2007	$1.338314	$1.516693	56,466.172
	2006	$1.146211	$1.338314	60,339.534
	2005	$1.084389	$1.146211	47,424.945
	2004	$1.061116	$1.084389	0.000
	2003	$1.000000	$1.061116	0.000

Transamerica Efficient Markets VP – Service Class	2009	$1.036913	$1.206694	61,335.737
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036913	0.000

Transamerica Balanced VP – Service Class(6)	2009	$0.954116	$1.184420	17,073.865
Subaccount Inception Date May 1, 2002	2008	$1.435639	$0.954116	0.000
	2007	$1.284730	$1.435639	0.000
	2006	$1.198546	$1.284730	0.000
	2005	$1.128013	$1.198546	0.000
	2004	$1.032150	$1.128013	0.000
	2003	$1.000000	$1.032150	0.000

Transamerica Convertible Securities VP – Service Class	2009	$0.916333	$1.184730	24,318.848
Subaccount Inception Date May 1, 2002	2008	$1.475629	$0.916333	11,276.036
	2007	$1.265673	$1.475629	10,894.007
	2006	$1.160386	$1.265673	13,152.414
	2005	$1.136901	$1.160386	0.000
	2004	$1.020793	$1.136901	0.000
	2003	$1.000000	$1.020793	0.000

Transamerica WMC Diversified Growth VP – Service Class(7)	2009	$0.881127	$1.119511	39,651.476
Subaccount Inception Date May 1, 2000	2008	$1.660874	$0.881127	34,995.182
	2007	$1.452108	$1.660874	45,765.008
	2006	$1.359175	$1.452108	46,620.980
	2005	$1.185805	$1.359175	34,977.000
	2004	$1.040517	$1.185805	0.000
	2003	$1.000000	$1.040517	0.000

Transamerica Growth Opportunities VP – Service Class	2009	$0.986838	$1.327963	0.000
Subaccount Inception Date May 2, 2001	2008	$1.698843	$0.986838	0.000
	2007	$1.404303	$1.698843	0.000
	2006	$1.358095	$1.404303	0.000
	2005	$1.188415	$1.358095	0.000
	2004	$1.034855	$1.188415	0.000
	2003	$1.000000	$1.034855	0.000

69

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Money Market VP – Service Class	2009	$1.074033	$1.058783	327,115.752
Subaccount Inception Date January 1, 1995	2008	$1.066572	$1.074033	13,012.760
	2007	$1.033025	$1.066572	20,483.786
	2006	$1.003109	$1.033025	0.000
	2005	$0.991554	$1.003109	30,159.000
	2004	$0.998441	$0.991554	0.000
	2003	$1.000000	$0.998441	0.000

Transamerica Science & Technology VP – Service Class(8)	2009	$0.712166	$1.108361	52,418.399
Subaccount Inception Date May 1, 2001	2008	$1.413228	$0.712166	0.000
	2007	$1.082127	$1.413228	0.000
	2006	$1.089473	$1.082127	0.000
	2005	$1.085062	$1.089473	0.000
	2004	$1.023496	$1.085062	0.000
	2003	$1.000000	$1.023496	0.000

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.661780	$0.932162	120,005.855
Subaccount Inception Date January 1, 1995	2008	$1.000000	$0.661780	0.000

Transamerica U.S. Government Securities VP – Service Class	2009	$1.155450	$1.186736	1,364,255.389
Subaccount Inception Date June 16, 1995	2008	$1.091334	$1.155450	317,739.222
	2007	$1.046724	$1.091334	70,274.870
	2006	$1.030345	$1.046724	67,568.755
	2005	$1.02934	$1.030345	66,132.000
	2004	$1.010507	$1.02934	0.000
	2003	$1.000000	$1.010507	0.000

Transamerica Value Balanced VP – Service Class	2009	$0.715661	$0.868712	249,520.389
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.715661	24,772.253

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999961	$0.998308	0.000

Transamerica Index 50 VP – Service Class	2009	$0.818076	$0.939686	1,829,730.460
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.818076	18,350.147

Transamerica Index 75 VP – Service Class	2009	$0.722004	$0.876656	2,158,974.156
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.722004	250,381.493

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999961	$1.024265	0.000

Transamerica Morgan Stanley Active International Allocation VP – Service Class(9)	2009	$1.163377	$1.441191	26,916.728
Subaccount Inception Date January 1, 1995	2008	$1.936438	$1.163377	4,638.080
	2007	$1.704347	$1.936438	3,665.816
	2006	$1.403570	$1.704347	0.000
	2005	$1.253278	$1.403570	0.000
	2004	$1.098810	$1.253278	0.000
	2003	$1.000000	$1.098810	0.000

Transamerica Multi Managed Large Cap Core VP – Service Class(10)	2009	$0.823424	$1.177591	50,039.321
Subaccount Inception Date January 1, 1995	2008	$1.445474	$0.823424	0.000
	2007	$1.346150	$1.445474	0.000
	2006	$1.240764	$1.346150	0.000
	2005	$1.153477	$1.240764	0.000
	2004	$1.039962	$1.153477	0.000
	2003	$1.000000	$1.039962	0.000

70

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(11)	2009	$0.760101	$1.199677	20,830.417
Subaccount Inception Date May 1, 2001	2008	$1.439801	$0.760101	0.000
	2007	$1.195039	$1.439801	0.000
	2006	$1.106231	$1.195039	0.000
	2005	$1.045763	$1.106231	0.000
	2004	$0.992347	$1.045763	0.000
	2003	$1.000000	$0.992347	0.000

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.155450	$1.157997	453,177.032
Subaccount Inception Date June 16, 1995	2008	$1.091334	$1.127470	545,258.509
	2007	$1.046724	$1.091334	0.000
	2006	$1.030345	$1.046724	0.000
	2005	$1.000000	$1.030345	0.000

Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.756559	$1.101749	53,898.815
Subaccount Inception Date May 1, 2002	2008	$1.595930	$0.756559	0.000
	2007	$1.597416	$1.595930	0.000
	2006	$1.434839	$1.597416	0.000
	2005	$1.380643	$1.434839	0.000
	2004	$1.263748	$1.380643	0.000
	2003	$1.000000	$1.263748	0.000

Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.886141	$1.054446	1,896.731
Subaccount Inception Date May 1, 2002	2008	$1.567009	$0.886141	0.000
	2007	$1.422908	$1.567009	0.000
	2006	$1.361037	$1.422908	0.000
	2005	$1.271625	$1.361037	0.000
	2004	$1.213285	$1.271625	0.000
	2003	$1.000000	$1.213285	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.013062	$1.240305	147,735.021
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.013062	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.966759	$1.146853	12,638.370
Subaccount Inception Date May 1, 2001	2008	$1.653875	$0.966759	2,335.486
	2007	$1.600216	$1.653875	0.000
	2006	$1.387668	$1.600216	0.000
	2005	$1.345874	$1.387668	0.000
	2004	$1.227677	$1.345874	0.000
	2003	$1.000000	$1.227677	0.000

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.899657	$1.215859	4,360.324
Subaccount Inception Date May 1, 2001	2008	$1.516745	$0.899657	4,854.019
	2007	$1.354463	$1.516745	5,315.538
	2006	$1.382915	$1.354463	5,347.653
	2005	$1.221595	$1.382915	5,382.000
	2004	$1.143893	$1.221595	0.000
	2003	$1.000000	$1.143893	0.000

American Funds – Bond Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000904	$0.993932	0.000

American Funds – Asset Allocation Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989783	$1.008224	0.000

American Funds – Growth Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986486	$1.003076	0.000

American Funds – Growth-Income Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986807	$1.008648	698.881

71

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds – International Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.982917	$0.980587	0.000

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.665828	$0.907833	455,033.368
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.665828	119,687.037

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$1.168752	$1.560651	239,835.650
Subaccount Inception Date May 1, 2000	2008	$2.069101	$1.168752	92,529.645
	2007	$1.789616	$2.069101	84,778.329
	2006	$1.629248	$1.789616	78,390.288
	2005	$1.416928	$1.629248	26,744.000
	2004	$1.248297	$1.416928	0.000
	2003	$1.000000	$1.248297	0.000

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.931789	$1.192940	31,070.941
Subaccount Inception Date May 1, 2000	2008	$1.653097	$0.931789	15,688.416
	2007	$1.656126	$1.653097	20,928.168
	2006	$1.400882	$1.656126	18,870.347
	2005	$1.346148	$1.400882	18,951.000
	2004	$1.227795	$1.346148	0.000
	2003	$1.000000	$1.227795	0.000

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.895630	$1.129710	818.830
Subaccount Inception Date May 1, 2001	2008	$1.724520	$0.895630	0.000
	2007	$1.381385	$1.724520	0.000
	2006	$1.314937	$1.381385	0.000
	2005	$1.264366	$1.314937	0.000
	2004	$1.243903	$1.264366	0.000
	2003	$1.000000	$1.243903	0.000

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.454600	$2.003788	102,125.618
Subaccount Inception Date May 1, 2000	2008	$2.443629	$1.454600	73,054.441
	2007	$2.149548	$2.443629	112,201.893
	2006	$1.940013	$2.149548	110,244.151
	2005	$1.667617	$1.940013	104,343.000
	2004	$1.357215	$1.667617	0.000
	2003	$1.000000	$1.357215	0.000

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.940602	$1.457050	44,241.513
Subaccount Inception Date May 1, 2002	2008	$1.959005	$0.940602	2,600.574
	2007	$1.884997	$1.959005	291.389
	2006	$1.648377	$1.884997	0.000
	2005	$1.632589	$1.648377	0.000
	2004	$1.454966	$1.632589	0.000
	2003	$1.000000	$1.454966	0.000

Franklin Income Securities Fund – Class 2	2009	$0.672599	$0.898983	134,985.423
Subaccount Inception Date May 1, 2007	2008	$0.970071	$0.672599	6,831.997
	2007	$1.000000	$0.970071	0.000

Mutual Shares Securities Fund – Class 2	2009	$0.597651	$0.742571	17,858.237
Subaccount Inception Date May 1, 2007	2008	$0.964127	$0.597651	1,425.320
	2007	$1.000000	$0.964127	0.000

Templeton Foreign Securities Fund – Class 2	2009	$0.628047	$0.848389	182,213.043
Subaccount Inception Date May 1, 2007	2008	$1.068720	$0.628047	0.000
	2007	$1.000000	$1.068720	0.000

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.990377	$1.267843	179,482.506
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.990377	0.000

72

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988815	$1.003860	0.000

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$1.257925	$1.791023	16,886.479
Subaccount Inception Date October 9, 2000	2008	$2.273237	$1.257925	2,680.294
	2007	$1.894482	$2.273237	682.899
	2006	$1.696195	$1.894482	0.000
	2005	$1.535975	$1.696195	0.000
	2004	$1.293468	$1.535975	0.000
	2003	$1.000000	$1.293468	0.000

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.864280	$1.170588	26,740.530
Subaccount Inception Date October 9, 2000	2008	$1.588758	$0.864280	0.000
	2007	$1.473912	$1.588758	0.000
	2006	$1.267822	$1.473912	0.000
	2005	$1.218338	$1.267822	0.000
	2004	$1.182507	$1.218338	0.000
	2003	$1.000000	$1.182507	0.000

JPMorgan Insurance Trust Core Bond Portfolio
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.052352	75,566.825

JPMorgan Insurance Trust International Equity Portfolio	2009	$0.946018	$1.418329	37,251.288
Subaccount Inception Date May 1, 2004	2008	$1.636575	$0.946018	29,719.179
	2007	$1.518702	$1.636575	50,351.441
	2006	$1.262430	$1.518702	52,632.408
	2005	$1.156977	$1.262430	3,672.000
	2004	$1.000000	$1.156977	0.000

JPMorgan Insurance Trust Mid Cap Value Portfolio	2009	$0.937640	$1.313110	12,449.500
Subaccount Inception Date May 1, 2004	2008	$1.424265	$0.937640	13,969.316
	2007	$1.410431	$1.424265	13,969.316
	2006	$1.224602	$1.410431	13,969.316
	2005	$1.137516	$1.224602	13,969.000
	2004	$1.000000	$1.137516	0.000

JPMorgan Insurance Trust Small Cap Core Portfolio	2009	$0.873768	$1.321827	0.000
Subaccount Inception Date May 1, 2004	2008	$1.303396	$0.873768	4,724.839
	2007	$1.401888	$1.303396	4,769.365
	2006	$1.236592	$1.401888	4,798.178
	2005	$1.213026	$1.236592	4,829.000
	2004	$1.000000	$1.213026	0.000

JPMorgan Insurance Trust U.S. Equity Portfolio
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.350887	0.000

MFS ® New Discovery Series – Service Class	2009	$0.931440	$1.495834	78,692.731
Subaccount Inception Date May 1, 2002	2008	$1.562511	$0.931440	993.610
	2007	$1.550399	$1.562511	550.210
	2006	$1.392739	$1.550399	0.000
	2005	$1.345201	$1.392739	0.000
	2004	$1.284975	$1.345201	0.000
	2003	$1.000000	$1.284975	0.000

MFS ® Total Return Series – Service Class	2009	$1.070813	$1.242603	96,424.728
Subaccount Inception Date May 1, 2002	2008	$1.398569	$1.070813	47,008.665
	2007	$1.365232	$1.398569	69,342.161
	2006	$1.240761	$1.365232	71,003.662
	2005	$1.226834	$1.240761	139,078.000
	2004	$1.121046	$1.226834	0.000
	2003	$1.000000	$1.121046	0.000

73

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MTB Managed Allocation Fund – Moderate Growth II	2009	$0.861770	$1.067097	50,472.866
Subaccount Inception Date May 1, 2004	2008	$1.232747	$0.861770	55,404.898
	2007	$1.170097	$1.232747	44,694.855
	2006	$1.074994	$1.170097	45,956.356
	2005	$1.048637	$1.074994	47,347.000
	2004	$1.000000	$1.048637	0.000

Transamerica American Century Large Company Value VP – Initial Class(1)	2009	$0.996798	$1.179805	0.000
Subaccount Inception Date May 1, 2001	2008	$1.599705	$0.996798	0.000
	2007	$1.641323	$1.599705	0.000
	2006	$1.391248	$1.641323	0.000
	2005	$1.355183	$1.391248	0.000
	2004	$1.206954	$1.355183	0.000
	2003	$1.000000	$1.206954	0.000

Transamerica Asset Allocation – Conservative VP – Initial Class	2009	$1.163811	$1.436553	0.000
Subaccount Inception Date May 1, 2002	2008	$1.498046	$1.163811	0.000
	2007	$1.428670	$1.498046	0.000
	2006	$1.324236	$1.428670	0.000
	2005	$1.277188	$1.324236	0.000
	2004	$1.181024	$1.277188	0.000
	2003	$1.000000	$1.181024	0.000

Transamerica Asset Allocation – Growth VP – Initial Class	2009	$1.109349	$1.419552	0.000
Subaccount Inception Date May 1, 2002	2008	$1.864491	$1.109349	0.000
	2007	$1.755524	$1.864491	0.000
	2006	$1.540334	$1.755524	0.000
	2005	$1.392203	$1.540334	0.000
	2004	$1.236971	$1.392203	0.000
	2003	$1.000000	$1.236971	0.000

Transamerica Asset Allocation – Moderate VP – Initial Class	2009	$1.184290	$1.475578	0.000
Subaccount Inception Date May 1, 2002	2008	$1.622914	$1.184290	0.000
	2007	$1.525227	$1.622914	0.000
	2006	$1.387971	$1.525227	0.000
	2005	$1.310482	$1.387971	0.000
	2004	$1.193541	$1.310482	0.000
	2003	$1.000000	$1.193541	0.000

Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2009	$1.160855	$1.466475	0.000
Subaccount Inception Date May 1, 2002	2008	$1.751641	$1.160855	0.000
	2007	$1.648407	$1.751641	0.000
	2006	$1.469013	$1.648407	0.000
	2005	$1.355878	$1.469013	0.000
	2004	$1.211497	$1.355878	0.000
	2003	$1.000000	$1.211497	0.000

Transamerica BlackRock Large Cap Value VP – Initial Class(1)(2)	2009	$1.246594	$1.400690	0.000
Subaccount Inception Date May 1, 2000	2008	$1.913059	$1.246594	0.000
	2007	$1.854921	$1.913059	0.000
	2006	$1.609415	$1.854921	0.000
	2005	$1.408205	$1.609415	0.000
	2004	$1.207266	$1.408205	0.000
	2003	$1.000000	$1.207266	0.000

74

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.463179	$1.924245	0.000
Subaccount Inception Date May 1, 2002	2008	$2.576331	$1.463179	0.000
	2007	$2.801761	$2.576331	0.000
	2006	$1.997737	$2.801761	0.000
	2005	$1.785976	$1.997737	0.000
	2004	$1.363776	$1.785976	0.000
	2003	$1.000000	$1.363776	0.000

Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$0.974413	$1.244697	0.000
Subaccount Inception Date May 2, 1997	2008	$1.577968	$0.974413	0.000
	2007	$1.531486	$1.577968	0.000
	2006	$1.347338	$1.531486	0.000
	2005	$1.321125	$1.347338	0.000
	2004	$1.207295	$1.321125	0.000
	2003	$1.000000	$1.207295	0.000

Transamerica Jennison Growth VP – Initial Class(3)	2009	$0.996766	$1.385389	0.000
Subaccount Inception Date December 13, 1996	2008	$1.605387	$0.996766	0.000
	2007	$1.460612	$1.605387	0.000
	2006	$1.453217	$1.460612	0.000
	2005	$1.295599	$1.453217	0.000
	2004	$1.204482	$1.295599	0.000
	2003	$1.000000	$1.204482	0.000

Transamerica Focus VP – Initial Class(4)	2009	$1.004441	$1.266415	0.000
Subaccount Inception Date May 1, 2000	2008	$1.601438	$1.004441	0.000
	2007	$1.608121	$1.601438	0.000
	2006	$1.376026	$1.608121	0.000
	2005	$1.341240	$1.376026	0.000
	2004	$1.246778	$1.341240	0.000
	2003	$1.000000	$1.246778	0.000

Transamerica AEGON High Yield Bond VP – Initial Class(5)	2009	$1.005852	$1.459830	0.000
Subaccount Inception Date June 21, 1999	2008	$1.364274	$1.005852	0.000
	2007	$1.358978	$1.364274	0.000
	2006	$1.242598	$1.358978	0.000
	2005	$1.238110	$1.242598	0.000
	2004	$1.144331	$1.238110	0.000
	2003	$1.000000	$1.144331	0.000

Transamerica MFS International Equity VP – Initial Class	2009	$1.260400	$1.648442	0.000
Subaccount Inception Date May 1, 2001	2008	$1.976160	$1.260400	0.000
	2007	$1.836855	$1.976160	0.000
	2006	$1.514127	$1.836855	0.000
	2005	$1.360930	$1.514127	0.000
	2004	$1.207518	$1.360930	0.000
	2003	$1.000000	$1.207518	0.000

Transamerica Marsico Growth VP – Initial Class(3)	2009	$1.013390	$1.264956	0.000
Subaccount Inception Date May 1, 2000	2008	$1.741027	$1.013390	0.000
	2007	$1.467071	$1.741027	0.000
	2006	$1.412530	$1.467071	0.000
	2005	$1.319680	$1.412530	0.000
	2004	$1.192755	$1.319680	0.000
	2003	$1.000000	$1.192755	0.000

75

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica PIMCO Total Return VP – Initial Class	2009	$1.138195	$1.301837	0.000
Subaccount Inception Date May 1, 2002	2008	$1.187911	$1.138195	0.000
	2007	$1.106232	$1.187911	0.000
	2006	$1.076893	$1.106232	0.000
	2005	$1.067601	$1.076893	0.000
	2004	$1.036530	$1.067601	0.000
	2003	$1.000000	$1.036530	0.000

Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2009	$1.035318	$1.279952	0.000
Subaccount Inception Date June 28, 1995	2008	$1.640502	$1.035318	0.000
	2007	$1.610983	$1.640502	0.000
	2006	$1.373783	$1.610983	0.000
	2005	$1.338644	$1.373783	0.000
	2004	$1.182877	$1.338644	0.000
	2003	$1.000000	$1.182877	0.000

Transamerica T. Rowe Price Growth Stock VP – Initial Class(3)	2009	$0.956706	$1.351489	0.000
Subaccount Inception Date April 28, 1995	2008	$1.684497	$0.956706	0.000
	2007	$1.554938	$1.684497	0.000
	2006	$1.391249	$1.554938	0.000
	2005	$1.329440	$1.391249	0.000
	2004	$1.227756	$1.329440	0.000
	2003	$1.000000	$1.227756	0.000

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$1.101102	$1.505427	0.000
Subaccount Inception Date May 1, 2000	2008	$1.752433	$1.101102	0.000
	2007	$1.622101	$1.752433	0.000
	2006	$1.588575	$1.622101	0.000
	2005	$1.456967	$1.588575	0.000
	2004	$1.339310	$1.456967	0.000
	2003	$1.000000	$1.339310	0.000

Transamerica Templeton Global VP – Initial Class	2009	$0.999272	$1.263955	0.000
Subaccount Inception Date May 1, 2000	2008	$1.799904	$0.999272	0.000
	2007	$1.584560	$1.799904	0.000
	2006	$1.353204	$1.584560	0.000
	2005	$1.277369	$1.353204	0.000
	2004	$1.183932	$1.277369	0.000
	2003	$1.000000	$1.183932	0.000

Transamerica Balanced VP – Initial Class(6)	2009	$1.032635	$1.285547	0.000
Subaccount Inception Date May 1, 2002	2008	$1.549833	$1.032635	0.000
	2007	$1.384106	$1.549833	0.000
	2006	$1.286707	$1.384106	0.000
	2005	$1.209028	$1.286707	0.000
	2004	$1.103501	$1.209028	0.000
	2003	$1.000000	$1.103501	0.000

Transamerica Convertible Securities VP – Initial Class	2009	$1.078005	$1.395168	0.000
Subaccount Inception Date May 1, 2002	2008	$1.732544	$1.078005	0.000
	2007	$1.481679	$1.732544	0.000
	2006	$1.355393	$1.481679	0.000
	2005	$1.323592	$1.355393	0.000
	2004	$1.186477	$1.323592	0.000
	2003	$1.000000	$1.186477	0.000

76

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica WMC Diversified Growth VP – Initial Class(7)	2009	$1.056237	$1.345104	0.000
Subaccount Inception Date May 1, 2000	2008	$1.984699	$1.056237	0.000
	2007	$1.731634	$1.984699	0.000
	2006	$1.615864	$1.731634	0.000
	2005	$1.406617	$1.615864	0.000
	2004	$1.232280	$1.406617	0.000
	2003	$1.000000	$1.232280	0.000

Transamerica Growth Opportunities VP – Initial Class	2009	$1.224712	$1.652192	0.000
Subaccount Inception Date May 2, 2001	2008	$2.102681	$1.224712	0.000
	2007	$1.733209	$2.102681	0.000
	2006	$1.672925	$1.733209	0.000
	2005	$1.460142	$1.672925	0.000
	2004	$1.270172	$1.460142	0.000
	2003	$1.000000	$1.270172	0.000

Transamerica Money Market VP – Initial Class	2009	$1.081681	$1.067619	0.000
Subaccount Inception Date January 1, 1995	2008	$1.071763	$1.081681	0.000
	2007	$1.035327	$1.071763	0.000
	2006	$1.002846	$1.035327	0.000
	2005	$0.988833	$1.002846	0.000
	2004	$0.993229	$0.988833	0.000
	2003	$1.000000	$0.993229	0.000

Transamerica Science & Technology VP – Initial Class(8)	2009	$0.955003	$1.485159	0.000
Subaccount Inception Date May 1, 2001	2008	$1.884833	$0.955003	0.000
	2007	$1.440477	$1.884833	0.000
	2006	$1.446773	$1.440477	0.000
	2005	$1.438053	$1.446773	0.000
	2004	$1.350131	$1.438053	0.000
	2003	$1.000000	$1.350131	0.000

Transamerica U.S. Government Securities VP – Initial Class	2009	$1.182977	$1.218154	0.000
Subaccount Inception Date June 16, 1995	2008	$1.114773	$1.182977	0.000
	2007	$1.066512	$1.114773	0.000
	2006	$1.047667	$1.066512	0.000
	2005	$1.039627	$1.047667	0.000
	2004	$1.021076	$1.039627	0.000
	2003	$1.000000	$1.021076	0.000

Transamerica Morgan Stanley Active International Allocation VP – Initial Class(9)	2009	$1.383558	$1.716770	0.000
Subaccount Inception Date January 1, 1995	2008	$2.294843	$1.383558	0.000
	2007	$2.014033	$2.294843	0.000
	2006	$1.654282	$2.014033	0.000
	2005	$1.474810	$1.654282	0.000
	2004	$1.289411	$1.474810	0.000
	2003	$1.000000	$1.289411	0.000

Transamerica Multi Managed Large Cap Core VP – Initial Class(10)	2009	$0.919744	$1.318295	0.000
Subaccount Inception Date January 1, 1995	2008	$1.611151	$0.919744	0.000
	2007	$1.496248	$1.611151	0.000
	2006	$1.375719	$1.496248	0.000
	2005	$1.275522	$1.375719	0.000
	2004	$1.147704	$1.275522	0.000
	2003	$1.000000	$1.147704	0.000

77

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(11)	2009	$0.931445	$1.474140	0.000
Subaccount Inception Date May 1, 2001	2008	$1.759460	$0.931445	0.000
	2007	$1.456838	$1.759460	0.000
	2006	$1.344709	$1.456838	0.000
	2005	$1.268412	$1.344709	0.000
	2004	$1.201064	$1.268412	0.000
	2003	$1.000000	$1.201064	0.000

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class(1)	2009	$0.785183	$0.929797	1,501.812
Subaccount Inception Date May 1, 2001	2008	$1.259464	$0.785183	1,756.218
	2007	$1.291591	$1.259464	2,145.960
	2006	$1.094261	$1.291591	2,460.020
	2005	$1.065370	$1.094261	5,097.000
	2004	$0.948383	$1.065370	12,026.000
	2003	$0.746690	$0.948383	6,533.021
	2002	$0.939214	$0.746690	1,000.000
	2001	$1.000000	$0.939214	1,000.000

Transamerica Asset Allocation – Conservative VP – Initial Class	2009	$1.074117	$1.326496	137,937.370
Subaccount Inception Date May 1, 2002	2008	$1.381913	$1.074117	144,771.990
	2007	$1.317265	$1.381913	74,203.464
	2006	$1.220383	$1.317265	77,035.664
	2005	$1.176448	$1.220383	77,064.000
	2004	$1.087333	$1.176448	164,184.000
	2003	$0.896994	$1.087333	199,459.420
	2002	$1.000000	$0.896994	100.000

Transamerica Asset Allocation – Growth VP – Initial Class	2009	$0.934025	$1.195798	31,931.991
Subaccount Inception Date May 1, 2002	2008	$1.569060	$0.934025	23,922.067
	2007	$1.476629	$1.569060	46,459.342
	2006	$1.294993	$1.476629	11,520.090
	2005	$1.169884	$1.294993	11,520.000
	2004	$1.248932	$1.169884	11,502.000
	2003	$0.805402	$1.248932	11,501.972
	2002	$1.000000	$0.805402	82,601.961

Transamerica Asset Allocation – Moderate VP – Initial Class	2009	$1.063828	$1.326130	748,053.997
Subaccount Inception Date May 1, 2002	2008	$1.457116	$1.063828	860,211.123
	2007	$1.368733	$1.457116	672,159.819
	2006	$1.244946	$1.368733	621,812.202
	2005	$1.174865	$1.244946	530,718.000
	2004	$1.180666	$1.174865	244,147.000
	2003	$0.868490	$1.180666	87,913.869
	2002	$1.000000	$0.868490	100.000

Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2009	$1.011811	$1.278814	221,107.282
Subaccount Inception Date May 1, 2002	2008	$1.526006	$1.011811	328,672.748
	2007	$1.435364	$1.526006	341,564.437
	2006	$1.278529	$1.435364	339,616.224
	2005	$1.179485	$1.278529	371,782.000
	2004	$1.053363	$1.179485	198,575.000
	2003	$0.839908	$1.053363	27,157.818
	2002	$1.000000	$0.839908	24,142.564

78

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Large Cap Value VP – Initial Class(1)(2)	2009	$1.174217	$1.320019	1,263,836.701
Subaccount Inception Date May 1, 2000	2008	$1.801104	$1.174217	48,720.356
	2007	$1.745501	$1.801104	186,577.302
	2006	$1.513729	$1.745501	119,892.251
	2005	$1.323836	$1.513729	97,289.000
	2004	$1.134367	$1.323836	62,617.000
	2003	$0.886287	$1.134367	124,141.437
	2002	$1.047563	$0.886287	123,900.004
	2001	$1.081878	$1.047563	132,519.936
	2000	$1.000000	$1.081878	10,618.266

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.339169	$1.762024	10,371.015
Subaccount Inception Date May 1, 2002	2008	$2.356813	$1.339169	9,866.312
	2007	$2.561764	$2.356813	20,448.757
	2006	$1.825716	$2.561764	79,080.487
	2005	$1.631387	$1.825716	75,316.000
	2004	$1.245119	$1.631387	76,990.000
	2003	$0.930127	$1.245119	23,496.127
	2002	$1.000000	$0.930127	10,792.126

Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$1.072662	$1.370867	430,804.301
Subaccount Inception Date May 2, 1997	2008	$1.736224	$1.072662	437,023.016
	2007	$1.684237	$1.736224	537,812.270
	2006	$1.480999	$1.684237	608,512.217
	2005	$1.451467	$1.480999	664,454.000
	2004	$1.325747	$1.451467	684,271.000
	2003	$1.042538	$1.325747	908,020.982
	2002	$1.401905	$1.042538	1,017,832.804
	2001	$1.615156	$1.401905	1,221,300.338
	2000	$1.838549	$1.615156	1,429,599.315

Transamerica Jennison Growth VP – Initial Class(3)	2009	$0.625130	$0.869294	239,710.476
Subaccount Inception Date December 13, 1996	2008	$1.006325	$0.625130	246,938.423
	2007	$0.915116	$1.006325	252,307.547
	2006	$0.910023	$0.915116	275,817.954
	2005	$0.810917	$0.910023	348,996.000
	2004	$0.753515	$0.810917	430,438.000
	2003	$0.593335	$0.753515	618,843.061
	2002	$0.868714	$0.593335	637,295.701
	2001	$1.081530	$0.868714	742,226.032
	2000	$1.240246	$1.081530	905,807.804

Transamerica Focus VP – Initial Class(4)	2009	$0.830857	$1.048083	21,173.636
Subaccount Inception Date May 1, 2000	2008	$1.324021	$0.830857	51,842.247
	2007	$1.328898	$1.324021	21,876.587
	2006	$1.136546	$1.328898	35,988.858
	2005	$1.107261	$1.136546	28,937.000
	2004	$1.028766	$1.107261	65,564.000
	2003	$0.771838	$1.028766	42,076.741
	2002	$1.039580	$0.771838	49,910.091
	2001	$1.032666	$1.039580	49,657.806
	2000	$1.000000	$1.032666	1,686.226

79

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica AEGON High Yield Bond VP – Initial Class(5)	2009	$0.988767	$1.435735	157,390.187
Subaccount Inception Date June 21, 1999	2008	$1.340423	$0.988767	126,358.796
	2007	$1.334548	$1.340423	139,333.777
	2006	$1.219659	$1.334548	167,703.277
	2005	$1.121465	$1.219659	138,029.000
	2004	$1.122105	$1.1214656	128,067.000
	2003	$0.966374	$1.122105	149,102.738
	2002	$0.960010	$0.966374	154,251.509
	2001	$0.938048	$0.960010	58,795.205
	2000	$1.003083	$0.938048	48,790.996

Transamerica MFS International Equity VP – Initial Class	2009	$0.828492	$1.084084	8,076.226
Subaccount Inception Date May 1, 2001	2008	$1.298322	$0.828492	6,649.376
	2007	$1.206202	$1.298322	21,383.718
	2006	$0.993791	$1.206202	12,510.198
	2005	$0.892808	$0.993791	12,390.000
	2004	$0.791771	$0.892808	33,122.000
	2003	$0.640777	$0.791771	42,062.418
	2002	$0.833205	$0.640777	1,000.000
	2001	$1.000000	$0.833205	1,000.000

Transamerica Marsico Growth VP – Initial Class(3)	2009	$0.601121	$0.750713	161,354.184
Subaccount Inception Date May 1, 2000	2008	$1.032219	$0.601121	197,302.908
	2007	$0.869361	$1.032219	73,489.762
	2006	$0.836629	$0.869361	65,798.538
	2005	$0.781242	$0.836629	57,367.000
	2004	$0.705753	$0.781242	61,084.000
	2003	$0.566427	$0.705753	32,575.714
	2002	$0.775980	$0.566427	33,575.714
	2001	$0.916033	$0.775980	37,898.641
	2000	$1.000000	$0.916033	34,329.508

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.198265	$1.371221	463.481.202
Subaccount Inception Date May 1, 2002	2008	$1.249982	$1.198265	389,942.156
	2007	$1.163454	$1.249982	408,016.733
	2006	$1.132042	$1.163454	414,698.425
	2005	$1.121717	$1.132042	335,443.000
	2004	$1.088527	$1.121717	369,797.000
	2003	$1.052178	$1.088527	386,471.227
	2002	$1.000000	$1.052178	383,720.149

Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2009	$2.197930	$2.718615	853,649.972
Subaccount Inception Date June 28, 1995	2008	$3.480982	$2.197930	907,726.451
	2007	$3.416636	$3.480982	1,095,623.631
	2006	$2.912133	$3.416636	1,314,544.502
	2005	$2.836258	$2.912133	1,661,686.000
	2004	$2.505001	$2.836258	2,041,165.000
	2003	$2.022500	$2.505001	2,486,595.007
	2002	$2.352249	$2.022500	2,857,572.013
	2001	$2.334702	$2.352249	3,162,905.128
	2000	$2.107761	$2.334702	3,247,832.477

80

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Growth Stock VP – Initial Class(3)	2009	$2.085647	$2.947718	652.566.527
Subaccount Inception Date April 28, 1995	2008	$3.670436	$2.085647	663,231.151
	2007	$3.386439	$3.670436	747,582.319
	2006	$3.028461	$3.386439	1,058,858.359
	2005	$2.892491	$3.028461	1,276,836.000
	2004	$2.669933	$2.892491	1,347,858.000
	2003	$2.070419	$2.669933	1,691,588.750
	2002	$2.719986	$2.070419	1,906,012.888
	2001	$3.066258	$2.719986	2,283,936.576
	2000	$3.124914	$3.066258	2,782,793.077

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.622691	$0.851754	114,717.600
Subaccount Inception Date May 1, 2000	2008	$0.990536	$0.622691	116,459.130
	2007	$0.916411	$0.990536	101,826.133
	2006	$0.897026	$0.916411	91,768.327
	2005	$0.822294	$0.897026	95,478.000
	2004	$0.755520	$0.822294	156,909.000
	2003	$0.545628	$0.755520	158,305.441
	2002	$0.761551	$0.545628	73,045.174
	2001	$0.855380	$0.761551	6,025.517
	2000	$1.000000	$0.855380	1,757.364

Transamerica Templeton Global VP – Initial Class	2009	$0.442584	$0.560100	423,401.187
Subaccount Inception Date May 1, 2000	2008	$0.796796	$0.442584	129,433.508
	2007	$0.701120	$0.796796	232,780.072
	2006	$0.598455	$0.701120	140,746.498
	2005	$0.564642	$0.598455	88,749.000
	2004	$0.753804	$0.564642	88,763.000
	2003	$0.603147	$0.753804	0.000
	2002	$0.779219	$0.603147	1,000.000
	2001	$0.950187	$0.779219	1,000.000
	2000	$1.000000	$0.950187	1,000.000

Transamerica Balanced VP – Initial Class(6)	2009	$0.990695	$1.233952	0.000
Subaccount Inception Date May 1, 2002	2008	$1.486147	$0.990695	0.000
	2007	$1.326575	$1.486147	0.000
	2006	$1.232622	$1.326575	0.000
	2005	$1.157655	$1.232622	0.000
	2004	$1.056091	$1.157655	0.000
	2003	$0.940213	$1.056091	0.000
	2002	$1.000000	$0.940213	100.000

Transamerica Convertible Securities VP – Initial Class	2009	$1.025677	$1.328102	11,821.583
Subaccount Inception Date May 1, 2002	2008	$1.647615	$1.025677	13,020.716
	2007	$1.408357	$1.647615	16,084.943
	2006	$1.287698	$1.408357	20,632.807
	2005	$1.256871	$1.287698	22,812.000
	2004	$1.126105	$1.256871	23,141.000
	2003	$0.923378	$1.126105	13,140.981
	2002	$1.000000	$0.923378	11,065.844

81

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica WMC Diversified Growth VP – Initial Class(7)	2009	$0.575444	$0.733184	4,055,320.219
Subaccount Inception Date May 1, 2000	2008	$1.080758	$0.575444	4,260,016.604
	2007	$0.942483	$1.080758	4,974,429.648
	2006	$0.879044	$0.942483	5,996,460.293
	2005	$0.764836	$0.879044	180,864.000
	2004	$0.669708	$0.764836	211,294.000
	2003	$0.517494	$0.669708	132,579.593
	2002	$0.674851	$0.517494	117,106.701
	2001	$0.830824	$0.674851	96,252.191
	2000	$1.000000	$0.830824	88,147.489

Transamerica Growth Opportunities VP – Initial Class	2009	$1.170747	$1.580164	9,556.008
Subaccount Inception Date May 2, 2001	2008	$2.009032	$1.170747	13,148.243
	2007	$1.655196	$2.009032	2,177.279
	2006	$1.596837	$1.655196	27,943.710
	2005	$1.393038	$1.596837	50,178.000
	2004	$1.211201	$1.393038	93,849.000
	2003	$0.936005	$1.211201	133,896.149
	2002	$1.107646	$0.936005	134,919.511
	2001	$1.000000	$1.107646	1,000.000

Transamerica Money Market VP – Initial Class	2009	$1.482566	$1.463956	276,140.164
Subaccount Inception Date January 1, 1995	2008	$1.468242	$1.482566	614,347.547
	2007	$1.417616	$1.468242	378,078.571
	2006	$1.372479	$1.417616	241,177.666
	2005	$1.352646	$1.372479	296,890.000
	2004	$1.357996	$1.352646	716,760.000
	2003	$1.000000	$1.357996	1,143,409.671

Transamerica Science & Technology VP – Initial Class(8)	2009	$0.498605	$0.775777	21,083.746
Subaccount Inception Date May 1, 2001	2008	$0.983575	$0.498605	6,210.303
	2007	$0.751331	$0.983575	6,210.303
	2006	$0.754243	$0.751331	0.000
	2005	$0.749322	$0.754243	0.000
	2004	$0.703168	$0.749322	13,309.000
	2003	$0.472335	$0.703168	0.000
	2002	$0.773994	$0.472335	1,000.000
	2001	$1.000000	$0.773994	1,000.000

Transamerica Small/Mid Cap Value VP – Initial Class	2009	$3.820872	$5.396438	608,328.325
Subaccount Inception Date January 1, 1995	2008	$6.552295	$3.820872	658,188.988
	2007	$5.326698	$6.552295	737,125.315
	2006	$4.575107	$5.326698	864,126.628
	2005	$4.084993	$4.575107	1,061,030.000
	2004	$3.560345	$4.084993	1,302,051.000
	2003	$1.891803	$3.560345	1,752,100.373
	2002	$3.168906	$1.891803	2,147,804.326
	2001	$2.495215	$3.168906	2,453,322.243
	2000	$2.278888	$2.495215	2,608,817.288

82

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica U.S. Government Securities VP – Initial Class	2009	$1.740018	$1.792649	538,219.142
Subaccount Inception Date June 16, 1995	2008	$1.638874	$1.740018	520,358.020
	2007	$1.567147	$1.638874	574,941.083
	2006	$1.538696	$1.567147	751,153.756
	2005	$1.526143	$1.538696	851,518.000
	2004	$1.498190	$1.526143	1,024,691.000
	2003	$1.475683	$1.498190	1,552,789.484
	2002	$1.414117	$1.475683	1,962,714.074
	2001	$1.364481	$1.414117	1,968,528.325
	2000	$1.255919	$1.364481	1,554,234.423

Transamerica Morgan Stanley Active International Allocation VP – Initial Class(9)	2009	$1.413790	$1.755151	812,211.546
Subaccount Inception Date January 1, 1995	2008	$2.343832	$1.413790	923,746.635
	2007	$2.056012	$2.343832	1,047,686.604
	2006	$1.687937	$2.056012	1,378,640.522
	2005	$1.504078	$1.687937	1,589,513.000
	2004	$1.314348	$1.504078	1,992,736.000
	2003	$1.003493	$1.314348	2,642,121.100
	2002	$1.225547	$1.003493	3,157,457.821
	2001	$1.613169	$1.225547	4,208,992.979
	2000	$2.001071	$1.613169	4,746,109.126

Transamerica Multi Managed Large Cap Core VP – Initial Class(10)	2009	$2.126141	$3.048951	658,296.797
Subaccount Inception Date January 1, 1995	2008	$3.722594	$2.126141	686,348.279
	2007	$3.455380	$3.722594	744,862.123
	2006	$3.175486	$3.455380	832,361.331
	2005	$2.942759	$3.175486	965,987.000
	2004	$2.646551	$2.942759	1,124,846.000
	2003	$2.216306	$2.646551	1,423,807.467
	2002	$2.687589	$2.216306	1,714,512.629
	2001	$2.932518	$2.687589	1,870,569.520
	2000	$3.160924	$2.932518	2,115,478.033

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(11)	2009	$0.522860	$0.827922	55,836.230
Subaccount Inception Date May 1, 2001	2008	$0.987189	$0.522860	42,393.968
	2007	$0.816984	$0.987189	42,393.968
	2006	$0.753727	$0.816984	0.000
	2005	$0.710611	$0.753727	0.000
	2004	$0.672550	$0.710611	14,964.000
	2003	$0.672550	$0.672550	63,216.020
	2002	$0.806099	$0.532132	1,000.000
	2001	$1.000000	$0.806099	1,000.000

Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.598231	$0.871620	635.576
Subaccount Inception Date May 1, 2002	2008	$1.261330	$0.598231	648.542
	2007	$1.261880	$1.261330	661.772
	2006	$1.132885	$1.261880	2,736.750
	2005	$1.089564	$1.132885	2,751.000
	2004	$0.996809	$1.089564	12,461.000
	2003	$0.758298	$0.996809	27,425.725
	2002	$1.000000	$0.758298	100.000

83

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.740227	$0.881256	3,412.508
Subaccount Inception Date May 1, 2002	2008	$1.308318	$0.740227	6,840.791
	2007	$1.187421	$1.308318	0.000
	2006	$1.135225	$1.187421	0.000
	2005	$1.060132	$1.135225	2,079.000
	2004	$1.010990	$1.060132	2,082.000
	2003	$0.793548	$1.010990	2,084.819
	2002	$1.000000	$0.793548	2,188.206

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.730495	$0.867005	59,728.631
Subaccount Inception Date May 1, 2001	2008	$1.249071	$0.730495	54,319.560
	2007	$1.207946	$1.249071	64,023.201
	2006	$1.046993	$1.207946	57,950.143
	2005	$1.014966	$1.046993	50,298.000
	2004	$0.925364	$1.014966	63,667.000
	2003	$0.709849	$0.925364	80,439.128
	2002	$0.925978	$0.709849	161,708.348
	2001	$1.000000	$0.925978	48,324.200

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.559572	$0.756619	0.000
Subaccount Inception Date May 1, 2001	2008	$0.942925	$0.559572	18,949.319
	2007	$0.841626	$0.942925	0.000
	2006	$0.858880	$0.841626	0.000
	2005	$0.758307	$0.858880	0.000
	2004	$0.709730	$0.758307	0.000
	2003	$0.583349	$0.709730	0.000
	2002	$0.855309	$0.583349	1,000.000
	2001	$1.000000	$0.855309	1,000.000

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$0.842351	$1.125366	227,286.407
Subaccount Inception Date May 1, 2000	2008	$1.490512	$0.842351	249,829.073
	2007	$1.288533	$1.490512	283,549.242
	2006	$1.172486	$1.288533	365,685.900
	2005	$1.019188	$1.172486	277,304.000
	2004	$0.897454	$1.019188	175,701.000
	2003	$0.709863	$0.897454	173,101.369
	2002	$0.796290	$0.709863	164,614.679
	2001	$0.922538	$0.796290	104,226.203
	2000	$1.000000	$0.922538	104,254.793

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.807737	$1.034630	77,457.366
Subaccount Inception Date May 1, 2000	2008	$1.432302	$0.807737	96,385.544
	2007	$1.434215	$1.432302	96,945.942
	2006	$1.212580	$1.434215	65,367.620
	2005	$1.164636	$1.212580	185,882.000
	2004	$1.061718	$1.164636	151,402.000
	2003	$0.827945	$1.061718	162,656.989
	2002	$1.013361	$0.827945	145,250.251
	2001	$1.084290	$1.013361	47,973.006
	2000	$1.000000	$1.084290	2,481.581

84

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.562844	$0.710288	33,363.380
Subaccount Inception Date May 1, 2001	2008	$1.083210	$0.562844	35,590.575
	2007	$0.867250	$1.083210	43,279.097
	2006	$0.825131	$0.867250	50,606.826
	2005	$0.793008	$0.825131	43,310.000
	2004	$0.779797	$0.793008	36,963.000
	2003	$0.596567	$0.779797	9,521.465
	2002	$0.867866	$0.596567	10,521.465
	2001	$1.000000	$0.867866	1,000.000

Fidelity VIP Growth Opportunities Portfolio – Service Class 2	2009	$0.440186	$0.631473	1,609.504
Subaccount Inception Date May 1, 2000	2008	$0.994989	$0.440186	17,178.444
	2007	$0.820943	$0.994989	28,042.298
	2006	$0.791876	$0.820943	0.000
	2005	$0.738821	$0.791876	0.000
	2004	$0.700898	$0.738821	0.000
	2003	$0.549208	$0.700898	0.000
	2002	$0.714054	$0.549208	1,000.000
	2001	$0.858316	$0.714054	10,559.045
	2000	$1.000000	$0.848316	50,514.510

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.378498	$1.899892	232,964.502
Subaccount Inception Date May 1, 2000	2008	$2.314639	$1.378498	276,372.323
	2007	$2.035076	$2.314639	368,163.432
	2006	$1.835788	$2.035076	334,904.195
	2005	$1.577251	$1.835788	338,763.000
	2004	$1.283034	$1.577251	291,926.000
	2003	$0.941019	$1.283034	320,917.226
	2002	$1.060517	$0.941019	288,722.542
	2001	$1.114623	$1.060517	73,247.471
	2000	$1.000000	$1.114623	66,129.248

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.753024	$1.167052	57,427.779
Subaccount Inception Date May 1, 2002	2008	$1.567541	$0.753024	61,876.593
	2007	$1.507568	$1.567541	74,280.687
	2006	$1.317677	$1.507568	77,864.031
	2005	$1.304413	$1.317677	98,037.000
	2004	$1.161919	$1.304413	110,606.000
	2003	$0.748696	$1.161919	86,362.456
	2002	$1.000000	$0.748696	73,075.863

Franklin Income Securities Fund – Class 2	2009	$0.673149	$0.900151	40,940.206
Subaccount Inception Date May 1, 2007	2008	$0.970390	$0.673149	15,661.668
	2007	$1.000000	$0.970390	0.000

Mutual Shares Securities Fund – Class 2	2009	$0.598140	$0.743536	34,003.972
Subaccount Inception Date May 1, 2007	2008	$0.964440	$0.598140	0.000
	2007	$1.000000	$0.964440	0.000

Templeton Foreign Securities Fund – Class 2	2009	$0.628565	$0.849508	0.000
Subaccount Inception Date May 1, 2007	2008	$1.069077	$0.628565	0.000
	2007	$1.000000	$1.069077	0.000

85

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares	2009	$0.368713	$0.525230	9,071.675
Subaccount Inception Date October 9, 2000	2008	$0.665981	$0.368713	9,084.557
	2007	$0.554748	$0.665981	9,093.465
	2006	$0.496441	$0.554748	0.000
	2005	$0.449324	$0.496441	0.000
	2004	$0.378196	$0.449324	0.000
	2003	$0.284558	$0.378196	0.000
	2002	$0.401433	$0.284558	1,095.756
	2001	$0.673903	$0.401433	1,095.756
	2000	$1.000000	$0.673903	1,095.756

Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares	2009	$1.020116	$1.337220	1,259.351
Subaccount Inception Date October 9, 2000	2008	$1.434668	$1.020116	2,593.999
	2007	$1.357503	$1.434668	0.000
	2006	$1.196244	$1.357503	3,794.910
	2005	$1.102643	$1.196244	3,801.000
	2004	$0.949174	$1.102643	3,807.000
	2003	$0.681560	$0.949174	3,814.407
	2002	$0.902500	$0.681560	4,821.920
	2001	$0.998916	$0.902500	8,459.091
	2000	$1.000000	$0.998916	5,315.487

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.443594	$0.601096	57,742.597
Subaccount Inception Date October 9, 2000	2008	$0.815023	$0.443594	44,844.599
	2007	$0.755725	$0.815023	10,053.037
	2006	$0.649729	$0.755725	4,404.633
	2005	$0.624061	$0.649729	7,719.000
	2004	$0.605414	$0.624061	7,729.000
	2003	$0.446997	$0.605414	10,548.286
	2002	$0.610114	$0.446997	11,557.178
	2001	$0.799555	$0.610114	11,567.884
	2000	$1.000000	$0.799555	7,121.730

JPMorgan Insurance Trust Core Bond Portfolio
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.052712	12,384.714

JPMorgan Insurance Trust U.S. Equity Portfolio
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.351339	0.000

JPMorgan Insurance Trust International Equity Portfolio	2009	$0.948201	$1.418800	21,970.250
Subaccount Inception Date May 1, 2004	2008	$1.639537	$0.948201	17,914.827
	2007	$1.520701	$1.639537	19,173.230
	2006	$1.263470	$1.520701	18,649.086
	2005	$1.157354	$1.263470	17,532.000
	2004	$1.000000	$1.157354	95,389.000

JPMorgan Insurance Trust Mid Cap Value Portfolio	2009	$0.939822	$1.313562	7,002.697
Subaccount Inception Date May 1, 2004	2008	$1.426869	$0.939822	7,846.160
	2007	$1.412294	$1.426869	15,679.045
	2006	$1.225618	$1.412294	63,488.386
	2005	$1.137897	$1.225618	63,495.000
	2004	$1.000000	$1.137897	18,622.000

JPMorgan Insurance Trust Small Cap Core Portfolio	2009	$0.875781	$1.322277	6,508.562
Subaccount Inception Date May 1, 2004	2008	$1.305747	$0.875781	7,969.678
	2007	$1.403717	$1.305747	15,612.349
	2006	$1.237601	$1.403717	14,434.153
	2005	$1.213425	$1.237601	12,906.000
	2004	$1.000000	$1.213425	85,735.000

86

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class	2009	$0.714642	$1.148229	10,437.772
Subaccount Inception Date May 1, 2002	2008	$1.198237	$0.714642	4,290.736
	2007	$1.188363	$1.198237	4,298.611
	2006	$1.066994	$1.188363	4,303.148
	2005	$1.030063	$1.066994	0.000
	2004	$0.983457	$1.030063	9,751.000
	2003	$0.747360	$0.983457	9,750.889
	2002	$1.000000	$0.747360	100.000

MFS ® Total Return Series – Service Class	2009	$1.005703	$1.167604	29,691.118
Subaccount Inception Date May 1, 2002	2008	$1.312887	$1.005703	28,894.569
	2007	$1.280957	$1.312887	28,917.200
	2006	$1.163589	$1.280957	73,405.261
	2005	$1.149960	$1.163589	72,461.000
	2004	$1.050284	$1.149960	80,487.000
	2003	$0.918050	$1.050284	112,211.539
	2002	$1.000000	$0.918050	82,149.428

MTB Managed Allocation Fund – Moderate Growth II	2009	$0.863760	$1.070097	47,592.043
Subaccount Inception Date May 1, 2004	2008	$1.234965	$0.863760	47,633.279
	2007	$1.171625	$1.234965	0.000
	2006	$1.075880	$1.171625	0.000
	2005	$1.048981	$1.075880	0.000
	2004	$1.000000	$1.048981	0.000

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$0.993367	$1.003303	0.000

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999962	$1.024327	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999962	$0.998364	0.000

Transamerica Index 50 VP – Service Class	2009	$0.991646	$0.996289	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.991646	0.000

Transamerica Index 75 VP – Service Class	2009	$0.988776	$0.999483	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.988776	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985161	$1.029767	0.000

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class(1)	2009	$1.011756	$1.197739	27,970.193
Subaccount Inception Date May 1, 2001	2008	$1.628168	$1.011756	24,723.825
	2007	$1.671730	$1.628168	17,930.631
	2006	$1.417763	$1.671730	0.000
	2005	$1.383150	$1.417763	0.000
	2004	$1.233271	$1.383150	0.000
	2003	$1.000000	$1.233271	0.000

87

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2009	$1.136669	$1.401527	4,101,805.621
Subaccount Inception Date May 1, 2002	2008	$1.465065	$1.136669	2,338,433.763
	2007	$1.398275	$1.465065	368,696.607
	2006	$1.297758	$1.398275	119,943.355
	2005	$1.251868	$1.297758	3,211.000
	2004	$1.158727	$1.251868	0.000
	2003	$1.000000	$1.158727	0.000

Transamerica Asset Allocation – Growth VP – Service Class	2009	$1.114610	$1.425371	1,253,528.016
Subaccount Inception Date May 1, 2002	2008	$1.874319	$1.114610	1,049,732.020
	2007	$1.765771	$1.874319	137,962.543
	2006	$1.551604	$1.765771	19,841.232
	2005	$1.404276	$1.551604	0.000
	2004	$1.248932	$1.404276	0.000
	2003	$1.000000	$1.248932	0.000

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$1.165104	$1.451473	9,557,871.169
Subaccount Inception Date May 1, 2002	2008	$1.599207	$1.165104	5,172,098.127
	2007	$1.503812	$1.599207	2,160,009.759
	2006	$1.369719	$1.503812	1,648,321.105
	2005	$1.295146	$1.369719	0.000
	2004	$1.180666	$1.295146	0.000
	2003	$1.000000	$1.180666	0.000

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$1.151311	$1.453283	12,985,354.479
Subaccount Inception Date May 1, 2002	2008	$1.738795	$1.151311	8,386,664.732
	2007	$1.637730	$1.738795	5,937,841.369
	2006	$1.461149	$1.637730	3,017,876.562
	2005	$1.349136	$1.461149	291,184.000
	2004	$1.207772	$1.349136	0.000
	2003	$1.000000	$1.207772	0.000

Transamerica International Moderate Growth VP – Service Class	2009	$0.694837	$0.887090	2,502,832.847
Subaccount Inception Date May 1, 2006	2008	$1.105324	$0.694837	1,828,199.626
	2007	$1.032112	$1.105324	694,300.252
	2006	$1.000000	$1.032112	7,807.413

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$1.294918	$1.453604	163,783.661
Subaccount Inception Date May 1, 2000	2008	$1.989530	$1.294918	93,627.840
	2007	$1.931542	$1.989530	17,461.215
	2006	$1.677743	$1.931542	15,436.607
	2005	$1.468479	$1.677743	0.000
	2004	$1.260709	$1.468479	0.000
	2003	$1.000000	$1.260709	0.000

Transamerica BlackRock Global Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.204759	2,238,914.395

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.208532	470,951.866

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990722	$1.009552	0.000

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995077	$0.983837	0.00

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988976	$1.006710	0.000

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986580	$0.986069	0.000

88

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998168	$1.020908	0.000

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997274	$1.0022659	0.000

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996406	$1.021578	0.000

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999965	$1.003918	0.000

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.355727	$1.780042	14,260.914
Subaccount Inception Date May 1, 2002	2008	$2.388425	$1.355727	18,905.716
	2007	$2.599171	$2.388425	19,233.755
	2006	$1.855246	$2.599171	14,410.543
	2005	$1.660425	$1.855246	8,656.000
	2004	$1.269513	$1.660425	0.000
	2003	$1.000000	$1.269513	0.000

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.976983	$1.247187	26,762.505
Subaccount Inception Date May 2, 1997	2008	$1.584114	$0.976983	0.000
	2007	$1.538626	$1.584114	0.000
	2006	$1.355718	$1.538626	0.000
	2005	$1.330739	$1.355718	0.000
	2004	$1.217705	$1.330739	0.000
	2003	$1.000000	$1.217705	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985164	$1.029886	0.000

Transamerica Jennison Growth VP– Service Class(3)	2009	$0.992743	$1.378751	78,833.733
Subaccount Inception Date December 13, 1996	2008	$1.599086	$0.992743	2,559.216
	2007	$1.455795	$1.599086	2,685.936
	2006	$1.451445	$1.455795	0.000
	2005	$1.295150	$1.451445	0.000
	2004	$1.205162	$1.295150	0.000
	2003	$1.000000	$1.205162	0.000

Transamerica Focus VP – Service Class(4)	2009	$1.024022	$1.289546	108,786.078
Subaccount Inception Date May 1, 2000	2008	$1.634710	$1.024022	0.000
	2007	$1.643512	$1.634710	0.000
	2006	$1.407373	$1.643512	0.000
	2005	$1.373361	$1.407373	0.000
	2004	$1.277605	$1.373361	0.000
	2003	$1.000000	$1.277605	0.000

Transamerica AEGON High Yield Bond VP – Service Class(5)	2009	$0.949767	$1.376898	28,159.355
Subaccount Inception Date June 21, 1999	2008	$1.290857	$0.949767	20,228.834
	2007	$1.285516	$1.290857	22,021.416
	2006	$1.177206	$1.285516	6,645.652
	2005	$1.174817	$1.177206	6,940.000
	2004	$1.086836	$1.174817	0.000
	2003	$1.000000	$1.086836	0.000

89

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS International Equity VP – Service Class	2009	$1.305453	$1.704145	6,274.425
Subaccount Inception Date May 1, 2001	2008	$2.051695	$1.305453	859.345
	2007	$1.909198	$2.051695	1,514.525
	2006	$1.573346	$1.909198	1,524.413
	2005	$1.417665	$1.573346	0.000
	2004	$1.257247	$1.417665	0.000
	2003	$1.000000	$1.257247	0.000

Transamerica Marsico Growth VP – Service Class(3)	2009	$1.007775	$1.256800	106,835.711
Subaccount Inception Date May 1, 2000	2008	$1.734221	$1.007775	96,208.638
	2007	$1.462445	$1.734221	2,508.919
	2006	$1.408780	$1.462445	0.000
	2005	$1.318758	$1.408780	0.000
	2004	$1.192513	$1.318758	0.000
	2003	$1.000000	$1.192513	0.000

Transamerica PIMCO Total Return VP – Service Class	2009	$1.104986	$1.262615	1,219,417.332
Subaccount Inception Date May 1, 2002	2008	$1.154883	$1.104986	133,703.780
	2007	$1.075309	$1.154883	59,991.173
	2006	$1.048392	$1.075309	6,866.252
	2005	$1.040825	$1.048392	21,806.000
	2004	$1.011723	$1.040825	0.000
	2003	$1.000000	$1.011723	0.000

Transamerica ProFunds UltraBear Fund – Service Class OAM
Subaccount Inception Date May 1, 2009	2009	$1.000000	$0.563085	1,197.677

Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2009	$1.060199	$1.309947	80,968.386
Subaccount Inception Date June 28, 1995	2008	$1.683307	$1.060199	13,977.119
	2007	$1.654712	$1.683307	11,385.669
	2006	$1.412035	$1.654712	0.000
	2005	$1.377884	$1.412035	0.000
	2004	$1.218401	$1.377884	0.000
	2003	$1.000000	$1.218401	0.000

Transamerica T. Rowe Price Growth Stock VP – Service Class(3)	2009	$0.941301	$1.327964	41,565.251
Subaccount Inception Date April 28, 1995	2008	$1.658397	$0.941301	0.000
	2007	$1.532844	$1.658397	0.000
	2006	$1.372412	$1.532844	0.000
	2005	$1.312796	$1.372412	0.000
	2004	$1.213849	$1.312796	0.000
	2003	$1.000000	$1.213849	0.000

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$1.091873	$1.491012	43,952.099
Subaccount Inception Date May 1, 2000	2008	$1.739305	$1.091873	23,227.413
	2007	$1.612498	$1.739305	31,894.403
	2006	$1.580617	$1.612498	16,904.736
	2005	$1.450314	$1.580617	0.000
	2004	$1.334243	$1.450314	0.000
	2003	$1.000000	$1.334243	0.000

Transamerica Templeton Global VP – Service Class	2009	$0.845780	$1.067419	365,892.613
Subaccount Inception Date May 1, 2000	2008	$1.524962	$0.845780	182,170.721
	2007	$1.343616	$1.524962	180,919.219
	2006	$1.149052	$1.343616	16,113.826
	2005	$1.085463	$1.149052	0.000
	2004	$1.207910	$1.085463	0.000
	2003	$1.000000	$1.207910	0.000

90

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Balanced VP – Service Class(6)	2009	$1.024219	$1.273336	307,804.354
Subaccount Inception Date May 1, 2002	2008	$1.538844	$1.024219	168,747.942
	2007	$1.375028	$1.538844	151,476.583
	2006	$1.280899	$1.375028	11,125.774
	2005	$1.203735	$1.280899	0.000
	2004	$1.099798	$1.203735	0.000
	2003	$1.000000	$1.099798	0.000

Transamerica Efficient Markets VP – Service Class	2009	$1.037124	$1.206694	185,963.835
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.037124	0.000

Transamerica Convertible Securities VP – Service Class	2009	$1.045137	$1.353255	133,842.546
Subaccount Inception Date May 1, 2002	2008	$1.680554	$1.045137	121,077.253
	2007	$1.439300	$1.680554	94,199.282
	2006	$1.317623	$1.439300	49,395.588
	2005	$1.289055	$1.317623	0.000
	2004	$1.155678	$1.289055	0.000
	2003	$1.000000	$1.155678	0.000

Transamerica WMC Diversified Growth VP – Service Class(7)	2009	$1.034414	$1.316212	4,709.842
Subaccount Inception Date May 1, 2000	2008	$1.946886	$1.034414	9,737.390
	2007	$1.699640	$1.946886	17,227.657
	2006	$1.588512	$1.699640	17,316.689
	2005	$1.383835	$1.588512	9,940.000
	2004	$1.212483	$1.383835	0.000
	2003	$1.000000	$1.212483	0.000

Transamerica Growth Opportunities VP – Service Class	2009	$1.203994	$1.622576	9,431.743
Subaccount Inception Date May 2, 2001	2008	$2.069592	$1.203994	8,468.206
	2007	$1.708229	$2.069592	8,468.206
	2006	$1.649588	$1.708229	0.000
	2005	$1.441358	$1.649588	0.000
	2004	$1.253265	$1.441358	0.000
	2003	$1.000000	$1.253265	0.000

Transamerica Money Market VP – Service Class	2009	$1.078019	$1.064264	1,385,586.053
Subaccount Inception Date January 1, 1995	2008	$1.068957	$1.078019	662,191.715
	2007	$1.033653	$1.068957	562,831.585
	2006	$1.002241	$1.033653	3,077.360
	2005	$0.989235	$1.002241	82,848.000
	2004	$0.994632	$0.989235	0.000
	2003	$1.000000	$0.994632	0.000

Transamerica Science & Technology VP – Service Class(8)	2009	$0.916649	$1.428719	69,526.938
Subaccount Inception Date May 1, 2001	2008	$1.816297	$0.916649	35,293.581
	2007	$1.388698	$1.816297	28,370.239
	2006	$1.396058	$1.388698	0.000
	2005	$1.388348	$1.396058	0.000
	2004	$1.307629	$1.388348	0.000
	2003	$1.000000	$1.307629	0.000

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.662697	$0.934838	36,197.415
Subaccount Inception Date January 1, 1995	2008	$1.000000	$0.662697	0.000

91

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica U.S. Government Securities VP – Service Class	2009	$1.148918	$1.181779	1,422,423.952
Subaccount Inception Date June 16, 1995	2008	$1.083556	$1.148918	78,519.582
	2007	$1.037718	$1.083556	46,600.889
	2006	$1.019980	$1.037718	49,992.154
	2005	$1.013133	$1.019980	41,575.000
	2004	$0.997393	$1.013133	0.000
	2003	$1.000000	$0.997393	0.000

Transamerica Value Balanced VP – Service Class	2009	$0.716378	$0.870860	99,716.520
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.716378	0.000

Transamerica Index 50 VP – Service Class	2009	$0.818886	$0.942001	3,789,642.728
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.818886	29,045.221

Transamerica Index 75 VP – Service Class	2009	$0.722717	$0.878829	7,926,176.014
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.722717	339,979.103

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999965	$1.024441	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999965	$0.998480	0.000

Transamerica Morgan Stanley Active International Allocation VP – Service Class(9)	2009	$1.402810	$1.740389	16,045.242
Subaccount Inception Date January 1, 1995	2008	$2.331513	$1.402810	15,718.089
	2007	$2.049025	$2.331513	16,412.659
	2006	$1.684932	$2.049025	4,836.223
	2005	$1.502279	$1.684932	4,862.000
	2004	$1.315176	$1.502279	0.000
	2003	$1.000000	$1.315176	0.000

Transamerica Multi Managed Large Cap Core VP – Service Class(10)	2009	$0.919121	$1.316406	73,937.283
Subaccount Inception Date January 1, 1995	2008	$1.611051	$0.919121	25,196.584
	2007	$1.498128	$1.611051	18,277.146
	2006	$1.378817	$1.498128	0.000
	2005	$1.279936	$1.378817	0.000
	2004	$1.152270	$1.279936	0.000
	2003	$1.000000	$1.152270	0.000

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(11)	2009	$0.919274	$1.453041	29,059.391
Subaccount Inception Date May 1, 2001	2008	$1.738726	$0.919274	18,869.713
	2007	$1.441000	$1.738726	18,029.909
	2006	$1.331937	$1.441000	5,542.390
	2005	$1.257274	$1.331937	0.000
	2004	$1.191283	$1.257274	0.000
	2003	$1.000000	$1.191283	0.000

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.148918	$1.181779	1,630,140.082
Subaccount Inception Date June 16, 1995	2008	$1.083556	$1.148918	1,781,689.599
	2007	$1.058647	$1.083556	46,584.571
	2006	$1.040541	$1.058647	0.000
	2005	$1.033562	$1.040541	0.000
	2004	$1.000000	$1.033562	0.000

Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.602185	$0.878240	57,902.473
Subaccount Inception Date May 1, 2002	2008	$1.268385	$0.602185	2,651.121
	2007	$1.267676	$1.268385	2,541.150
	2006	$1.136976	$1.267676	2,716.271
	2005	$1.092421	$1.136976	2,977.000
	2004	$0.998447	$1.092421	0.000
	2003	$1.000000	$0.998447	0.000

92

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.745125	$0.887962	11,784.298
Subaccount Inception Date May 1, 2002	2008	$1.315674	$0.745125	0.000
	2007	$1.192910	$1.315674	0.000
	2006	$1.139348	$1.192910	0.000
	2005	$1.062933	$1.139348	0.000
	2004	$1.012659	$1.062933	0.000
	2003	$1.000000	$1.012659	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.013273	1.242394	15,857.108
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.013273	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.816323	$0.969833	48,906.391
Subaccount Inception Date May 1, 2001	2008	$1.394446	$0.816323	11,198.554
	2007	$1.347197	$1.394446	1,703.788
	2006	$1.166530	$1.347197	0.000
	2005	$1.129734	$1.166530	0.000
	2004	$1.028983	$1.129734	0.000
	2003	$1.000000	$1.028983	0.000

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.755948	$1.023151	39,745.459
Subaccount Inception Date May 1, 2001	2008	$1.272565	$0.755948	28,151.423
	2007	$1.134725	$1.272565	28,274.344
	2006	$1.156857	$1.134725	1,319.024
	2005	$1.020390	$1.156857	0.000
	2004	$0.954070	$1.020390	0.000
	2003	$1.000000	$0.954070	0.000

American Funds – Asset Allocation Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989787	$1.008398	9,853.806

American Funds – Bond Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000908	$0.994105	9,975.985

American Funds – Growth-Income Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986811	$1.008648	9,838.747

American Funds – Growth Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986490	$1.003254	9,925.859

American Funds – International Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.982921	$0.980758	10,245.288

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.666486	$0.910073	962,030.914
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.666486	23,761.011

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$1.031203	$1.379022	232,778.514
Subaccount Inception Date May 1, 2000	2008	$1.822872	$1.031203	124,274.018
	2007	$1.574294	$1.822872	117,164.901
	2006	$1.431098	$1.574294	51,255.706
	2005	$1.242763	$1.431098	19,642.000
	2004	$1.093234	$1.242763	0.000
	2003	$1.000000	$1.093234	0.000

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.804068	$1.030945	27,265.098
Subaccount Inception Date May 1, 2000	2008	$1.424382	$0.804068	17,880.510
	2007	$1.424871	$1.424382	27,298.193
	2006	$1.203501	$1.424871	8,767.116
	2005	$1.154787	$1.203501	7,031.000
	2004	$1.051697	$1.154787	0.000
	2003	$1.000000	$1.051697	0.000

93

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.706947	$0.893030	68,831.482
Subaccount Inception Date May 1, 2001	2008	$1.359202	$0.706947	13,120.108
	2007	$1.087133	$1.359202	13,120.108
	2006	$1.033325	$1.087133	0.000
	2005	$0.992121	$1.033325	0.000
	2004	$0.974625	$0.992121	0.000
	2003	$1.000000	$0.974625	0.000

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.264573	$1.744598	73,921.943
Subaccount Inception Date May 1, 2000	2008	$2.121232	$1.264573	60,384.852
	2007	$1.863182	$2.121232	58,919.960
	2006	$1.679083	$1.863182	40,191.385
	2005	$1.441197	$1.679083	6,971.000
	2004	$1.171204	$1.441197	0.000
	2003	$1.000000	$1.171204	0.000

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.757994	$1.175913	13,197.133
Subaccount Inception Date May 1, 2002	2008	$1.576332	$0.757994	0.000
	2007	$1.514528	$1.576332	0.000
	2006	$1.322459	$1.514528	0.000
	2005	$1.307865	$1.322459	0.000
	2004	$1.163843	$1.307865	0.000
	2003	$1.000000	$1.163843	0.000

Franklin Income Securities Fund – Class 2	2009	$0.674255	$0.902535	558,942.861
Subaccount Inception Date May 1, 2007	2008	$0.971026	$0.674255	414,141.729
	2007	$1.000000	$0.971026	348,868.572

Mutual Shares Securities Fund – Class 2	2009	$0.599127	$0.745500	377,230.103
Subaccount Inception Date May 1, 2007	2008	$0.965072	$0.599127	300,540.262
	2007	$1.000000	$0.965072	263,370.577

Templeton Foreign Securities Fund – Class 2	2009	$0.629608	$0.851754	218,736.164
Subaccount Inception Date May 1, 2007	2008	$1.069777	$0.629608	130,657.426
	2007	$1.000000	$1.069777	61,087.667

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.990582	$1.269985	242,679.882
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.990582	0.000

GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988819	$1.004036	0.000

JPMorgan Insurance Trust Core Bond Portfolio
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.053431	206,049.464

JPMorgan Insurance Trust U.S. Equity Portfolio
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.352270	0.000

JPMorgan Insurance Trust International Equity Portfolio	2009	$0.952556	$1.419753	12,565.419
Subaccount Inception Date May 1, 2004	2008	$1.645453	$0.952556	10,865.412
	2007	$1.514528	$1.645453	12,378.075
	2006	$1.265527	$1.514528	11,642.606
	2005	$1.158107	$1.265527	0.000
	2004	$1.000000	$1.158107	0.000

JPMorgan Insurance Trust Mid Cap Value Portfolio	2009	$0.944162	$1.314457	0.000
Subaccount Inception Date May 1, 2004	2008	$1.432037	$0.944162	0.000
	2007	$1.416010	$1.432037	0.000
	2006	$1.227627	$1.416010	0.000
	2005	$1.138642	$1.227627	0.000
	2004	$1.000000	$1.138642	0.000

94

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust Small Cap Core Portfolio	2009	$0.879817	$1.323155	750.026
Subaccount Inception Date April 23, 2009	2008	$1.310470	$0.879817	966.466
	2007	$1.407397	$1.310470	1,072.265
	2006	$1.239623	$1.407397	7,383.841
	2005	$1.214218	$1.239623	6,282.000
	2004	$1.000000	$1.214218	0.000

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$1.039335	$1.481994	8,260.456
Subaccount Inception Date October 9, 2000	2008	$1.875424	$1.039335	0.000
	2007	$1.560633	$1.875424	0.000
	2006	$1.395231	$1.560633	0.000
	2005	$1.261578	$1.395231	0.000
	2004	$1.060809	$1.261578	0.000
	2003	$1.000000	$1.060809	0.000

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.702245	$0.952525	53,110.378
Subaccount Inception Date October 9, 2000	2008	$1.288974	$0.702245	37,088.063
	2007	$1.194022	$1.288974	27,754.435
	2006	$1.025549	$1.194022	0.000
	2005	$0.984054	$1.025549	0.000
	2004	$0.953700	$0.984054	0.000
	2003	$1.000000	$0.953700	0.000

MFS ® New Discovery Series – Service Class	2009	$0.719371	$1.156972	25,834.681
Subaccount Inception Date May 1, 2002	2008	$1.204962	$0.719371	3,812.610
	2007	$1.193842	$1.204962	3,368.624
	2006	$1.070861	$1.193842	0.000
	2005	$1.032777	$1.070861	0.000
	2004	$0.985079	$1.032777	0.000
	2003	$1.000000	$0.985079	0.000

MFS ® Total Return Series – Service Class	2009	$1.012358	$1.176500	341,765.201
Subaccount Inception Date May 1, 2002	2008	$1.320266	$1.012358	90,147.881
	2007	$1.286878	$1.320266	72,560.252
	2006	$1.167818	$1.286878	50,881.653
	2005	$1.53001	$1.167818	16,569.000
	2004	$1.052023	$1.53001	0.000
	2003	$1.000000	$1.052023	0.000

MTB Managed Allocation Fund – Moderate Growth II	2009	$0.867745	$1.076087	383,297.397
Subaccount Inception Date May 1, 2004	2008	$1.239441	$0.867745	390,506.434
	2007	$1.174699	$1.239441	113,680.986
	2006	$1.077644	$1.174699	94,224.555
	2005	$1.049665	$1.077644	62,987.000
	2004	$1.000000	$1.049665	0.000

Transamerica American Century Large Company Value VP – Initial Class(1)	2009	$0.871172	$1.032645	0.000
Subaccount Inception Date May 1, 2001	2008	$1.396009	$0.871172	0.000
	2007	$1.430194	$1.396009	0.000
	2006	$1.210492	$1.430194	0.000
	2005	$1.177364	$1.210492	0.000
	2004	$1.047037	$1.177364	0.000
	2003	$1.000000	$1.047037	0.000

95

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Initial Class	2009	$1.081182	$1.336542	0.000
Subaccount Inception Date May 1, 2002	2008	$1.389635	$1.081182	0.000
	2007	$1.323313	$1.389635	0.000
	2006	$1.224786	$1.323313	0.000
	2005	$1.179538	$1.224786	0.000
	2004	$1.089116	$1.179538	0.000
	2003	$1.000000	$1.089116	0.000

Transamerica Asset Allocation – Growth VP – Initial Class	2009	$0.940202	$1.204883	0.000
Subaccount Inception Date May 1, 2002	2008	$1.577851	$0.940202	0.000
	2007	$1.483425	$1.577851	0.000
	2006	$1.299672	$1.483425	0.000
	2005	$1.172954	$1.299672	0.000
	2004	$1.040631	$1.172954	0.000
	2003	$1.000000	$1.040631	0.000

Transamerica Asset Allocation – Moderate VP – Initial Class	2009	$1.070860	$1.336224	0.000
Subaccount Inception Date May 1, 2002	2008	$1.465301	$1.070860	0.000
	2007	$1.375068	$1.465301	0.000
	2006	$1.249478	$1.375068	0.000
	2005	$1.177978	$1.249478	0.000
	2004	$1.071274	$1.177978	0.000
	2003	$1.000000	$1.071274	0.000

Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2009	$1.018489	$1.288538	0.000
Subaccount Inception Date May 1, 2002	2008	$1.534546	$1.018489	0.000
	2007	$1.441971	$1.534546	0.000
	2006	$1.283146	$1.441971	0.000
	2005	$1.182586	$1.283146	0.000
	2004	$1.055085	$1.182586	0.000
	2003	$1.000000	$1.055085	0.000

Transamerica BlackRock Large Cap Value VP – Initial Class(1)(2)	2009	$1.079149	$1.214338	0.000
Subaccount Inception Date May 1, 2000	2008	$1.653630	$1.079149	0.000
	2007	$1.600985	$1.653630	0.000
	2006	$1.387034	$1.600985	0.000
	2005	$1.211837	$1.387034	0.000
	2004	$1.037373	$1.211837	0.000
	2003	$1.000000	$1.037373	0.000

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.348011	$1.775400	0.000
Subaccount Inception Date May 1, 2002	2008	$2.370020	$1.348011	0.000
	2007	$2.573569	$2.370020	0.000
	2006	$1.832327	$2.573569	0.000
	2005	$1.635687	$1.832327	0.000
	2004	$1.247170	$1.635687	0.000
	2003	$1.000000	$1.247170	0.000

Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$0.830889	$1.062934	0.000
Subaccount Inception Date May 2, 1997	2008	$1.343558	$0.830889	0.000
	2007	$1.302033	$1.343558	0.000
	2006	$1.143780	$1.302033	0.000
	2005	$1.119870	$1.143780	0.000
	2004	$1.021871	$1.119870	0.000
	2003	$1.000000	$1.021871	0.000

96

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Jennison Growth VP – Initial Class(3)	2009	$0.798516	$1.111472	0.000
Subaccount Inception Date December 13, 1996	2008	$1.284175	$0.798516	0.000
	2007	$1.166632	$1.284175	0.000
	2006	$1.159008	$1.166632	0.000
	2005	$1.031770	$1.159008	0.000
	2004	$0.957795	$1.031770	0.000
	2003	$1.000000	$0.957795	0.000

Transamerica Focus VP – Initial Class(4)	2009	$0.832433	$1.051095	0.000
Subaccount Inception Date May 1, 2000	2008	$1.325226	$0.832433	0.000
	2007	$1.328787	$1.325226	0.000
	2006	$1.135338	$1.328787	0.000
	2005	$1.105003	$1.135338	0.000
	2004	$1.025659	$1.105003	0.000
	2003	$1.000000	$1.025659	0.000

Transamerica AEGON High Yield Bond VP – Initial Class(5)	2009	$1.018657	$1.480603	0.000
Subaccount Inception Date June 21, 1999	2008	$1.379583	$1.018657	0.000
	2007	$1.372181	$1.379583	0.000
	2006	$1.252826	$1.372181	0.000
	2005	$1.246462	$1.252826	0.000
	2004	$1.150343	$1.246462	0.000
	2003	$1.000000	$1.150343	0.000

Transamerica MFS International Equity VP – Initial Class	2009	$1.029702	$1.348706	0.000
Subaccount Inception Date May 1, 2001	2008	$1.612043	$1.029702	0.000
	2007	$1.496170	$1.612043	0.000
	2006	$1.231481	$1.496170	0.000
	2005	$1.105264	$1.231481	0.000
	2004	$0.979225	$1.105264	0.000
	2003	$1.000000	$0.979225	0.000

Transamerica Marsico Growth VP – Initial Class(3)	2009	$1.021904	$1.277479	0.000
Subaccount Inception Date May 1, 2000	2008	$1.753052	$1.021904	0.000
	2007	$1.475008	$1.753052	0.000
	2006	$1.418087	$1.475008	0.000
	2005	$1.322924	$1.418087	0.000
	2004	$1.193911	$1.322924	0.000
	2003	$1.000000	$1.193911	0.000

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.206188	$1.381646	0.000
Subaccount Inception Date May 1, 2002	2008	$1.257002	$1.206188	0.000
	2007	$1.168829	$1.257002	0.000
	2006	$1.136148	$1.168829	0.000
	2005	$1.124682	$1.136148	0.000
	2004	$1.090330	$1.124682	0.000
	2003	$1.000000	$1.090330	0.000

Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2009	$0.919503	$1.138448	0.000
Subaccount Inception Date June 28, 1995	2008	$1.454816	$0.919503	0.000
	2007	$1.426503	$1.454816	0.000
	2006	$1.214671	$1.426503	0.000
	2005	$1.181867	$1.214671	0.000
	2004	$1.042793	$1.181867	0.000
	2003	$1.000000	$1.042793	0.000

97

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Growth Stock VP – Initial Class(3)	2009	$0.828338	$1.171869	0.000
Subaccount Inception Date April 28, 1995	2008	$1.456316	$0.828338	0.000
	2007	$1.342311	$1.456316	0.000
	2006	$1.199234	$1.342311	0.000
	2005	$1.144273	$1.199234	0.000
	2004	$1.055194	$1.144273	0.000
	2003	$1.000000	$1.055194	0.000

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.854110	$1.169467	0.000
Subaccount Inception Date May 1, 2000	2008	$1.357315	$0.854110	0.000
	2007	$1.254498	$1.357315	0.000
	2006	$1.226760	$1.254498	0.000
	2005	$1.123465	$1.226760	0.000
	2004	$1.031215	$1.123465	0.000
	2003	$1.000000	$1.031215	0.000

Transamerica Templeton Global VP – Initial Class	2009	$0.878472	$1.112797	0.000
Subaccount Inception Date May 1, 2000	2008	$1.579962	$0.878472	0.000
	2007	$1.388874	$1.579962	0.000
	2006	$1.184338	$1.388874	0.000
	2005	$1.116318	$1.184338	0.000
	2004	$0.928396	$1.116318	0.000
	2003	$1.000000	$0.928396	0.000

Transamerica Balanced VP – Initial Class(6)	2009	$0.997234	$1.243310	0.000
Subaccount Inception Date May 1, 2002	2008	$1.494481	$0.997234	0.000
	2007	$1.332696	$1.494481	0.000
	2006	$1.237092	$1.332696	0.000
	2005	$1.160714	$1.237092	0.000
	2004	$1.057833	$1.160714	0.000
	2003	$1.000000	$1.057833	0.000

Transamerica Convertible Securities VP – Initial Class	2009	$1.032458	$1.338197	0.000
Subaccount Inception Date May 1, 2002	2008	$1.656873	$1.032458	0.000
	2007	$1.414865	$1.656873	0.000
	2006	$1.292368	$1.414865	0.000
	2005	$1.260191	$1.292368	0.000
	2004	$1.127956	$1.260191	0.000
	2003	$1.000000	$1.127956	0.000

Transamerica WMC Diversified Growth VP – Initial Class(7)	2009	$0.942915	$1.202573	0.000
Subaccount Inception Date May 1, 2000	2008	$1.769136	$0.942915	0.000
	2007	$1.541267	$1.769136	0.000
	2006	$1.436101	$1.541267	0.000
	2005	$1.248282	$1.436101	0.000
	2004	$1.091940	$1.248282	0.000
	2003	$1.000000	$1.091940	0.000

Transamerica Growth Opportunities VP – Initial Class	2009	$0.997481	$1.347642	0.000
Subaccount Inception Date May 2, 2001	2008	$1.710005	$0.997481	0.000
	2007	$1.407439	$1.710005	0.000
	2006	$1.356483	$1.407439	0.000
	2005	$1.182204	$1.356483	0.000
	2004	$1.026868	$1.182204	0.000
	2003	$1.000000	$1.026868	0.000

98

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Money Market VP – Initial Class	2009	$1.090459	$1.077875	0.000
Subaccount Inception Date January 1, 1995	2008	$1.078853	$1.090459	0.000
	2007	$1.040621	$1.078853	0.000
	2006	$1.006491	$1.040621	0.000
	2005	$0.990971	$1.006491	0.000
	2004	$0.993896	$0.990971	0.000
	2003	$1.000000	$0.993896	0.000

Transamerica Science & Technology VP – Initial Class(8)	2009	$0.758555	$1.181397	0.000
Subaccount Inception Date May 1, 2001	2008	$1.494887	$0.758555	0.000
	2007	$1.140761	$1.494887	0.000
	2006	$1.144051	$1.140761	0.000
	2005	$1.135476	$1.144051	0.000
	2004	$1.064476	$1.135476	0.000
	2003	$1.000000	$1.064476	0.000

Transamerica U.S. Government Securities VP – Initial Class	2009	$1.237053	$1.275736	0.000
Subaccount Inception Date June 16, 1995	2008	$1.163996	$1.237053	0.000
	2007	$1.111955	$1.163996	0.000
	2006	$1.090697	$1.111955	0.000
	2005	$1.080729	$1.090697	0.000
	2004	$1.059877	$1.080729	0.000
	2003	$1.000000	$1.059877	0.000

Transamerica Morgan Stanley Active International Allocation VP – Initial Class(9)	2009	$1.167904	$1.451334	0.000
Subaccount Inception Date January 1, 1995	2008	$1.934279	$1.167904	0.000
	2007	$1.695068	$1.934279	0.000
	2006	$1.390238	$1.695068	0.000
	2005	$1.237571	$1.390238	0.000
	2004	$1.080388	$1.237571	0.000
	2003	$1.000000	$1.080388	0.000

Transamerica Multi Managed Large Cap Core VP – Initial Class(10)	2009	$0.843426	$1.210691	0.000
Subaccount Inception Date January 1, 1995	2008	$1.475270	$0.843426	0.000
	2007	$1.368013	$1.475270	0.000
	2006	$1.255965	$1.368013	0.000
	2005	$1.162777	$1.255965	0.000
	2004	$1.044706	$1.162777	0.000
	2003	$1.000000	$1.044706	0.000

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(11)	2009	$0.715572	$1.134188	0.000
Subaccount Inception Date May 1, 2001	2008	$1.349671	$0.715572	0.000
	2007	$1.115871	$1.349671	0.000
	2006	$1.028462	$1.115871	0.000
	2005	$0.968672	$1.028462	0.000
	2004	$0.915881	$0.968672	0.000
	2003	$1.000000	$0.915881	0.000

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class(1)	2009	$0.794182	$0.941857	2,247.008
Subaccount Inception Date May 1, 2001	2008	$1.272009	$0.794182	2,250.050
	2007	$1.302518	$1.272009	2,252.434
	2006	$1.101883	$1.302518	2,254.497
	2005	$1.000000	$1.101883	0.000

99

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Initial Class	2009	$1.084764	$1.341624	0.000
Subaccount Inception Date May 1, 2002	2008	$1.393535	$1.084764	0.000
	2007	$1.326374	$1.393535	0.000
	2006	$1.227011	$1.326374	0.000
	2005	$1.000000	$1.227011	0.000

Transamerica Asset Allocation – Growth VP – Initial Class	2009	$0.943304	$1.209469	0.000
Subaccount Inception Date May 1, 2002	2008	$1.582269	$0.943304	0.000
	2007	$1.486851	$1.582269	0.000
	2006	$1.302034	$1.486851	0.000
	2005	$1.000000	$1.302034	0.000

Transamerica Asset Allocation – Moderate VP – Initial Class	2009	$1.074425	$1.341335	0.000
Subaccount Inception Date May 1, 2002	2008	$1.469438	$1.074425	0.000
	2007	$1.378257	$1.469438	0.000
	2006	$1.251752	$1.378257	0.000
	2005	$1.000000	$1.251752	0.000

Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2009	$1.021885	$1.293468	123,520.505
Subaccount Inception Date May 1, 2002	2008	$1.538888	$1.021885	0.000
	2007	$1.445324	$1.538888	0.000
	2006	$1.285492	$1.445324	0.000
	2005	$1.000000	$1.285492	0.000

Transamerica BlackRock Large Cap Value VP – Initial Class(1)(2)	2009	$1.070125	$1.204776	32,160.498
Subaccount Inception Date May 1, 2000	2008	$1.638984	$1.070125	6,038.582
	2007	$1.586029	$1.638984	6,047.242
	2006	$1.373411	$1.586029	0.000
	2005	$1.000000	$1.373411	0.000

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.352468	$1.782147	8,540.821
Subaccount Inception Date May 1, 2002	2008	$2.376670	$1.352468	8,552.397
	2007	$2.579503	$2.376670	8,561.451
	2006	$1.835653	$2.579503	13,660.636
	2005	$1.000000	$1.835653	0.000

Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$0.695084	$0.889633	80,871.006
Subaccount Inception Date May 2, 1997	2008	$1.123403	$0.695084	94,033.501
	2007	$1.088148	$1.123403	116,932.845
	2006	$0.955422	$1.088148	82,592.509
	2005	$1.000000	$0.955422	49,854.000

Transamerica Jennison Growth VP – Initial Class(3)	2009	$0.634782	$0.884015	15,699.102
Subaccount Inception Date December 13, 1996	2008	$1.020357	$0.634782	15,736.073
	2007	$0.926507	$1.020357	22,742.331
	2006	$0.919997	$0.926507	29,119.158
	2005	$1.000000	$0.919997	24,001.000

Transamerica Focus VP – Initial Class(4)	2009	$0.764045	$0.965218	0.000
Subaccount Inception Date May 1, 2000	2008	$1.215742	$0.764045	0.000
	2007	$1.218398	$1.215742	0.000
	2006	$1.040511	$1.218398	0.000
	2005	$1.000000	$1.040511	0.000

Transamerica AEGON High Yield Bond VP – Initial Class(5)	2009	$1.020431	$1.483913	2,916.915
Subaccount Inception Date June 21, 1999	2008	$1.381306	$1.020431	2,926.523
	2007	$1.373205	$1.381306	5,667.223
	2006	$1.253150	$1.373205	0.000
	2005	$1.000000	$1.253150	0.000

100

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS International Equity VP – Initial Class	2009	$0.837955	$1.098102	0.000
Subaccount Inception Date May 1, 2001	2008	$1.311199	$0.837955	0.000
	2007	$1.216347	$1.311199	0.000
	2006	$1.000666	$1.216347	0.000
	2005	$1.000000	$1.000666	0.000

Transamerica Marsico Growth VP – Initial Class(3)	2009	$0.692121	$0865639	28,349.651
Subaccount Inception Date May 1, 2000	2008	$1.186728	$0.692121	28,345.651
	2007	$0.998009	$1.186728	28,345.651
	2006	$0.959028	$0.998009	0.000
	2005	$1.000000	$0.959028	0.000

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.210180	$1.386905	539.902
Subaccount Inception Date May 1, 2002	2008	$1.260541	$1.210180	542.739
	2007	$1.171534	$1.260541	10,129.876
	2006	$1.138214	$1.171534	0.000
	2005	$1.000000	$1.138214	0.000

Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2009	$0.933660	$1.156556	100,594.035
Subaccount Inception Date June 28, 1995	2008	$1.476501	$0.933660	111,053.718
	2007	$1.447058	$1.476501	126,967.799
	2006	$1.231572	$1.447058	104,045.248
	2005	$1.000000	$1.231572	75,560.000

Transamerica T. Rowe Price Growth Stock VP – Initial Class(3)	2009	$0.724573	$1.025585	103,663.609
Subaccount Inception Date April 28, 1995	2008	$1.273242	$0.724573	112,362.641
	2007	$1.172985	$1.273242	137,797.719
	2006	$1.047441	$1.172985	52,151.648
	2005	$1.000000	$1.047441	23,685.000

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.789781	$1.081922	0.000
Subaccount Inception Date May 1, 2000	2008	$1.254462	$0.789781	0.000
	2007	$1.158869	$1.254462	0.000
	2006	$1.132689	$1.158869	0.000
	2005	$1.000000	$1.132689	0.000

Transamerica Balanced VP – Initial Class(6)	2009	$1.000543	$1.248058	0.000
Subaccount Inception Date May 1, 2002	2008	$1.498683	$1.000543	0.000
	2007	$1.335781	$1.498683	0.000
	2006	$1.239342	$1.335781	0.000
	2005	$1.000000	$1.239342	0.000

Transamerica Convertible Securities VP – Initial Class	2009	$1.035882	$1.343302	0.000
Subaccount Inception Date May 1, 2002	2008	$1.661544	$1.035882	0.000
	2007	$1.418146	$1.661544	0.000
	2006	$1.294720	$1.418146	0.000
	2005	$1.000000	$1.294720	0.000

Transamerica WMC Diversified Growth VP – Initial Class(7)	2009	$0.751847	$0.959353	146,106.331
Subaccount Inception Date May 1, 2000	2008	$1.409942	$0.751847	159,591.103
	2007	$1.227724	$1.409942	197,099.338
	2006	$1.143396	$1.227724	124,662.002
	2005	$1.000000	$1.143396	0.000

Transamerica Growth Opportunities VP – Initial Class	2009	$1.184124	$1.600591	0.000
Subaccount Inception Date May 2, 2001	2008	$2.028961	$1.184124	1,571.210
	2007	$1.669130	$2.028961	1,573.463
	2006	$1.607904	$1.669130	0.000
	2005	$1.000000	$1.607904	0.000

101

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Money Market VP – Initial Class	2009	$1.107014	$1.094790	0.000
Subaccount Inception Date January 1, 1995	2008	$1.094695	$1.107014	3,788.167
	2007	$1.055380	$1.094695	3,795.746
	2006	$1.020274	$1.055380	0.000
	2005	$1.000000	$1.020274	0.000

Transamerica Science & Technology VP – Initial Class(8)	2009	$0.504308	$0785809	0.000
Subaccount Inception Date May 1, 2001	2008	$0.993336	$0.504308	0.000
	2007	$0.757657	$0.993336	0.000
	2006	$0.759472	$0.757657	0.000
	2005	$1.000000	$0.759472	0.000

Transamerica Small/Mid Cap Value VP – Initial Class	2009	$1.192595	$1.686857	120,164.570
Subaccount Inception Date January 1, 1995	2008	$2.042093	$1.192595	130,365.563
	2007	$1.657650	$2.042093	133,419.182
	2006	$1.421656	$1.657650	55,649.194
	2005	$1.000000	$1.421656	21,203.000

Transamerica U.S. Government Securities VP – Initial Class	2009	$1.263925	$1.304088	0.000
Subaccount Inception Date June 16, 1995	2008	$1.188702	$1.263925	3,812.614
	2007	$1.134988	$1.188702	3,820.239
	2006	$1.112738	$1.134988	0.000
	2005	$1.000000	$1.112738	0.000

Transamerica Morgan Stanley Active International Allocation VP – Initial Class(9)	2009	$0.967802	$1.203254	20,037.173
Subaccount Inception Date January 1, 1995	2008	$1.602061	$0.967802	29,379.807
	2007	$1.403238	$1.602061	29,417.215
	2006	$1.150322	$1.403238	42,488.649
	2005	$1.000000	$1.150322	29,073.000

Transamerica Multi Managed Large Cap Core VP – Initial Class(10)	2009	$0.771208	$1.107576	17,098.019
Subaccount Inception Date January 1, 1995	2008	$1.348278	$0.771208	17,098.019
	2007	$1.249638	$1.348278	17,098.019
	2006	$1.146722	$1.249638	29,525.647
	2005	$1.000000	$1.146722	0.000

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(11)	2009	$0.528867	$0.838670	0.000
Subaccount Inception Date May 1, 2001	2008	$0.997022	$0.528867	0.000
	2007	$0.823890	$0.997022	0.000
	2006	$0.758974	$0.823890	0.000
	2005	$1.000000	$0.758974	0.000

Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.604186	$0.881600	2,658.315
Subaccount Inception Date May 1, 2002	2008	$1.271980	$0.604186	2,677.626
	2007	$1.270636	$1.271980	2,701.878
	2006	$1.139065	$1.270636	0.000
	2005	$1.000000	$1.139065	0.000

Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.747594	$0.891339	0.000
Subaccount Inception Date May 1, 2002	2008	$1.319374	$0.747594	0.000
	2007	$1.195666	$1.319374	0.000
	2006	$1.141419	$1.195666	0.000
	2005	$1.000000	$1.141419	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.738833	$0.878204	3,582.663
Subaccount Inception Date May 1, 2001	2008	$1.261449	$0.738833	3,607.264
	2007	$1.218097	$1.261449	6,882.984
	2006	$1.054234	$1.218097	0.000
	2005	$1.000000	$1.054234	0.000

102

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.565961	$0.766396	0.000
Subaccount Inception Date May 1, 2001	2008	$0.952272	$0.565961	0.000
	2007	$0.848701	$0.952272	0.000
	2006	$0.864830	$0.848701	0.000
	2005	$1.000000	$0.864830	0.000

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$1.012451	$1.354615	47,688.153
Subaccount Inception Date May 1, 2000	2008	$1.788832	$1.012451	47,688.153
	2007	$1.544135	$1.788832	54,756.448
	2006	$1.402996	$1.544135	0.000
	2005	$1.000000	$1.402996	0.000

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.755259	$0.968848	623.339
Subaccount Inception Date May 1, 2000	2008	$1.337242	$0.755259	626.617
	2007	$1.337042	$1.337242	3,470.643
	2006	$1.128753	$1.337042	0.000
	2005	$1.000000	$1.128753	0.000

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.569269	$0.719468	0.000
Subaccount Inception Date May 1, 2001	2008	$1.093944	$0.569269	0.000
	2007	$0.874541	$1.093944	0.000
	2006	$0.830834	$0.874541	0.000
	2005	$1.000000	$0.830834	0.000

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.351755	$1.865781	45,716.904
Subaccount Inception Date May 1, 2000	2008	$2.266360	$1.351755	45,716.904
	2007	$1.989658	$2.266360	48,791.087
	2006	$1.792176	$1.989658	0.000
	2005	$1.000000	$1.792176	0.000

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.760482	$1.180361	0.000
Subaccount Inception Date May 1, 2002	2008	$1.580730	$0.760482	0.000
	2007	$1.517999	$1.580730	0.000
	2006	$1.324841	$1.517999	0.000
	2005	$1.000000	$1.324841	0.000

Franklin Income Securities Fund – Class 2	2009	$0.674813	$0.903723	0.000
Subaccount Inception Date May 1, 2007	2008	$0.971353	$0.674813	0.000
	2007	$1.000000	$0.971353	0.000

Mutual Shares Securities Fund – Class 2	2009	$0.599635	$0.746489	0.000
Subaccount Inception Date May 1, 2007	2008	$0.965403	$0.599635	0.000
	2007	$1.000000	$0.965403	0.000

Templeton Foreign Securities Fund – Class 2	2009	$0.630121	$0.852876	0.000
Subaccount Inception Date May 1, 2007	2008	$1.070130	$0.630121	0.000
	2007	$1.000000	$1.070130	0.000

JPMorgan Insurance Trust Core Bond Portfolio
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.053799	0.000

JPMorgan Insurance Trust International Equity Portfolio
Subaccount Inception Date April 27, 2009	2009	$1.000000	$1.420219	0.000

JPMorgan Insurance Trust U.S. Equity Portfolio
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.352727	0.000

JPMorgan Insurance Trust Mid Cap Value Portfolio
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.314897	40,389.121

JPMorgan Insurance Trust Small Cap Core Portfolio
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.323602	0.000

103

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares	2009	$0.714794	$1.019736	0.000
Subaccount Inception Date October 9, 2000	2008	$1.289164	$0.714794	0.000
	2007	$1.072245	$1.289164	0.000
	2006	$0.958132	$1.072245	0.000
	2005	$1.000000	$0.958132	0.000

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.553819	$0.751573	0.000
Subaccount Inception Date October 9, 2000	2008	$1.016044	$0.553819	0.000
	2007	$0.940727	$1.016044	0.000
	2006	$0.807605	$0.940727	0.000
	2005	$1.000000	$0.807605	0.000

MFS ® New Discovery Series – Service Class	2009	$0.721754	$1.161385	0.000
Subaccount Inception Date May 1, 2002	2008	$1.208354	$0.721754	0.000
	2007	$1.196609	$1.208354	0.000
	2006	$1.072810	$1.196609	0.000
	2005	$1.000000	$1.072810	0.000

MFS ® Total Return Series – Service Class	2009	$1.015691	$1.180963	0.000
Subaccount Inception Date May 1, 2002	2008	$1.323958	$1.015691	0.000
	2007	$1.289840	$1.323958	0.000
	2006	$1.169929	$1.289840	0.000
	2005	$1.000000	$1.169929	0.000

(1)	Transamerica American Century Large Company Value VP and Transamerica T. Rowe Price Equity Income VP merged into Transamerica BlackRock Large Cap Value VP.
(2)	Transamercia Capital Guardian Value VP merged into Transamerica BlackRock Large Cap Value VP.
(3)	Transamerica Marsico Growth VP and Transamercia T. Rowe Price Growth Stock VP merged into Transamerica Jennison Growth VP.
(4)	Formerly known as Transmerica Legg Mason Partners All Cap VP.
(5)	Formerly known as Transmerica MFS High Yeild VP.
(6)	Transamerica Value Balanced VP merged into Transamerica Balanced VP.
(7)	Formerly known as Transamerica Equity VP.
(8)	Transamerica Science & Technology VP merged into Transamerica Templeton Global VP. Transamerica Templeton Global VP changed its name to Transamerica Diversified Equity VP.
(9)	Formerly known as Transamerica Van Kampen Active International Allocation VP.
(10)	Formerly known as Transamerica Van Kampen Large Cap Core VP.
(11)	Formerly known as Transamerica Van Kampen Mid-Cap Growth VP.
(12)	References to “AIM” have been replaced with “Invesco” due to branding changes.

104

APPENDIX

OA METHOD TRANSFERS

To make the Retirement Income Choice 1.2 Benefit available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the OA Subaccount. We determine the amount and timing of OA Method transfers between the investment options and the OA Subaccount according to a mathematical model.

The mathematical model is designed to calculate how much of your policy value should be allocated to the OA Subaccount. Based on this calculation, transfers into or out of the OA Subaccount will occur (subject to the previously disclosed thresholds). The formula is:

Percent of Policy Value required in OA Subaccount (or X) =

e-Dividend*Time *(1- NormDist(d1))

where:

e = Base of the Natural Logarithm

NormDist = Cumulative Standard Normal Distribution

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the OA Subaccount, we must first calculate d1:

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

where:

ln = Natural Logarithm Function

G = Guarantee Ratio

R = Rate

F = Fees

V = Volatility

T = Time

After calculating d1, the percent of policy value required in the OA Subaccount can be calculated. Once calculated, appropriate transfers into or out of the OA Subaccount will occur (subject to the thresholds).

Following is a brief discussion of the values used in the formula.

The POLICY VALUE includes the value in both the investment options and in the OA Subaccount.

The GUARANTEE RATIO is the policy value divided by the greater of (1) premiums minus any adjusted partial withdrawals or (2) present value of rider withdrawal amount (the present value of the rider amount looks at the sum of the expected lifetime payments discounted using a factor of [5.5]).

105

OA METHOD TRANSFERS — (Continued)

The RATE is the interest rate used for the OA Method. It is based on a long-term expectation based on historical interest rates and may vary over time.

The FEES is an approximation of average policy fees and charges associated with policies that have elected the RIC 1.2 rider. This value may change over time.

The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.

The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.

The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE OA SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the OA Subaccount.

The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.

The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

Example:

Day 1: Policy Value Declines by 10%

For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:

Guarantee Ratio = 90%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

First we calculate d1.

d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1=[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1=.658832

106

OA METHOD TRANSFERS — (Continued)

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the OA Subaccount.

Percent of Policy Value in OA Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))

X= (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))

X = 13.9948%

Therefore, 13.9948% of the policy value is transferred to the OA Subaccount, resulting in a total transfer of $12,595.32.

Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline

For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:

Guarantee Ratio = 105%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

First we calculate d1.

d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1=[ln(1.05)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1= 1.003524

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the OA Subaccount.

Percent of Policy Value in OA Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))

X= (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))

X = 8.6605%

While the mathematical model would suggest we transfer only a portion of the policy value in the OA Subaccount into your investment options (leaving 8.6605% in the OA Subaccount), all of the policy value in the OA Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the OA Subaccount.

107

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Financial Life Insurance Company

Years Ended December 31, 2009, 2008 and 2007

Transamerica Financial Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2009, 2008 and 2007

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Financial Life Insurance Company (the Company) as of December 31, 2009 and 2008, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2009. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Financial Life Insurance Company at December 31, 2009 and 2008, or the results of its operations or its cash flow for each of the three years in the period ended December 31,2009.

A member firm of Ernst & Young Global Limited

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Financial Life Insurance Company at December 31, 2009 and 2008, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2009, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York. Also, in our opinion, the related financial statements schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, at December 31, 2009, Transamerica Financial Life Insurance Company, changed its accounting for deferred income taxes in accordance with Statements of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes-Revised, A Temporary Replacement of SSAP No. 10. Also, as discussed in Note 1 to the financial statements, during 2009, Transamerica Financial Life Insurance Company, changed its accounting for investments in loan backed and structured in accordance with SSAP No.43R, Loan-backed and structured Securities.

April 9, 2010

2

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	December 31
	2009	2008
Admitted assets
Cash and invested assets:
Bonds	$7,954,681	$6,460,209
Preferred stocks	3,037	179,333
Common stocks
Affiliated entities (cost: 2009 - $4,402; 2008 - $3,288)	4,685	3,472
Unaffiliated (cost: 2009 - $2,731; 2008 - $2,579)	3,965	1,218
Mortgage loans on real estate	966,783	1,174,686
Real estate	—	5,006
Policy loans	59,654	56,962
Cash, cash equivalents and short-term investments	215,352	940,429
Derivatives	46,824	236,150
Other invested assets	112,450	130,446
Other invested asset receivable	—	20,000

Total cash and invested assets	9,367,431	9,207,911

Premiums deferred and uncollected	73,836	69,755
Due and accrued investment income	98,730	86,827
Net deferred income tax asset	45,545	22,230
Reinsurance receivable	14,641	21,422
Federal income tax recoverable	6,520	74,182
Receivable from parent, subsidiaries and affiliates	68,940	64,189
Accounts receivable	24,280	93,315
Other admitted assets	2,899	4,842
Separate account assets	11,234,250	9,108,569

Total admitted assets	$20,937,072	$18,753,242

3

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	December 31
	2009	2008
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$1,081,922	$1,020,415
Annuity	6,934,802	6,867,636
Accident and health	110,687	106,652
Policy and contract claim reserves:
Life	69,745	77,182
Annuity	616	558
Accident and health	15,679	15,956
Liability for deposit-type contracts	160,093	306,717
Other policyholders’ funds	821	931
Transfers to separate accounts due or accrued	15,477	12,081
Remittances and items not allocated	142,534	226,912
Asset valuation reserve	88,989	83,891
Interest maintenance reserve	52,358	40,958
Funds held under coinsurance and other reinsurance treaties	222	1,062
Reinsurance in unauthorized companies	3,718	26,135
Commissions and expense allowances payable on reinsurance assumed	11,244	11,551
Payable for securities	55,073	—
Payable to parent, subsidiaries and affiliates	26,480	49,705
Derivatives	10,214	6,259
Other liabilities	19,223	46,946
Separate account liabilities	11,225,549	9,090,611

Total liabilities	20,025,446	17,992,158

Capital and surplus:
Common stock, $125 per share par value, 16,466 shares authorized, issued and outstanding	2,058	2,058
Preferred stock, $10 per share par value, 44,175 shares authorized, issued and outstanding	442	442
Aggregate write-ins for other than special surplus funds	27,585	—
Surplus notes	150,000	150,000
Paid-in surplus	849,460	849,475
Special surplus	3,753	2,235
Unassigned deficit	(121,672)	(243,126)

Total capital and surplus	911,626	761,084

Total liabilities and capital and surplus	$20,937,072	$18,753,242

See accompanying notes.

4

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2009	2008	2007
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$386,415	$380,506	$374,806
Annuity	3,871,445	4,161,192	3,109,527
Accident and health	70,664	55,625	55,118
Net investment income	505,584	465,217	427,355
Amortization of interest maintenance reserve	2,280	3,803	5,846
Commissions and expense allowances on reinsurance ceded	56,903	58,708	60,183
Income from fees associated with investment management, administration and contract guarantees for separate accounts	73,404	67,062	71,419
Consideration on reinsurance transaction	1,135	30,375	15,520
Other income	19,256	15,373	9,871

	4,987,086	5,237,861	4,129,645

Benefits and expenses:
Benefits paid or provided for:
Life and accident and health benefits	303,056	307,113	282,502
Annuity benefits	92,860	98,944	62,548
Surrender benefits	2,221,500	2,727,901	2,724,328
Other benefits	14,680	15,351	17,254
Increase in aggregate reserves for policies and contracts:
Life	61,506	35,730	37,066
Annuity	71,743	1,195,782	119,658
Accident and health	4,035	70,718	310

	2,769,380	4,451,539	3,243,666

Insurance expenses:
Commissions	139,330	155,498	127,354
General insurance expenses	120,464	125,036	98,975
Taxes, licenses and fees	7,656	7,761	8,763
Net transfers to separate accounts	1,367,434	877,216	456,130
Experience refunds	31,650	8,160	45,429
Interest on surplus notes	9,375	6,250	—
Other expenses (benefits)	(9,572)	6,560	(3,848)

	1,666,337	1,186,481	732,803

Total benefits and expenses	4,435,717	5,638,020	3,976,469

Gain (loss) from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	551,369	(400,159)	153,176
Dividends to policyholders	17	3	6

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses) on investments	551,352	(400,162)	153,170
Federal income tax expense (benefit)	40,971	(25,620)	36,347

Gain (loss) from operations before net realized capital gains (losses) on investments	510,381	(374,542)	116,823
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts tranferred to/from interest maintenance reserve)	(185,003)	27,212	7,937

Net income (loss)	$325,378	$(347,330)	$124,760

See accompanying notes.

5

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Special Surplus	Unassigned Surplus/ (Deficit)	Total Capital and Surplus
Balance at January 1, 2007	$2,058	$442	$—	$602,130	$2,825	$280,622	$888,077
Net income	—	—	—	—	966	123,794	124,760
Change in nonadmitted assets	—	—	—	—	—	32,372	32,372
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	12,415	12,415
Change in net unrealized foreign capital gains/losses, net of tax	—	—	—	—	—	11	11
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	(13,594)	(13,594)
Change in asset valuation reserve	—	—	—	—	—	(10,695)	(10,695)
Change in net deferred income tax asset	—	—	—	—	—	(21,027)	(21,027)
Change in surplus as result of reinsurance	—	—	—	—	—	(995)	(995)
Change in surplus in separate accounts	—	—	—	—	—	2,582	2,582
Dividends to stockholders	—	—	—	—	—	(200,000)	(200,000)
Return of capital related to stock appreciation rights plan of indirect parent	—	—	—	(611)	—	—	(611)

Balance at December 31, 2007	2,058	442	—	601,519	3,791	205,485	813,295
Net loss	—	—	—	—	(1,556)	(345,774)	(347,330)
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	134,817	134,817
Change in net unrealized foreign capital gains/losses, net of tax	—	—	—	—	—	(20)	(20)
Change in nonadmitted assets	—	—	—	—	—	(45,718)	(45,718)
Change in asset valuation reserve	—	—	—	—	—	17,288	17,288
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	(6,668)	(6,668)
Change in reserve on account of change in valuation basis	—	—	—	—	—	(42,622)	(42,622)
Surplus contributed to separate account	—	—	—	—	—	(249)	(249)
Other changes in surplus in separate account statement	—	—	—	—	—	15,257	15,257
Capital contribution	—	—	—	250,000	—	—	250,000
Dividends to stockholders	—	—	—	—	—	(300,000)	(300,000)
Change in net deferred income tax asset	—	—	—	—	—	98,934	98,934
Change in surplus as result of reinsurance	—	—	—	—	—	(995)	(995)
Change in surplus notes	—	—	150,000	—	—	—	150,000
Correction of an error - Guaranteed Minimum Withdrawal Benefits reserves	—	—	—	—	—	38,457	38,457
Correction of interest on taxes	—	—	—	—	—	368	368
Change in deferred premiums - reserve valuation change	—	—	—	—	—	(11,686)	(11,686)
Return of capital related to stock appreciation rights plan of indirect parent	—	—	—	(2,044)	—	—	(2,044)

Balance at December 31, 2008	$2,058	$442	$150,000	$849,475	$2,235	$(243,126)	$761,084

6

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Special Surplus	Unassigned Surplus/ (Deficit)	Total Capital and Surplus
Balance at December 31, 2008	$2,058	$442	$—	$150,000	$849,475	$2,235	$(243,126)	$761,084
Cumulative effect of change in accounting principles	—	—	—	—	—	—	(5,198)	(5,198)
Net income	—	—	—	—	—	1,518	323,860	325,378
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	(129,137)	(129,137)
Change in net unrealized foreign capital gains/losses, net of tax	—	—	—	—	—	—	(3)	(3)
Change in nonadmitted assets	—	—	—	—	—	—	16,240	16,240
Change in asset valuation reserve	—	—	—	—	—	—	(5,098)	(5,098)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	—	22,417	22,417
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	4,577	4,577
Surplus contributed to separate account	—	—	—	—	—	—	(22)	(22)
Other changes in surplus in separate account statement	—	—	—	—	—	—	(9,257)	(9,257)
Change in net deferred income tax asset	—	—	—	—	—	—	(95,930)	(95,930)
Change in surplus as result of reinsurance	—	—	—	—	—	—	(995)	(995)
Increase in admitted deferred tax assets pursuant to SSAP No. 10R	—	—	27,585	—	—	—	—	27,585
Return of capital related to stock appreciation rights plan of indirect parent	—	—	—	—	(15)	—	—	(15)

Balance at December 31, 2009	$2,058	$442	$27,585	$150,000	$849,460	$3,753	$(121,672)	$911,626

See accompanying notes.

7

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2009	2008	2007
Operating activities
Premiums collected, net of reinsurance	$4,324,182	$4,599,638	$3,556,342
Net investment income	500,581	461,860	450,723
Miscellaneous income	152,004	175,253	144,342
Benefit and loss related payments	(2,776,934)	(3,192,336)	(3,122,787)
Net transfers to separate accounts	(1,364,038)	(850,932)	(471,971)
Commissions, expenses paid and aggregate write-ins for deductions	(311,940)	(307,351)	(265,689)
Dividends paid to policyholders	(17)	(3)	(6)
Federal and foreign income taxes recovered (paid)	36,010	(46,009)	(52,475)

Net cash provided by operating activities	559,848	840,120	238,479

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	2,337,461	2,285,133	3,515,383
Preferred stock	499	6,004	61,968
Common stock	1,153	9,081	85,304
Mortgage loans	190,321	59,130	164,207
Real estate	4,950	—	—
Other invested assets	7,481	34,149	24,243
Miscellaneous proceeds	56,901	62,843	16,332

Total investment proceeds	2,598,766	2,456,340	3,867,437

Costs of investments acquired:
Bonds	(3,674,181)	(3,079,265)	(2,991,765)
Preferred stock	(997)	(7,927)	(69,961)
Common stock	(3,462)	(3,657)	(26,536)
Mortgage loans	(1,206)	(59,840)	(277,482)
Real estate	—	(5,006)	—
Other invested assets	(7,166)	(67,664)	(41,803)
Miscellaneous applications	(148,504)	(4,781)	(11,237)

Total cost of investments acquired	(3,835,516)	(3,228,140)	(3,418,784)
Net increase in policy loans	(2,685)	(7,105)	(3,353)

Net cost of investments acquired	(3,838,201)	(3,235,245)	(3,422,137)

Net cash provided by (used in) investing activities	(1,239,435)	(778,905)	445,300

8

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2009	2008	2007
Financing and miscellaneous activities
Net deposits (withdrawals) on deposit-type contracts and other insurance liabilities	$(158,504)	$74,461	$62,521
Borrowed funds returned	—	—	(73,684)
Dividends to stockholders	—	(300,000)	(200,000)
Capital contribution	—	250,000	—
Surplus notes	—	150,000	—
Funds withheld under reinsurance treaties with unauthorized reinsurers	840	8,223	(1,968)
Receivable from parent, subsidiaries and affiliates	(4,751)	(42,072)	19,510
Payable to parent, subsidiaries and affiliates	(23,225)	(13,258)	33,297
Other cash provided (used)	140,150	11,632	(12,581)

Net cash provided by (used in) financing and miscellaneous activities	(45,490)	138,986	(172,905)

Net increase (decrease) in cash and short-term investments	(725,077)	200,201	510,874

Cash, cash equivalents and short-term investments:
Beginning of year	940,429	740,228	229,354

End of year	$215,352	$940,429	$740,228

See accompanying notes.

9

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December 31, 2009

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is majority owned by AEGON USA, LLC. (AEGON) and minority owned by Transamerica Life Insurance Company (TLIC). Both AEGON and TLIC are indirect, wholly owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company primarily sells fixed and variable pension and annuity products, group life coverages, life insurance, investment contracts, structured settlements and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

10

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Prior to 2008, fair value for statutory purposes was based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP was based on indexes, third party pricing services, brokers, external fund managers and internal models. In 2008, the NAIC adopted regulation allowing insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. Therefore, effective with the December 31, 2008 reporting period, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment is considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security. An other-than-temporary impairment is also considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis.

If it is determined an other-than-temporary impairment has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an other-than-temporary impairment has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value. Prior to 2009, if it was determined that a decline in fair value was other-than-temporary, the cost basis of the security was written down to the undiscounted estimated future cash flows.

11

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the other-than-temporary impairment should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in Other Comprehensive Income (OCI), net of applicable taxes. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, all derivatives are reported on the balance sheet at fair value. The effective and ineffective portions of a single hedge are accounted for separately, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value. The change in fair value for cash flow hedges is credited or charged directly to unassigned surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

12

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances for mortgage loans are established, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

13

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the separate account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily deferred tax assets, amounts recoverable from reinsurers and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received, and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue, and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

14

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Deferred Income Taxes: Effective December 31, 2009, the Company began computing deferred income taxes in accordance with Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10, discussed in further detail in the Recent Accounting Pronouncement section of this note. Under SSAP 10R, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) of the deferred tax assets and liabilities. The remaining deferred income tax assets are non-admitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

15

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Goodwill: Goodwill is admitted subject to an aggregate limitation of 10 percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be recognized under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: If collateral is restricted and not available for the general use of the Company, an asset and related liability are not recorded on the balance sheet. However, if the collateral is not restricted and is available for general use, the Company is required to record the asset and related liability. Under GAAP, the asset and related liability must be recorded for collateral under the control of the Company, regardless of any restrictions on the collateral.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed a NAIC 6 designation, are reported at amortized cost using the interest method.

16

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with a NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

Investments in preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost, amortized cost or fair value as determined by the SVO, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. During 2009, the classification of these securities was changed by the NAIC so that they are now to be reported as bonds. Previously, hybrid securities were not classified as debt by the SVO and were reported as preferred stock. As a result, effective January 1, 2009, hybrid securities with a carrying value of $176,795 were reclassified from preferred stock to bonds. The 2008 hybrid security balances remain reported as preferred stock and have not been reclassified in the 2008 balance sheet. These securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating.

Common stocks of unaffiliated companies are reported at fair value as determined by the SVO, and the related unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses reported in unassigned surplus along with any adjustment for federal income taxes.

There are no restrictions on common or preferred stock.

17

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

The Company has minor ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee. The Company recognized impairment write-downs for its investments in joint ventures and limited partnerships of $3,639 and $893 for the years ended December 31, 2009 and 2008. The Company did not recognize any impairment write-down for its investments in limited partnerships at December 31, 2007. These write-downs are included in net realized capital gains (losses) within the statement of operations.

Investments in Low Income Housing Tax Credit (LIHTC) Properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

18

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2009 and 2008, the Company excluded investment income due and accrued of $292 and $773, respectively, with respect to such practices.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration or changes in estimated cash flows. If this review indicates a decline in fair value that is other-than-temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken for all investments other than loan-backed or structured securities, which are reduced to the present value of expected cash flows where the Company has the ability and intent to hold the security until recovery. Such reductions in carrying value are recognized as realized losses on investments.

Derivative Instruments

Swaps that are designated in hedging relationships and meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, on the financial statements with any premium or discount amortized into income over the life of the contract. For foreign currency swaps, the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Futures are marked to fair value on a daily basis, and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, a premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

19

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Prior to 2009, the carrying values of derivative instruments were netted and presented in either the derivative asset or the derivative liability line within the balance sheet, depending upon the net balance of the derivatives at the end of the reporting period. Beginning in 2009, the Company is no longer netting the derivative asset and liability balances for reporting purposes. Reclassifications have been made to the 2008 balance sheet to conform to the 2009 presentation. As of December 31, 2009, derivatives in the amount of $46,824 and $10,214 were recognized as an asset and liability, respectively, within the financial statements. As of December 31, 2008, derivatives in the amount of $236,150 and $6,259 were recognized as a derivative asset and liability, respectively, within the financial statements.

Separate Accounts

The majority of the separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-term bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The portfolios are registered under the Investment Company Act of 1940, as amended as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at fair value. With the exception of some guaranteed separate accounts, the investment risks associated with fair value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 4% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the statements of operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $2,761,937, $2,674,704 and $1,919,366, in 2009, 2008 and 2007, respectively. In addition, the Company received $73,404, $67,062 and $71,419, in 2009, 2008 and 2007, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

20

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. For more recent issues, the Company returns any portion of the final premium beyond the date of death.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.0 to 7.25 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.5 to 8.25 percent and mortality rates, where appropriate, from a variety of tables.

21

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Annuity reserves also include guaranteed interest contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

During 2009, the Company implemented an improved valuation method for single premium group annuity (SPGA) products. The prior method approximated the reserve using a spreadsheet-based balance rollforward. The current method is a seriatim valuation using a software package capable of making these calculations. The change in valuation process resulted in a decrease in reserves in the amount of $4,577. The change in reserves has been credited directly to unassigned surplus.

During 2008, the Company updated the valuation process which included conversion to the Prophet valuation system, subject to existing contractual mirror reserving requirements. Previously, reserves were determined by applying client reported data, with a one quarter of a year lag, against current in force volumes. The new method calculates the reserves directly (using Prophet) based on the current in force. The change in valuation process resulted in an increase in reserves in the amount of $42,622, with a corresponding decrease in deferred premiums of $11,686. The change in reserves has been credited directly to unassigned surplus.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

22

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reported as premiums, benefits or changes in reserves in the statement of operations.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the policies. Considerations received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2008, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the fair value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus. No stock options were issued during 2009.

23

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid- in surplus. The Company recorded a benefit of $15, $2,049 and $926 for the years ended December 31, 2009, 2008 and 2007, respectively. In addition, the Company recorded an adjustment to surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $5 and $315 for years ended December 31, 2008 and 2007, respectively. The Company did not record an adjustment to surplus for the income tax effect related to these plans at December 31, 2009.

Recent Accounting Pronouncements

Effective December 31, 2009, the Company began computing deferred income taxes in accordance with SSAP No. 10R. This statement establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. This statement temporarily replaces SSAP No. 10, Income Taxes. Under SSAP No. 10R, gross deferred tax assets (DTAs) shall be admitted in an amount equal to the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year and the lesser of the amount of adjusted gross DTAs, expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating system software and any net positive goodwill that can be offset against existing gross deferred income tax liabilities (DTLs) after considering the character. If the Company’s risk-based capital level (RBC) is above 250% where an action level could occur as a result of a trend test, the Company may elect to admit a higher amount of adjusted gross DTAs. When elected, additional DTAs are admitted for taxes paid in prior years that can be recovered through loss carryback provisions for existing temporary differences that reverse within three years of the balance sheet date and the lesser of the remaining gross DTAs expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any positive net goodwill plus the amount of remaining gross DTAs that can be offset against DTLs after considering the character (i.e., ordinary versus capital) of the DTAs and DTLs. Prior to the adoption of SSAP No. 10R, the Company computed deferred income taxes in accordance with SSAP No. 10. The Company elected to admit additional deferred tax assets pursuant to SSAP No. 10R. The cumulative effect of the election of this statement is the difference between the calculation of the admitted DTA per SSAP No. 10R and the SSAP No. 10 methodology at December 31, 2009. As a result of this election, surplus increased by a cumulative effect of $27,585 at December 31, 2009, which has been reflected as an aggregate write-in for other than special surplus funds on the 2009 financial statements.

24

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Effective December 31, 2009 the Company adopted amendments to SSAP No. 9, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The guidance requires the disclosure of the date through which an entity has evaluated subsequent events and whether that date represents the date the financial statements were issued or were available to be issued. The adoption did not impact the Company’s results of operations or financial position. See Note 16 for further discussion of the Company’s consideration of subsequent events.

Effective September 30, 2009, the Company adopted SSAP No. 43R, Loan-backed and Structured Securities. This statement establishes statutory accounting principles for investments in loan-backed securities and structured securities. The SSAP supersedes SSAP No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments and paragraph 13 of SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment. SSAP No. 43R changes the accounting for other-than-temporary impairments (OTTI). If the Company intends to sell a security or lacks the intent or ability to hold the security until it recovers to its amortized cost basis, the security shall be written down to its fair value. If the Company does not expect to recover the entire amortized cost basis of a security, an OTTI shall be recognized as a realized loss equal to the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the effective interest rate as outlined in the SSAP. Prior to the adoption of SSAP No. 43R, loan-backed and structured securities were accounted for in accordance with SSAP No. 43, which called for those securities to be impaired and written down using undiscounted cash flows. The cumulative effect of the adoption of this standard is the difference between the present value of expected cash flows for securities identified as having an OTTI compared with their amortized cost basis as of July 1, 2009. This change in accounting principle reduced surplus by a net amount of $7,998 ($5,198 net of tax), which includes impairments of $9,373 offset by NAIC 6 rated securities that were already reported at lower of cost or market at the time of the implementation of SSAP No. 43R of $1,375, which have been removed from the component of change in net unrealized gains/losses.

In September 2008, the NAIC issued SSAP No. 99. This statement establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI. Prior to SSAP No. 99, the Company’s investments in OTTI were reported in accordance with SSAP No. 26, Bonds,

25

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

excluding Loan-backed and Structured Securities, SSAP No. 32, Investments in Preferred Stock and SSAP No. 43, Loan-backed and Structured Securities. The Company adopted SSAP No. 99 on January 1, 2009. The adoption of this statement was accounted for prospectively and therefore there was no impact to the Company’s financials at adoption.

Reclassifications

Certain reclassifications have been made to the 2008 and 2007 financial statements to conform to the 2009 presentation.

2. Accounting Changes and Corrections of Errors

Per Actuarial Guideline 39 (AG 39), reserves are held equal to the sum of charges collected with respect to the Guaranteed Minimum Withdrawal Benefits (GMWB) in force. Until 2008, the Company held certain reserves with respect to policies that had surrendered or died. Further, such charges had accumulated with interest. The impact of the correction of the reserve valuation on this group of policies was to reduce the GMWB reserve (included within aggregate reserves for policies and contracts) and increase surplus by $38,457.

Effective January 1, 2008, the Company modified the way it recorded interest on income taxes. Prior to January 1, 2008, interest on income taxes was included as a net amount (after federal tax benefit) within federal and foreign income taxes recoverable. Effective January 1, 2008, the gross amount of interest was included in taxes, licenses, and fees due and accrued, which is part of other liabilities, and the related deferred tax asset was included in net deferred income tax asset. The Company reported an increase in unassigned surplus of $368 as of January 1, 2008 related to this change.

26

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-term Investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Bonds and Preferred Stocks: Prior to 2008, fair values for bonds and preferred stocks were based on the price published by the SVO, if available. In 2008, the NAIC adopted regulation allowing insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. Therefore, effective December 31, 2008, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair value.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: The fair value of policy loans is assumed to equal its carrying amount.

Other Invested Assets: The financial instruments included in this category are primarily investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds. The fair values for these investments were determined predominantly by using indexes, third party pricing services, and internal models.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The carrying amounts of these items are included as a gross asset and a gross liability on the balance sheet.

Credit Default Swaps: The estimated fair value of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements

27

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment-type contracts, which include GICs and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts approximate their fair values.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying value of receivable from/payable to affiliates approximates their fair value.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices. The fair value of separate account annuity liabilities approximate the fair value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Surplus Notes: Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

28

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2009		2008
	Carrying Amount	Fair Value	Carrying Amount	Fair Value

Admitted assets
Cash, cash equivalents and short-term investments, other than affiliates	$109,752	$109,752	$841,529	$841,529
Short-term notes receivable from affiliates	105,600	105,600	98,900	98,900
Bonds, other than affiliates	7,954,681	7,864,587	6,460,209	5,627,972
Preferred stocks, other than affiliates	3,037	3,352	179,333	102,391
Common stocks, other than affiliates	3,965	3,965	1,218	1,218
Mortgage loans on real estate, other than affiliates	941,918	928,063	1,149,481	1,097,197
Other invested assets	20,931	17,965	18,493	11,654
Interest rate caps	—	—	3	3
Interest rate swaps	43,318	48,865	1,498	11,449
Currency swaps	—	—	228,372	232,068
Credit default swaps	—	29	—	—
Foreign currency forward	3,506	3,506	6,277	6,277
Policy loans	59,654	59,654	56,962	56,962
Receivable from parent, subsidiaries and affiliates	68,940	68,940	64,189	64,189
Separate account assets	11,234,250	11,140,979	9,108,569	9,078,299

Liabilities
Investment contract liabilities	6,359,618	6,286,126	6,465,498	6,394,144
Interest rate swaps	7,474	8,707	61	864
Currency swaps	1,933	1,709	2,389	8,390
Credit default swaps	338	338	13	70
Foreign currency forward	469	469	3,796	3,796
Payable to parent, subsidiaries and affiliates	26,480	26,480	49,705	49,705
Separate account annuity liabilities	10,943,999	10,986,803	8,857,910	8,789,462
Surplus notes	150,000	142,923	150,000	121,343

29

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

Included in the Company’s financial statements are certain investment-related financial instruments that are carried at fair value on a recurring basis. The Company also holds other financial instruments that are measured at fair value on a non-recurring basis; including impaired financial instruments, such as bonds and preferred stock that are carried at the lower of cost or market. Under Statutory Accounting practice, the Company calculates the fair value of affiliated common stock based on the equity method of accounting; as such, it is not included in the fair value measurement disclosures.

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input employed.

30

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by Accounting Standards Codification 820, Fair Value Measurements and Disclosures (formerly Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements). The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

31

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

Financial assets and liabilities measured at fair value on a recurring basis

The following table provides information as of December 31, 2009 and 2008 about the Company’s financial assets measured at fair value on a recurring basis. The Company does not have any financial liabilities measured at fair value on a recurring basis.

	2009
	Level 1	Level 2	Level 3	Total
Assets:
Equity securities	$2,270	$1,695	$—	$3,965
Short-term investments (a)	—	116,632	—	116,632
Derivative assets	—	38,383	—	38,383
Separate Account assets (b)	4,212,883	2,109,264	—	6,322,147

Total assets	$4,215,153	$2,265,974	$—	$6,481,127

	2008
	Level 1	Level 2	Level 3	Total
Assets:
Equity securities	$—	$1,218	$—	$1,218
Short-term investments (a)	—	835,160	—	835,160
Derivative assets	—	230,778	—	230,778
Separate Account assets (b)	9,078,299	—	—	9,078,299

Total assets	$9,078,299	$1,067,156	$—	$10,145,455

(a)	Short-term investments are carried at amortized cost; which approximates fair value.
(b)	Separate Account assets are carried at the net asset value provided by the fund managers.

During 2009 and 2008, the Company did not report any assets in Level 3 on a recurring basis.

32

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

Assets measured at fair value on a non-recurring basis

The Company reports certain assets at fair value on a non-recurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). As of December 31, 2009 and 2008, the Company reported the following assets at fair value on a non-recurring basis.

Description	December 31, 2009	Level 1	Level 2	Level 3	Total Gains (Losses)
Fixed maturities	$8,467	$—	$3,645	$4,822	$(10,260)
Derivative assets	17	—	17	—	—

Description	December 31, 2008	Level 1	Level 2	Level 3	Total Gains (Losses)
Fixed maturities	$26,575	$—	$13,697	$12,878	$(22,223)
Derivative liabilities	336	—	336	—	—

Level 3 - Financial Assets

In certain circumstances, the Company will obtain non-binding broker quotes from brokers to assist in the determination of fair value. If those quotes can be corroborated by other market observable data, the investment will be classified as Level 2. If not, the investments are classified as Level 3 due to the broker’s lack of transparency into the valuation process.

Bonds, which have a designation of NAIC 6, are considered to be at or near default and are carried at the lower of cost or fair value. Furthermore, beginning December 31, 2009, a new process was implemented by the NAIC to determine the designation for certain non-agency residential mortgage-backed securities (RMBS). Under this process, the designation for these securities is based on two steps. Those securities whose designation is an NAIC 6 in the first step are also carried at the lower of cost or fair value.

33

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments

The carrying amount and estimated fair value of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2009
Unaffiliated bonds:
United States Government and agencies	$621,435	$1,205	$8,079	$24,559	$590,002
State, municipal and other government	132,885	5,538	11,816	804	125,803
Hybrid securities	184,443	2,375	26,192	—	160,626
Industrial and miscellaneous	4,925,135	203,564	23,434	13,473	5,091,792
Mortgage and other asset-backed securities	2,090,783	24,706	215,129	3,996	1,896,364

	7,954,681	237,388	284,650	42,832	7,864,587
Unaffiliated preferred stocks	3,037	862	547	—	3,352

	$7,957,718	$238,250	$285,197	$42,832	$7,867,939

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Months	Estimated Fair Value
December 31, 2008
Unaffiliated bonds:
United States Government and agencies	$447,628	$45,077	$48	$1,163	$491,494
State, municipal and other government	90,051	1,270	17,069	9,715	64,537
Industrial and miscellaneous	3,748,637	47,806	150,776	211,354	3,434,313
Mortgage and other asset-backed securities	2,173,893	6,079	381,431	160,913	1,637,628

	6,460,209	100,232	549,324	383,145	5,627,972
Unaffiliated preferred stocks	179,333	—	48,414	28,528	102,391

	$6,639,542	$100,232	$597,738	$411,673	$5,730,363

34

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

At December 31, 2009 and 2008, the Company held bonds with a carrying value of $18,449 and $25,406, respectively and amortized cost of $23,110 and $45,177, respectively, that have an NAIC rating of 6 which are not considered to be other-than-temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

At December 31, 2009 and 2008, respectively, for securities in an unrealized loss position greater than or equal to twelve months, the Company held 336 and 444 securities with a carrying value of $1,651,066 and $2,093,248 and an unrealized loss of $285,197 and $597,739 with an average price of 82.7 and 71.4 (fair value/amortized cost). Of this portfolio, 75.83% and 86.61% were investment grade with associated unrealized losses of $188,850 and $479,883, respectively.

At December 31, 2009 and 2008, respectively, for securities in an unrealized loss position for less than twelve months, the Company held 180 and 647 securities with a carrying value of $1,491,020 and $3,160,318 and an unrealized loss of $42,832 and $411,673 with an average price of 97.1 and 87.0 (fair value/amortized cost). Of this portfolio, 99.06% and 91.40% were investment grade with associated unrealized losses of $41,954 and $336,476, respectively.

The estimated fair value of bonds and redeemable preferred stock with unrealized losses is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2009

Unaffiliated bonds:
United States Government and agencies	$101,550	$364,023	$465,573
State, municipal and other government	32,141	30,629	62,770
Hybrid securities	143,978	—	143,978
Industrial and miscellaneous	289,457	887,255	1,176,712
Mortgage and other asset-backed securities	798,179	166,281	964,460

	1,365,305	1,448,188	2,813,493
Unaffiliated preferred stocks	564	—	564

	$1,365,869	$1,448,188	$2,814,057

35

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2008

Unaffiliated bonds:
United States Government and agencies	$7,656	$164,279	$171,935
State, municipal and other government	18,407	23,975	42,382
Industrial and miscellaneous	647,063	1,879,387	2,526,450
Mortgage and other asset-backed securities	764,448	636,549	1,400,997

	1,437,574	2,704,190	4,141,764
Unaffiliated preferred stocks	57,935	44,456	102,391

	$1,495,509	$2,748,646	$4,244,155

The carrying amount and estimated fair value of bonds at December 31, 2009, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Value	Estimated Fair Value
Due in one year or less	$226,497	$230,467
Due after one year through five years	2,651,212	2,736,979
Due after five years through ten years	2,005,248	2,020,369
Due after ten years	980,941	980,408

	5,863,898	5,968,223
Mortgage and other asset-backed securities	2,090,783	1,896,364

	$7,954,681	$7,864,587

36

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in affect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. For asset-backed securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other-than-temporarily impaired.

At December 31, 2009, the Company’s banking sector portfolio had investments in an unrealized loss position which had a fair value of $208,102 and a carrying value of $233,851, resulting in a gross unrealized loss of $25,749. The unrealized losses in the banking sub-sector primarily reflect the size of the Company’s holdings, low floating rate coupons on some securities, and credit spread widening due to economic weakness and market concerns that deeply subordinated securities will not be supported by governments should banks find themselves in need of state aid. Government initiatives put into place during 2008 and 2009 have been largely successful in reopening the funding markets though lending remains cautious in some countries and sectors of the economy. Many banks have benefited from both direct assistance (government capital injections, asset relief plans and government guarantees on debt) and indirect assistance (various government liquidity measures, including short-term funding facilities). Global banks remain somewhat vulnerable to ongoing asset write-downs, credit losses and weak earnings prospects that are associated with a recessionary environment. This continues to pressure subordinated and longer duration holdings. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2009.

37

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

At December 31, 2009, the Company’s sovereign sector portfolio had investments in an unrealized loss position which had a fair value of $527,406 and a carrying value of $572,633, resulting in a gross unrealized loss of $45,227. Sovereign exposure relates to government issued securities including Dutch government bonds, US Treasury, agency and state bonds. The issuer identified as having the largest unrealized loss was US Treasuries. US Treasury interest rates rose significantly during 2009. Government fiscal and monetary policy has stabilized credit conditions across much of the world, and, as a result, the quality premium for US Treasury bonds has diminished. In addition, generally more optimistic economic sentiment and some concerns about potential future inflationary pressures have put pressure on US Treasuries. As a result, prices for US Treasury and Agency securities fell during 2009. The Company evaluated the near-term prospects of the issuer in relation to the severity and duration of the unrealized loss and does not consider the position to be impaired as of December 31, 2009.

At December 31, 2009, the Company’s ABS-small business loans portfolio had investments in an unrealized loss position which had a fair value of $101,806 and a carrying value of $139,925, resulting in a gross unrealized loss of $38,119. The unrealized loss in the ABS-small business loan portfolio is a function of decreased liquidity and increased spreads as new issuance within this sector has come to a halt. Additionally, delinquencies and losses in the collateral pools within the Company’s small business loan securitizations have increased since 2007, as a result of the overall economic slowdown. Banks and finance companies have also scaled back their lending to small businesses.

The Company’s ABS-small business loan portfolio is primarily concentrated in senior note classes. Thus, in addition to credit enhancement provided by the excess spread, reserve account, and over-collateralization, the Company’s positions are also supported by subordinated note classes. The Company’s ABS-small business loan portfolio is also primarily secured by commercial real estate, with the original loan to value (LTV) of the underlying loans typically ranging between 60-70%. As there has been no impact to the expected future cash flows within the ABS-small business loan portfolio and the Company does not have the intent to sell and does have the intent and ability to hold the security, the Company does not consider the underlying investments to be impaired as of December 31, 2009.

38

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

At December 31, 2009, the Company’s commercial mortgage-backed securities (CMBS) portfolio had investments in an unrealized loss position which had a fair value of $283,791 and a carrying value of $327,635, resulting in a gross unrealized loss of $43,844. CMBS are securitizations of underlying pools of mortgages on commercial real estate. The underlying mortgages have varying risk characteristics and are pooled together and sold in different rated tranches. The Company’s CMBS portfolio includes conduit, large loan, single borrower, collateral debt obligations (CDOs), and government agency.

All CMBS securities are monitored and modeled under base and several stress-case scenarios by asset specialists. For conduit securities, a widely recognized industry modeling software is used to perform a loan-by-loan, bottom-up analysis. For non-conduit securities a CMBS asset specialist works closely with the Company’s real estate valuation group to determine underlying asset valuation and risk. Both methodologies incorporate external estimates on the property market, capital markets, property cash flows, and loan structure. Results are then closely analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows, and the Company does not have the intent to sell the security and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

Over the past 18 months, the commercial real estate market has continued to soften. As property fundamentals deteriorate, CMBS loan delinquencies have been climbing at the same time. The introduction of the 20% and 30% credit enhanced classes within the 2005-2008 vintage deals provide some offset to these negative fundamentals. Despite beginning to show signs of improvement, the lending market remains limited as lenders have become more conservative with underwriting standards, property transactions have diminished greatly, and higher mortgage spreads have curtailed borrowing. A lack of liquidity in the market combined with a broad re-pricing of risk has led to increased credit spreads across the credit classes. As the remaining unrealized losses in the CMBS portfolio relate to holdings where the Company expects to receive full principal and interest and the Company does not have the intent to sell and does have the intent and ability to hold the security, the Company does not consider the underlying investments to be other-than-temporarily impaired as of December 31, 2009.

39

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

At December 31, 2009, the Company’s residential mortgage-backed securities (RMBS) sector portfolio had investments in an unrealized loss position which had a fair value of $179,982 and a carrying value of $235,912, resulting in a gross unrealized loss of $55,930. RMBS are securitizations of underlying pools of non-commercial mortgages on real estate. The underlying residential mortgages have varying credit ratings and are pooled together and sold in tranches. The Company’s RMBS portfolio includes collateralized mortgage obligations (CMOs), government sponsored enterprise (GSE) guaranteed passthroughs, whole loan passthroughs, Alternative-A Paper MBS and negative amortization MBS.

All RMBS securities of the Company are monitored and reviewed on a monthly basis with detailed modeling completed on each portfolio quarterly. Model output is generated under base and several stress-case scenarios. RMBS asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Models incorporate external loan-level analytics to identify the riskiest securities. The results from the models are then closely analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows, and the Company does not have the intent to sell the security and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

The pace of deterioration of RMBS securities continued in early 2009, but began to stabilize in late 2009. Even with the stabilization, fundamentals in RMBS securities continue to be weak. Delinquencies and severities in property liquidations remain at an elevated level. Prepayments remain at historically low levels. Due to the weak fundamental situation, reduced liquidity, and the requirement for higher yields due to uncertainty, credit spreads remain elevated across the asset class. As the unrealized losses in the RMBS portfolio relate to holdings where the Company expects to receive full principal and interest and the Company does not have the intent to sell and does have the intent and ability to hold the security, the Company does not consider the underlying investments to be other-than-temporarily impaired as of December 31, 2009.

At December 31, 2009, the Company’s asset-backed securities (ABS) subprime mortgages portfolio had investments in an unrealized loss position which had a fair value of $168,990 and a carrying value of $227,178, resulting in a gross unrealized loss of $58,188.

40

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Subprime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority. The Company’s businesses in the United States do not sell or buy subprime mortgages directly. The Company’s exposure to subprime mortgages is through ABS. These securities are pools of mortgages that have been securitized and offered to investors as ABS, where the mortgages are collateral. Most of the underlying mortgages within the pool have FICO scores below 660 at issuance. Therefore, the ABS has been classified by the Company as a subprime mortgage position. Also included in the Company’s total subprime mortgage position are ABS with second lien mortgages as collateral. The second lien mortgages may not necessarily have subprime FICO scores; however, the Company has included these ABS in its subprime position as it is the second priority in terms of repayment. The Company does not have any “direct” residential mortgages to subprime borrowers outside of the ABS structures.

The Company became cautious of the structural aspects of the mezzanine classes in 2002 and stopped purchasing the mezzanine tranches with an original NRSRO rating at issuance of ‘A’ or lower in 2003. Beginning in 2003, the Company began actively selling mezzanine positions as market spreads tightened, continued to upgrade the portfolio and reduced relative exposure to the sector as underwriting deteriorated.

All ABS-housing securities are monitored and reviewed on a monthly basis with detailed cash flow models using the current collateral pool and capital structure on each portfolio quarterly. Model output is generated under base and several stress-case scenarios. ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. The ABS-housing models incorporate external estimates on property valuations, borrower characteristics, propensity of a borrower to default or prepay and the overall security structure. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Recent payment history, a percentage of on-going delinquency rates and a constant prepayment rate are also incorporated into the model. Once the entire pool is modeled, the results are closely analyzed by the asset specialist to determine whether or not the Company’s particular tranche or holding is at risk for payment interruption. If cash flow models indicate a credit event will impact future cash flows, and the Company does not have the intent to sell the security and does have the ability to hold the security, the security is impaired to discounted cash flows.

41

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Fair values on the Company’s subprime mortgage portfolio have declined as the collateral pools have experienced higher than expected delinquencies and losses, further exacerbated by the impact of declining home values on borrowers using affordability products. The unrealized loss is primarily due to decreased liquidity and increased credit spreads in the market combined with significant increases in expected losses on loans within the underlying pools. Expected losses within the underlying pools are generally higher than original expectations, primarily in certain later-vintage adjustable rate mortgage loan pools, which has led to some rating downgrades in these securities.

The following table provides the actual cost, carrying value and fair value by asset class of the Company’s subprime mortgage position at December 31, 2009:

	Actual Cost	Carrying Value	Fair Value
Residential Mortgage Backed Securities	$235,216	$231,796	$173,609

Aggregate totals for loan-backed and structured securities with a recognized OTTI during the current reporting period are shown below, classified on the basis of the OTTI:

	Amortized Cost	OTTI Recognized through Income
	Basis Before OTTI	Interest	Non-interest	Fair Value
OTTI recognized based on:
Intent to sell	$29,750	$—	$10,282	$19,468

Total OTTI on loan-backed securities	$29,750	$—	$10,282	$19,468

	Amortized Cost before Current Period OTTI	Projected Cash Flows	Recognized OTTI	Amortized Cost After OTII	Fair Value
3rd quarter present value of cash flows expected to be less than the amortized cost basis	$41,527	$39,337	$2,190	$39,337	$21,861
4th quarter present value of cash flows expected to be less than the amortized cost basis	86,179	68,990	17,189	68,990	32,249

Aggregate total	$127,706	$108,327	$19,379	$108,327	$54,110

42

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The following loan-backed and structured securities which continue to be held at December 31, 2009 had a recognized OTTI during the year then ended:

CUSIP	Carrying Value Amortized Cost before Current Period OTTI	Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
02148AAA4	$9,601	$9,359	$242	$9,359	$4,668	3Q 2009	*
02148YAJ3	613	588	25	588	311	3Q 2009	*
225470FJ7	598	588	10	588	339	3Q 2009	*
225470T94	21	13	8	13	99	3Q 2009	*
22942KCA6	3,391	3,129	262	3,129	1,751	3Q 2009	*
86358EZU3	14,602	7,151	7,451	7,151	4,183	3Q 2009	*
02148AAA4	3,706	3,581	125	3,581	1,997	3Q 2009
225470FJ7	588	567	21	567	379	3Q 2009
225470T94	199	193	6	193	111	3Q 2009
22942KCA6	1,581	1,507	74	1,507	895	3Q 2009
86358EZU3	7,151	5,743	1,408	5,743	2,085	3Q 2009
12513YAK6	2,373	767	1,606	767	472	4Q 2009
12667G5G4	11,215	10,958	257	10,958	9,524	4Q 2009
02148AAA4	8,965	8,897	68	8,897	5,470	4Q 2009
02148YAJ3	569	537	32	537	374	4Q 2009
225470FJ7	549	547	2	547	403	4Q 2009
52524YAA1	9,419	9,370	49	9,370	6,533	4Q 2009
59020UJZ9	1,030	818	212	818	294	4Q 2009
76110VTR9	13,052	9,142	3,910	9,142	8,236	4Q 2009
81744FFD4	1,348	1,216	132	1,216	244	4Q 2009
81744FDQ7	1,862	1,497	365	1,497	208	4Q 2009
86358EZU3	5,690	5,474	216	5,474	265	4Q 2009
225470T94	176	153	23	153	122	4Q 2009
225470U27	182	147	35	147	104	4Q 2009

*	The impairment amount was recorded as a part of the cumulative effect of adoption of SSAP No. 43R and was not reflected in the income statement in the current period.

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings at December 31, 2009 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months
Unrealized loss on securities in a continuous loss position	$226,189	$3,998
Fair value of security with continuous unrealized loss	825,280	168,785

43

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

As the remaining unrealized losses in the ABS-housing portfolio relate to holdings where the Company expects to receive full principal and interest and the Company does not have the intent to sell and does have the intent and ability to hold the security, the Company does not consider these underlying investments to be other-than-temporarily impaired as of December 31, 2009.

Detail of net investment income is presented below:

	Year Ended December 31
	2009	2008	2007
Income:
Bonds	$378,777	$358,302	$343,971
Preferred stocks	275	11,401	10,191
Common stocks	973	608	737
Mortgage loans on real estate	66,985	74,135	71,577
Policy loans	3,609	3,383	3,059
Cash, cash equivalents and short-term investments	7,533	12,390	11,565
Derivatives	55,872	9,395	(3,972)
Other invested assets	4,210	5,037	3,408
Other	1,961	4,341	2,999

Gross investment income	520,195	478,992	443,535
Less investment expenses	14,611	13,775	16,180

Net investment income	$505,584	$465,217	$427,355

Proceeds from sales and other disposals of bonds and preferred stocks, excluding maturities, and related gross realized gains and losses were as follows:

	Year Ended December 31
	2009	2008	2007
Proceeds	$2,164,639	$2,046,735	$3,259,934

Gross realized gains	$55,793	$36,394	$38,339
Gross realized losses	(50,872)	(49,713)	(27,046)

Net realized capital gains (losses)	$4,921	$(13,319)	$11,293

Gross realized losses include $49,705, $49,597 and $9,515, related to losses recognized on other-than-temporary declines in fair values of bonds and preferred stock for the years ended December 31, 2009, 2008 and 2007, respectively.

44

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

At December 31, 2009 and 2008, investments with an aggregate carrying amount of $3,658 and $3,574, respectively, were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Net realized capital gains (losses) on investments and change in unrealized capital gains (losses) are summarized below:

	Realized
	Year Ended December 31
	2009	2008	2007
Bonds	$(15,570)	$(31,695)	$7,797
Preferred stocks	—	(3,148)	887
Common stocks	(1,043)	5,751	18,472
Mortgage loans on real estate	(11,866)	(1,080)	(2,702)
Real estate	(56)	—	—
Cash, cash equivalents, and short-term investments	39	25	—
Derivatives	(148,470)	55,886	(2,435)
Other invested assets	(3,676)	3,539	9,595

	(180,642)	29,278	31,614
Federal income tax effect	9,320	4,241	(12,420)
Transfer to (from) interest maintenance reserve	(13,681)	(6,307)	(11,257)

Net realized capital gains (losses) on investments	$(185,003)	$27,212	$7,937

	Change in Unrealized
	Year Ended December 31
	2009	2008	2007
Bonds	$10,964	$(19,710)	$1,361
Common stocks	2,595	(13,928)	(297)
Affiliated entities	100	—	—
Mortgage loans on real estate	(7,111)	—	—
Derivatives	(192,475)	221,408	11,056
Other invested assets	(12,803)	(7,682)	1,389

Change in unrealized capital gains (losses)	$(198,730)	$180,088	$13,509

45

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Gross unrealized gains (losses) in common stocks were as follows:

	December 31
	2009	2008
Unrealized gains	$1,597	$183
Unrealized losses	(80)	(1,360)

Net unrealized gains (losses)	$1,517	$(1,177)

At December 31, 2009 and 2008, respectively, the net admitted asset value in impaired loans with a related allowance for credit losses was $35,680 and $22,578. The Company held an allowance for credit losses on mortgage loans in the amount of $7,111 and $3,030 at December 31, 2009 and 2008, respectively. The average recorded investment in impaired loans during 2009 and 2008 was $14,916 and $1,881, respectively.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2009	2008	2007
Balance at beginning of period	$3,030	$—	$—
Additions, net charged to operations	11,001	3,030	—
Reduction due to write-downs charged against the allowance	—	—	—
Recoveries in amounts previously charged off	(6,920)	—	—

Balance at end of period	$7,111	$3,030	$—

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company recognized $266 and $1,117 of interest income on impaired loans for the years ended December 31, 2009 and 2008, respectively. The Company did not recognize interest income on impaired loans for 2007. The Company recognized $358 and $1,094 of interest income on a cash basis for the years ended December 31, 2009 and 2008, respectively. The Company did not recognize any interest income on a cash basis for the year ended December 31, 2007.

46

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

During 2009, there were no mortgage loans that were foreclosed and transferred to real estate. During 2008, mortgage loans of $5,006 were foreclosed and transferred to real estate. At December 31, 2009 and 2008, the Company held a mortgage loan loss reserve in the AVR of $38,550 and $29,005, respectively.

The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2009	2008		2009	2008
South Atlantic	24%	23%	Office	31%	29%
Pacific	19	23	Industrial	22	20
Mountain	18	16	Retail	18	19
Middle Atlantic	10	9	Other	9	8
W. South Central	10	12	Agricultural	8	10
E. North Central	8	7	Medical	7	6
E. South Central	4	4	Apartment	5	8
W. North Central	4	3
New England	3	3

The recorded investment in restructured securities in 2009 was $8,612 and the capital losses taken as a direct result of restructures were $4,847. There were no recorded investments in restructured securities nor any capital losses taken as a direct result of restructures in 2008 or 2007. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

At December 31, 2009, the Company had ownership interests in one LIHTC Investment. The remaining years of unexpired tax credits were five and the property was not subject to regulatory review. The length of time remaining for the holding period was eight years. There are no contingent equity commitments expected to be paid in the future. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The Company recorded an impairment of $258 during 2009 for its investment in Zero Beta Fund, LLC, an affiliate. The impairment was taken because there is an intent to sell some of the underlying investments of the fund before any anticipated recovery in value would occur.

47

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

During 2009, the Company recorded an impairment of $3,381 for its investment in Real Estate Alternatives Portfolio 2, LLC. The impairment was taken because the decline in fair value of underlying investments of the fund was deemed to be other-than-temporary.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post variation margins on a daily basis in an amount equal to the difference in the daily fair values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange. The Company recognized net realized gains (losses) from futures contracts in the amount of $(151,046), $35,005 and $2,874 for the years ended December 31, 2009, 2008 and 2007, respectively.

The Company invests in interest rate caps to convert a particular fixed rate asset/liability into a pure floating rate asset/liability in order to meet its overall asset/liability strategy. Each mortgage loan or liability is hedged individually and the relevant terms of the loan or liability and derivative must be the same. The caps require a premium to be paid at the onset of the contract and the Company benefits from the receipt of payments should rates rise above the strike rate. A single premium is paid by the Company at the beginning of the interest rate cap/floor contracts.

48

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values and ease the execution of larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2009 and 2008, the Company had replicated assets with a fair value of $6,975 and $5,585, respectively, and credit default swaps with a fair value of $29 and $(56), respectively. During the years ended December 31, 2009, 2008 and 2007, the Company did not recognize any capital losses related to replication transactions.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. At December 31, 2009 and 2008, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $41,409 and $235,286, respectively.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets. At December 31, 2009, the fair value of all contracts, aggregated at a counterparty level, with a negative fair value amounted to $232.

For the years ended December 31, 2009, 2008 and 2007, the Company recorded unrealized gains of $36,852, $228,759, and $8,339, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus. The Company did not recognize any unrealized gains or losses during 2009, 2008 or 2007 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

49

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges; consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

At December 31, 2009 and 2008, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2009	2008
Interest rate and currency swaps:
Receive fixed - pay floating	$—	$2,214,000
Receive floating - pay fixed	—	113,856
Receive fixed - pay fixed	222,278	498,279
Swaps:
Receive fixed - pay floating	1,485,000	—
Receive floating - pay fixed	40,858	—
Caps	—	23,458

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized gains (losses) from futures contracts in the amount of $(176,809), $36,059 and $2,078, for the years ending December 31, 2009, 2008 and 2007, respectively.

50

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Open futures contracts at December 31, 2009, and 2008, were as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2009
1,220	FTSE March 2010 Futures	$103,389	$105,625
320	Nikkei March 2010 Futures	34,319	36,512
800	Russell March 2010 Futures	47,824	49,912
874	S&P 500 March 2010 Futures	242,023	242,688
December 31, 2008
4,170	FTSE March 2009 Futures	$260,305	$266,814
3000	S&P 500 March 2009 Futures	667,139	675,075
770	Nikkei March 2009 Futures	72,690	75,267
2900	Russell March 2009 Futures	135,646	144,391

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded. This would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

51

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance (continued)

Premiums earned reflect the following reinsurance assumed and ceded amounts for the years ended December 31:

	Year Ended December 31
	2009	2008	2007
Direct premiums	$4,052,916	$4,316,638	$3,244,720
Reinsurance assumed - affiliated	132	95	151
Reinsurance assumed - unaffiliated	673,459	654,494	667,099
Reinsurance ceded - affiliated	(311,014)	(294,855)	(270,407)
Reinsurance ceded - non-affiliated	(86,969)	(79,049)	(102,112)

Net premiums earned	$4,328,524	$4,597,323	$3,539,451

Aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded to affiliates at December 31, 2009 and 2008 of $1,253,484 and $1,124,694, respectively.

The Company received reinsurance recoveries in the amounts of $248,374, $262,441 and $237,826, during 2009, 2008 and 2007, respectively. At December 31, 2009 and 2008, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $63,516 and $65,782, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2009 and 2008 of $1,397,114 and $1,272,337, respectively.

Effective March 31, 2009, the Company recaptured a block of in force universal life secondary guarantee risk that was ceded to Transamerica International Re (Bermuda) Ltd. (TIRe), an affiliate. Universal life secondary guarantee reserves recaptured were $22,707. The resulting pretax loss of $22,707 was included in the statement of operations.

Effective January 1, 2009, the Company entered into a reinsurance agreement with Stonebridge Life Insurance Company, an affiliate, to assume a block of business covering individual and group supplemental life and accident and health insurance products. The Company received reinsurance consideration of $1,134 and established reserves of a like amount, resulting in no gain or loss on the transaction.

52

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance (continued)

Effective December 15, 2008, the Company entered into a reinsurance agreement with Stonebridge Life Insurance Company to assume certain individual and group supplemental life and accident and health insurance products issued to certain residents of the State of New York. The Company received reinsurance consideration of $102,578, paid an initial expense allowance of $77,155 and established reserves of $102,578, resulting in a pretax loss of $77,155 ($50,151 net of tax) that has been included in the statement of operations as it was deemed an economic assumption reinsurance transaction.

On December 31, 2006, the Company acquired a block of credit insurance business from an unaffiliated company. The Company received consideration of $20,198 equal to the reserves and unearned premium assumed, and paid a commission expense allowance of $10,055, netting to a pre-tax loss of $10,055 ($6,535 net of tax) reflected in the statement of operations. Adjustments of $301 and $15,520 were made during 2008 and 2007, respectively, to true up to actual 2006 reserve balances.

During 2002, the Company entered into a reinsurance transaction with TIRe. Under the terms of this transaction, the Company ceded certain traditional life insurance contracts. The net of tax impact from the cession of inforce business was $9,953, which was credited directly to unassigned surplus. The Company has amortized $995 into earnings during 2009, 2008 and 2007 with a corresponding charge to unassigned surplus.

During 2001, the Company assumed certain traditional life insurance contracts from Transamerica Occidental Life Insurance Company, an affiliate, which merged into TLIC, an affiliate, effective October 1, 2008. The Company recorded goodwill of $14,280 related to this transaction which was non-admitted. The related amortization was $1,433 during 2009, 2008 and 2007. Chapter 311 of the New York Laws of 2008, which became effective in July of 2008, includes a provision allowing goodwill to be an admitted asset in financial statements filed subsequent to the effective date. The Company recorded $2,016 and $3,531 of goodwill at December 31, 2009 and 2008, respectively.

53

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes

The net deferred income tax asset at December 31, 2009 and 2008 and the change from the prior year are comprised of the following components:

	December 31
	2009			2008
	Ordinary	Capital	Total	Total	Change
Total gross deferred income tax assets	$80,657	$33,377	$114,034	$116,138	$(2,104)
Statutory valuation allowance adjustment	—	—	—	—	—

Adjusted gross deferred income tax assets	80,657	33,377	114,034	116,138	(2,104)
Total deferred income tax liabilities	22,990	11,226	34,216	12,779	21,437

Net deferred income tax asset	57,667	22,151	79,818	103,359	(23,541)
Deferred income tax asset nonadmitted	29,275	4,998	34,273	81,129	(46,856)

Admitted net deferred income tax asset	$28,392	$17,153	$45,545	$22,230	$23,315

The main components of deferred income tax amounts are as follows:

	December 31
	2009	2008	Change
Deferred income tax assets
Investments	$35,291	$25,149	$10,142
Proxy DAC	26,753	26,939	(186)
Reserves	49,113	52,191	(3,078)
Reinsurance in unauthorized companies	1,394	6,813	(5,419)
Other	1,483	5,046	(3,563)

Total gross deferred income tax assets	114,034	116,138	(2,104)
Statutory valuation allowance adjustment	—	—	—

Total adjusted gross deferred income tax assets	114,034	116,138	(2,104)
Deferred income tax assets nonadmitted	34,273	81,129	(46,856)

Total admitted deferred income tax assets	79,761	35,009	44,752
Deferred income tax liabilities
§807(f) adjustment	4,252	3,573	679
Investments	25,156	9,113	16,043
Separate account adjustments	3,924	–	3,924
Other	884	93	791

Total deferred income tax liabilities	34,216	12,779	21,437

Net admitted deferred income tax asset	$45,545	$22,230	$23,315

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2009 and 2008.

54

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

The change in net deferred income tax assets is as follows:

	December 31
	2009			2008
	Ordinary	Capital	Total	Total	Change
Net deferred income tax asset	$57,667	$22,151	$79,818	$103,359	$(23,541)

Tax effect of unrealized gains (losses)					(69,590)
Prior period adjustment - unrealized gains (losses)					(2,799)

Change in net deferred income tax asset					$(95,930)

	December 31
	2008	2007	Change
Net deferred income tax asset	$103,359	$49,716	$53,643

Tax effect of unrealized gains (losses)			45,291

Change in net deferred income tax asset			$98,934

Nonadmitted deferred income tax assets increased (decreased) by $(46,856), $46,517 and $(19,365) in 2009, 2008 and 2007, respectively.

55

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

As discussed in Note 1, the Company has elected to admit deferred income tax assets pursuant to SSAP No. 10R, paragraph 10.e. for the 2009 reporting period. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 10R is as follows:

	December 31
	2009			2008
	Ordinary	Capital	Total	Total	Change
Admitted under paragraph 10.a.	$11,394	$1,545	$12,939	$22,230	$(9,291)
Admitted under paragraph 10.b.i.	—	5,021	5,021	—	5,021
Admitted under paragraph 10.b.ii.	—	—	—	—	—
Admitted under paragraph 10.c.	22,990	11,226	34,216	12,779	21,437

Total admitted under paragraph 10.a. - 10.c.	$34,384	$17,792	$52,176	$35,009	$17,167

Admitted under paragraph 10.e.i.	$28,391	$1,545	$29,936
Admitted under paragraph 10.e.ii.a.	—	15,609	15,609
Admitted under paragraph 10.e.ii.b.	—	—	—
Admitted under paragraph 10.e.iii.	22,990	11,226	34,216

Total admitted under paragraph 10.e.i. - 10.e.iii.	$51,381	$28,380	$79,761

Total increased admitted deferred income tax asset	$16,997	$10,588	$27,585

Risk-Based Capital Summary:	Under 10.a.-10.c.	Under 10.e.	Change
Admitted deferred income tax assets	$17,960	$45,545	$27,585
Admitted assets	20,909,487	20,937,072	27,585
Statutory surplus	884,042	911,627	27,585
Total adjusted capital	973,031
Authorized control level	117,466

•	10.a. – Federal income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year

•	10.b.i. – Adjusted gross DTAs, after the application of 10.a., expected to be realized within one year

•	10.b.ii. – 10% of adjusted statutory capital and surplus as shown on most recently filed statement

•	10.c. – Adjusted gross DTAs, after the application of 10.a. and 10.b., that can be offset against gross DTLs after considering the character of the DTAs and DTLs

•	10.d. – If the reporting entity’s financial statements and risk-based capital (RBC) calculated using an admitted adjusted gross DTA as the sum of 10.a., 10.b., and 10.c. results in the Company’s RBC level being above the maximum RBC level where an action level could occur as a result of the trend test (i.e., 250%); then the Company may elect to admit a higher amount of adjusted gross DTAs as calculated in paragraph 10.e.

•	10.e.i. – Federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years

•	10.e.ii.(a) – Adjusted gross DTAs, after the application of 10.e.i, expected to be realized within three years

•	10.e.ii.(b) – 15% of adjusted statutory capital and surplus as shown on most recently filed statement

•	10.e.iii. – Adjusted gross DTAs, after the application of 10.e.i. and 10.e.ii., that can be offset against DTLs after considering the character of the DTAs and DTLs

56

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

Current year income taxes incurred consist of the following major components:

	Year Ended December 31
	2009	2008
Current year tax expense (benefit) on operations	$28,038	$(27,470)
Tax credits	(2,186)	(2,255)
Prior year adjustments	15,119	4,105

Tax expense (benefit) on operations	40,971	(25,620)
Current year tax benefit on capital gains (losses)	(11,440)	(4,241)
Prior year adjustments	2,120	—

Tax benefit on capital gains (losses)	(9,320)	(4,241)

Current income taxes incurred	$31,651	$(29,861)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2009	2008	2007
Current income taxes incurred	$31,651	$(29,861)	$48,767
Change in deferred income taxes
(without tax on unrealized gains and losses)	95,930	(98,934)	21,027

Total income tax reported	$127,581	$(128,795)	$69,794

Income before taxes	$370,710	$(370,884)	$184,786
	35.00%	35.00%	35.00%

Expected income tax expense (benefit) at 35% statutory rate	$129,749	$(129,809)	$64,675
Increase (decrease) in actual tax reported resulting from:
a. Dividends received deduction	$(3,298)	$(2,972)	$(3,056)
b. Tax credits	(2,187)	(2,255)	(2,028)
c. Tax-exempt income	(22)	—	—
d. Tax adjustment for IMR	(798)	(1,331)	(2,046)
e. Surplus adjustment for in-force ceded	(348)	(348)	(348)
f. Nondeductible expenses	(80)	123	103
g. Deferred tax benefit on other items in surplus	9,321	11,614	10,692
h. Provision to return	(387)	(2,623)	(946)
i. Dividends from certain foreign corporations	42	54	—
j. Prior period adjustments	(4,242)	(2,717)	4,680
k. Other	(169)	1,469	(1,932)

Total income tax reported	$127,581	$(128,795)	$69,794

57

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent company, Transamerica Corporation, and other affiliated companies. The method of allocation between the companies is subject to a written agreement. Under the terms of the agreement, allocations are based upon separate return calculations. The Company is entitled to recoup federal income taxes paid in the event of future losses and credits to the extent the losses and credits reduce the greater of the Company’s separately computed tax liability or the consolidated group’s tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event of future losses and credits to the extent the losses and credits reduce the greater of the Company’s separately computed tax liability or the consolidated group’s tax liability in any carryback or carryforward year when so applied. Intercompany tax balances are settled within 30 days of payment to or filing with the Internal Revenue Service.

The Company incurred income taxes during 2009, 2008 and 2007 of $25,851, $227 and $40,406, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2009 and 2008 is $1,739 and $1,608 respectively. The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $1,739. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes for the year ended December 31, 2009 and 2008 is $77 and $75 respectively. The total interest payable balance as of December 31, 2009 and 2008 is $152 and $75 respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2000. The examination for the years 2001 through 2004 and 2005 through 2006 have been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions. An examination is currently underway for the years 2007 and 2008.

58

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company.

For the years ended December 31, 2009, 2008 and 2007, premiums for life participating policies were $(2), $(12) and $516, respectively. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $17, $3 and $6 to policyholders during 2009, 2008 and 2007, respectively, and did not allocate any additional income to such policyholders.

A portion of the Company’s policy reserves and other policyholders’ funds relates to liabilities established on a variety of the Company’s annuity and deposit fund products.

There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2009		2008
	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal with adjustment:
With market value adjustment	$1,021,245	6%	$1,115,755	7%
At book value less surrender charge of 5% or more	2,441,256	13	1,946,451	12
At fair value	4,911,137	27	3,704,078	23

Total with adjustment or at market value	8,373,638	46	6,766,284	42
At book value without adjustment (minimal or no charge or adjustment)	2,814,329	16	3,206,559	20
Not subject to discretionary withdrawal provision	6,865,711	38	6,074,013	38

Total annuity reserves and deposit liabilities	18,053,678	100%	16,046,856	100%
Less reinsurance ceded	2,201		2,596

Net annuity reserves and deposit liabilities	$18,051,477		$16,044,260

59

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2009 and 2008 is as follows:

	Nonindexed Guaranteed Less Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2009	$1,747,886	$1,014,078	$2,761,964

Reserves at December 31, 2009 for separate accounts with assets at:
Fair value	$1,971,913	$4,319,558	$6,291,471
Amortized cost	4,699,988	—	4,699,988

Total	$6,671,901	$4,319,558	$10,991,459

Reserves for separate accounts by withdrawal characteristics at December 31, 2009:
Subject to discretionary withdrawal:
With market adjustment	$148,997	$—	$148,997
At book value without market value adjustment and with current surrender charge of 5% or more	55,993	—	55,993
At fair value	634,536	4,319,558	4,954,094
At book value without market value adjustment and with current surrender charge of less than 5%	76,813	—	76,813

Subtotal	916,339	4,319,558	5,235,897
Not subject to discretionary withdrawal	5,755,562	—	5,755,562

Total separate account reserves at December 31, 2009	$6,671,901	$4,319,558	$10,991,459

60

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

	Nonindexed Guaranteed Less Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2008	$1,533,986	$1,140,718	$2,674,704

Reserves at December 31, 2008 for separate accounts with assets at:
Fair value	$2,148,371	$3,163,347	$5,311,718
Amortized cost	3,587,963	—	3,587,963

Total	$5,736,334	$3,163,347	$8,899,681

Reserves for separate accounts by withdrawal characteristics at December 31, 2008:	$206,579	$—	$206,579
Subject to discretionary withdrawal:
With market adjustment
At book value without market value adjustment and with current surrender charge of 5% or more	59,153	—	59,153
At fair value	580,836	3,163,347	3,744,183
At book value without market value adjustment and with current surrender charge of less than 5%	81,149	—	81,149

Subtotal	927,717	3,163,347	4,091,064
Not subject to discretionary withdrawal	4,808,617	—	4,808,617

Total separate account reserves at December 31, 2008	$5,736,334	$3,163,347	$8,899,681

A reconciliation of the amounts transferred to and from the separate accounts is presented below:
	Year Ended December 31
	2009	2008	2007
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$2,762,019	$2,674,931	$1,919,377
Transfers from separate accounts	(1,394,549)	(1,797,526)	(1,463,101)

Net transfers from (to) separate accounts	1,367,470	877,405	456,276

Other reconciling adjustments	(36)	(189)	(146)

Net transfers as reported in the Summary of Operations of the Company	$1,367,434	$877,216	$456,130

61

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Effective December 31, 2009, the Company adopted Actuarial Guideline XLIII (AG 43). AG 43 specifies statutory reserve requirements for variable annuity contracts with guarantees (VACARVM) and related products. It replaces Actuarial Guidelines 34 and 39. The AG 43 reserve calculation included variable annuity products issued after January 1, 1981. Covered products include variable annuities with and without benefit guarantees. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits, and guaranteed payout annuity floors. The Aggregate Reserve for contracts falling within the scope of AG 43 is equal to the Conditional Tail Expectation (CTE) Amount, but not less than the Standard Scenario Amount (SSA). The Company reported a decrease in reserves and an increase in net income of $41,643 at December 31, 2009, related to the adoption of AG 43 and changes in underlying assumptions.

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on company experience. The Standard Scenario amount was determined using the assumptions and methodology prescribed in AG 43 for determining the Standard Scenario.

During 2008, for Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1,000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

62

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

During 2008, for Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

At December 31, 2009 and 2008, the Company had variable annuities with guaranteed living benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2009	Guaranteed Minimum Withdrawal Benefit	$6,613,296	$115,998	$—
2008	Guaranteed Minimum Withdrawal Benefit	5,825,448	519,580	—

At December 31, 2009 and 2008, the Company had variable annuities with guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2009	Guaranteed Minimum Death Benefit	$1,381,282	$6,573	$2,201
2008	Guaranteed Minimum Death Benefit	1,246,209	9,827	2,595

63

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2009 and 2008, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading are as follows:

	Gross	Loading	Net
December 31, 2009
Life and annuity:
Ordinary first-year business	$412	$249	$163
Ordinary renewal business	138,776	1,515	137,261
Group life business	620	167	453
Credit life	296	—	296
Reinsurance ceded	(67,480)	—	(67,480)

Total life and annuity	72,624	1,931	70,693
Accident and health	3,143	–	3,143

	$75,767	$1,931	$73,836

	Gross	Loading	Net
December 31, 2008
Life and annuity:
Ordinary first-year business	$339	$281	$58
Ordinary renewal business	129,017	1,732	127,285
Group life business	727	146	581
Credit life	244	—	244
Reinsurance ceded	(61,623)	—	(61,623)

Total life and annuity	68,704	2,159	66,545
Accident and health	3,210	–	3,210

	$71,914	$2,159	$69,755

At December 31, 2009 and 2008, the Company had insurance in force aggregating $148,747,352 and $117,037,402, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $61,291 and $64,380 to cover these deficiencies at December 31, 2009 and 2008, respectively.

64

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

The Company anticipates investment income as a factor in premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated by the Company’s divisional actuaries using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2009 and 2008 was $410 and $449, respectively.

The Company incurred $990 and paid $1030 of claim adjustment expenses during 2009, of which $511 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $1,027 and paid $932 of claim adjustment expenses during 2008, of which $392 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the provision for insured events of prior years during 2009 or 2008.

8. Capital and Surplus

As of December 31, 2009, the Company had 44,175 shares of 6% non-voting, non-cumulative preferred stock issued and outstanding. AEGON USA, LLC owns 38,609 shares and Transamerica Life Insurance Company owns 5,566 shares. Par value is $10 per share, and the liquidation value is $1,286.72 per share.

The preferred stock shareholders are entitled to receive non-cumulative dividends at the rate of 6% per year of an amount equal to the sum of (1) the par value plus (2) any additional paid-in capital for such preferred stock. Dividends are payable annually in December. The amount of dividends unpaid at December 31, 2009 was $430. The preferred shares have preference as to dividends and upon dissolution or liquidation of the Company.

The Company received capital contributions of $218,500 and $31,500 from its parent companies, AEGON USA, LLC and Transamerica Life Insurance Company, respectively, on December 30, 2008. No capital contributions were received in 2009 or 2007.

65

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Capital and Surplus (continued)

The Company did not pay any dividends in 2009. On May 2, 2008, the Company paid a common stock dividend of $300,000 to its parent companies, AEGON USA, LLC and Transamerica Occidental Life Insurance Company (TOLIC). TOLIC was subsequently merged into Transamerica Life Insurance Company. AEGON USA, LLC received $262,200 and TOLIC received $37,800. On December 19, 2007, the Company paid preferred and common stock dividends of $3,410 and $196,590, respectively, which were approved by the Department of Insurance of the State of New York. AEGON USA, LLC and TOLIC received a preferred stock dividend of $2,980 and $430, respectively, and common stock dividends of $171,820 and $24,770, respectively.

On May 2, 2008, the Company received $150,000 from AEGON USA, LLC in exchange for surplus notes. The Company received prior approval from the Superintendent of Insurance of the New York Department of Insurance prior to the issuance of the surplus note, as well as the December 31, 2009 and 2008 interest payments. These notes are due 20 years from the date of issuance at an interest rate of 6.25% and are subordinate and junior in the right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company.

Additional information related to the surplus note at December 31, 2009 and 2008 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2009	$150,000	$9,375	$15,625	$—
2008	150,000	6,250	6,250	—

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the lesser of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the Company can make a dividend payment of $91,163 without the prior approval of insurance regulatory authorities in 2010.

66

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Capital and Surplus (continued)

The Company held special surplus funds in the amount of $3,753 and $2,235, as of December 31, 2009 and 2008, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

Life and health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2009, the Company meets the minimum RBC requirements.

9. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned domestic securities, respectively. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security. Cash received is reinvested and is not available for general corporate purposes.

At December 31, 2009 and December 31, 2008, respectively, securities in the amount of $242,764 and $389,490 were on loan under security lending agreements. At December 31, 2009 and 2008, the collateral the Company received from securities lending was in the form of cash and on open terms. At December 31, 2009, cash collateral reinvested has a fair value of $247,770.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for 2009, 2008 and 2007 was $8, $7 and $7, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

67

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Retirement and Compensation Plans (continued)

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Benefits expense of $5 was allocated each year for 2009, 2008 and 2007.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2009, 2008 and 2007 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company’s allocation of postretirement expenses was negligible for the years ended 2009, 2008 and 2007.

11. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

68

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Related Party Transactions (continued)

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company’s parent as needed.

The Company is party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2009, 2008 and 2007, the Company paid $22,645, $24,960 and $24,042, respectively, for these services, which approximates its costs to the affiliates.

The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $696, $682 and $530 for these services during 2009, 2008 and 2007, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $4,768, $6,351, and $654 for the years ended December 31, 2009, 2008, and 2007, respectively.

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2009, 2008 and 2007, the Company paid (received) net interest of $(58), $1 and $(174), respectively, to affiliates. At December 31, 2009, 2008 and 2007, the Company has a net amount of $42,460 due from, $14,484 due from and $40,846 due to affiliates, respectively. Terms of settlement require that these amounts are settled within 90 days.

69

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Related Party Transactions (continued)

At December 31, 2009 and 2008, the Company had short-term notes receivable of $105,600 and $98,900 as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
Investors Warranty of America, Inc.	$30,100	June 29, 2010	0.30%
AEGON USA, LLC	30,100	September 15, 2010	0.25%
AEGON USA, LLC	30,000	September 29, 2010	0.25%
AEGON USA, LLC	15,400	November 25, 2010	0.22%

Receivable from	Amount	Due By	Interest Rate
AEGON USA, LLC	$2,600	August 29, 2009	2.44%
AEGON USA, LLC	30,800	October 24, 2009	5.95%
AEGON USA, LLC	35,900	October 29, 2009	5.95%
AEGON USA, LLC	29,600	November 3, 2009	2.70%

12. Managing General Agents

For years ended December 31, 2009, 2008 and 2007, the Company had $24,816, $33,074 and $47,145, respectively, of direct premiums written by The Vanguard Group, Inc. For the years ended December 31, 2009, 2008 and 2007, the Company had $6,638, $6,707 and $5,828, respectively, of direct premiums written by Vision Financial Corp. For the years ended December 31, 2009, 2008 and 2007, the Company had $8,775, $9,955 and $9,420, respectively, of direct premiums written by Benefit Marketing Systems, Inc. For the years ended December 31, 2009, 2008 and 2007, the Company had $39, $36 and $42, respectively, of direct premiums written by League Insurance Agency.

70

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Managing General Agents (continued)

Information regarding these entities is as follows:

Name and Address of Managing General Agent or Third-Party Administrator	FEIN	Exclusive Contract	Types of Business Written	Types of Authority Granted	Total Direct Premiums Written/ Produced By
The Vanguard Group, Inc.	23-1945930	No	Deferred and	C,B,P,U	$24,816
100 Vanguard Blvd.			Income
Malvern, PA 19355			Annuities

Vision Financial Corp.	02-0430860	No	Universal	Full service	$8,775
17 Church Street			Life	w/o claims
P.O. Box 506
Keene, NH 03431-0506

Benefit Marketing Systems, Inc.	58-2022585	No	Universal	Full service	$6,638
1705 W. Northwest Hwy, Ste 140			Life	w/o claims
Grapevine, TX 76051

League Insurance Agency/CUNA 06-0898852		No	Long-term	Premium	$39
Mutual Group			Care	Collection
14 Business Park
Branford, CT 06405

C-     Claims Payment

B-     Binding Authority

P-     Premium Collection

U-    Underwriting

71

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies

The Company has issued synthetic GIC contracts to plan sponsors totaling $181,013 and $177,647 as of December 31, 2009 and 2008, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium, which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. The assets relating to such contracts are not recognized in the Company’s statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates of $1,000 and $8,083 at December 31, 2009 and 2008, respectively.

The Company has contingent commitments for $19,381 and $21,913, at December 31, 2009 and 2008, respectively, for joint ventures, partnerships and limited liability companies. There were no LIHTC commitments as of December 31, 2009 or 2008.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2009 and 2008, the Company has pledged invested assets with a carrying value of $40,628 and $244,814, respectively, and fair value of $38,059 and $228,267, respectively, in conjunction with these transactions. Also, in conjunction with the derivative transactions, cash in the amount of $37,127 and $129,229 and securities in the amount of $6,798 and $92,780 were posted to the Company as of December 31, 2009 and 2008, respectively, which were not included in the financials of the Company.

There were no securities being acquired on a “to be announced” (TBA) basis at December 31, 2009 or 2008.

Private placement commitments outstanding as of December 31, 2009 were $10,000. There were no private placement commitments outstanding at December 31, 2008.

The Company is a party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal

72

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies (continued)

proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position or results of operations.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $783 with no offsetting premium tax benefit, at December 31, 2009 and 2008 for its estimated share of guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $(42), $66 and $73 for the years ended December 31, 2009, 2008 and 2007, respectively.

14. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2009 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain/(Loss)
Bonds:
NAIC 3	0	$—	$—	$—
NAIC 4	0	—	—	—
NAIC 5	0	—	—	—
NAIC 6	1	5	5	(2)

73

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

15. Reconciliation to Statutory Statement

The 2008 Annual Statement did not include the appropriate tax effect on both the mark to market income on a derivative and the associated statutory and tax reserves related to the Company’s variable annuities as of December 31, 2008. This item was adjusted for in the 2008 financial statements, as discussed further below, and was corrected through federal income tax expense in the 2009 Annual Statement. There were no reconciling items at December 31, 2007 or for the years then ended. The reconciling items as of December 31, 2009 are as follows:

December 31, 2009
Statement of Operations:
Statutory net income as reported in the Company’s Annual Statement of Operations:	$274,899
Increase federal income tax benefit	50,479

Total statutory net income (loss) per financial statements	$325,378

74

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

15. Reconciliation to Statutory Statement (continued)

The following is a reconciliation of amounts previously reported to the Department of Insurance of the State of New York in the 2008 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

December 31, 2008
Balance Sheet:
Assets as reported in the Company’s Annual Statement	$18,792,373
Reduce current federal income tax recoverable	(50,479)
Increase admissible deferred income tax asset	5,089
Effect of change in presentation of derivatives	6,259

Assets as reported in the accompanying audited statutory-basis balance sheet	$18,753,242

Liabilities as reported in the Company’s Annual Statement	$17,985,899
Adjust current federal income tax payable	—
Effect of change in presentation of derivatives	6,259

Liabilities as reported in the accompanying audited statutory-basis balance sheet	$17,992,158

Capital and surplus as reported in the company’s Annual Statement	$806,474
Reduce federal income tax benefit	(50,479)
Increase admissible deferred income tax asset	5,089

Total capital and surplus as reported in the accompanying audited statutory-basis balance sheet	$761,084

Statement of Operations:
Statutory net loss as reported in the Company’s Annual Statement of Operations:	$(296,851)
Reduce federal income tax benefit	(50,479)

Total statutory net income (loss) per financial statements	$(347,330)

75

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

16. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued, April 9, 2010, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). As of April 9, 2010, the Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2009.

76

Statutory-Basis Financial

Statement Schedules

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2009

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States government and government agencies and authorities	$714,636	$683,006	$714,626
States, municipalities and political subdivisions	40,661	42,309	40,661
Foreign governments	124,929	117,618	124,929
Public utilities	184,443	160,626	184,443
All other corporate bonds	6,890,022	6,861,029	6,890,022
Preferred stocks	3,037	3,352	3,037

Total fixed maturities	7,957,728	7,867,940	7,957,718

Equity securities
Common stocks:
Public utilities	—	—	—
Industrial, miscellaneous and all other	2,731	3,965	3,965

Total common stocks	2,731	3,965	3,965

Mortgage loans on real estate	941,918		941,918
Real estate	—		—
Policy loans	59,654		59,654
Other long-term investments	82,683		82,683
Cash, cash equivalents and short-term investments	109,752		109,752
Derivatives	—		—

Total investments	$9,154,466		$9,155,690

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

78

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2009
Individual life	$1,052,077	$—	$69,075	$371,689	$67,185	$338,255	$127,354
Individual health	21,812	7,057	9,701	35,931	2,351	19,149	12,099
Group life and health	109,798	1,865	6,648	49,459	6,777	35,255	11,910
Annuity	6,934,802	—	616	3,871,445	429,271	2,376,721	1,514,974

	$8,118,489	$8,922	$86,040	$4,328,524	$505,584	$2,769,380	$1,666,337

Year ended December 31, 2008
Individual life	$997,862	$—	$76,459	$366,364	$63,465	$346,643	$125,394
Individual health	20,332	8,751	10,311	33,458	2,345	20,831	14,978
Group life and health	98,158	1,964	6,368	36,309	4,079	100,428	8,847
Annuity	6,867,636	—	558	4,161,192	395,328	3,983,637	1,037,262

	$7,983,988	$10,715	$93,696	$4,597,323	$465,217	$4,451,539	$1,186,481

Year ended December 31, 2007
Individual life	$924,646	$—	$84,675	$362,636	$61,817	$303,227	$157,932
Individual health	18,044	10,862	9,653	33,874	2,306	21,645	14,679
Group life and health	23,394	1,051	4,691	33,415	1,661	21,392	8,625
Annuity	5,710,310	—	328	3,109,526	361,571	2,897,402	551,202

	$6,676,394	$11,913	$99,347	$3,539,451	$427,355	$3,243,666	$732,438

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

79

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2009
Life insurance in force	$14,300,336	$198,447,986	$282,803,169	$98,655,519	287%

Premiums:
Individual life	$112,794	$396,792	$655,687	$371,689	176%
Individual health	37,442	552	(959)	35,931	-3%
Group life and health	44,044	431	5,846	49,459	12%
Annuity	3,858,636	208	13,017	3,871,445	0%

	$4,052,916	$397,983	$673,591	$4,328,524	16%

Year ended December 31, 2008
Life insurance in force	$12,267,406	$194,169,113	$284,149,798	$102,248,091	278%

Premiums:
Individual life	$108,629	$373,442	$631,177	$366,364	172%
Individual health	32,624	124	958	33,458	3%
Group life and health	32,666	48	3,691	36,309	10%
Annuity	4,142,719	290	18,763	4,161,192	0%

	$4,316,638	$373,904	$654,589	$4,597,323	14%

Year ended December 31, 2007
Life insurance in force	$11,199,289	$184,378,157	$281,884,603	$108,705,735	259%

Premiums:
Individual life	$94,030	$371,975	$640,579	$362,634	177%
Individual health	32,756	155	1,273	33,874	4%
Group life and health	31,438	51	2,029	33,416	6%
Annuity	3,086,496	338	23,369	3,109,527	1%

	$3,244,720	$372,519	$667,250	$3,539,451	19%

80

FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Year Ended December 31, 2009

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Financial Statements

Year Ended December 31, 2009

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of Transamerica Landmark NY Variable Annuity,

Transamerica Financial Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Transamerica Financial Life Insurance Company Separate Account VA BNY (the Separate Account) comprised of the Transamerica Asset Allocation – Conservative VP, Transamerica Asset Allocation – Growth VP, Transamerica Asset Allocation – Moderate VP, Transamerica Asset Allocation-Moderate Growth VP, Transamerica International Moderate Growth VP SC, Transamerica MFS International Equity VP, Transamerica American Century Large Company Value VP, Transamerica Clarion Global Real Estate Securities VP, Transamerica Science and Technology VP, Transamerica Jennison Growth VP, Transamerica JPMorgan Enhanced Index VP, Transamerica Marsico Growth VP, Transamerica BlackRock Large Cap Value VP, Transamerica AEGON High Yield Bond VP, Transamerica PIMCO Total Return VP, Transamerica Focus VP, Transamerica Templeton Global VP, Transamerica Balanced VP, Transamerica Convertible Securities VP, Transamerica Equity VP, Transamerica Growth Opportunities VP, Transamerica Money Market VP, Transamerica Small/Mid Cap Value VP, Transamerica U.S. Government Securities VP, Transamerica U.S. Government Securities VP SC-PAM, Transamerica T. Rowe Price Equity Income VP, Transamerica T. Rowe Price Growth Stock VP, Transamerica T. Rowe Price Small Cap VP, Transamerica Van Kampen Active International Allocation VP, Transamerica Van Kampen Large Cap Core VP, Transamerica Van Kampen Mid Cap Growth VP, Transamerica Value Balanced VP SC, Transamerica Index 50 VP SC, Transamerica Index 75 VP SC, Transamerica Efficient Markets VP SC, Transamerica BlackRock Global Allocation VP SC, Transamerica BlackRock Tactical Allocation VP SC, Transamerica ProFunds UltraBear Fund SC-OAM, Transamerica Foxhall Global Growth VP SC, Transamerica Foxhall Global Conservative VP SC, Transamerica Foxhall Global Hard Asset VP SC, Transamerica Foxhall Emerging Markets/Pacific Rim VP SC, Transamerica Hanlon Growth VP SC, Transamerica Hanlon Growth and Income VP SC, Transamerica Hanlon Balanced VP SC, Transamerica Hanlon Managed Income VP SC, Transamerica Index 35 VP SC, Transamerica Index 100 VP SC, Transamerica JP Morgan Midcap Value VP SC, AIM V.I. Basic Value, AIM V.I. Capital Appreciation, AllianceBernstein Growth & Income, AllianceBernstein Large Cap Growth, AllianceBernstein Balanced Wealth Strategy, Janus Aspen – Enterprise, Janus Aspen – Perkins Mid Cap Value, Janus Aspen – Worldwide, JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust International Equity, JPMorgan Insurance Trust Mid Cap Value, JPMorgan Insurance Trust Small Cap Core, JPMorgan Insurance Trust U.S. Equity, MFS New Discovery, MFS Total Return, MTB Managed Allocation Fund – Moderate Growth II, Fidelity – VIP Contrafund®, Fidelity – VIP Equity-Income, Fidelity – VIP Growth, Fidelity – VIP Growth Opportunities, Fidelity – VIP Mid Cap, Fidelity – VIP Value Strategies, Fidelity – VIP Balanced, Franklin Income Securities, Mutual Shares Securities, Templeton Foreign Securities, Founding Funds Allocation, American Funds – Asset Allocation Fund, American Funds – Bond Fund, American Funds – Growth Fund, American Funds – Growth – Income Fund, American Funds – International Fund, and GE Investments Total Return Fund subaccounts, at December 31, 2009, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Financial Life Insurance Company Separate Account VA BNY at December 31, 2009, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa

April 23, 2010

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount
Assets
Investment in securities:
Number of shares - Initial	18,670.780	4,984.779	101,537.987	46,048.632

Cost	$162,001	$52,856	$1,155,550	$549,018

Number of shares - Service	768,682.764	276,604.439	1,989,909.748	3,366,110.546

Cost	$7,037,094	$2,084,346	$19,758,285	$36,264,316

Investments in mutual funds,
Level 1 quoted prices at net asset value	$7,662,257	$2,143,143	$20,294,151	$32,487,899
Receivable for units sold	—	—	—	—

Total assets	7,662,257	2,143,143	20,294,151	32,487,899

Liabilities
Payable for units redeemed	—	7	13	17

	$7,662,257	$2,143,136	$20,294,138	$32,487,882

Net Assets:
Deferred annuity contracts terminable by owners	$7,662,257	$2,143,136	$20,294,138	$32,487,882

Total net assets	$7,662,257	$2,143,136	$20,294,138	$32,487,882

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	123,521

M&E - 1.30%	—	—	—	—

M&E - 1.40%	137,937	31,932	748,054	221,107

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$1.341624	$1.209469	$1.341335	$1.293468

M&E - 1.30%	$1.336542	$1.204883	$1.336224	$1.288538

M&E - 1.40%	$1.326496	$1.195798	$1.326130	$1.278814

M&E - 1.45%	$1.436553	$1.419552	$1.475578	$1.466475

M&E - 1.55%	$1.311504	$1.182285	$1.311197	$1.264418

M&E - 1.75%	$1.407249	$1.390625	$1.445538	$1.436578

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$1.176212	$1.105991	$1.192058	$1.166847

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	4,101,806	1,253,528	9,557,871	12,985,354

M&E - 1.40%	—	—	—	—

M&E - 1.45%	1,080,286	227,261	3,466,137	6,633,600

M&E - 1.55%	—	—	—	—

M&E - 1.75%	179,463	—	768,681	3,730,545

M&E - 1.80%	81,716	—	73,818	180,698

M&E - 1.90%	—	—	—	—

M&E - 1.95%	54,299	42,486	—	102,634

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$1.401527	$1.425371	$1.451473	$1.453283

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.237147	$1.185233	$1.261663	$1.242720

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.214860	$1.163844	$1.238943	$1.220304

M&E - 1.80%	$1.356226	$1.379306	$1.404545	$1.406322

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$1.200247	$1.149855	$1.223994	$1.205589

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica International Moderate Growth VP SC Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica American Century Large Company Value VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	1,359.841	451.343	3,202.450

Cost	$—	$10,786	$5,078	$58,034

Number of shares - Service	419,820.916	9,899.220	7,795.320	22,429.678

Cost	$3,623,524	$58,920	$68,871	$275,768

Investments in mutual funds,
Level 1 quoted prices at net asset value	$3,543,289	$71,716	$64,242	$276,636
Receivable for units sold	—	—	—	—

Total assets	3,543,289	71,716	64,242	276,636

Liabilities
Payable for units redeemed	—	2	3	5

	$3,543,289	$71,714	$64,239	$276,631

Net Assets:
Deferred annuity contracts terminable by owners	$3,543,289	$71,714	$64,239	$276,631

Total net assets	$3,543,289	$71,714	$64,239	$276,631

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica International Moderate Growth VP SC Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica American Century Large Company Value VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	2,247	8,541

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	8,076	1,502	10,371

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$1.098102	$0.941857	$1.782147

M&E - 1.30%	$—	$1.348706	$1.032645	$1.775400

M&E - 1.40%	$—	$1.084084	$0.929797	$1.762024

M&E - 1.45%	$—	$1.648442	$1.179805	$1.924245

M&E - 1.55%	$—	$1.070292	$0.917970	$1.742145

M&E - 1.75%	$—	$1.614862	$1.155764	$1.885025

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$1.318581	$0.942580	$1.423342

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica International Moderate Growth VP SC Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica American Century Large Company Value VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	2,502,833	6,274	27,970	14,261

M&E - 1.40%	—	—	—	—

M&E - 1.45%	950,986	36,451	26,703	128,093

M&E - 1.55%	—	—	—	—

M&E - 1.75%	446,023	—	—	17,930

M&E - 1.80%	108,752	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$0.887090	$1.704145	$1.197739	$1.780042

M&E - 1.40%	$0.883896	$—	$—	$—

M&E - 1.45%	$0.882282	$1.433854	$1.019599	$1.494522

M&E - 1.55%	$0.879106	$—	$—	$—

M&E - 1.75%	$0.872753	$1.407978	$1.001189	$1.467544

M&E - 1.80%	$0.871200	$1.649029	$1.159015	$1.722493

M&E - 1.90%	$0.868064	$—	$—	$—

M&E - 1.95%	$0.866493	$1.391018	$0.989153	$1.449864

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Science and Technology VP Subaccount	Transamerica Jennison Growth VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount
Assets
Investment in securities:
Number of shares - Initial	4,008.707	31,373.144	63,948.210	15,714.250

Cost	$16,238	$245,842	$908,364	$187,613

Number of shares - Service	39,372.042	21,236.596	3,209.437	19,647.768

Cost	$155,882	$140,933	$31,999	$196,905

Investments in mutual funds,
Level 1 quoted prices at net asset value	$174,632	$368,461	$695,881	$326,234
Receivable for units sold	9	1,390	18	5

Total assets	174,641	369,851	695,899	326,239

Liabilities
Payable for units redeemed	—	—	—	—

	$174,641	$369,851	$695,899	$326,239

Net Assets:
Deferred annuity contracts terminable by owners	$174,641	$369,851	$695,899	$326,239

Total net assets	$174,641	$369,851	$695,899	$326,239

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Science and Technology VP Subaccount	Transamerica Jennison Growth VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	15,699	80,871	28,346

M&E - 1.30%	—	—	—	—

M&E - 1.40%	21,084	239,710	430,804	161,354

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$0.785809	$0.884015	$0.889633	$0.865639

M&E - 1.30%	$1.181397	$1.111472	$1.062934	$1.277479

M&E - 1.40%	$0.775777	$0.869294	$1.370867	$0.750713

M&E - 1.45%	$1.485159	$1.385389	$1.244697	$1.264956

M&E - 1.55%	$0.765878	$0.853189	$1.345531	$0.740020

M&E - 1.75%	$1.454869	$1.357153	$1.219326	$1.240249

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$1.080742	$1.131826	$1.002494	$1.045485

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Science and Technology VP Subaccount	Transamerica Jennison Growth VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	69,527	78,834	26,763	106,836

M&E - 1.40%	—	—	—	—

M&E - 1.45%	52,418	32,731	—	44,163

M&E - 1.55%	—	—	—	—

M&E - 1.75%	783	587	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$1.428719	$1.378751	$1.247187	$1.256800

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.108361	$1.167968	$1.074129	$1.048376

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.088366	$1.146889	$1.054751	$1.029477

M&E - 1.80%	$1.382478	$1.334166	$1.206866	$1.216181

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$1.075273	$1.133110	$1.042079	$1.017075

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica BlackRock Large Cap Value VP Subaccount	Transamerica AEGON High Yield Bond VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Transamerica Focus VP Subaccount
Assets
Investment in securities:
Number of shares - Initial	136,841.359	28,931.844	56,558.342	9,936.712

Cost	$1,669,375	$244,441	$623,003	$125,026

Number of shares - Service	27,281.854	21,932.567	203,055.888	21,269.418

Cost	$366,781	$172,430	$2,279,250	$183,913

Investments in mutual funds,
Level 1 quoted prices at net asset value	$2,046,612	$406,854	$2,916,599	$289,381
Receivable for units sold	1,998	10	—	—

Total assets	2,048,610	406,864	2,916,599	289,381

Liabilities
Payable for units redeemed	—	—	1	2

	$2,048,610	$406,864	$2,916,598	$289,379

Net Assets:
Deferred annuity contracts terminable by owners	$2,048,610	$406,864	$2,916,598	$289,379

Total net assets	$2,048,610	$406,864	$2,916,598	$289,379

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica BlackRock Large Cap Value VP Subaccount	Transamerica AEGON High Yield Bond VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Transamerica Focus VP Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	32,160	2,917	540	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	1,263,837	157,390	463,481	21,174

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	67,773

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$1.204776	$1.483913	$1.386905	$0.965218

M&E - 1.30%	$1.214338	$1.480603	$1.381646	$1.051095

M&E - 1.40%	$1.320019	$1.435735	$1.371221	$1.048083

M&E - 1.45%	$1.400690	$1.459830	$1.301837	$1.266415

M&E - 1.55%	$1.301266	$1.411341	$1.355748	$1.033151

M&E - 1.75%	$1.372151	$1.430103	$1.275313	$1.240601

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$1.118356	$1.245380	$1.229770	$0.981138

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica BlackRock Large Cap Value VP Subaccount	Transamerica AEGON High Yield Bond VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Transamerica Focus VP Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	163,784	28,159	1,219,417	108,786

M&E - 1.40%	—	—	—	—

M&E - 1.45%	67,413	105,000	516,655	53,896

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	1,297	33,906	—

M&E - 1.80%	14,247	—	16,824	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	24,754	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$1.453604	$1.376898	$1.262615	$1.289546

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.238030	$1.296588	$1.254615	$1.055408

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.215710	$1.273192	$1.231980	$1.036385

M&E - 1.80%	$1.406606	$1.332433	$1.221804	$1.247848

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$1.201068	$1.257884	$1.217156	$1.023893

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Templeton Global VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica Equity VP Subaccount
Assets
Investment in securities:
Number of shares - Initial	15,799.260	0.413	1,997.363	166,184.234

Cost	$249,930	$4	$20,836	$4,202,857

Number of shares - Service	27,977.072	48,495.511	33,507.094	2,663.991

Cost	$532,822	$448,782	$328,055	$58,580

Investments in mutual funds,
Level 1 quoted prices at net asset value	$762,011	$494,173	$278,395	$3,238,003
Receivable for units sold	—	—	—	—

Total assets	762,011	494,173	278,395	3,238,003

Liabilities
Payable for units redeemed	—	4	1	3

	$762,011	$494,169	$278,394	$3,238,000

Net Assets:
Deferred annuity contracts terminable by owners	$762,011	$494,169	$278,394	$3,238,000

Total net assets	$762,011	$494,169	$278,394	$3,238,000

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Templeton Global VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica Equity VP Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	40,546	—	—	146,106

M&E - 1.30%	—	—	—	—

M&E - 1.40%	423,401	—	11,822	4,055,320

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	102,307

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$0.966350	$1.248058	$1.343302	$0.959353

M&E - 1.30%	$1.112797	$1.243310	$1.338197	$1.202573

M&E - 1.40%	$0.560100	$1.233952	$1.328102	$0.733184

M&E - 1.45%	$1.263955	$1.285547	$1.395168	$1.345104

M&E - 1.55%	$0.552142	$1.220025	$1.313104	$0.722797

M&E - 1.75%	$1.238203	$1.259369	$1.366743	$1.317666

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$1.046957	$1.142746	$1.127870	$1.036945

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Templeton Global VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica Equity VP Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	365,893	307,804	133,843	4,710

M&E - 1.40%	—	—	—	—

M&E - 1.45%	65,418	17,074	24,319	39,651

M&E - 1.55%	—	—	—	—

M&E - 1.75%	24,861	34,938	45,352	—

M&E - 1.80%	—	33,579	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$1.067419	$1.273336	$1.353255	$1.316212

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.058478	$1.184420	$1.184730	$1.119511

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.040887	$1.163061	$1.163358	$1.099331

M&E - 1.80%	$1.038021	$1.232127	$1.309501	$1.273661

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$1.029354	$1.149041	$1.149363	$1.086083

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Growth Opportunities VP Subaccount	Transamerica Money Market VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica U.S. Government Securities VP Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,429.475	404,258.140	215,954.959	74,851.735

Cost	$17,296	$404,258	$2,831,078	$898,973

Number of shares - Service	61,425.786	2,204,431.560	9,154.768	258,155.943

Cost	$817,104	$2,204,432	$135,120	$3,375,069

Investments in mutual funds,
Level 1 quoted prices at net asset value	$655,766	$2,608,690	$3,632,081	$4,346,682
Receivable for units sold	6	—	—	—

Total assets	655,772	2,608,690	3,632,081	4,346,682

Liabilities
Payable for units redeemed	—	6	7	12

	$655,772	$2,608,684	$3,632,074	$4,346,670

Net Assets:
Deferred annuity contracts terminable by owners	$655,772	$2,608,684	$3,632,074	$4,346,670

Total net assets	$655,772	$2,608,684	$3,632,074	$4,346,670

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Growth Opportunities VP Subaccount	Transamerica Money Market VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica U.S. Government Securities VP Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	120,165	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	9,556	276,140	608,328	538,219

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$1.600591	$1.094790	$1.686857	$1.304088

M&E - 1.30%	$1.347642	$1.077875	$—	$1.275736

M&E - 1.40%	$1.580164	$1.463956	$5.396438	$1.792649

M&E - 1.45%	$1.652192	$1.067619	$—	$1.218154

M&E - 1.55%	$1.560037	$1.436968	$5.296667	$1.762437

M&E - 1.75%	$1.618535	$1.045822	$—	$1.193328

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$1.176474	$1.050989	$—	$1.172924

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Growth Opportunities VP Subaccount	Transamerica Money Market VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica U.S. Government Securities VP Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	9,432	1,385,586	36,197	1,422,424

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	327,116	120,006	1,364,255

M&E - 1.55%	—	—	—	—

M&E - 1.75%	479,585	299,944	932	70,222

M&E - 1.80%	—	27,386	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	42,205	—	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$1.622576	$1.064264	$0.934838	$1.181779

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.327963	$1.058783	$0.932162	$1.186736

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.303977	$1.039829	$0.926813	$1.165315

M&E - 1.80%	$1.570113	$1.029906	$0.925936	$1.143620

M&E - 1.90%	$—	$—	$0.924159	$—

M&E - 1.95%	$1.288309	$1.027323	$0.923285	$1.151322

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica U.S. Government Securities VP SC PAM Subaccount	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Growth Stock VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	243,703.573	102,878.725	13,899.387

Cost	$—	$3,821,708	$2,061,908	$127,009

Number of shares - Service	205,461.151	25,053.710	6,710.230	17,628.995

Cost	$2,592,853	$330,932	$121,842	$150,866

Investments in mutual funds,
Level 1 quoted prices at net asset value	$2,691,541	$2,689,577	$2,156,934	$219,353
Receivable for units sold	—	63	4,215	1

Total assets	2,691,541	2,689,640	2,161,149	219,354

Liabilities
Payable for units redeemed	11	—	—	—

	$2,691,530	$2,689,640	$2,161,149	$219,354

Net Assets:
Deferred annuity contracts terminable by owners	$2,691,530	$2,689,640	$2,161,149	$219,354

Total net assets	$2,691,530	$2,689,640	$2,161,149	$219,354

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica U.S. Government Securities VP SC PAM Subaccount	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Growth Stock VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	100,594	103,664	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	853,650	652,567	114,718

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$1.156556	$1.025585	$1.081922

M&E - 1.30%	$—	$1.138448	$1.171869	$1.169467

M&E - 1.40%	$—	$2.718615	$2.947718	$0.851754

M&E - 1.45%	$—	$1.279952	$1.351489	$1.505427

M&E - 1.55%	$—	$2.668404	$2.893208	$0.839620

M&E - 1.75%	$—	$1.253883	$1.323939	$1.474759

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$1.039062	$1.073862	$1.069997

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica U.S. Government Securities VP SC PAM Subaccount	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Growth Stock VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	1,630,140	80,968	41,565	43,952

M&E - 1.40%	—	—	—	—

M&E - 1.45%	453,177	129,029	42,414	49,865

M&E - 1.55%	—	—	—	—

M&E - 1.75%	147,085	—	24,584	—

M&E - 1.80%	46,678	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	16,881	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$1.181779	$1.309947	$1.327964	$1.491012

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.157997	$1.135302	$1.142731	$1.125237

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.141052	$1.114827	$1.122124	$1.104923

M&E - 1.80%	$1.143620	$1.267609	$1.285036	$1.442802

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$1.129925	$1.101397	$1.108618	$1.091625

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Van Kampen Active International Allocation VP Subaccount	Transamerica Van Kampen Large Cap Core VP Subaccount	Transamerica Van Kampen Mid Cap Growth VP Subaccount	Transamerica Value Balanced VP SC Subaccount
Assets
Investment in securities:
Number of shares - Initial	134,103.939	154,424.934	2,118.720	0.000

Cost	$1,312,796	$2,338,527	$50,975	$—

Number of shares - Service	6,302.331	11,903.209	3,162.713	30,433.045

Cost	$73,909	$152,058	$62,642	$277,741

Investments in mutual funds,
Level 1 quoted prices at net asset value	$1,517,540	$2,185,082	$114,292	$320,764
Receivable for units sold	1	2	—	—

Total assets	1,517,541	2,185,084	114,292	320,764

Liabilities
Payable for units redeemed	—	—	4	—

	$1,517,541	$2,185,084	$114,288	$320,764

Net Assets:
Deferred annuity contracts terminable by owners	$1,517,541	$2,185,084	$114,288	$320,764

Total net assets	$1,517,541	$2,185,084	$114,288	$320,764

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Van Kampen Active International Allocation VP Subaccount	Transamerica Van Kampen Large Cap Core VP Subaccount	Transamerica Van Kampen Mid Cap Growth VP Subaccount	Transamerica Value Balanced VP SC Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	20,037	17,098	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	812,212	658,297	55,836	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$1.203254	$1.107576	$0.838670	$—

M&E - 1.30%	$1.451334	$1.210691	$1.134188	$—

M&E - 1.40%	$1.755151	$3.048951	$0.827922	$—

M&E - 1.45%	$1.716770	$1.318295	$1.474140	$—

M&E - 1.55%	$1.722687	$2.992576	$0.817385	$—

M&E - 1.75%	$1.681793	$1.291416	$1.444146	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$1.295754	$1.113259	$1.214505	$—

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Van Kampen Active International Allocation VP Subaccount	Transamerica Van Kampen Large Cap Core VP Subaccount	Transamerica Van Kampen Mid Cap Growth VP Subaccount	Transamerica Value Balanced VP SC Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	16,045	73,937	29,059	99,717

M&E - 1.40%	—	—	—	—

M&E - 1.45%	26,917	50,039	20,830	249,520

M&E - 1.55%	—	—	—	—

M&E - 1.75%	820	2,400	718	19,856

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$1.740389	$1.316406	$1.453041	$0.870860

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.441191	$1.177591	$1.199677	$0.868712

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.415201	$1.156343	$1.178045	$0.864434

M&E - 1.80%	$1.684119	$1.273847	$1.406099	$0.863718

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$1.398174	$1.142407	$1.163858	$0.861611

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Index 50 VP SC Subaccount	Transamerica Index 75 VP SC Subaccount	Transamerica Efficient Markets VP SC Subaccount	Transamerica BlackRock Global Allocation VP SC Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Number of shares - Service	597,718.052	1,035,578.727	24,370.003	270,507.347

Cost	$5,408,796	$7,965,235	$279,947	$3,118,035

Investments in mutual funds,
Level 1 quoted prices at net asset value	$5,738,093	$9,268,430	$298,289	$3,289,369
Receivable for units sold	6	3	—	1

Total assets	5,738,099	9,268,433	298,289	3,289,370

Liabilities
Payable for units redeemed	—	—	—	—

	$5,738,099	$9,268,433	$298,289	$3,289,370

Net Assets:
Deferred annuity contracts terminable by owners	$5,738,099	$9,268,433	$298,289	$3,289,370

Total net assets	$5,738,099	$9,268,433	$298,289	$3,289,370

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Index 50 VP SC Subaccount	Transamerica Index 75 VP SC Subaccount	Transamerica Efficient Markets VP SC Subaccount	Transamerica BlackRock Global Allocation VP SC Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Index 50 VP SC Subaccount	Transamerica Index 75 VP SC Subaccount	Transamerica Efficient Markets VP SC Subaccount	Transamerica BlackRock Global Allocation VP SC Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	3,789,643	7,926,176	185,964	2,238,914

M&E - 1.40%	—	—	—	—

M&E - 1.45%	1,829,730	2,158,974	61,336	444,979

M&E - 1.55%	—	—	—	—

M&E - 1.75%	426,214	149,040	—	27,959

M&E - 1.80%	53,890	108,721	—	19,042

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	213,030	—	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$0.942001	$0.878829	$1.206694	$1.204759

M&E - 1.40%	$0.996289	$0.999483	$—	$—

M&E - 1.45%	$0.939686	$0.876656	$1.204646	$1.203581

M&E - 1.55%	$0.996117	$0.999308	$—	$—

M&E - 1.75%	$0.935049	$0.872328	$1.200602	$1.201202

M&E - 1.80%	$0.934286	$0.871619	$1.199928	$1.200822

M&E - 1.90%	$0.995710	$0.998903	$—	$—

M&E - 1.95%	$0.931999	$0.869488	$1.197925	$1.199639

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica BlackRock Tactical Allocation VP SC Subaccount	Transamerica ProFunds UltraBear Fund SC - OAM Subaccount	Transamerica Foxhall Global Growth VP SC Subaccount	Transamerica Foxhall Global Conservative VP SC Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Number of shares - Service	75,243.855	2,335.012	136.240	0.000

Cost	$854,238	$13,823	$1,500	$—

Investments in mutual funds,
Level 1 quoted prices at net asset value	$917,223	$13,263	$1,500	$—
Receivable for units sold	—	—	—	—

Total assets	917,223	13,263	1,500	—

Liabilities
Payable for units redeemed	1	—	—	—

	$917,222	$13,263	$1,500	$—

Net Assets:
Deferred annuity contracts terminable by owners	$917,222	$13,263	$1,500	$—

Total net assets	$917,222	$13,263	$1,500	$—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica BlackRock Tactical Allocation VP SC Subaccount	Transamerica ProFunds UltraBear Fund SC - OAM Subaccount	Transamerica Foxhall Global Growth VP SC Subaccount	Transamerica Foxhall Global Conservative VP SC Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica BlackRock Tactical Allocation VP SC Subaccount	Transamerica ProFunds UltraBear Fund SC - OAM Subaccount	Transamerica Foxhall Global Growth VP SC Subaccount	Transamerica Foxhall Global Conservative VP SC Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	470,952	1,198	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	225,934	22,379	1,490	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	7,900	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	54,647	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$1.208532	$0.563085	$1.006710	$0.983837

M&E - 1.40%	$1.003303	$—	$—	$—

M&E - 1.45%	$1.207351	$0.562527	$1.006537	$0.983667

M&E - 1.55%	$1.003130	$—	$—	$—

M&E - 1.75%	$1.204966	$0.561414	$1.006186	$0.983325

M&E - 1.80%	$1.204569	$0.561223	$1.006125	$0.983269

M&E - 1.90%	$1.002721	$—	$—	$—

M&E - 1.95%	$1.203393	$0.560672	$1.005952	$0.983098

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Foxhall Global Hard Asset VP SC Subaccount	Transamerica Foxhall Emerging Markets/Pacific Rim VP SC Subaccount	Transamerica Hanlon Growth VP SC Subaccount	Transamerica Hanlon Growth and Income VP SC Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Number of shares - Service	924.664	459.512	0.001	0.001

Cost	$9,572	$5,005	$—	$—

Investments in mutual funds,
Level 1 quoted prices at net asset value	$9,552	$5,027	$—	$—
Receivable for units sold	—	—	—	—

Total assets	9,552	5,027	—	—

Liabilities
Payable for units redeemed	—	—	—	—

	$9,552	$5,027	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$9,552	$5,027	$—	$—

Total net assets	$9,552	$5,027	$—	$—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Foxhall Global Hard Asset VP SC Subaccount	Transamerica Foxhall Emerging Markets/Pacific Rim VP SC Subaccount	Transamerica Hanlon Growth VP SC Subaccount	Transamerica Hanlon Growth and Income VP SC Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Foxhall Global Hard Asset VP SC Subaccount	Transamerica Foxhall Emerging Markets/Pacific Rim VP SC Subaccount	Transamerica Hanlon Growth VP SC Subaccount	Transamerica Hanlon Growth and Income VP SC Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	9,688	4,980	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$0.986069	$1.009552	$1.021578	$1.022659

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$0.985894	$1.009379	$1.021402	$1.022483

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$0.985557	$1.009028	$1.021045	$1.022125

M&E - 1.80%	$0.985496	$1.008970	$1.020987	$1.022067

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$0.985328	$1.008795	$1.020807	$1.021887

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Hanlon Balanced VP SC Subaccount	Transamerica Hanlon Managed Income VP SC Subaccount	Transamerica Index 35 VP SC Subaccount	Transamerica Index 100 VP SC Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Number of shares - Service	0.001	225.632	0.001	0.001

Cost	$—	$2,500	$—	$—

Investments in mutual funds,
Level 1 quoted prices at net asset value	$—	$2,500	$—	$—
Receivable for units sold	—	—	—	—

Total assets	—	2,500	—	—

Liabilities
Payable for units redeemed	—	—	—	—

	$—	$2,500	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$2,500	$—	$—

Total net assets	$—	$2,500	$—	$—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Hanlon Balanced VP SC Subaccount	Transamerica Hanlon Managed Income VP SC Subaccount	Transamerica Index 35 VP SC Subaccount	Transamerica Index 100 VP SC Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Hanlon Balanced VP SC Subaccount	Transamerica Hanlon Managed Income VP SC Subaccount	Transamerica Index 35 VP SC Subaccount	Transamerica Index 100 VP SC Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	2,491	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$1.020908	$1.003918	$0.998480	$1.024441

M&E - 1.40%	$—	$—	$0.998364	$1.024327

M&E - 1.45%	$1.020733	$1.003739	$0.998308	$1.024265

M&E - 1.55%	$—	$—	$0.998190	$1.024147

M&E - 1.75%	$1.020377	$1.003388	$0.997954	$1.023908

M&E - 1.80%	$1.020318	$1.003336	$0.997901	$1.023848

M&E - 1.90%	$—	$—	$0.997783	$1.023730

M&E - 1.95%	$1.020140	$1.003159	$0.997727	$1.023670

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica JP Morgan Midcap Value VP SC Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Number of shares - Service	179.373	19,127.898	773.819	7,749.170

Cost	$2,000	$106,829	$15,353	$124,646

Investments in mutual funds,
Level 1 quoted prices at net asset value	$2,000	$113,811	$15,476	$116,857
Receivable for units sold	—	—	—	—

Total assets	2,000	113,811	15,476	116,857

Liabilities
Payable for units redeemed	—	1	5	1

	$2,000	$113,810	$15,471	$116,856

Net Assets:
Deferred annuity contracts terminable by owners	$2,000	$113,810	$15,471	$116,856

Total net assets	$2,000	$113,810	$15,471	$116,856

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica JP Morgan Midcap Value VP SC Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica JP Morgan Midcap Value VP SC Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	2,658	—	3,583

M&E - 1.30%	—	57,902	11,784	48,906

M&E - 1.40%	—	636	3,413	59,729

M&E - 1.45%	1,942	53,899	1,897	12,638

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	627	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$0.881600	$0.891339	$0.878204

M&E - 1.30%	$1.029886	$0.878240	$0.887962	$0.969833

M&E - 1.40%	$1.029767	$0.871620	$0.881256	$0.867005

M&E - 1.45%	$1.029707	$1.101749	$1.054446	$1.146853

M&E - 1.55%	$1.029587	$0.861770	$0.871300	$0.855967

M&E - 1.75%	$1.029351	$1.079304	$1.032966	$1.123499

M&E - 1.80%	$1.029290	$0.845657	$0.855021	$0.933832

M&E - 1.90%	$1.029171	$0.830120	$0.865605	$0.894381

M&E - 1.95%	$1.029113	$0.901634	$0.867872	$0.965842

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount	Janus Aspen - Perkins Mid Cap Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Number of shares - Service	1,859.328	19,304.002	1,580.221	123.276

Cost	$50,376	$189,789	$42,431	$1,837

Investments in mutual funds,
Level 1 quoted prices at net asset value	$45,963	$204,236	$47,249	$1,690
Receivable for units sold	5	—	2	—

Total assets	45,968	204,236	47,251	1,690

Liabilities
Payable for units redeemed	—	—	—	6

	$45,968	$204,236	$47,251	$1,684

Net Assets:
Deferred annuity contracts terminable by owners	$45,968	$204,236	$47,251	$1,684

Total net assets	$45,968	$204,236	$47,251	$1,684

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount	Janus Aspen - Perkins Mid Cap Value Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount	Janus Aspen - Perkins Mid Cap Value Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	39,745	15,857	8,260	—

M&E - 1.40%	—	—	9,072	1,259

M&E - 1.45%	4,360	147,735	16,886	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	1,050	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.766396	$—	$1.019736	$1.359661

M&E - 1.30%	$1.023151	$1.242394	$1.481994	$—

M&E - 1.40%	$0.756619	$—	$0.525230	$1.337220

M&E - 1.45%	$1.215859	$1.240305	$1.791023	$—

M&E - 1.55%	$0.746965	$—	$0.567737	$1.319144

M&E - 1.75%	$1.191067	$1.236150	$1.754503	$—

M&E - 1.80%	$0.985173	$1.235456	$1.427028	$—

M&E - 1.90%	$1.053528	$—	$1.305493	$—

M&E - 1.95%	$1.045995	$1.233390	$1.378244	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Janus Aspen - Worldwide Subaccount	JPMorgan Insurance Trust Core Bond Subaccount	JPMorgan Insurance Trust International Equity Subaccount	JPMorgan Insurance Trust Mid Cap Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Number of shares - Service	4,541.596	28,547.186	10,674.918	14,121.108

Cost	$127,037	$310,047	$103,229	$60,439

Investments in mutual funds,
Level 1 quoted prices at net asset value	$117,764	$313,734	$101,839	$78,655
Receivable for units sold	—	—	7	—

Total assets	117,764	313,734	101,846	78,655

Liabilities
Payable for units redeemed	1	—	—	1

	$117,763	$313,734	$101,846	$78,654

Net Assets:
Deferred annuity contracts terminable by owners	$117,763	$313,734	$101,846	$78,654

Total net assets	$117,763	$313,734	$101,846	$78,654

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Janus Aspen - Worldwide Subaccount	JPMorgan Insurance Trust Core Bond Subaccount	JPMorgan Insurance Trust International Equity Subaccount	JPMorgan Insurance Trust Mid Cap Value Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Janus Aspen - Worldwide Subaccount	JPMorgan Insurance Trust Core Bond Subaccount	JPMorgan Insurance Trust International Equity Subaccount	JPMorgan Insurance Trust Mid Cap Value Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	40,389

M&E - 1.30%	53,110	206,049	12,565	—

M&E - 1.40%	57,743	12,385	21,970	7,003

M&E - 1.45%	26,741	75,567	37,251	12,449

M&E - 1.55%	—	—	—	—

M&E - 1.75%	1,014	3,918	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.751573	$1.053799	$1.420219	$1.314897

M&E - 1.30%	$0.952525	$1.053431	$1.419753	$1.314457

M&E - 1.40%	$0.601096	$1.052712	$1.418800	$1.313562

M&E - 1.45%	$1.170588	$1.052352	$1.418329	$1.313110

M&E - 1.55%	$0.592948	$1.051645	$1.417375	$1.312209

M&E - 1.75%	$1.146722	$1.050206	$1.415489	$1.310439

M&E - 1.80%	$0.917171	$1.049852	$1.415021	$1.309999

M&E - 1.90%	$0.973553	$1.049149	$1.414080	$1.309119

M&E - 1.95%	$1.012439	$1.048790	$1.413610	$1.308668

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	JPMorgan Insurance Trust Small Cap Core Subaccount	JPMorgan Insurance Trust U.S. Equity Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Number of shares - Service	815.994	0.000	12,320.337	32,209.020

Cost	$8,192	$—	$142,917	$530,899

Investments in mutual funds,
Level 1 quoted prices at net asset value	$9,596	$—	$160,780	$556,572
Receivable for units sold	2	—	—	—

Total assets	9,598	—	160,780	556,572

Liabilities
Payable for units redeemed	—	—	1	—

	$9,598	$—	$160,779	$556,572

Net Assets:
Deferred annuity contracts terminable by owners	$9,598	$—	$160,779	$556,572

Total net assets	$9,598	$—	$160,779	$556,572

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	JPMorgan Insurance Trust Small Cap Core Subaccount	JPMorgan Insurance Trust U.S. Equity Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	JPMorgan Insurance Trust Small Cap Core Subaccount	JPMorgan Insurance Trust U.S. Equity Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	750	—	25,835	341,765

M&E - 1.40%	6,509	—	10,438	29,691

M&E - 1.45%	—	—	78,693	96,425

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	814	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$1.323602	$1.352727	$1.161385	$1.180963

M&E - 1.30%	$1.323155	$1.352270	$1.156972	$1.176500

M&E - 1.40%	$1.322277	$1.351339	$1.148229	$1.167604

M&E - 1.45%	$1.321827	$1.350887	$1.495834	$1.242603

M&E - 1.55%	$1.320946	$1.349978	$1.135251	$1.154449

M&E - 1.75%	$1.319193	$1.348144	$1.465363	$1.217256

M&E - 1.80%	$1.318751	$1.347693	$1.114037	$1.132857

M&E - 1.90%	$1.317876	$1.346781	$1.141619	$1.074995

M&E - 1.95%	$1.317442	$1.346326	$1.111499	$1.124365

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	MTB Managed Allocation Fund - Moderate Growth II Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Number of shares - Service	59,659.745	55,593.200	8,806.225	2,893.838

Cost	$539,093	$1,330,970	$195,230	$87,998

Investments in mutual funds,
Level 1 quoted prices at net asset value	$517,250	$1,127,986	$145,919	$86,092
Receivable for units sold	—	—	—	—

Total assets	517,250	1,127,986	145,919	86,092

Liabilities
Payable for units redeemed	2	8	—	—

	$517,248	$1,127,978	$145,919	$86,092

Net Assets:
Deferred annuity contracts terminable by owners	$517,248	$1,127,978	$145,919	$86,092

Total net assets	$517,248	$1,127,978	$145,919	$86,092

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	MTB Managed Allocation Fund - Moderate Growth II Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	MTB Managed Allocation Fund - Moderate Growth II Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	47,688	623	—

M&E - 1.30%	383,297	232,779	27,265	68,831

M&E - 1.40%	47,592	227,286	77,457	33,363

M&E - 1.45%	50,473	239,836	31,071	819

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	73,447	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$1.354615	$0.968848	$0.719468

M&E - 1.30%	$1.076087	$1.379022	$1.030945	$0.893030

M&E - 1.40%	$1.070097	$1.125366	$1.034630	$0.710288

M&E - 1.45%	$1.067097	$1.560651	$1.192940	$1.129710

M&E - 1.55%	$1.061179	$1.109404	$1.019922	$0.701231

M&E - 1.75%	$1.049389	$1.528881	$1.168624	$1.106668

M&E - 1.80%	$1.046476	$1.327858	$0.992706	$0.859926

M&E - 1.90%	$1.040670	$1.189940	$0.942825	$0.905148

M&E - 1.95%	$1.037776	$1.257299	$1.014193	$0.901030

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount	Fidelity - VIP Balanced Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Number of shares - Service	70.355	41,188.304	22,426.397	107,361.061

Cost	$1,238	$1,248,090	$207,177	$1,219,390

Investments in mutual funds,
Level 1 quoted prices at net asset value	$1,013	$1,033,826	$174,253	$1,421,460
Receivable for units sold	3	—	2	6

Total assets	1,016	1,033,826	174,255	1,421,466

Liabilities
Payable for units redeemed	—	2	—	—

	$1,016	$1,033,824	$174,255	$1,421,466

Net Assets:
Deferred annuity contracts terminable by owners	$1,016	$1,033,824	$174,255	$1,421,466

Total net assets	$1,016	$1,033,824	$174,255	$1,421,466

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount	Fidelity - VIP Balanced Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount	Fidelity - VIP Balanced Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	45,717	—	—

M&E - 1.30%	—	73,922	13,197	962,031

M&E - 1.40%	1,610	232,965	57,428	—

M&E - 1.45%	—	102,126	44,242	455,033

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	87,784	19,093	147,066

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.817352	$1.865781	$1.180361	$—

M&E - 1.30%	$—	$1.744598	$1.175913	$0.910073

M&E - 1.40%	$0.631473	$1.899892	$1.167052	$—

M&E - 1.45%	$—	$2.003788	$1.457050	$0.907833

M&E - 1.55%	$0.622473	$1.872854	$1.153874	$—

M&E - 1.75%	$—	$1.962977	$1.427350	$0.903362

M&E - 1.80%	$—	$1.679865	$1.132287	$0.902620

M&E - 1.90%	$—	$1.422542	$0.972878	$—

M&E - 1.95%	$—	$1.531940	$0.985870	$0.900399

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Founding Funds Allocation Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Number of shares - Service	47,294.541	22,219.757	25,662.223	75,035.692

Cost	$696,278	$370,171	$359,494	$496,870

Investments in mutual funds,
Level 1 quoted prices at net asset value	$667,799	$323,964	$345,157	$535,755
Receivable for units sold	2	—	—	1

Total assets	667,801	323,964	345,157	535,756

Liabilities
Payable for units redeemed	—	—	2	—

	$667,801	$323,964	$345,155	$535,756

Net Assets:
Deferred annuity contracts terminable by owners	$667,801	$323,964	$345,155	$535,756

Total net assets	$667,801	$323,964	$345,155	$535,756

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Founding Funds Allocation Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Founding Funds Allocation Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	558,943	377,230	218,736	242,680

M&E - 1.40%	40,940	34,004	—	—

M&E - 1.45%	134,985	17,858	182,213	179,483

M&E - 1.55%	—	—	—	—

M&E - 1.75%	5,756	5,694	5,059	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.903723	$0.746489	$0.852876	$—

M&E - 1.30%	$0.902535	$0.745500	$0.851754	$1.269985

M&E - 1.40%	$0.900151	$0.743536	$0.849508	$—

M&E - 1.45%	$0.898983	$0.742571	$0.848389	$1.267843

M&E - 1.55%	$0.896617	$0.740603	$0.846164	$—

M&E - 1.75%	$0.891915	$0.736718	$0.841717	$1.263591

M&E - 1.80%	$0.890743	$0.735749	$0.840606	$1.262890

M&E - 1.90%	$0.888410	$0.733813	$0.838401	$—

M&E - 1.95%	$0.887236	$0.732851	$0.837316	$1.260784

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	American Funds – Asset Allocation Fund Subaccount	American Funds – Bond Fund Subaccount	American Funds – Growth Fund Subaccount	American Funds – Growth – Income Fund Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Number of shares - Service	678.263	969.422	216.014	340.881

Cost	$9,937	$9,936	$9,936	$10,644

Investments in mutual funds,
Level 1 quoted prices at net asset value	$9,937	$9,917	$9,958	$10,629
Receivable for units sold	—	—	—	—

Total assets	9,937	9,917	9,958	10,629

Liabilities
Payable for units redeemed	—	—	—	—

	$9,937	$9,917	$9,958	$10,629

Net Assets:
Deferred annuity contracts terminable by owners	$9,937	$9,917	$9,958	$10,629

Total net assets	$9,937	$9,917	$9,958	$10,629

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	American Funds – Asset Allocation Fund Subaccount	American Funds – Bond Fund Subaccount	American Funds – Growth Fund Subaccount	American Funds – Growth – Income Fund Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	American Funds – Asset Allocation Fund Subaccount	American Funds – Bond Fund Subaccount	American Funds – Growth Fund Subaccount	American Funds – Growth – Income Fund Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	9,854	9,976	9,926	9,839

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	699

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$1.008398	$0.994105	$1.003254	$1.008648

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.008224	$0.993932	$1.003076	$1.008472

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.007877	$0.993587	$1.002731	$1.008123

M&E - 1.80%	$1.007817	$0.993531	$1.002679	$1.008062

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$1.007640	$0.993361	$1.002501	$1.007891

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	American Funds – International Fund Subaccount	GE Investments Total Return Fund Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000

Cost	$—	$—

Number of shares - Service	587.267	0.000

Cost	$9,936	$—

Investments in mutual funds,
Level 1 quoted prices at net asset value	$10,048	$—
Receivable for units sold	—	—

Total assets	10,048	—

Liabilities
Payable for units redeemed	—	—

	$10,048	$—

Net Assets:
Deferred annuity contracts terminable by owners	$10,048	$—

Total net assets	$10,048	$—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	American Funds – International Fund Subaccount	GE Investments Total Return Fund Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—

M&E - 1.30%	—	—

M&E - 1.40%	—	—

M&E - 1.45%	—	—

M&E - 1.55%	—	—

M&E - 1.75%	—	—

M&E - 1.80%	—	—

M&E - 1.90%	—	—

M&E - 1.95%	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—

M&E - 1.30%	$—	$—

M&E - 1.40%	$—	$—

M&E - 1.45%	$—	$—

M&E - 1.55%	$—	$—

M&E - 1.75%	$—	$—

M&E - 1.80%	$—	$—

M&E - 1.90%	$—	$—

M&E - 1.95%	$—	$—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	American Funds – International Fund Subaccount	GE Investments Total Return Fund Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—

M&E - 1.30%	10,245	—

M&E - 1.40%	—	—

M&E - 1.45%	—	—

M&E - 1.55%	—	—

M&E - 1.75%	—	—

M&E - 1.80%	—	—

M&E - 1.90%	—	—

M&E - 1.95%	—	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$—

M&E - 1.30%	$0.980758	$1.004036

M&E - 1.40%	$—	$—

M&E - 1.45%	$0.980587	$1.003860

M&E - 1.55%	$—	$—

M&E - 1.75%	$0.980247	$1.003512

M&E - 1.80%	$0.980191	$1.003453

M&E - 1.90%	$—	$—

M&E - 1.95%	$0.980022	$1.003281

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount
Net investment income (loss)
Income:
Dividends	$229,226	$36,463	$629,396	$843,088
Expenses:
Administrative, mortality and expense risk charge	70,233	19,990	195,241	352,407

Net investment income (loss)	158,993	16,473	434,155	490,681

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	89,736	129,548	579,608	1,444,104
Proceeds from sales	932,009	178,319	988,006	1,908,239
Cost of investments sold	1,172,805	330,857	1,385,721	2,763,850

Net realized capital gains (losses) on investments	(151,060)	(22,990)	181,893	588,493

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(693,078)	(395,760)	(3,384,961)	(9,641,080)
End of period	463,162	5,941	(619,684)	(4,325,435)

Net change in unrealized appreciation/depreciation of investments	1,156,240	401,701	2,765,277	5,315,645

Net realized and unrealized capital gains (losses) on investments	1,005,180	378,711	2,947,170	5,904,138

Increase (decrease) in net assets from operations	$1,164,173	$395,184	$3,381,325	$6,394,819

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica International Moderate Growth VP SC Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica American Century Large Company Value VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount
Net investment income (loss)
Income:
Dividends	$63,981	$553	$713	$—
Expenses:
Administrative, mortality and expense risk charge	36,027	341	512	2,615

Net investment income (loss)	27,954	212	201	(2,615)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	386,283	2,930	884	38,375
Cost of investments sold	606,472	3,488	1,413	95,724

Net realized capital gains (losses) on investments	(220,189)	(558)	(529)	(57,349)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(926,018)	(4,912)	(17,654)	(174,767)
End of period	(80,235)	2,010	(9,707)	(57,166)

Net change in unrealized appreciation/depreciation of investments	845,783	6,922	7,947	117,601

Net realized and unrealized capital gains (losses) on investments	625,594	6,364	7,418	60,252

Increase (decrease) in net assets from operations	$653,548	$6,576	$7,619	$57,637

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Science and Technology VP Subaccount	Transamerica Jennison Growth VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount
Net investment income (loss)
Income:
Dividends	$—	$281	$12,025	$1,656
Expenses:
Administrative, mortality and expense risk charge	989	2,895	7,944	3,335

Net investment income (loss)	(989)	(2,614)	4,081	(1,679)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	786	—	—	—
Proceeds from sales	4,112	12,018	35,069	35,677
Cost of investments sold	5,952	19,568	62,815	48,528

Net realized capital gains (losses) on investments	(1,054)	(7,550)	(27,746)	(12,851)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(33,210)	(97,935)	(416,454)	(127,669)
End of period	2,512	(18,314)	(244,482)	(58,284)

Net change in unrealized appreciation/depreciation of investments	35,722	79,621	171,972	69,385

Net realized and unrealized capital gains (losses) on investments	34,668	72,071	144,226	56,534

Increase (decrease) in net assets from operations	$33,679	$69,457	$148,307	$54,855

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica BlackRock Large Cap Value VP Subaccount	Transamerica AEGON High Yield Bond VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Transamerica Focus VP Subaccount
Net investment income (loss)
Income:
Dividends	$4,081	$23,195	$122,989	$3,584
Expenses:
Administrative, mortality and expense risk charge	6,819	3,752	23,279	2,193

Net investment income (loss)	(2,738)	19,443	99,710	1,391

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	60,944	—
Proceeds from sales	104,073	36,680	82,386	44,135
Cost of investments sold	198,197	50,006	82,697	73,196

Net realized capital gains (losses) on investments	(94,124)	(13,326)	60,633	(29,061)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(169,525)	(97,445)	(33,001)	(79,245)
End of period	10,456	(10,017)	14,346	(19,558)

Net change in unrealized appreciation/depreciation of investments	179,981	87,428	47,347	59,687

Net realized and unrealized capital gains (losses) on investments	85,857	74,102	107,980	30,626

Increase (decrease) in net assets from operations	$83,119	$93,545	$207,690	$32,017

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Templeton Global VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica Equity VP Subaccount
Net investment income (loss)
Income:
Dividends	$8,485	$6,663	$7,828	$26,254
Expenses:
Administrative, mortality and expense risk charge	7,301	4,615	3,112	38,843

Net investment income (loss)	1,184	2,048	4,716	(12,589)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	5,804	—	—
Proceeds from sales	21,377	28,232	41,661	196,460
Cost of investments sold	25,268	31,240	75,344	313,058

Net realized capital gains (losses) on investments	(3,891)	2,796	(33,683)	(116,598)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(184,565)	(32,016)	(157,991)	(1,856,146)
End of period	(20,741)	45,387	(70,496)	(1,023,434)

Net change in unrealized appreciation/depreciation of investments	163,824	77,403	87,495	832,712

Net realized and unrealized capital gains (losses) on investments	159,933	80,199	53,812	716,114

Increase (decrease) in net assets from operations	$161,117	$82,247	$58,528	$703,525

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Growth Opportunities VP Subaccount	Transamerica Money Market VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica U.S. Government Securities VP Subaccount
Net investment income (loss)
Income:
Dividends	$45	$1,381	$96,871	$49,387
Expenses:
Administrative, mortality and expense risk charge	9,458	30,806	41,746	31,073

Net investment income (loss)	(9,413)	(29,425)	55,125	18,314

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	25,950	1,673,247	294,583	948,464
Cost of investments sold	50,292	1,673,247	160,533	906,433

Net realized capital gains (losses) on investments	(24,342)	—	134,050	42,031

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(379,025)	—	(215,685)	76,429
End of period	(178,634)	—	665,883	72,640

Net change in unrealized appreciation/depreciation of investments	200,391	—	881,568	(3,789)

Net realized and unrealized capital gains (losses) on investments	176,049	—	1,015,618	38,242

Increase (decrease) in net assets from operations	$166,636	$(29,425)	$1,070,743	$56,556

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica U.S. Government Securities VP SC - PAM Subaccount	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Growth Stock VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount
Net investment income (loss)
Income:
Dividends	$63,744	$87,804	$8,073	$—
Expenses:
Administrative, mortality and expense risk charge	40,027	31,741	24,230	2,215

Net investment income (loss)	23,717	56,063	(16,157)	(2,215)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	17,895	—	6,446
Proceeds from sales	1,639,065	195,080	79,775	18,969
Cost of investments sold	1,571,822	352,112	102,267	33,357

Net realized capital gains (losses) on investments	67,243	(139,137)	(22,492)	(7,942)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	108,694	(2,052,418)	(682,639)	(121,443)
End of period	98,688	(1,463,063)	(26,816)	(58,522)

Net change in unrealized appreciation/depreciation of investments	(10,006)	589,355	655,823	62,921

Net realized and unrealized capital gains (losses) on investments	57,237	450,218	633,331	54,979

Increase (decrease) in net assets from operations	$80,954	$506,281	$617,174	$52,764

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Van Kampen Active International Allocation VP Subaccount	Transamerica Van Kampen Large Cap Core VP Subaccount	Transamerica Van Kampen Mid Cap Growth VP Subaccount	Transamerica Value Balanced VP SC Subaccount
Net investment income (loss)
Income:
Dividends	$1,988	$14,164	$—	$8,745
Expenses:
Administrative, mortality and expense risk charge	18,203	24,160	824	2,610

Net investment income (loss)	(16,215)	(9,996)	(824)	6,135

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	21,249	—	—	—
Proceeds from sales	181,764	97,946	4,412	30,782
Cost of investments sold	175,897	164,541	4,299	30,168

Net realized capital gains (losses) on investments	27,116	(66,595)	113	614

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(134,160)	(1,021,662)	(25,966)	224
End of period	130,835	(305,503)	675	43,023

Net change in unrealized appreciation/depreciation of investments	264,995	716,159	26,641	42,799

Net realized and unrealized capital gains (losses) on investments	292,111	649,564	26,754	43,413

Increase (decrease) in net assets from operations	$275,896	$639,568	$25,930	$49,548

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Index 50 VP SC Subaccount	Transamerica Index 75 VP SC Subaccount	Transamerica Efficient Markets VP SC Subaccount	Transamerica BlackRock Global Allocation VP SC Subaccount (1)
Net investment income (loss)
Income:
Dividends	$6,323	$19,550	$37	$—
Expenses:
Administrative, mortality and expense risk charge	24,817	63,831	1,389	13,147

Net investment income (loss)	(18,494)	(44,281)	(1,352)	(13,147)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	28	19	—
Proceeds from sales	71,886	414,957	9,879	7,189
Cost of investments sold	71,839	537,966	8,440	6,610

Net realized capital gains (losses) on investments	47	(122,981)	1,458	579

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(2,142)	(73,956)	—	—
End of period	329,297	1,303,195	18,342	171,334

Net change in unrealized appreciation/depreciation of investments	331,439	1,377,151	18,342	171,334

Net realized and unrealized capital gains (losses) on investments	331,486	1,254,170	19,800	171,913

Increase (decrease) in net assets from operations	$312,992	$1,209,889	$18,448	$158,766

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica BlackRock Tactical Allocation VP SC Subaccount (1)	Transamerica ProFunds UltraBear Fund SC - OAM Subaccount (1)	Transamerica Foxhall Global Growth VP SC Subaccount (1)	Transamerica Foxhall Global Conservative VP SC Subaccount (1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	3,900	104	—	—

Net investment income (loss)	(3,900)	(104)	—	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	4,916	101,816	101	100
Cost of investments sold	4,334	112,902	100	100

Net realized capital gains (losses) on investments	582	(11,086)	1	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	62,985	(560)	—	—

Net change in unrealized appreciation/depreciation of investments	62,985	(560)	—	—

Net realized and unrealized capital gains (losses) on investments	63,567	(11,646)	1	—

Increase (decrease) in net assets from operations	$59,667	$(11,750)	$1	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Foxhall Global Hard Asset VP SC Subaccount (1)	Transamerica Foxhall Emerging Markets/Pacific Rim VP SC Subaccount (1)	Transamerica Hanlon Growth VP SC Subaccount (1)	Transamerica Hanlon Growth and Income VP SC Subaccount (1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	7	2	—	—

Net investment income (loss)	(7)	(2)	—	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	106	102	100	100
Cost of investments sold	106	102	100	100

Net realized capital gains (losses) on investments	—	—	—	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(20)	22	—	—

Net change in unrealized appreciation/depreciation of investments	(20)	22	—	—

Net realized and unrealized capital gains (losses) on investments	(20)	22	—	—

Increase (decrease) in net assets from operations	$(27)	$20	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Hanlon Balanced VP SC Subaccount (1)	Transamerica Hanlon Managed Income VP SC Subaccount (1)	Transamerica Index 35 VP SC Subaccount (1)	Transamerica Index 100 VP SC Subaccount (1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	—	—	—	—

Net investment income (loss)	—	—	—	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	100	100	101	101
Cost of investments sold	100	100	100	100

Net realized capital gains (losses) on investments	—	—	1	1

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	—	—	—	—

Net change in unrealized appreciation/depreciation of investments	—	—	—	—

Net realized and unrealized capital gains (losses) on investments	—	—	1	1

Increase (decrease) in net assets from operations	$—	$—	$1	$1

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica JP Morgan Midcap Value VP SC Subaccount (1)	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount
Net investment income (loss)
Income:
Dividends	$—	$1,074	$34	$2,705
Expenses:
Administrative, mortality and expense risk charge	—	415	83	1,043

Net investment income (loss)	—	659	(49)	1,662

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	101	5,970	2,704	4,182
Cost of investments sold	100	9,739	5,012	6,051

Net realized capital gains (losses) on investments	1	(3,769)	(2,308)	(1,869)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(5,510)	(3,039)	(21,862)
End of period	—	6,982	123	(7,789)

Net change in unrealized appreciation/depreciation of investments	—	12,492	3,162	14,073

Net realized and unrealized capital gains (losses) on investments	1	8,723	854	12,204

Increase (decrease) in net assets from operations	$1	$9,382	$805	$13,866

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount	Janus Aspen - Perkins Mid Cap Value Subaccount
Net investment income (loss)
Income:
Dividends	$—	$581	$—	$11
Expenses:
Administrative, mortality and expense risk charge	452	1,095	281	60

Net investment income (loss)	(452)	(514)	(281)	(49)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	152
Proceeds from sales	16,582	26,553	2,726	6,203
Cost of investments sold	21,769	23,209	3,552	6,999

Net realized capital gains (losses) on investments	(5,187)	3,344	(826)	(644)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(20,237)	—	(3,679)	(2,159)
End of period	(4,413)	14,447	4,818	(147)

Net change in unrealized appreciation/depreciation of investments	15,824	14,447	8,497	2,012

Net realized and unrealized capital gains (losses) on investments	10,637	17,791	7,671	1,368

Increase (decrease) in net assets from operations	$10,185	$17,277	$7,390	$1,319

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Janus Aspen - Worldwide Subaccount	JPMorgan Insurance Trust Core Bond Subaccount(1)	JPMorgan Insurance Trust International Equity Subaccount(1)	JPMorgan Insurance Trust Mid Cap Value Subaccount(1)
Net investment income (loss)
Income:
Dividends	$741	$—	$1,421	$—
Expenses:
Administrative, mortality and expense risk charge	746	1,260	848	625

Net investment income (loss)	(5)	(1,260)	573	(625)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	13,029	43,209	14,139	741
Cost of investments sold	17,766	41,025	16,202	633

Net realized capital gains (losses) on investments	(4,737)	2,184	(2,063)	108

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(28,714)	—	—	—
End of period	(9,273)	3,687	(1,390)	18,216

Net change in unrealized appreciation/depreciation of investments	19,441	3,687	(1,390)	18,216

Net realized and unrealized capital gains (losses) on investments	14,704	5,871	(3,453)	18,324

Increase (decrease) in net assets from operations	$14,699	$4,611	$(2,880)	$17,699

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	JPMorgan Insurance Trust Small Cap Core Subaccount(1)	JPMorgan Insurance Trust U.S. Equity Subaccount(1)	MFS New Discovery Subaccount	MFS Total Return Subaccount
Net investment income (loss)
Income:
Dividends	$21	$—	$—	$5,936
Expenses:
Administrative, mortality and expense risk charge	82	—	698	4,269

Net investment income (loss)	(61)	—	(698)	1,667

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	144	—	10,972	53,331
Cost of investments sold	136	—	15,505	74,462

Net realized capital gains (losses) on investments	8	—	(4,533)	(21,131)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	(6,567)	(49,745)
End of period	1,404	—	17,863	25,673

Net change in unrealized appreciation/depreciation of investments	1,404	—	24,430	75,418

Net realized and unrealized capital gains (losses) on investments	1,412	—	19,897	54,287

Increase (decrease) in net assets from operations	$1,351	$—	$19,199	$55,954

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	MTB Managed Allocation Fund - Moderate Growth II Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount
Net investment income (loss)
Income:
Dividends	$57	$10,947	$2,626	$137
Expenses:
Administrative, mortality and expense risk charge	6,183	10,805	1,649	486

Net investment income (loss)	(6,126)	142	977	(349)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	2,780	273	—	59
Proceeds from sales	52,488	138,236	26,574	1,923
Cost of investments sold	73,229	261,089	42,803	3,081

Net realized capital gains (losses) on investments	(17,961)	(122,580)	(16,229)	(1,099)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(149,466)	(548,308)	(96,391)	(13,252)
End of period	(21,843)	(202,984)	(49,311)	(1,906)

Net change in unrealized appreciation/depreciation of investments	127,623	345,324	47,080	11,346

Net realized and unrealized capital gains (losses) on investments	109,662	222,744	30,851	10,247

Increase (decrease) in net assets from operations	$103,536	$222,886	$31,828	$9,898

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount	Fidelity - VIP Balanced Subaccount
Net investment income (loss)
Income:
Dividends	$2	$4,031	$471	$20,599
Expenses:
Administrative, mortality and expense risk charge	29	12,191	1,456	9,536

Net investment income (loss)	(27)	(8,160)	(985)	11,063

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	4,660	—	1,937
Proceeds from sales	6,358	155,439	11,904	77,667
Cost of investments sold	9,142	259,096	23,498	83,141

Net realized capital gains (losses) on investments	(2,784)	(98,997)	(11,594)	(3,537)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(2,818)	(590,947)	(88,598)	(11,948)
End of period	(225)	(214,264)	(32,924)	202,070

Net change in unrealized appreciation/depreciation of investments	2,593	376,683	55,674	214,018

Net realized and unrealized capital gains (losses) on investments	(191)	277,686	44,080	210,481

Increase (decrease) in net assets from operations	$(218)	$269,526	$43,095	$221,544

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Founding Funds Allocation Subaccount
Net investment income (loss)
Income:
Dividends	$29,993	$4,616	$2,909	$10,751
Expenses:
Administrative, mortality and expense risk charge	5,499	3,078	1,916	2,527

Net investment income (loss)	24,494	1,538	993	8,224

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	3,588	—
Proceeds from sales	33,320	37,812	15,119	4,256
Cost of investments sold	47,433	63,798	24,650	3,224

Net realized capital gains (losses) on investments	(14,113)	(25,986)	(5,943)	1,032

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(145,451)	(129,378)	(56,543)	—
End of period	(28,479)	(46,207)	(14,337)	38,885

Net change in unrealized appreciation/depreciation of investments	116,972	83,171	42,206	38,885

Net realized and unrealized capital gains (losses) on investments	102,859	57,185	36,263	39,917

Increase (decrease) in net assets from operations	$127,353	$58,723	$37,256	$48,141

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	American Funds – Asset Allocation Fund Subaccount (1)	American Funds – Bond Fund Subaccount (1)	American Funds – Growth Fund Subaccount (1)	American Funds – Growth – Income Fund Subaccount (1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$8
Expenses:
Administrative, mortality and expense risk charge	4	4	4	4

Net investment income (loss)	(4)	(4)	(4)	4

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	105	104	104	105
Cost of investments sold	104	104	103	104

Net realized capital gains (losses) on investments	1	—	1	1

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	—	(19)	22	(15)

Net change in unrealized appreciation/depreciation of investments	—	(19)	22	(15)

Net realized and unrealized capital gains (losses) on investments	1	(19)	23	(14)

Increase (decrease) in net assets from operations	$(3)	$(23)	$19	$(10)

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	American Funds – International Fund Subaccount (1)	GE Investments Total Return Fund Subaccount (1)
Net investment income (loss)
Income:
Dividends	$—	$—
Expenses:
Administrative, mortality and expense risk charge	4	—

Net investment income (loss)	(4)	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—
Proceeds from sales	105	101
Cost of investments sold	104	100

Net realized capital gains (losses) on investments	1	1

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—
End of period	112	—

Net change in unrealized appreciation/depreciation of investments	112	—

Net realized and unrealized capital gains (losses) on investments	113	1

Increase (decrease) in net assets from operations	$109	$1

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Asset Allocation - Conservative VP Subaccount		Transamerica Asset Allocation - Growth VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$158,993	$54,278	$16,473	$8,852
Net realized capital gains (losses) on investments	(151,060)	34,367	(22,990)	56,517
Net change in unrealized appreciation/depreciation of investments	1,156,240	(694,873)	401,701	(386,999)

Increase (decrease) in net assets from operations	1,164,173	(606,228)	395,184	(321,630)

Contract transactions
Net contract purchase payments	1,998,058	2,804,844	477,371	419,510
Transfer payments from (to) other subaccounts or general account	1,513,059	636,766	36,615	788,883
Contract terminations, withdrawals, and other deductions	(336,081)	(194,791)	(200)	(31,166)
Contract maintenance charges	(17,732)	(2,301)	(2,593)	(1,482)

Increase (decrease) in net assets from contract transactions	3,157,304	3,244,518	511,193	1,175,745

Net increase (decrease) in net assets	4,321,477	2,638,290	906,377	854,115

Net assets:
Beginning of the period	3,340,780	702,490	1,236,759	382,644

End of the period	$7,662,257	$3,340,780	$2,143,136	$1,236,759

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Asset Allocation - Moderate VP Subaccount		Transamerica Asset Allocation - Moderate Growth VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$434,155	$191,766	$490,681	$348,014
Net realized capital gains (losses) on investments	181,893	719,985	588,493	1,456,380
Net change in unrealized appreciation/depreciation of investments	2,765,277	(3,604,650)	5,315,645	(10,138,359)

Increase (decrease) in net assets from operations	3,381,325	(2,692,899)	6,394,819	(8,333,965)

Contract transactions
Net contract purchase payments	5,132,043	4,797,028	7,137,420	9,880,925
Transfer payments from (to) other subaccounts or general account	2,390,629	1,361,301	1,305,785	(1,746,280)
Contract terminations, withdrawals, and other deductions	(465,656)	(482,799)	(571,598)	(469,454)
Contract maintenance charges	(72,287)	(31,572)	(128,096)	(82,689)

Increase (decrease) in net assets from contract transactions	6,984,729	5,643,958	7,743,511	7,582,502

Net increase (decrease) in net assets	10,366,054	2,951,059	14,138,330	(751,463)

Net assets:
Beginning of the period	9,928,084	6,977,025	18,349,552	19,101,015

End of the period	$20,294,138	$9,928,084	$32,487,882	$18,349,552

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica International Moderate Growth VP SC Subaccount		Transamerica MFS International Equity VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$27,954	$20,778	$212	$5,394
Net realized capital gains (losses) on investments	(220,189)	7,375	(558)	(64,014)
Net change in unrealized appreciation/depreciation of investments	845,783	(922,495)	6,922	(7,664)

Increase (decrease) in net assets from operations	653,548	(894,342)	6,576	(66,284)

Contract transactions
Net contract purchase payments	842,040	1,479,681	48,830	—
Transfer payments from (to) other subaccounts or general account	123,163	553,349	6,169	42,152
Contract terminations, withdrawals, and other deductions	(47,968)	(23,602)	—	(111,734)
Contract maintenance charges	(11,123)	(3,136)	(144)	(51)

Increase (decrease) in net assets from contract transactions	906,112	2,006,292	54,855	(69,633)

Net increase (decrease) in net assets	1,559,660	1,111,950	61,431	(135,917)

Net assets:
Beginning of the period	1,983,629	871,679	10,283	146,200

End of the period	$3,543,289	$1,983,629	$71,714	$10,283

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica American Century Large Company Value VP Subaccount		Transamerica Clarion Global Real Estate Securities VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$201	$321	$(2,615)	$13,526
Net realized capital gains (losses) on investments	(529)	966	(57,349)	(4,871)
Net change in unrealized appreciation/depreciation of investments	7,947	(17,674)	117,601	(154,626)

Increase (decrease) in net assets from operations	7,619	(16,387)	57,637	(145,971)

Contract transactions
Net contract purchase payments	28,299	—	69,288	1,629
Transfer payments from (to) other subaccounts or general account	427	10,192	14,265	(70,203)
Contract terminations, withdrawals, and other deductions	(194)	(380)	(18,383)	(32,087)
Contract maintenance charges	(92)	(8)	(711)	(1,078)

Increase (decrease) in net assets from contract transactions	28,440	9,804	64,459	(101,739)

Net increase (decrease) in net assets	36,059	(6,583)	122,096	(247,710)

Net assets:
Beginning of the period	28,180	34,763	154,535	402,245

End of the period	$64,239	$28,180	$276,631	$154,535

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Science and Technology VP Subaccount		Transamerica Jennison Growth VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(989)	$(653)	$(2,614)	$(3,058)
Net realized capital gains (losses) on investments	(1,054)	2,733	(7,550)	(10,919)
Net change in unrealized appreciation/depreciation of investments	35,722	(34,465)	79,621	(93,030)

Increase (decrease) in net assets from operations	33,679	(32,385)	69,457	(107,007)

Contract transactions
Net contract purchase payments	89,734	—	136,955	—
Transfer payments from (to) other subaccounts or general account	16,014	10,197	3,707	(1,093)
Contract terminations, withdrawals, and other deductions	—	—	(6,936)	(20,301)
Contract maintenance charges	(234)	—	(231)	(123)

Increase (decrease) in net assets from contract transactions	105,514	10,197	133,495	(21,517)

Net increase (decrease) in net assets	139,193	(22,188)	202,952	(128,524)

Net assets:
Beginning of the period	35,448	57,636	166,899	295,423

End of the period	$174,641	$35,448	$369,851	$166,899

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica JPMorgan Enhanced Index VP Subaccount		Transamerica Marsico Growth VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$4,081	$34,327	$(1,679)	$(1,041)
Net realized capital gains (losses) on investments	(27,746)	65,988	(12,851)	13,478
Net change in unrealized appreciation/depreciation of investments	171,972	(467,517)	69,385	(160,647)

Increase (decrease) in net assets from operations	148,307	(367,202)	54,855	(148,210)

Contract transactions
Net contract purchase payments	33,999	—	59,112	137,735
Transfer payments from (to) other subaccounts or general account	5,737	(29,552)	(2,375)	106,195
Contract terminations, withdrawals, and other deductions	(30,117)	(147,832)	(20,402)	(2,511)
Contract maintenance charges	(524)	(518)	(130)	(55)

Increase (decrease) in net assets from contract transactions	9,095	(177,902)	36,205	241,364

Net increase (decrease) in net assets	157,402	(545,104)	91,060	93,154

Net assets:
Beginning of the period	538,497	1,083,601	235,179	142,025

End of the period	$695,899	$538,497	$326,239	$235,179

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica BlackRock Large Cap Value VP Subaccount		Transamerica AEGON High Yield Bond VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(2,738)	$(2,044)	$19,443	$20,258
Net realized capital gains (losses) on investments	(94,124)	(59,008)	(13,326)	(19,761)
Net change in unrealized appreciation/depreciation of investments	179,981	(169,321)	87,428	(71,063)

Increase (decrease) in net assets from operations	83,119	(230,373)	93,545	(70,566)

Contract transactions
Net contract purchase payments	68,572	141,907	89,301	9,515
Transfer payments from (to) other subaccounts or general account	1,695,760	(212,186)	49,612	(22,767)
Contract terminations, withdrawals, and other deductions	(76,075)	(59,680)	(20,279)	(24,622)
Contract maintenance charges	(774)	(611)	(520)	(213)

Increase (decrease) in net assets from contract transactions	1,687,483	(130,570)	118,114	(38,087)

Net increase (decrease) in net assets	1,770,602	(360,943)	211,659	(108,653)

Net assets:
Beginning of the period	278,008	638,951	195,205	303,858

End of the period	$2,048,610	$278,008	$406,864	$195,205

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica PIMCO Total Return VP Subaccount		Transamerica Focus VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$99,710	$38,299	$1,391	$1,250
Net realized capital gains (losses) on investments	60,633	(4,792)	(29,061)	17,838
Net change in unrealized appreciation/depreciation of investments	47,347	(72,966)	59,687	(84,822)

Increase (decrease) in net assets from operations	207,690	(39,459)	32,017	(65,734)

Contract transactions
Net contract purchase payments	1,194,638	179,007	135,856	—
Transfer payments from (to) other subaccounts or general account	787,915	12,495	13,196	43,525
Contract terminations, withdrawals, and other deductions	(79,208)	(77,579)	(18,195)	(1)
Contract maintenance charges	(3,061)	(861)	(423)	(88)

Increase (decrease) in net assets from contract transactions	1,900,284	113,062	130,434	43,436

Net increase (decrease) in net assets	2,107,974	73,603	162,451	(22,298)

Net assets:
Beginning of the period	808,624	735,021	126,928	149,226

End of the period	$2,916,598	$808,624	$289,379	$126,928

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Templeton Global VP Subaccount		Transamerica Balanced VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$1,184	$1,660	$2,048	$1,005
Net realized capital gains (losses) on investments	(3,891)	(1,311)	2,796	(63,166)
Net change in unrealized appreciation/depreciation of investments	163,824	(268,307)	77,403	(45,126)

Increase (decrease) in net assets from operations	161,117	(267,958)	82,247	(107,287)

Contract transactions
Net contract purchase payments	31,295	—	159,008	90,766
Transfer payments from (to) other subaccounts or general account	286,818	(41,952)	85,605	3,046
Contract terminations, withdrawals, and other deductions	(7,719)	(33,727)	(14,610)	(34,893)
Contract maintenance charges	(192)	(290)	(1,753)	(1,059)

Increase (decrease) in net assets from contract transactions	310,202	(75,969)	228,250	57,860

Net increase (decrease) in net assets	471,319	(343,927)	310,497	(49,427)

Net assets:
Beginning of the period	290,692	634,619	183,672	233,099

End of the period	$762,011	$290,692	$494,169	$183,672

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Convertible Securities VP Subaccount		Transamerica Equity VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$4,716	$10,992	$(12,589)	$(52,262)
Net realized capital gains (losses) on investments	(33,683)	38,993	(116,598)	70,528
Net change in unrealized appreciation/depreciation of investments	87,495	(168,421)	832,712	(2,608,834)

Increase (decrease) in net assets from operations	58,528	(118,436)	703,525	(2,590,568)

Contract transactions
Net contract purchase payments	36,296	45,502	—	12,900
Transfer payments from (to) other subaccounts or general account	1,233	(13,350)	(17,273)	(135,476)
Contract terminations, withdrawals, and other deductions	(12,074)	(5,985)	(127,720)	(859,974)
Contract maintenance charges	(238)	(54)	(2,636)	(2,944)

Increase (decrease) in net assets from contract transactions	25,217	26,113	(147,629)	(985,494)

Net increase (decrease) in net assets	83,745	(92,323)	555,896	(3,576,062)

Net assets:
Beginning of the period	194,649	286,972	2,682,104	6,258,166

End of the period	$278,394	$194,649	$3,238,000	$2,682,104

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Growth Opportunities VP Subaccount		Transamerica Money Market VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(9,413)	$12,214	$(29,425)	$12,341
Net realized capital gains (losses) on investments	(24,342)	177,434	—	(14)
Net change in unrealized appreciation/depreciation of investments	200,391	(560,540)	—	—

Increase (decrease) in net assets from operations	166,636	(370,892)	(29,425)	12,327

Contract transactions
Net contract purchase payments	—	—	1,855,266	321,428
Transfer payments from (to) other subaccounts or general account	5	49	(302,539)	285,611
Contract terminations, withdrawals, and other deductions	(16,482)	(10,282)	(562,606)	(628,014)
Contract maintenance charges	(9)	(20)	(844)	(1,116)

Increase (decrease) in net assets from contract transactions	(16,486)	(10,253)	989,277	(22,091)

Net increase (decrease) in net assets	150,150	(381,145)	959,852	(9,764)

Net assets:
Beginning of the period	505,622	886,767	1,648,832	1,658,596

End of the period	$655,772	$505,622	$2,608,684	$1,648,832

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Small/Mid Cap Value VP Subaccount		Transamerica U.S. Government Securities VP Subaccount
	2009	2008(1)	2009	2008
Operations
Net investment income (loss)	$55,125	$16,731	$18,314	$9,204
Net realized capital gains (losses) on investments	134,050	643,347	42,031	3,638
Net change in unrealized appreciation/depreciation of investments	881,568	(2,694,721)	(3,789)	72,956

Increase (decrease) in net assets from operations	1,070,743	(2,034,643)	56,556	85,798

Contract transactions
Net contract purchase payments	111,821	4,876	3,781,014	656,141
Transfer payments from (to) other subaccounts or general account	2,548	(176,390)	(799,378)	(318,759)
Contract terminations, withdrawals, and other deductions	(221,604)	(482,208)	(148,248)	(160,858)
Contract maintenance charges	(1,763)	(1,328)	(695)	(252)

Increase (decrease) in net assets from contract transactions	(108,998)	(655,050)	2,832,693	176,272

Net increase (decrease) in net assets	961,745	(2,689,693)	2,889,249	262,070

Net assets:
Beginning of the period	2,670,329	5,360,022	1,457,421	1,195,351

End of the period	$3,632,074	$2,670,329	$4,346,670	$1,457,421

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica U.S. Government Securities VP SC - PAM Subaccount		Transamerica T. Rowe Price Equity Income VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$23,717	$6,719	$56,063	$70,889
Net realized capital gains (losses) on investments	67,243	1,962	(139,137)	678,109
Net change in unrealized appreciation/depreciation of investments	(10,006)	108,391	589,355	(2,202,678)

Increase (decrease) in net assets from operations	80,954	117,072	506,281	(1,453,680)

Contract transactions
Net contract purchase payments	—	—	102,150	10,924
Transfer payments from (to) other subaccounts or general account	(207,697)	2,786,986	16,200	(356,957)
Contract terminations, withdrawals, and other deductions	(61,425)	(57,874)	(152,996)	(385,315)
Contract maintenance charges	(22,679)	(6,442)	(1,450)	(1,416)

Increase (decrease) in net assets from contract transactions	(291,801)	2,722,670	(36,096)	(732,764)

Net increase (decrease) in net assets	(210,847)	2,839,742	470,185	(2,186,444)

Net assets:
Beginning of the period	2,902,377	62,635	2,219,455	4,405,899

End of the period	$2,691,530	$2,902,377	$2,689,640	$2,219,455

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica T. Rowe Price Growth Stock VP Subaccount		Transamerica T. Rowe Price Small Cap VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(16,157)	$(14,845)	$(2,215)	$236
Net realized capital gains (losses) on investments	(22,492)	78,805	(7,942)	26,711
Net change in unrealized appreciation/depreciation of investments	655,823	(1,309,518)	62,921	(111,581)

Increase (decrease) in net assets from operations	617,174	(1,245,558)	52,764	(84,634)

Contract transactions
Net contract purchase payments	59,063	—	33,794	621
Transfer payments from (to) other subaccounts or general account	32,600	(6,713)	6,074	(4,059)
Contract terminations, withdrawals, and other deductions	(46,955)	(355,774)	(15,156)	(12,156)
Contract maintenance charges	(1,122)	(1,037)	(124)	(174)

Increase (decrease) in net assets from contract transactions	43,586	(363,524)	24,588	(15,768)

Net increase (decrease) in net assets	660,760	(1,609,082)	77,352	(100,402)

Net assets:
Beginning of the period	1,500,389	3,109,471	142,002	242,404

End of the period	$2,161,149	$1,500,389	$219,354	$142,002

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Van Kampen Active International Allocation VP Subaccount		Transamerica Van Kampen Large Cap Core VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(16,215)	$74,688	$(9,996)	$57,238
Net realized capital gains (losses) on investments	27,116	371,756	(66,595)	255,821
Net change in unrealized appreciation/depreciation of investments	264,995	(1,403,729)	716,159	(1,483,145)

Increase (decrease) in net assets from operations	275,896	(957,285)	639,568	(1,170,086)

Contract transactions
Net contract purchase payments	34,541	4,376	96,568	4,350
Transfer payments from (to) other subaccounts or general account	(61,277)	(27,140)	366	(13,358)
Contract terminations, withdrawals, and other deductions	(92,607)	(248,096)	(45,760)	(170,453)
Contract maintenance charges	(875)	(976)	(1,276)	(989)

Increase (decrease) in net assets from contract transactions	(120,218)	(271,836)	49,898	(180,450)

Net increase (decrease) in net assets	155,678	(1,229,121)	689,466	(1,350,536)

Net assets:
Beginning of the period	1,361,863	2,590,984	1,495,618	2,846,154

End of the period	$1,517,541	$1,361,863	$2,185,084	$1,495,618

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Van Kampen Mid Cap Growth VP Subaccount		Transamerica Value Balanced VP SC Subaccount
	2009	2008	2009	2008(1)
Operations
Net investment income (loss)	$(824)	$784	$6,135	$(32)
Net realized capital gains (losses) on investments	113	(62,499)	614	8
Net change in unrealized appreciation/depreciation of investments	26,641	(38,491)	42,799	224

Increase (decrease) in net assets from operations	25,930	(100,206)	49,548	200

Contract transactions
Net contract purchase payments	33,145	—	167,972	500
Transfer payments from (to) other subaccounts or general account	18,619	46,200	91,883	17,550
Contract terminations, withdrawals, and other deductions	(2,869)	(94,318)	(5,735)	(521)
Contract maintenance charges	(49)	—	(633)	—

Increase (decrease) in net assets from contract transactions	48,846	(48,118)	253,487	17,529

Net increase (decrease) in net assets	74,776	(148,324)	303,035	17,729

Net assets:
Beginning of the period	39,512	187,836	17,729	—

End of the period	$114,288	$39,512	$320,764	$17,729

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Index 50 VP SC Subaccount		Transamerica Index 75 VP SC Subaccount
	2009	2008(1)	2009	2008(1)
Operations
Net investment income (loss)	$(18,494)	$(242)	$(44,281)	$(2,614)
Net realized capital gains (losses) on investments	47	(40)	(122,981)	(17,951)
Net change in unrealized appreciation/depreciation of investments	331,439	(2,142)	1,377,151	(73,956)

Increase (decrease) in net assets from operations	312,992	(2,424)	1,209,889	(94,521)

Contract transactions
Net contract purchase payments	4,062,492	16,500	5,755,589	681,738
Transfer payments from (to) other subaccounts or general account	1,337,256	54,114	1,830,281	(53,287)
Contract terminations, withdrawals, and other deductions	(36,648)	(575)	(54,481)	(528)
Contract maintenance charges	(5,608)	—	(6,247)	—

Increase (decrease) in net assets from contract transactions	5,357,492	70,039	7,525,142	627,923

Net increase (decrease) in net assets	5,670,484	67,615	8,735,031	533,402

Net assets:
Beginning of the period	67,615	—	533,402	—

End of the period	$5,738,099	$67,615	$9,268,433	$533,402

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Efficient Markets VP SC Subaccount		Transamerica BlackRock Global Allocation VP SC Subaccount	Transamerica BlackRock Tactical Allocation VP SC Subaccount
	2009	2008(1)	2009(1)	2009(1)
Operations
Net investment income (loss)	$(1,352)	$—	$(13,147)	$(3,900)
Net realized capital gains (losses) on investments	1,458	(55)	579	582
Net change in unrealized appreciation/depreciation of investments	18,342	—	171,334	62,985

Increase (decrease) in net assets from operations	18,448	(55)	158,766	59,667

Contract transactions
Net contract purchase payments	233,785	500	2,332,503	534,542
Transfer payments from (to) other subaccounts or general account	49,370	27	804,642	326,642
Contract terminations, withdrawals, and other deductions	(3,282)	(472)	(4,303)	(2,284)
Contract maintenance charges	(32)	—	(2,238)	(1,345)

Increase (decrease) in net assets from contract transactions	279,841	55	3,130,604	857,555

Net increase (decrease) in net assets	298,289	—	3,289,370	917,222

Net assets:
Beginning of the period	—	—	—	—

End of the period	$298,289	$—	$3,289,370	$917,222

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica ProFunds UltraBear Fund SC - OAM Subaccount	Transamerica Foxhall Global Growth VP SC Subaccount	Transamerica Foxhall Global Conservative VP SC Subaccount	Transamerica Foxhall Global Hard Asset VP SC Subaccount
	2009(1)	2009(1)	2009(1)	2009(1)
Operations
Net investment income (loss)	$(104)	$—	$—	$(7)
Net realized capital gains (losses) on investments	(11,086)	1	—	—
Net change in unrealized appreciation/depreciation of investments	(560)	—	—	(20)

Increase (decrease) in net assets from operations	(11,750)	1	—	(27)

Contract transactions
Net contract purchase payments	—	1,600	100	2,600
Transfer payments from (to) other subaccounts or general account	25,141	—	—	7,079
Contract terminations, withdrawals, and other deductions	(92)	(101)	(100)	(100)
Contract maintenance charges	(36)	—	—	—

Increase (decrease) in net assets from contract transactions	25,013	1,499	—	9,579

Net increase (decrease) in net assets	13,263	1,500	—	9,552

Net assets:
Beginning of the period	—	—	—	—

End of the period	$13,263	$1,500	$—	$9,552

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Foxhall Emerging Markets/Pacific Rim VP SC Subaccount	Transamerica Hanlon Growth VP SC Subaccount	Transamerica Hanlon Growth and Income VP SC Subaccount	Transamerica Hanlon Balanced VP SC Subaccount
	2009(1)	2009(1)	2009(1)	2009(1)
Operations
Net investment income (loss)	$(2)	$—	$—	$—
Net realized capital gains (losses) on investments	—	—	—	—
Net change in unrealized appreciation/depreciation of investments	22	—	—	—

Increase (decrease) in net assets from operations	20	—	—	—

Contract transactions
Net contract purchase payments	3,100	100	100	100
Transfer payments from (to) other subaccounts or general account	2,007	—	—	—
Contract terminations, withdrawals, and other deductions	(100)	(100)	(100)	(100)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	5,007	—	—	—

Net increase (decrease) in net assets	5,027	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$5,027	$—	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Hanlon Managed Income VP SC Subaccount	Transamerica Index 35 VP SC Subaccount	Transamerica Index 100 VP SC Subaccount	Transamerica JP Morgan Midcap Value VP SC Subaccount
	2009(1)	2009(1)	2009(1)	2009(1)
Operations
Net investment income (loss)	$—	$—	$—	$—
Net realized capital gains (losses) on investments	—	1	1	1
Net change in unrealized appreciation/depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	—	1	1	1

Contract transactions
Net contract purchase payments	2,600	100	100	2,100
Transfer payments from (to) other subaccounts or general account	—	—	—	—
Contract terminations, withdrawals, and other deductions	(100)	(101)	(101)	(101)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	2,500	(1)	(1)	1,999

Net increase (decrease) in net assets	2,500	—	—	2,000

Net assets:
Beginning of the period	—	—	—	—

End of the period	$2,500	$—	$—	$2,000

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	AIM V.I. Basic Value Subaccount		AIM V.I. Capital Appreciation Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$659	$(48)	$(49)	$(94)
Net realized capital gains (losses) on investments	(3,769)	878	(2,308)	(24)
Net change in unrealized appreciation/depreciation of investments	12,492	(4,978)	3,162	(3,041)

Increase (decrease) in net assets from operations	9,382	(4,148)	805	(3,159)

Contract transactions
Net contract purchase payments	101,835	—	11,827	—
Transfer payments from (to) other subaccounts or general account	(735)	456	(108)	8,239
Contract terminations, withdrawals, and other deductions	(134)	(167)	(2,086)	—
Contract maintenance charges	(140)	(34)	(31)	(16)

Increase (decrease) in net assets from contract transactions	100,826	255	9,602	8,223

Net increase (decrease) in net assets	110,208	(3,893)	10,407	5,064

Net assets:
Beginning of the period	3,602	7,495	5,064	—

End of the period	$113,810	$3,602	$15,471	$5,064

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	AllianceBernstein Growth & Income Subaccount		AllianceBernstein Large Cap Growth Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$1,662	$523	$(452)	$(687)
Net realized capital gains (losses) on investments	(1,869)	(77,191)	(5,187)	(756)
Net change in unrealized appreciation/depreciation of investments	14,073	(32,078)	15,824	(23,663)

Increase (decrease) in net assets from operations	13,866	(108,746)	10,185	(25,106)

Contract transactions
Net contract purchase payments	43,293	1,955	13,370	1,956
Transfer payments from (to) other subaccounts or general account	2,335	53,717	970	(2,423)
Contract terminations, withdrawals, and other deductions	(1,776)	(96,592)	(14,783)	(82)
Contract maintenance charges	(123)	(41)	(26)	(21)

Increase (decrease) in net assets from contract transactions	43,729	(40,961)	(469)	(570)

Net increase (decrease) in net assets	57,595	(149,707)	9,716	(25,676)

Net assets:
Beginning of the period	59,261	208,968	36,252	61,928

End of the period	$116,856	$59,261	$45,968	$36,252

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	AllianceBernstein Balanced Wealth Strategy Subaccount		Janus Aspen - Enterprise Subaccount
	2009	2008(1)	2009	2008
Operations
Net investment income (loss)	$(514)	$—	$(281)	$(103)
Net realized capital gains (losses) on investments	3,344	(38)	(826)	468
Net change in unrealized appreciation/depreciation of investments	14,447	—	8,497	(5,020)

Increase (decrease) in net assets from operations	17,277	(38)	7,390	(4,655)

Contract transactions
Net contract purchase payments	162,118	500	32,223	1,956
Transfer payments from (to) other subaccounts or general account	24,959	(10)	1,045	1,818
Contract terminations, withdrawals, and other deductions	—	(452)	—	—
Contract maintenance charges	(118)	—	(129)	(6)

Increase (decrease) in net assets from contract transactions	186,959	38	33,139	3,768

Net increase (decrease) in net assets	204,236	—	40,529	(887)

Net assets:
Beginning of the period	—	—	6,722	7,609

End of the period	$204,236	$—	$47,251	$6,722

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Janus Aspen - Perkins Mid Cap Value Subaccount		Janus Aspen - Worldwide Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(49)	$(73)	$(5)	$(408)
Net realized capital gains (losses) on investments	(644)	1,046	(4,737)	1,813
Net change in unrealized appreciation/depreciation of investments	2,012	(3,617)	19,441	(50,786)

Increase (decrease) in net assets from operations	1,319	(2,644)	14,699	(49,381)

Contract transactions
Net contract purchase payments	—	—	45,485	—
Transfer payments from (to) other subaccounts or general account	(1,402)	1	23,591	10,608
Contract terminations, withdrawals, and other deductions	(4,739)	(104)	(11,907)	(54,494)
Contract maintenance charges	(4)	(11)	(43)	(20)

Increase (decrease) in net assets from contract transactions	(6,145)	(114)	57,126	(43,906)

Net increase (decrease) in net assets	(4,826)	(2,758)	71,825	(93,287)

Net assets:
Beginning of the period	6,510	9,268	45,938	139,225

End of the period	$1,684	$6,510	$117,763	$45,938

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	JPMorgan Insurance Trust Core Bond Subaccount	JPMorgan Insurance Trust International Equity Subaccount	JPMorgan Insurance Trust Mid Cap Value Subaccount	JPMorgan Insurance Trust Small Cap Core Subaccount
	2009(1)	2009(1)	2009(1)	2009(1)
Operations
Net investment income (loss)	$(1,260)	$573	$(625)	$(61)
Net realized capital gains (losses) on investments	2,184	(2,063)	108	8
Net change in unrealized appreciation/depreciation of investments	3,687	(1,390)	18,216	1,404

Increase (decrease) in net assets from operations	4,611	(2,880)	17,699	1,351

Contract transactions
Net contract purchase payments	255,607	9,800	—	—
Transfer payments from (to) other subaccounts or general account	54,098	108,159	60,963	8,312
Contract terminations, withdrawals, and other deductions	(295)	(12,920)	—	(55)
Contract maintenance charges	(287)	(313)	(8)	(10)

Increase (decrease) in net assets from contract transactions	309,123	104,726	60,955	8,247

Net increase (decrease) in net assets	313,734	101,846	78,654	9,598

Net assets:
Beginning of the period	—	—	—	—

End of the period	$313,734	$101,846	$78,654	$9,598

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	JPMorgan Insurance Trust U.S. Equity Subaccount	MFS New Discovery Subaccount
	2009(1)	2009	2008
Operations
Net investment income (loss)	$—	$(698)	$(121)
Net realized capital gains (losses) on investments	—	(4,533)	1,732
Net change in unrealized appreciation/depreciation of investments	—	24,430	(5,892)

Increase (decrease) in net assets from operations	—	19,199	(4,281)

Contract transactions
Net contract purchase payments	—	117,084	—
Transfer payments from (to) other subaccounts or general account	—	21,039	954
Contract terminations, withdrawals, and other deductions	—	(2,923)	(1)
Contract maintenance charges	—	(354)	(8)

Increase (decrease) in net assets from contract transactions	—	134,846	945

Net increase (decrease) in net assets	—	154,045	(3,336)

Net assets:
Beginning of the period	—	6,734	10,070

End of the period	$—	$160,779	$6,734

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	MFS Total Return Subaccount		MTB Managed Allocation Fund - Moderate Growth II Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$1,667	$5,089	$(6,126)	$3,830
Net realized capital gains (losses) on investments	(21,131)	(29,986)	(17,961)	27,809
Net change in unrealized appreciation/depreciation of investments	75,418	(64,990)	127,623	(154,421)

Increase (decrease) in net assets from operations	55,954	(89,887)	103,536	(122,782)

Contract transactions
Net contract purchase payments	303,487	199	—	309,736
Transfer payments from (to) other subaccounts or general account	42,947	50,303	24,350	48,177
Contract terminations, withdrawals, and other deductions	(16,096)	(142,381)	(38,087)	(3,122)
Contract maintenance charges	(378)	(358)	(301)	(258)

Increase (decrease) in net assets from contract transactions	329,960	(92,237)	(14,038)	354,533

Net increase (decrease) in net assets	385,914	(182,124)	89,498	231,751

Net assets:
Beginning of the period	170,658	352,782	427,750	195,999

End of the period	$556,572	$170,658	$517,248	$427,750

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Fidelity - VIP Contrafund® Subaccount		Fidelity - VIP Equity-Income Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$142	$(9,208)	$977	$(228)
Net realized capital gains (losses) on investments	(122,580)	(164,557)	(16,229)	(20,881)
Net change in unrealized appreciation/depreciation of investments	345,324	(411,901)	47,080	(99,380)

Increase (decrease) in net assets from operations	222,886	(585,666)	31,828	(120,489)

Contract transactions
Net contract purchase payments	317,806	31,142	24,543	—
Transfer payments from (to) other subaccounts or general account	7,950	(36,953)	6,353	(19,331)
Contract terminations, withdrawals, and other deductions	(45,350)	(141,425)	(23,870)	(150,187)
Contract maintenance charges	(2,245)	(2,410)	(257)	(285)

Increase (decrease) in net assets from contract transactions	278,161	(149,646)	6,769	(169,803)

Net increase (decrease) in net assets	501,047	(735,312)	38,597	(290,292)

Net assets:
Beginning of the period	626,931	1,362,243	107,322	397,614

End of the period	$1,127,978	$626,931	$145,919	$107,322

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Fidelity - VIP Growth Subaccount		Fidelity - VIP Growth Opportunities Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(349)	$(2,500)	$(27)	$(279)
Net realized capital gains (losses) on investments	(1,099)	(55,806)	(2,784)	1,538
Net change in unrealized appreciation/depreciation of investments	11,346	(37,453)	2,593	(16,460)

Increase (decrease) in net assets from operations	9,898	(95,759)	(218)	(15,201)

Contract transactions
Net contract purchase payments	47,466	—	—	—
Transfer payments from (to) other subaccounts or general account	872	45,643	(779)	5
Contract terminations, withdrawals, and other deductions	(1,449)	(102,851)	(5,547)	(15,620)
Contract maintenance charges	(2)	(3)	(2)	(44)

Increase (decrease) in net assets from contract transactions	46,887	(57,211)	(6,328)	(15,659)

Net increase (decrease) in net assets	56,785	(152,970)	(6,546)	(30,860)

Net assets:
Beginning of the period	29,307	182,277	7,562	38,422

End of the period	$86,092	$29,307	$1,016	$7,562

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Fidelity - VIP Mid Cap Subaccount		Fidelity - VIP Value Strategies Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(8,160)	$(16,936)	$(985)	$(1,024)
Net realized capital gains (losses) on investments	(98,997)	127,415	(11,594)	12,801
Net change in unrealized appreciation/depreciation of investments	376,683	(761,399)	55,674	(85,750)

Increase (decrease) in net assets from operations	269,526	(650,920)	43,095	(73,973)

Contract transactions
Net contract purchase payments	85,030	20,593	69,591	1,956
Transfer payments from (to) other subaccounts or general account	(38,848)	(318,124)	(1,755)	(5,954)
Contract terminations, withdrawals, and other deductions	(79,775)	(95,799)	(4,115)	(11,922)
Contract maintenance charges	(1,645)	(2,785)	(154)	(14)

Increase (decrease) in net assets from contract transactions	(35,238)	(396,115)	63,567	(15,934)

Net increase (decrease) in net assets	234,288	(1,047,035)	106,662	(89,907)

Net assets:
Beginning of the period	799,536	1,846,571	67,593	157,500

End of the period	$1,033,824	$799,536	$174,255	$67,593

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Fidelity - VIP Balanced Subaccount		Franklin Income Securities Subaccount
	2009	2008(1)	2009	2008
Operations
Net investment income (loss)	$11,063	$2,187	$24,494	$14,287
Net realized capital gains (losses) on investments	(3,537)	(5,614)	(14,113)	(3,233)
Net change in unrealized appreciation/depreciation of investments	214,018	(11,948)	116,972	(138,165)

Increase (decrease) in net assets from operations	221,544	(15,375)	127,353	(127,111)

Contract transactions
Net contract purchase payments	837,969	95,944	189,519	64,570
Transfer payments from (to) other subaccounts or general account	264,358	57,839	56,968	18,195
Contract terminations, withdrawals, and other deductions	(37,927)	(735)	—	—
Contract maintenance charges	(2,151)	—	(414)	(40)

Increase (decrease) in net assets from contract transactions	1,062,249	153,048	246,073	82,725

Net increase (decrease) in net assets	1,283,793	137,673	373,426	(44,386)

Net assets:
Beginning of the period	137,673	—	294,375	338,761

End of the period	$1,421,466	$137,673	$667,801	$294,375

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Mutual Shares Securities Subaccount		Templeton Foreign Securities Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$1,538	$4,275	$993	$1,103
Net realized capital gains (losses) on investments	(25,986)	8,948	(5,943)	6,263
Net change in unrealized appreciation/depreciation of investments	83,171	(120,314)	42,206	(57,854)

Increase (decrease) in net assets from operations	58,723	(107,091)	37,256	(50,488)

Contract transactions
Net contract purchase payments	50,337	14,719	191,295	30,965
Transfer payments from (to) other subaccounts or general account	34,080	19,114	34,681	36,438
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	(90)	—	(340)	(3)

Increase (decrease) in net assets from contract transactions	84,327	33,833	225,636	67,400

Net increase (decrease) in net assets	143,050	(73,258)	262,892	16,912

Net assets:
Beginning of the period	180,914	254,172	82,263	65,351

End of the period	$323,964	$180,914	$345,155	$82,263

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Founding Funds Allocation Subaccount		American Funds – Asset Allocation Fund Subaccount	American Funds – Bond Fund Subaccount
	2009	2008(1)	2009(1)	2009(1)
Operations
Net investment income (loss)	$8,224	$—	$(4)	$(4)
Net realized capital gains (losses) on investments	1,032	(42)	1	—
Net change in unrealized appreciation/depreciation of investments	38,885	—	—	(19)

Increase (decrease) in net assets from operations	48,141	(42)	(3)	(23)

Contract transactions
Net contract purchase payments	322,622	500	100	100
Transfer payments from (to) other subaccounts or general account	165,715	(10)	9,941	9,940
Contract terminations, withdrawals, and other deductions	(84)	(448)	(101)	(100)
Contract maintenance charges	(638)	—	—	—

Increase (decrease) in net assets from contract transactions	487,615	42	9,940	9,940

Net increase (decrease) in net assets	535,756	—	9,937	9,917

Net assets:
Beginning of the period	—	—	—	—

End of the period	$535,756	$—	$9,937	$9,917

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	American Funds – Growth Fund Subaccount	American Funds – Growth – Income Fund Subaccount	American Funds – International Fund Subaccount	GE Investments Total Return Fund Subaccount
	2009(1)	2009(1)	2009(1)	2009(1)
Operations
Net investment income (loss)	$(4)	$4	$(4)	$—
Net realized capital gains (losses) on investments	1	1	1	1
Net change in unrealized appreciation/depreciation of investments	22	(15)	112	—

Increase (decrease) in net assets from operations	19	(10)	109	1

Contract transactions
Net contract purchase payments	100	800	100	100
Transfer payments from (to) other subaccounts or general account	9,939	9,940	9,940	—
Contract terminations, withdrawals, and other deductions	(100)	(101)	(101)	(101)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	9,939	10,639	9,939	(1)

Net increase (decrease) in net assets	9,958	10,629	10,048	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$9,958	$10,629	$10,048	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2009

1. Organization and Summary of Significant Accounting Policies

Organization

The Transamerica Financial Life Insurance Company, Inc. Separate Account VA BNY (the Mutual Fund Account or the Company) is a segregated investment account of Transamerica Financial Life Insurance Company, Inc. (TFLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Each subaccount invests in the corresponding portfolio (the Portfolio) of a Series Fund. Each Series Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in all but one of these specific investment subaccounts is available to contract owners of Transamerica Landmark NY Variable Annuity. The Transamerica U.S. Government Securities-Portfolio Asset Manager-Service Class (“PAM”) was added to the Series Fund portfolio solely to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner’s other subaccounts into “PAM” when the policy value has dropped relative to the guaranteed amount.

Subaccount Investment by Series Fund:

Transamerica Series Trust - Initial Class:

Transamerica Asset Allocation-Growth VP-Initial Class

Transamerica Asset Allocation-Conservative VP-Initial Class

Transamerica Asset Allocation-Moderate VP-Initial Class

Transamerica Asset Allocation-Moderate Growth VP-Initial Class

Transamerica American Century Large Company Value VP-Initial Class

Transamerica MFS International Equity VP-Initial Class

Transamerica Clarion Global Real Estate Securities VP-Initial Class

Transamerica Small/Mid Cap Value VP-Initial Class

Transamerica Templeton Global VP-Initial Class

Transamerica Science and Technology VP-Initial Class

Transamerica Balanced VP-Initial Class

Transamerica Jennison Growth VP-Initial Class

Transamerica JPMorgan Enhanced Index VP-Initial Class

Transamerica Marsico Growth VP-Initial Class

Transamerica AEGON High Yield Bond VP-Initial Class

Transamerica BlackRock Large Cap Value VP-Initial Class

Transamerica PIMCO Total Return VP-Initial Class

Transamerica Focus VP-Initial Class

Transamerica Convertible Securities VP-Initial Class

Transamerica Equity VP-Initial Class

Transamerica Growth Opportunities VP-Initial Class

Transamerica U.S. Government Securities VP-Initial Class

Transamerica T. Rowe Price Equity Income VP-Initial Class

Transamerica T. Rowe Price Growth Stock VP-Initial Class

Transamerica T. Rowe Price Small Cap VP-Initial Class

Transamerica Van Kampen Active International Allocation VP-Initial Class

Transamerica Van Kampen Large Cap Core VP-Initial Class

Transamerica Money Market VP-Initial Class

Transamerica Van Kampen Mid Cap Growth VP-Initial Class

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2009

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Series Fund:

Transamerica Series Trust - Service Class:

Transamerica Asset Allocation-Growth VP-Service Class

Transamerica Asset Allocation-Conservative VP-Service Class

Transamerica Asset Allocation-Moderate VP-Service Class

Transamerica Asset Allocation-Moderate Growth VP-Service Class

Transamerica American Century Large Company Value VP-Service Class

Transamerica MFS International Equity VP-Service Class

Transamerica Clarion Global Real Estate Securities VP-Service Class

Transamerica Small/Mid Cap Value VP-Service Class

Transamerica Templeton Global VP-Service Class

Transamerica Science and Technology VP-Service Class

Transamerica Balanced VP-Service Class

Transamerica Jennison Growth VP-Service Class

Transamerica JPMorgan Enhanced Index VP-Service Class

Transamerica Marsico Growth VP-Service Class

Transamerica AEGON High Yield Bond VP-Service Class

Transamerica BlackRock Large Cap Value VP-Service Class

Transamerica PIMCO Total Return VP-Service Class

Transamerica Focus VP-Service Class

Transamerica Convertible Securities VP-Service Class

Transamerica Equity VP-Service Class

Transamerica Growth Opportunities VP-Service Class

Transamerica U.S. Government Securities VP-Service Class

Transamerica U.S. Government Securities VP PAM-Service Class

Transamerica T. Rowe Price Equity Income VP-Service Class

Transamerica T. Rowe Price Growth Stock VP-Service Class

Transamerica T. Rowe Price Small Cap VP-Service Class

Transamerica Van Kampen Active International Allocation VP-Service Class

Transamerica Van Kampen Large Cap Core VP-Service Class

Transamerica Money Market VP-Service Class

Transamerica Van Kampen Mid Cap Growth VP-Service Class

Transamerica International Moderate Growth VP-Service Class

Transamerica Value Balanced VP-Service Class

Transamerica Index 50 VP-Service Class

Transamerica Index 75 VP-Service Class

Transamerica Efficient Markets VP-Service Class

Transamerica BlackRock Global Allocation VP-Service Class

Transamerica BlackRock Tactical Allocation VP-Service Class

Transamerica ProFunds UltraBear Fund-Service Class OAM

Transamerica Foxhall Global Growth VP-Service Class

Transamerica Foxhall Global Conservative VP-Service Class

Transamerica Foxhall Global Hard Asset VP-Service Class

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2009

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Series Fund:

Transamerica Foxhall Emerging Markets/Pacific Rim VP-Service Class

Transamerica Hanlon Growth VP-Service Class

Transamerica Hanlon Growth and Income VP-Service Class

Transamerica Hanlon Balanced VP-Service Class

Transamerica Hanlon Managed Income VP-Service Class

Transamerica Index 35 VP-Service Class

Transamerica Index 100 VP-Service Class

Transamerica JP Morgan Midcap Value VP-Service Class

AIM Variable Insurance Funds-Series II Shares:

AIM V.I. Basic Value Fund-Series II

AIM V.I. Capital Appreciation Fund-Series II

AllianceBernstein Variable Products Series Fund, Inc. - Class B:

AllianceBernstein Growth & Income Portfolio-Class B

AllianceBernstein Large Cap Growth Portfolio-Class B

AllianceBernstein Balanced Wealth Strategy Portfolio-Class B

Janus Aspen Series-Service Shares:

Janus Aspen - Enterprise Portfolio-Service Shares

Janus Aspen - Perkins Mid Cap Value Portfolio-Service Shares

Janus Aspen - Worldwide Portfolio-Service Shares

JPMorgan Series Trust II:

JPMorgan Insurance Trust Core Bond Portfolio

JPMorgan Insurance Trust International Equity Portfolio

JPMorgan Insurance Trust Mid Cap Value Portfolio

JPMorgan Insurance Trust Small Cap Core Portfolio

JPMorgan Insurance Trust U.S. Equity Portfolio

MFS® Variable Insurance TrustSM - Service Class:

MFS New Discovery Series-Service Class

MFS Total Return Series-Service Class

MTB Group of Funds:

MTB Managed Allocation Fund-Moderate Growth II

Fidelity Variable Insurance Products Fund-Service Class 2:

Fidelity - VIP Contrafund® Portfolio

Fidelity - VIP Equity-Income Portfolio-Service Class 2

Fidelity - VIP Growth Portfolio-Service Class 2

Fidelity - VIP Growth Opportunities Portfolio-Service Class 2

Fidelity - VIP Mid Cap Portfolio-Service Class 2

Fidelity - VIP Value Strategies Portfolio-Service Class 2

Fidelity - VIP Balanced Portfolio-Service Class 2

Franklin Templeton Variable Insurance Products Trust - Class 2

Franklin Income Securities Fund - Class 2

Mutual Shares Securities Fund - Class 2

Templeton Foreign Securities Fund - Class 2

Franklin Templeton Variable Insurance Products Trust - Class 4

Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2009

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Series Fund:

American Funds Insurance Series Trust - Class 2:

American Funds Asset Allocation Fund - Class 2

American Funds Bond Fund - Class 2

American Funds Growth Fund - Class 2

American Funds Growth - Income Fund - Class 2

American Funds International Fund - Class 2

GE Investments Funds, Inc. - Class 3

GE Investments Total Return Fund - Class 3

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Transamerica International Moderate Growth VP-Service Class	May 1, 2006
Franklin Income Securities Fund - Class 2	May 1, 2007
Mutual Shares Securities Fund - Class 2	May 1, 2007
Templeton Foreign Securities Fund - Class 2	May 1, 2007
Transamerica Small/Mid Cap Value VP - Service Class	January 22, 2008
Transamerica Value Balanced VP-Service Class	May 1, 2008
Transamerica Index 50 VP-Service Class	May 1, 2008
Transamerica Index 75 VP-Service Class	May 1, 2008
Fidelity - VIP Balanced Portfolio-Service Class 2	May 1, 2008
Transamerica Efficient Markets VP-Service Class	November 10,2008
AllianceBernstein Balanced Wealth Strategy Portfolio-Class B	November 10,2008
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4	November 10,2008
JPMorgan Insurance Trust Core Bond Portfolio	April 23, 2009
JPMorgan Insurance Trust International Equity Portfolio	April 23, 2009
JPMorgan Insurance Trust Mid Cap Value Portfolio	April 23, 2009
JPMorgan Insurance Trust Small Cap Core Portfolio	April 23, 2009
JPMorgan Insurance Trust U.S. Equity Portfolio	April 23, 2009
Transamerica BlackRock Global Allocation VP-Service Class	May 1, 2009
Transamerica BlackRock Tactical Allocation VP-Service Class	May 1, 2009
Transamerica ProFunds UltraBear Fund-Service Class OAM	May 1, 2009
Transamerica Foxhall Global Growth VP-Service Class	November 19, 2009
Transamerica Foxhall Global Conservative VP-Service Class	November 19, 2009
Transamerica Foxhall Global Hard Asset VP-Service Class	November 19, 2009
Transamerica Foxhall Emerging Markets/Pacific Rim VP-Service Class	November 19, 2009
Transamerica Hanlon Growth VP-Service Class	November 19, 2009
Transamerica Hanlon Growth and Income VP-Service Class	November 19, 2009

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2009

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Transamerica Hanlon Balanced VP-Service Class	November 19, 2009
Transamerica Hanlon Managed Income VP-Service Class	November 19, 2009
Transamerica Index 35 VP-Service Class	November 19, 2009
Transamerica Index 100 VP-Service Class	November 19, 2009
Transamerica JP Morgan Midcap Value VP-Service Class	November 19, 2009
American Funds Asset Allocation Fund - Class 2	November 19, 2009
American Funds Bond Fund - Class 2	November 19, 2009
American Funds Growth Fund - Class 2	November 19, 2009
American Funds Growth - Income Fund - Class 2	November 19, 2009
American Funds International Fund - Class 2	November 19, 2009
GE Investments Total Return Fund - Class 3	November 19, 2009

The following subaccounts are only available to contract owners that held an investment in the subaccount on the designated closing date:

Subaccount	Close Date
JPMorgan Insurance Trust Small Cap Core Portfolio	May 1, 2006
JPMorgan Insurance Trust Mid Cap Value Portfolio	May 1, 2006

Marsico Growth subaccount was reopened May 1, 2003. Policyholders may only invest in the Service Class shares on or after May 1, 2003. If purchased before May 1, 2003, policyholders may only invest in the Initial Class shares.

As of May 1, 2003, new policy owners may only invest in the Service Class subaccounts of AEGON/Transamerica Series Fund, Inc. The Initial Class subaccounts of the AEGON/Transamerica Series Fund, Inc. are only available to owners that purchased the policy before May 1, 2003.

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2009:

Portfolio	Formerly
Transamerica AEGON High Yield Bond VP	Transamerica MFS High Yield VP
Transamerica Focus VP	Transamerica Legg Mason Partners All Cap VP
Janus Aspen - Enterprise	Janus Aspen - Mid Cap Growth
Janus Aspen - Worldwide	Janus Aspen - Worldwide Growth

The following Portfolio mergers were made effective during the fiscal year ended December 31, 2009:

Portfolio	Formerly
JPMorgan Insurance Trust Core Bond	JPMorgan Bond
JPMorgan Insurance Trust International Equity	JPMorgan International Equity
JPMorgan Insurance Trust Mid Cap Value	JPMorgan Mid Cap Value
JPMorgan Insurance Trust Small Cap Core	JPMorgan Small Company
JPMorgan Insurance Trust U.S. Equity	JPMorgan US Large Cap Core Equity
Transamerica Templeton Global VP	Transamerica Capital Guardian Global VP
Transamerica Van Kampen Large Cap Core VP	Transamerica Capital Guardian U.S. Equity VP
Transamerica BlackRock Large Cap Value VP	Transamerica Capital Guardian Value VP

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2009

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account for the Landmark NY Variable Annuity are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2009.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds Investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

On July 1, 2009, the FASB Accounting Standards CodificationTM (ASC or the Codification) was launched as the single source of authoritative nongovernmental accounting principles generally accepted in the United States (GAAP). Guidance in the Codification is organized by Topic, each representing a collection of related guidance (e.g., Financial Services—Insurance). Topics are further subdivided into Subtopics (e.g., Insurance Activities), and Sections (e.g., Recognition, Measurement, or Disclosure). All guidance contained in the Codification carries an equal level of authority. The Mutual Fund Account adopted guidance that establishes the Codification as the source of authoritative GAAP for the period ended September 30, 2009. The adoption required updates to the Mutual Fund Account’s financial statement disclosures, but did not impact the results of operations or financial position. This guidance was formerly known as Statement of Financial Accounting Standards (SFAS) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles, a replacement of FASB Statement No. 162.

As of December 31, 2009, the Company adopted ASC 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The adoption did not impact the Mutual Fund Account’s financial statements. Management has evaluated the financial statements for subsequent events through the date which the financial statements are issued. This guidance was formerly known as SFAS No. 165, Subsequent Events.

Effective January 1, 2008, the Mutual Fund Account adopted ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosures about fair value measurements. The adoption did not have a material impact on the Mutual Fund Account’s financial statements. This guidance was formerly known as SFAS No. 157, Fair Value Measurements. See Note 8 to the financial statements for additional disclosure.

The financial statements included herein have been prepared in accordance with GAAP for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2009

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2009 were as follows:

	Purchases	Sales
Transamerica Series Trust - Initial Class:
Transamerica Asset Allocation-Conservative VP-Initial Class	$84,735	$89,306
Transamerica Asset Allocation-Growth VP-Initial Class	11,790	617
Transamerica Asset Allocation-Moderate VP-Initial Class	167,822	232,841
Transamerica Asset Allocation-Moderate Growth VP-Initial Class	43,029	71,204
Transamerica MFS International Equity VP-Initial Class	2,021	298
Transamerica American Century Large Company Value VP-Initial Class	78	242
Transamerica Clarion Global Real Estate Securities VP-Initial Class	2,085	2,195
Transamerica Science and Technology VP-Initial Class	9,967	115
Transamerica Jennison Growth VP-Initial Class	280	7,381
Transamerica JPMorgan Enhanced Index VP-Initial Class	16,137	34,974
Transamerica Marsico Growth VP-Initial Class	1,086	22,226
Transamerica BlackRock Large Cap Value VP-Initial Class	1,606,421	65,211
Transamerica AEGON High Yield Bond VP-Initial Class	37,129	14,427
Transamerica PIMCO Total Return VP-Initial Class	116,849	13,526
Transamerica Focus VP-Initial Class	2,046	24,157
Transamerica Templeton Global VP-Initial Class	147,969	7,565
Transamerica Balanced VP-Initial Class	—	—
Transamerica Convertible Securities VP-Initial Class	1,470	2,555
Transamerica Equity VP-Initial Class	26,860	185,082
Transamerica Growth Opportunities VP-Initial Class	46	16,732
Transamerica Money Market VP-Initial Class	87,175	603,917
Transamerica Small/Mid Cap Value VP-Initial Class	95,626	283,401
Transamerica U.S. Government Securities VP-Initial Class	30,407	85,457
Transamerica T. Rowe Price Equity Income VP-Initial Class	118,648	184,014
Transamerica T. Rowe Price Growth Stock VP-Initial Class	27,576	75,319
Transamerica T. Rowe Price Small Cap VP-Initial Class	3,416	16,425
Transamerica Van Kampen Active International Allocation VP-Initial Class	23,256	171,913
Transamerica Van Kampen Large Cap Core VP-Initial Class	22,478	92,983
Transamerica Van Kampen Mid Cap Growth VP-Initial Class	9,837	447
Transamerica Series Trust - Service Class:
Transamerica Asset Allocation-Growth VP-Service Class	823,749	177,702
Transamerica Asset Allocation-Conservative VP-Service Class	4,253,313	842,703

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2009

2. Investments (continued)

	Purchases	Sales
Transamerica Asset Allocation-Moderate VP-Service Class	$8,818,677	$755,165
Transamerica Asset Allocation-Moderate Growth VP-Service Class	11,543,514	1,837,035
Transamerica American Century Large Company Value VP-Service Class	29,449	642
Transamerica MFS International Equity VP-Service Class	55,977	2,632
Transamerica Clarion Global Real Estate Securities VP-Service Class	98,137	36,180
Transamerica Small/Mid Cap Value VP-Service Class	145,087	11,182
Transamerica Templeton Global VP-Service Class	184,790	13,812
Transamerica Science and Technology VP-Service Class	99,453	3,997
Transamerica Balanced VP-Service Class	264,334	28,232
Transamerica Jennison Growth VP-Service Class	142,213	4,637
Transamerica JPMorgan Enhanced Index VP-Service Class	32,086	95
Transamerica Marsico Growth VP-Service Class	69,117	13,451
Transamerica AEGON High Yield Bond VP-Service Class	137,105	22,253
Transamerica BlackRock Large Cap Value VP-Service Class	180,402	38,862
Transamerica PIMCO Total Return VP-Service Class	2,026,478	68,860
Transamerica Focus VP-Service Class	173,914	19,978
Transamerica Convertible Securities VP-Service Class	70,126	39,106
Transamerica Equity VP-Service Class	9,366	11,378
Transamerica Growth Opportunities VP-Service Class	—	9,218
Transamerica U.S. Government Securities VP-Service Class	3,769,070	863,007
Transamerica U.S. Government Securities VP PAM-Service Class	1,370,988	1,639,065
Transamerica T. Rowe Price Equity Income VP-Service Class	114,231	11,066
Transamerica T. Rowe Price Growth Stock VP-Service Class	78,357	4,456
Transamerica T. Rowe Price Small Cap VP-Service Class	44,373	2,544
Transamerica Van Kampen Active International Allocation VP-Service Class	43,313	9,851
Transamerica Van Kampen Large Cap Core VP-Service Class	115,360	4,963
Transamerica Money Market VP-Service Class	2,545,933	1,069,330
Transamerica Van Kampen Mid Cap Growth VP-Service Class	42,598	3,965
Transamerica International Moderate Growth VP-Service Class	1,320,344	386,283
Transamerica Value Balanced VP-Service Class	290,404	30,782
Transamerica Index 50 VP-Service Class	5,410,878	71,886
Transamerica Index 75 VP-Service Class	7,895,842	414,957
Transamerica Efficient Markets VP-Service Class	288,387	9,879
Transamerica BlackRock Global Allocation VP-Service Class	3,124,645	7,189
Transamerica BlackRock Tactical Allocation VP-Service Class	858,572	4,916
Transamerica ProFunds UltraBear Fund-Service Class OAM	126,725	101,816
Transamerica Foxhall Global Growth VP-Service Class	1,600	101
Transamerica Foxhall Global Conservative VP-Service Class	100	100
Transamerica Foxhall Global Hard Asset VP-Service Class	9,678	106

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2009

2. Investments (continued)

	Purchases	Sales
Transamerica Foxhall Emerging Markets/Pacific Rim VP-Service Class	$5,107	$102
Transamerica Hanlon Growth VP-Service Class	100	100
Transamerica Hanlon Growth and Income VP-Service Class	100	100
Transamerica Hanlon Balanced VP-Service Class	100	100
Transamerica Hanlon Managed Income VP-Service Class	2,600	100
Transamerica Index 35 VP-Service Class	100	101
Transamerica Index 100 VP-Service Class	100	101
Transamerica JP Morgan Midcap Value VP-Service Class	2,100	101
AIM Variable Insurance Funds-Series II Shares:
AIM V.I. Basic Value Fund-Series II	107,455	5,970
AIM V.I. Capital Appreciation Fund-Series II	12,258	2,704
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
AllianceBernstein Growth & Income Portfolio-Class B	49,573	4,182
AllianceBernstein Large Cap Growth Portfolio-Class B	15,660	16,582
AllianceBernstein Balanced Wealth Strategy Portfolio-Class B	212,998	26,553
Janus Aspen Series-Service Shares:
Janus Aspen - Enterprise Portfolio-Service Shares	35,584	2,726
Janus Aspen - Perkins Mid Cap Value Portfolio-Service Shares	163	6,203
Janus Aspen - Worldwide Portfolio-Service Shares	70,151	13,029
JPMorgan Series Trust II:
JPMorgan Insurance Trust Core Bond Portfolio	351,072	43,209
JPMorgan Insurance Trust International Equity Portfolio	119,431	14,139
JPMorgan Insurance Trust Mid Cap Value Portfolio	61,072	741
JPMorgan Insurance Trust Small Cap Core Portfolio	8,328	144
JPMorgan Insurance Trust U.S. Equity Portfolio	—	—
MFS® Variable Insurance TrustSM-Service Class:
MFS New Discovery Series-Service Class	145,120	10,972
MFS Total Return Series-Service Class	384,967	53,331
MTB Group of Funds:
MTB Managed Allocation Fund-Moderate Growth II	35,105	52,488
Fidelity Variable Insurance Products Fund-Service Class 2:
Fidelity - VIP Contrafund® Portfolio-Service Class 2	416,815	138,236
Fidelity - VIP Equity-Income Portfolio-Service Class 2	34,318	26,574
Fidelity - VIP Growth Portfolio-Service Class 2	48,519	1,923
Fidelity - VIP Growth Opportunities Portfolio-Service Class 2	2	6,358
Fidelity - VIP Mid Cap Portfolio-Service Class 2	116,699	155,439
Fidelity - VIP Value Strategies Portfolio-Service Class 2	74,486	11,904
Fidelity - VIP Balanced Portfolio-Service Class 2	1,152,911	77,667

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2009

2. Investments (continued)

	Purchases	Sales
Franklin Templeton Variable Insurance Products Trust - Class 2
Franklin Income Securities Fund - Class 2	$303,886	$33,320
Mutual Shares Securities Fund - Class 2	123,677	37,812
Templeton Foreign Securities Fund - Class 2	245,337	15,119
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4	500,094	4,256
American Funds Insurance Series Trust - Class 2:
American Funds Asset Allocation Fund - Class 2	10,041	105
American Funds Bond Fund - Class 2	10,040	104
American Funds Growth Fund - Class 2	10,039	104
American Funds Growth - Income Fund - Class 2	10,748	105
American Funds International Fund - Class 2	10,040	105
GE Investments Funds, Inc. - Class 3
GE Investments Total Return Fund - Class 3	100	101

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount	Transamerica International Moderate Growth VP SC Subaccount	Transamerica MFS International Equity VP Subaccount
Units outstanding at January 1, 2008	489,365	217,673	4,661,071	11,852,291	788,852	80,536
Units purchased	2,159,211	283,594	3,562,365	7,288,196	1,463,223	1,406,623
Units redeemed and transferred	352,085	620,653	759,017	(1,920,134)	612,012	(1,476,568)

Units outstanding at December 31, 2008	3,000,661	1,121,920	8,982,453	17,220,353	2,864,087	10,591
Units purchased	1,686,667	410,838	4,119,890	6,234,582	1,077,433	35,902
Units redeemed and transferred	948,179	22,449	1,512,218	522,525	67,074	4,309

Units outstanding at December 31, 2009	5,635,507	1,555,207	14,614,561	23,977,460	4,008,594	50,802

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Transamerica American Century Large Company Value VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica Science and Technology VP Subaccount	Transamerica Jennison Growth VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount
Units outstanding at January 1, 2008	22,329	191,702	34,580	291,887	665,555	131,955
Units purchased	—	781	—	—	—	93,741
Units redeemed and transferred	6,401	(63,530)	6,924	(26,653)	(130,365)	96,161

Units outstanding at December 31, 2008	28,730	128,953	41,504	265,234	535,190	321,857
Units purchased	29,613	53,057	82,779	109,681	27,902	57,169
Units redeemed and transferred	79	(2,814)	19,529	(7,353)	(24,654)	(38,327)

Units outstanding at December 31, 2009	58,422	179,196	143,812	367,562	538,438	340,699

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Transamerica BlackRock Large Cap Value VP Subaccount	Transamerica AEGON High Yield Bond VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Transamerica Focus VP Subaccount	Transamerica Templeton Global VP Subaccount	Transamerica Balanced VP Subaccount
Units outstanding at January 1, 2008	358,228	230,469	599,987	113,745	531,475	151,477
Units purchased	82,583	7,381	158,899	—	—	67,029
Units redeemed and transferred	(210,228)	(36,905)	(60,459)	39,545	(122,948)	(38,225)

Units outstanding at December 31, 2008	230,583	200,945	698,427	153,290	408,527	180,281
Units purchased	57,530	73,717	1,003,831	114,554	31,888	148,583
Units redeemed and transferred	1,253,328	20,101	573,319	(16,215)	479,704	64,531

Units outstanding at December 31, 2009	1,541,441	294,763	2,275,577	251,629	920,119	393,395

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Transamerica Convertible Securities VP Subaccount	Transamerica Equity VP Subaccount	Transamerica Growth Opportunities VP Subaccount	Transamerica Money Market VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount(1)	Transamerica U.S. Government Securities VP Subaccount
Units outstanding at January 1, 2008	180,238	5,696,723	520,392	1,407,630	910,497	770,739
Units purchased	29,009	23,985	—	298,641	834	596,091
Units redeemed and transferred	(14,653)	(1,134,093)	(7,198)	(408,816)	(122,776)	(393,970)

Units outstanding at December 31, 2008	194,594	4,586,615	513,194	1,297,455	788,555	972,860
Units purchased	31,005	—	—	1,747,130	130,522	3,217,908
Units redeemed and transferred	(10,264)	(238,520)	(14,621)	(686,209)	(33,449)	(795,648)

Units outstanding at December 31, 2009	215,335	4,348,095	498,573	2,358,376	885,628	3,395,120

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Transamerica U.S. Government Securities VP SC - PAM Subaccount	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Growth Stock VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount	Transamerica Van Kampen Active International Allocation VP Subaccount	Transamerica Van Kampen Large Cap Core VP Subaccount
Units outstanding at January 1, 2008	58,171	1,416,761	1,002,547	208,269	1,115,771	785,923
Units purchased	—	8,389	—	504	2,414	2,572
Units redeemed and transferred	2,484,709	(275,968)	(182,541)	(11,064)	(144,702)	(59,852)

Units outstanding at December 31, 2008	2,542,880	1,149,182	820,006	197,709	973,483	728,643
Units purchased	—	89,168	45,902	26,792	24,068	87,000
Units redeemed and transferred	(248,919)	(74,108)	(1,115)	(15,966)	(121,520)	(13,872)

Units outstanding at December 31, 2009	2,293,961	1,164,242	864,793	208,535	876,031	801,771

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Transamerica Van Kampen Mid Cap Growth VP Subaccount	Transamerica Value Balanced VP SC Subaccount(1)	Transamerica Index 50 VP SC Subaccount(1)	Transamerica Index 75 VP SC Subaccount(1)	Transamerica Efficient Markets VP SC Subaccount(1)	Transamerica BlackRock Global Allocation VP SC Subaccount(1)
Units outstanding at January 1, 2008	127,888	—	—	—	—	—
Units purchased	—	1,407,132	521	20,249	801,706	—
Units redeemed and transferred	(66,624)	(1,382,360)	82,171	718,644	(801,706)	—

Units outstanding at December 31, 2008	61,264	24,772	82,692	738,893	—	—
Units purchased	27,339	227,653	4,981,279	7,653,788	205,722	2,044,810
Units redeemed and transferred	17,841	116,668	1,035,506	2,163,261	41,578	686,084

Units outstanding at December 31, 2009	106,444	369,093	6,099,477	10,555,942	247,300	2,730,894

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Transamerica BlackRock Tactical Allocation VP SC Subaccount(1)	Transamerica ProFunds UltraBear Fund SC - OAM Subaccount(1)	Transamerica Foxhall Global Growth VP SC Subaccount(1)	Transamerica Foxhall Global Conservative VP SC Subaccount(1)	Transamerica Foxhall Global Hard Asset VP SC Subaccount(1)	Transamerica Foxhall Emerging Markets/Pacific Rim VP SC Subaccount(1)
Units outstanding at January 1, 2008	—	—	—	—	—	—
Units purchased	—	—	—	—	—	—
Units redeemed and transferred	—	—	—	—	—	—

Units outstanding at December 31, 2008	—	—	—	—	—	—
Units purchased	471,896	5	1,596	105	2,642	3,078
Units redeemed and transferred	287,537	23,571	(106)	(105)	7,046	1,902

Units outstanding at December 31, 2009	759,433	23,576	1,490	—	9,688	4,980

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Transamerica Hanlon Growth VP SC Subaccount(1)	Transamerica Hanlon Growth and Income VP SC Subaccount(1)	Transamerica Hanlon Balanced VP SC Subaccount(1)	Transamerica Hanlon Managed Income VP SC Subaccount(1)	Transamerica Index 35 VP SC Subaccount(1)	Transamerica Index 100 VP SC Subaccount(1)
Units outstanding at January 1, 2008	—	—	—	—	—	—
Units purchased	—	—	—	—	—	—
Units redeemed and transferred	—	—	—	—	—	—

Units outstanding at December 31, 2008	—	—	—	—	—	—
Units purchased	105	105	105	2,596	108	108
Units redeemed and transferred	(105)	(105)	(105)	(105)	(108)	(108)

Units outstanding at December 31, 2009	—	—	—	2,491	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Transamerica JP Morgan Midcap Value VP SC Subaccount(1)	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount(1)
Units outstanding at January 1, 2008	—	3,203	—	153,374	52,745	—
Units purchased	—	—	—	1,478	1,524	505
Units redeemed and transferred	—	2,774	6,841	(75,754)	(2,314)	(505)

Units outstanding at December 31, 2008	—	5,977	6,841	79,098	51,955	—
Units purchased	2,052	110,522	13,866	45,743	12,892	146,043
Units redeemed and transferred	(110)	(777)	(3,613)	15	(20,741)	18,600

Units outstanding at December 31, 2009	1,942	115,722	17,094	124,856	44,106	164,643

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Janus Aspen - Enterprise Subaccount	Janus Aspen - Perkins Mid Cap Value Subaccount	Janus Aspen - Worldwide Subaccount	JPMorgan Insurance Trust Core Bond Subaccount(1)	JPMorgan Insurance Trust International Equity Subaccount(1)	JPMorgan Insurance Trust Mid Cap Value Subaccount(1)
Units outstanding at January 1, 2008	9,776	2,699	155,941	—	—	—
Units purchased	943	—	—	—	—	—
Units redeemed and transferred	1,046	3,626	(74,008)	—	—	—

Units outstanding at December 31, 2008	11,765	6,325	81,933	—	—	—
Units purchased	22,007	—	42,421	243,447	7,671	9
Units redeemed and transferred	447	(5,066)	14,254	54,472	64,116	59,832

Units outstanding at December 31, 2009	34,219	1,259	138,608	297,919	71,787	59,841

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	JPMorgan Insurance Trust Small Cap Core Subaccount(1)	JPMorgan Insurance Trust U.S. Equity Subaccount(1)	MFS New Discovery Subaccount	MFS Total Return Subaccount	MTB Managed Allocation Fund - Moderate Growth II Subaccount	Fidelity - VIP Contrafund® Subaccount
Units outstanding at January 1, 2008	—	—	8,218	265,850	158,376	717,338
Units purchased	—	—	—	179	558,984	17,893
Units redeemed and transferred	—	—	879	(99,978)	(223,815)	(104,496)

Units outstanding at December 31, 2008	—	—	9,097	166,051	493,545	630,735
Units purchased	9	9	91,703	280,296	—	231,287
Units redeemed and transferred	7,250	(9)	14,980	21,534	(12,183)	(40,986)

Units outstanding at December 31, 2009	7,259	—	115,780	467,881	481,362	821,036

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount	Fidelity - VIP Balanced Subaccount(1)
Units outstanding at January 1, 2008	272,729	145,342	38,737	744,973	96,182	—
Units purchased	—	—	—	10,534	1,220	139,206
Units redeemed and transferred	(142,148)	(96,631)	(21,559)	(176,781)	(12,851)	67,667

Units outstanding at December 31, 2008	130,581	48,711	17,178	578,726	84,551	206,873
Units purchased	25,571	55,711	—	45,459	55,268	1,057,758
Units redeemed and transferred	(19,735)	(1,408)	(15,568)	(81,672)	(5,859)	299,499

Units outstanding at December 31, 2009	136,417	103,014	1,610	542,513	133,960	1,564,130

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Founding Funds Allocation Subaccount(1)	American Funds – Asset Allocation Fund Subaccount(1)	American Funds – Bond Fund Subaccount(1)
Units outstanding at January 1, 2008	348,869	263,371	61,088	—	—	—
Units purchased	67,988	15,485	30,182	505	—	—
Units redeemed and transferred	19,778	23,110	39,387	(505)	—	—

Units outstanding at December 31, 2008	436,635	301,966	130,657	—	—	—
Units purchased	231,106	79,159	235,188	283,209	106	105
Units redeemed and transferred	72,884	53,662	40,163	138,953	9,748	9,871

Units outstanding at December 31, 2009	740,625	434,787	406,008	422,162	9,854	9,976

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	American Funds – Growth Fund Subaccount(1)	American Funds – Growth – Income Fund Subaccount(1)	American Funds – International Fund Subaccount(1)	GE Investments Total Return Fund Subaccount(1)
Units outstanding at January 1, 2008	—	—	—	—
Units purchased	—	—	—	—
Units redeemed and transferred	—	—	—	—

Units outstanding at December 31, 2008	—	—	—	—
Units purchased	106	805	107	106
Units redeemed and transferred	9,820	9,733	10,138	(106)

Units outstanding at December 31, 2009	9,926	10,538	10,245	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***

Transamerica Asset Allocation - Conservative VP
	12/31/2009		5,635,507	$1.34	to	$1.20	$7,662,257	4.38%	1.25%	to	1.95%	23.68%	to	22.52%
	12/31/2008		3,000,661	1.08	to	0.98	3,340,780	4.24	1.25	to	1.95	(22.16)	to	(22.91)
	12/31/2007		489,365	1.39	to	1.27	702,490	2.91	1.25	to	1.95	5.06	to	4.11
	12/31/2006		212,741	1.33	to	1.22	288,731	2.42	1.25	to	1.95	8.10	to	7.06
	12/31/2005		96,049	1.23	to	1.14	116,392	1.41	1.30	to	1.90	3.89	to	3.23
Transamerica Asset Allocation - Growth VP
	12/31/2009		1,555,207	1.21	to	1.15	2,143,136	2.39	1.25	to	1.95	28.22	to	27.07
	12/31/2008		1,121,920	0.94	to	0.90	1,236,759	2.77	1.25	to	1.95	(40.38)	to	(40.91)
	12/31/2007		217,673	1.58	to	1.53	382,644	2.80	1.25	to	1.95	6.42	to	5.47
	12/31/2006		70,672	1.49	to	1.45	109,694	1.03	1.25	to	1.95	14.19	to	13.08
	12/31/2005		44,204	1.30	to	1.28	57,014	0.43	1.30	to	1.90	10.86	to	10.15
Transamerica Asset Allocation - Moderate VP
	12/31/2009		14,614,561	1.34	to	1.22	20,294,138	4.39	1.25	to	1.95	24.84	to	23.78
	12/31/2008		8,982,453	1.07	to	0.99	9,928,084	3.60	1.25	to	1.95	(26.88)	to	(27.61)
	12/31/2007		4,661,071	1.47	to	1.37	6,977,025	2.76	1.25	to	1.95	6.62	to	5.66
	12/31/2006		4,191,077	1.38	to	1.29	5,846,711	2.70	1.25	to	1.95	10.11	to	9.09
	12/31/2005		2,430,871	1.25	to	1.19	3,025,328	1.56	1.30	to	1.90	6.12	to	5.45
Transamerica Asset Allocation - Moderate Growth VP
	12/31/2009		23,977,460	1.29	to	1.21	32,487,882	3.37	1.25	to	1.95	26.58	to	25.43
	12/31/2008		17,220,353	1.02	to	0.96	18,349,552	3.16	1.25	to	1.95	(33.60)	to	(34.21)
	12/31/2007		11,852,291	1.54	to	1.46	19,101,015	2.44	1.25	to	1.95	6.47	to	5.49
	12/31/2006		6,766,802	1.45	to	1.39	10,207,380	1.69	1.25	to	1.95	12.43	to	11.37
	12/31/2005		2,413,578	1.29	to	1.24	3,091,079	1.63	1.30	to	1.90	8.56	to	7.87
Transamerica International Moderate Growth VP SC
	12/31/2009		4,008,594	0.89	to	0.87	3,543,289	2.48	1.30	to	1.95	27.67	to	26.86
	12/31/2008		2,864,087	0.69	to	0.68	1,983,629	2.56	1.30	to	1.95	(37.14)	to	(37.54)
	12/31/2007		788,852	1.11	to	1.09	871,679	1.29	1.30	to	1.95	7.09	to	6.41
	12/31/2006	(1)	47,408	1.03	to	1.03	48,891	—	1.30	to	1.95	3.21	to	2.77
Transamerica MFS International Equity VP
	12/31/2009		50,802	1.10	to	1.39	71,714	2.22	1.25	to	1.95	31.05	to	29.71
	12/31/2008		10,592	0.84	to	1.07	10,283	5.53	1.25	to	1.95	(36.09)	to	(36.78)
	12/31/2007		80,536	1.31	to	1.70	146,200	0.85	1.25	to	1.95	7.80	to	6.78
	12/31/2006		98,952	1.22	to	1.59	175,167	1.95	1.25	to	1.95	21.55	to	20.57
	12/31/2005		13,942	1.00	to	1.32	14,722	0.53	1.30	to	1.90	11.47	to	10.77

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***

Transamerica American Century Large Company Value VP
	12/31/2009	58,422	$0.94	to	$0.99	$64,239	1.85%	1.25	to	1.95%	18.59%	to	17.63%
	12/31/2008	28,730	0.79	to	0.84	28,180	2.18	1.25	to	1.95	(37.56)	to	(38.26)
	12/31/2007	22,329	1.27	to	1.36	34,763	0.25	1.25	to	1.95	(2.34)	to	(3.23)
	12/31/2006	4,714	1.30	to	1.41	6,113	2.51	1.25	to	1.95	18.21	to	17.17
	12/31/2005	5,097	1.10	to	1.20	5,577	0.73	1.30	to	1.90	2.86	to	2.21
Transamerica Clarion Global Real Estate Securities VP
	12/31/2009	179,196	1.78	to	1.45	276,631	—	1.25	to	1.95	31.77	to	30.46
	12/31/2008	128,953	1.35	to	1.11	154,535	6.04	1.25	to	1.95	(43.09)	to	(43.60)
	12/31/2007	191,702	2.38	to	1.97	402,245	5.74	1.25	to	1.95	(7.86)	to	(8.70)
	12/31/2006	260,834	2.58	to	2.16	612,731	1.31	1.25	to	1.95	40.52	to	39.21
	12/31/2005	247,989	1.84	to	1.55	412,356	2.07	1.30	to	1.90	12.08	to	11.02
Transamerica Science and Technology VP
	12/31/2009	143,812	0.79	to	1.08	174,641	—	1.25	to	1.95	55.82	to	54.87
	12/31/2008	41,504	0.50	to	0.69	35,448	—	1.25	to	1.95	(49.23)	to	(49.86)
	12/31/2007	34,580	0.99	to	1.38	57,636	—	1.25	to	1.95	31.11	to	29.95
	12/31/2006	70,773	0.76	to	1.07	52,730	—	1.25	to	1.95	(0.24)	to	(1.16)
	12/31/2005	70,773	0.76	to	1.08	53,013	0.40	1.30	to	1.90	0.80	to	(0.08)
Transamerica Jennison Growth VP
	12/31/2009	367,562	0.88	to	1.13	369,851	0.13	1.25	to	1.95	39.26	to	38.00
	12/31/2008	265,234	0.63	to	0.82	166,899	0.10	1.25	to	1.95	(37.79)	to	(38.32)
	12/31/2007	291,887	1.02	to	1.33	295,423	0.06	1.25	to	1.95	10.13	to	9.14
	12/31/2006	379,342	0.93	to	1.22	346,512	—	1.25	to	1.95	0.71	to	(0.34)
	12/31/2005	458,554	0.92	to	1.22	438,114	0.20	1.30	to	1.90	12.39	to	11.36
Transamerica JPMorgan Enhanced Index VP
	12/31/2009	538,438	0.89	to	1.04	695,899	2.08	1.25	to	1.95	27.99	to	26.84
	12/31/2008	535,190	0.70	to	0.82	538,497	5.54	1.25	to	1.95	(38.13)	to	(38.72)
	12/31/2007	665,555	1.12	to	1.34	1,083,601	1.19	1.25	to	1.95	3.24	to	2.30
	12/31/2006	769,164	1.09	to	1.31	1,244,367	1.07	1.25	to	1.95	13.89	to	12.77
	12/31/2005	957,842	0.96	to	1.16	1,387,800	1.22	1.30	to	1.90	2.19	to	1.23
Transamerica Marsico Growth VP
	12/31/2009	340,699	0.87	to	1.02	326,239	0.66	1.25	to	1.95	25.07	to	23.92
	12/31/2008	321,857	0.69	to	0.82	235,179	0.98	1.25	to	1.95	(41.68)	to	(42.26)
	12/31/2007	131,955	1.19	to	1.42	142,025	0.02	1.25	to	1.95	18.91	to	17.82
	12/31/2006	164,465	1.00	to	1.21	142,135	0.12	1.25	to	1.95	4.06	to	3.15
	12/31/2005	203,476	0.96	to	1.17	169,210	0.07	1.30	to	1.90	7.25	to	16.97

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***

Transamerica BlackRock Large Cap Value VP
	12/31/2009	1,541,441	$1.20	to	$1.20	$2,048,610	0.73%	1.25%	to	1.95%	12.58%	to	11.54%
	12/31/2008	230,583	1.07	to	1.08	278,008	1.00	1.25	to	1.95	(34.71)	to	(35.33)
	12/31/2007	358,228	1.64	to	1.67	638,951	0.98	1.25	to	1.95	3.34	to	2.34
	12/31/2006	285,668	1.59	to	1.63	493,549	0.52	1.25	to	1.95	15.48	to	14.40
	12/31/2005	209,656	1.37	to	1.42	314,701	0.56	1.30	to	1.90	14.51	to	42.23
Transamerica AEGON High Yield Bond VP
	12/31/2009	294,763	1.48	to	1.26	406,864	8.61	1.25	to	1.95	45.42	to	44.05
	12/31/2008	200,945	1.02	to	0.87	195,205	9.25	1.25	to	1.95	(26.13)	to	(26.89)
	12/31/2007	230,469	1.38	to	1.19	303,858	8.90	1.25	to	1.95	0.59	to	(0.23)
	12/31/2006	285,010	1.37	to	1.20	375,483	10.15	1.25	to	1.95	9.58	to	8.51
	12/31/2005	263,402	1.25	to	1.10	317,876	7.93	1.30	to	1.90	0.56	to	10.33
Transamerica PIMCO Total Return VP
	12/31/2009	2,275,577	1.39	to	1.22	2,916,598	7.24	1.25	to	1.95	14.60	to	13.54
	12/31/2008	698,427	1.21	to	1.07	808,624	6.16	1.25	to	1.95	(4.00)	to	(4.93)
	12/31/2007	599,987	1.26	to	1.13	735,021	2.52	1.25	to	1.95	7.60	to	6.71
	12/31/2006	625,499	1.17	to	1.06	719,666	3.28	1.25	to	1.95	2.93	to	1.92
	12/31/2005	654,022	1.14	to	1.04	723,234	2.06	1.30	to	1.90	1.07	to	3.69
Transamerica Focus VP
	12/31/2009	251,629	0.97	to	1.02	289,379	2.26	1.25	to	1.95	26.33	to	25.13
	12/31/2008	153,290	0.76	to	0.82	126,928	2.33	1.25	to	1.95	(37.15)	to	(37.76)
	12/31/2007	113,745	1.22	to	1.31	149,226	1.33	1.25	to	1.95	(0.22)	to	(1.17)
	12/31/2006	148,475	1.22	to	1.33	195,837	0.93	1.25	to	1.95	17.10	to	16.04
	12/31/2005	162,890	1.04	to	1.15	183,855	0.54	1.30	to	1.90	2.80	to	14.65
Transamerica Templeton Global VP
	12/31/2009	920,119	0.97	to	1.03	762,011	1.56	1.25	to	1.95	26.74	to	25.40
	12/31/2008	408,527	0.76	to	0.82	290,692	1.71	1.25	to	1.95	(44.54)	to	(44.89)
	12/31/2007	531,475	1.37	to	1.49	634,619	1.22	1.25	to	1.95	13.82	to	12.77
	12/31/2006	403,845	0.70	to	1.32	349,508	1.12	1.25	to	1.95	16.93	to	16.19
	12/31/2005	477,144	0.60	to	0.59	327,159	1.30	1.30	to	1.90	5.99	to	5.83
Transamerica Balanced VP
	12/31/2009	393,395	1.25	to	1.15	494,169	1.97	1.25	to	1.95	24.74	to	23.53
	12/31/2008	180,281	1.00	to	0.93	183,672	1.68	1.25	to	1.95	(33.24)	to	(33.87)
	12/31/2007	151,477	1.50	to	1.41	233,099	1.53	1.25	to	1.95	12.20	to	11.20
	12/31/2006	11,126	1.34	to	1.26	15,299	—	1.25	to	1.95	7.78	to	6.67
	12/31/2005	—	1.24	to	1.19	—	—	1.30	to	1.90	6.63	to	5.73

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***

Transamerica Convertible Securities VP
	12/31/2009	215,335	$1.34	to	$1.15	$278,394	3.52%	1.25%	to	1.95%	29.68%	to	28.66%
	12/31/2008	194,594	1.04	to	0.89	194,649	5.54	1.25	to	1.95	(37.66)	to	(38.21)
	12/31/2007	180,238	1.66	to	1.45	286,972	1.67	1.25	to	1.95	17.16	to	16.01
	12/31/2006	144,873	1.42	to	1.25	194,800	1.52	1.25	to	1.95	9.53	to	8.54
	12/31/2005	93,062	1.29	to	1.15	111,568	3.23	1.30	to	1.90	2.60	to	14.81
Transamerica Equity VP
	12/31/2009	4,348,095	0.96	to	1.09	3,238,000	0.94	1.25	to	1.95	27.60	to	26.43
	12/31/2008	4,586,615	0.75	to	0.86	2,682,104	0.22	1.25	to	1.95	(46.68)	to	(47.21)
	12/31/2007	5,696,723	1.41	to	1.63	6,258,166	0.02	1.25	to	1.95	14.84	to	13.81
	12/31/2006	7,189,730	1.23	to	1.43	6,839,952	—	1.25	to	1.95	7.38	to	6.32
	12/31/2005	624,911	1.14	to	1.34	570,805	0.37	1.30	to	1.90	15.10	to	34.48
Transamerica Growth Opportunities VP
	12/31/2009	498,573	1.60	to	1.29	655,772	0.01	1.25	to	1.95	35.17	to	33.91
	12/31/2008	513,194	1.18	to	0.96	505,622	3.40	1.25	to	1.95	(41.64)	to	(42.20)
	12/31/2007	520,392	2.03	to	1.66	886,767	0.00	1.25	to	1.95	21.56	to	20.38
	12/31/2006	537,238	1.67	to	1.38	762,276	0.10	1.25	to	1.95	3.81	to	2.90
	12/31/2005	561,056	1.61	to	1.34	776,968	—	1.30	to	1.90	14.80	to	34.38
Transamerica Money Market VP
	12/31/2009	2,358,376	1.09	to	1.03	2,608,684	0.06	1.25	to	1.95	(1.10)	to	(1.90)
	12/31/2008	1,297,455	1.11	to	1.05	1,648,832	2.17	1.25	to	1.95	1.13	to	0.20
	12/31/2007	1,407,630	1.09	to	1.05	1,658,596	5.00	1.25	to	1.95	3.73	to	2.75
	12/31/2006	533,763	1.06	to	1.02	749,720	4.38	1.25	to	1.95	3.44	to	2.48
	12/31/2005	486,088	1.02	to	0.99	624,013	2.67	1.30	to	1.90	2.03	to	(0.75)
Transamerica Small/Mid Cap Value VP
	12/31/2009	885,628	1.69	to	0.92	3,632,074	3.22	1.25	to	1.95	41.44	to	40.17
	12/31/2008	788,555	1.19	to	1.04	2,670,329	1.75	1.25	to	1.55	(41.60)	to	(34.13)
	12/31/2007	910,497	2.04	to	6.45	5,360,022	0.91	1.25	to	1.55	23.19	to	22.83
	12/31/2006	1,029,551	1.66	to	5.25	5,271,679	0.86	1.25	to	1.55	16.60	to	16.26
	12/31/2005	1,277,400	1.42	to	4.52	5,766,079	0.41	1.25	to	1.55	12.16	to	11.83
Transamerica U.S. Government Securities VP
	12/31/2009	3,395,120	1.30	to	1.15	4,346,670	2.13	1.25	to	1.95	3.18	to	2.20
	12/31/2008	972,860	1.26	to	1.13	1,457,421	2.11	1.25	to	1.95	6.33	to	5.35
	12/31/2007	770,739	1.19	to	1.07	1,195,351	4.55	1.25	to	1.95	4.73	to	3.75
	12/31/2006	1,161,910	1.13	to	1.03	1,753,519	3.47	1.25	to	1.95	2.00	to	1.09
	12/31/2005	1,397,769	1.11	to	1.02	2,088,118	3.86	1.30	to	1.90	0.97	to	1.95

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***

Transamerica U.S. Government Securities VP SC - PAM
	12/31/2009	2,293,961	$1.18	to	$1.13	$2,691,530	2.20%	1.30%	to	1.95%	2.86%	to	2.20%
	12/31/2008	2,542,880	1.15	to	1.11	2,902,377	1.88	1.30	to	1.95	6.03	to	5.36
	12/31/2007	58,171	1.08	to	1.05	62,635	39.66	1.30	to	1.95	4.48	to	3.75
	12/31/2006	—	1.06	to	1.01	—	6.18	1.30	to	1.95	1.74	to	1.09
	12/31/2005	—	1.04	to	1.00	—	—	1.30	to	1.95	0.68	to	0.05
Transamerica T. Rowe Price Equity Income VP
	12/31/2009	1,164,242	1.16	to	1.10	2,689,640	3.90	1.25	to	1.95	23.87	to	22.77
	12/31/2008	1,149,182	0.93	to	0.90	2,219,455	3.47	1.25	to	1.95	(36.77)	to	(37.42)
	12/31/2007	1,416,761	1.48	to	1.43	4,405,899	2.04	1.25	to	1.95	2.03	to	1.08
	12/31/2006	1,669,614	1.45	to	1.42	5,242,033	1.75	1.25	to	1.95	17.50	to	16.44
	12/31/2005	2,128,226	1.23	to	1.22	5,847,412	1.74	1.30	to	1.90	2.83	to	21.81
Transamerica T. Rowe Price Growth Stock VP
	12/31/2009	864,793	1.03	to	1.11	2,161,149	0.46	1.25	to	1.95	41.54	to	40.18
	12/31/2008	820,006	0.72	to	0.79	1,500,389	0.77	1.25	to	1.95	(43.09)	to	(43.60)
	12/31/2007	1,002,547	1.27	to	1.40	3,109,471	0.25	1.25	to	1.95	8.55	to	7.50
	12/31/2006	1,330,169	1.17	to	1.30	4,108,220	0.21	1.25	to	1.95	11.99	to	10.98
	12/31/2005	1,508,269	1.05	to	1.18	4,433,082	0.49	1.30	to	1.90	4.86	to	17.55
Transamerica T. Rowe Price Small Cap VP
	12/31/2009	208,535	1.08	to	1.09	219,354	—	1.25	to	1.95	36.99	to	35.68
	12/31/2008	197,709	0.79	to	0.80	142,002	1.50	1.25	to	1.95	(37.04)	to	(37.63)
	12/31/2007	208,269	1.25	to	1.29	242,404	—	1.25	to	1.95	8.25	to	7.17
	12/31/2006	207,868	1.16	to	1.20	208,544	—	1.25	to	1.95	2.31	to	1.37
	12/31/2005	228,944	1.13	to	1.19	209,696	—	1.30	to	1.90	9.25	to	18.73
Transamerica Van Kampen Active International Allocation VP
	12/31/2009	876,031	1.20	to	1.40	1,517,541	0.15	1.25	to	1.95	24.33	to	23.27
	12/31/2008	973,483	0.97	to	1.13	1,361,863	5.07	1.25	to	1.95	(39.59)	to	(40.22)
	12/31/2007	1,115,771	1.60	to	1.90	2,590,984	2.66	1.25	to	1.95	14.17	to	13.06
	12/31/2006	1,512,678	1.40	to	1.68	3,079,796	0.31	1.25	to	1.95	21.99	to	20.84
	12/31/2005	1,779,085	1.15	to	1.39	2,984,010	3.31	1.30	to	1.90	12.39	to	38.88
Transamerica Van Kampen Large Cap Core VP
	12/31/2009	801,771	1.11	to	1.14	2,185,084	0.81	1.25	to	1.95	43.62	to	42.31
	12/31/2008	728,643	0.77	to	0.80	1,495,618	3.89	1.25	to	1.95	(42.80)	to	(43.31)
	12/31/2007	785,923	1.35	to	1.42	2,846,154	0.91	1.25	to	1.95	7.89	to	6.85
	12/31/2006	932,991	1.25	to	1.33	3,155,246	0.95	1.25	to	1.95	8.97	to	7.96
	12/31/2005	1,071,807	1.15	to	1.23	3,399,256	1.33	1.30	to	1.90	8.07	to	22.76

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***

Transamerica Van Kampen Mid Cap Growth VP
	12/31/2009		106,444	$0.84	to	$1.16	$114,288	—%	1.25%	to	1.95%	58.58%	to	57.06%
	12/31/2008		61,264	0.53	to	0.74	39,512	2.10	1.25	to	1.95	(46.96)	to	(47.47)
	12/31/2007		127,888	1.00	to	1.41	187,836	—	1.25	to	1.95	21.01	to	19.89
	12/31/2006		104,047	0.82	to	1.18	147,396	—	1.25	to	1.95	8.55	to	7.50
	12/31/2005		—	0.76	to	1.09	—	—	1.30	to	1.90	6.23	to	9.46
Transamerica Value Balanced VP SC
	12/31/2009		369,093	0.87	to	0.86	320,764	4.82	1.30	to	1.95	21.56	to	20.79
	12/31/2008	(1)	24,772	0.72	to	0.71	17,729	—	1.30	to	1.95	(28.36)	to	(28.67)
Transamerica Index 50 VP SC
	12/31/2009		6,099,477	0.94	to	0.93	5,738,099	0.33	1.30	to	1.95	15.03	to	14.30
	12/31/2008	(1)	82,692	0.82	to	0.82	67,615	—	1.30	to	1.95	(18.11)	to	(18.46)
Transamerica Index 75 VP SC
	12/31/2009		10,555,942	0.88	to	0.87	9,268,433	0.42	1.30	to	1.95	21.60	to	20.82
	12/31/2008	(1)	738,893	0.72	to	0.72	533,402	—	1.30	to	1.95	(27.73)	to	(28.04)
Transamerica Efficient Markets VP SC
	12/31/2009		247,300	1.21	to	1.20	298,289	0.04	1.30	to	1.95	16.35	to	15.61
	12/31/2008	(1)	—	1.04	to	1.04	—	—	1.30	to	1.95	3.71	to	3.62
Transamerica BlackRock Global Allocation VP SC
	12/31/2009	(1)	2,730,894	1.20	to	1.20	3,289,370	—	1.40	to	2.05	20.48	to	19.96
Transamerica BlackRock Tactical Allocation VP SC
	12/31/2009	(1)	759,433	1.21	to	1.20	917,222	—	1.30	to	1.95	20.85	to	20.34
Transamerica ProFunds UltraBear Fund SC - OAM
	12/31/2009	(1)	23,576	0.56	to	0.56	13,263	—	1.30	to	1.95	(43.69)	to	(43.93)
Transamerica Foxhall Global Growth VP SC
	12/31/2009	(1)	1,490	1.01	to	1.01	1,500	—	1.30	to	1.95	1.79	to	1.72
Transamerica Foxhall Global Conservative VP SC
	12/31/2009	(1)	—	0.98	to	0.98	—	—	1.30	to	1.95	(1.13)	to	(1.20)
Transamerica Foxhall Global Hard Asset VP SC
	12/31/2009	(1)	9,688	0.99	to	0.99	9,552	—	1.30	to	1.95	(0.05)	to	(0.13)
Transamerica Foxhall Emerging Markets/Pacific Rim VP SC
	12/31/2009	(1)	4,980	1.01	to	1.01	5,027	—	1.30	to	1.95	1.90	to	1.83
Transamerica Hanlon Growth VP SC
	12/31/2009	(1)	—	1.02	to	1.02	—	—	1.30	to	1.95	2.53	to	2.45
Transamerica Hanlon Growth and Income VP SC
	12/31/2009	(1)	—	1.02	to	1.02	—	—	1.30	to	1.95	2.55	to	2.47
Transamerica Hanlon Balanced VP SC
	12/31/2009	(1)	—	1.02	to	1.02	—	—	1.30	to	1.95	2.28	to	2.20

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***

Transamerica Hanlon Managed Income VP SC
	12/31/2009	(1)	2,491	$1.00	to	$1.00	$2,500	—%	1.30%	to	1.95%	0.40%	to	0.32%
Transamerica Index 35 VP SC
	12/31/2009	(1)	—	1.00	to	1.00	—	—	1.30	to	1.95	(0.15)	to	(0.22)
Transamerica Index 100 VP SC
	12/31/2009	(1)	—	1.02	to	1.02	—	—	1.30	to	1.95	2.45	to	2.37
Transamerica JP Morgan Midcap Value VP SC
	12/31/2009	(1)	1,942	1.03	to	1.03	2,000	—	1.30	to	1.95	4.54	to	4.46
AIM V.I. Basic Value
	12/31/2009		115,722	0.88	to	0.90	113,810	3.44	1.25	to	1.95	45.92	to	44.91
	12/31/2008		5,977	0.60	to	0.62	3,602	0.49	1.25	to	1.95	(52.50)	to	(52.83)
	12/31/2007		3,203	1.27	to	1.32	7,495	—	1.25	to	1.95	0.11	to	(0.59)
	12/31/2006		6,133	1.27	to	1.33	7,749	0.12	1.25	to	1.95	11.55	to	10.79
	12/31/2005		6,422	1.14	to	1.20	7,284	—	1.30	to	1.90	4.13	to	3.42
AIM V.I. Capital Appreciation
	12/31/2009		17,094	0.89	to	0.87	15,471	0.51	1.25	to	1.95	19.23	to	18.41
	12/31/2008		6,841	0.75	to	0.73	5,064	—	1.25	to	1.95	(43.34)	to	(43.73)
	12/31/2007		—	1.32	to	1.30	—	—	1.25	to	1.95	10.35	to	9.58
	12/31/2006		—	1.20	to	1.19	—	—	1.25	to	1.95	4.75	to	4.04
	12/31/2005		26,669	1.14	to	1.14	30,124	—	1.30	to	1.90	7.24	to	6.51
AllianceBernstein Growth & Income
	12/31/2009		124,856	0.88	to	0.97	116,856	3.49	1.25	to	1.95	18.86	to	18.05
	12/31/2008		79,098	0.74	to	0.82	59,261	1.90	1.25	to	1.95	(41.43)	to	(41.83)
	12/31/2007		153,374	1.26	to	1.41	208,968	—	1.25	to	1.95	3.56	to	2.84
	12/31/2006		181,058	1.22	to	1.37	231,085	1.52	1.25	to	1.95	15.54	to	14.75
	12/31/2005		58,687	1.05	to	1.19	61,385	1.13	1.30	to	1.90	3.31	to	2.60
AllianceBernstein Large Cap Growth
	12/31/2009		44,106	0.77	to	1.05	45,968	—	1.25	to	1.95	35.41	to	34.48
	12/31/2008		51,955	0.57	to	0.78	36,252	—	1.25	to	1.95	(40.57)	to	(40.98)
	12/31/2007		52,745	0.95	to	1.32	61,928	—	1.25	to	1.95	12.20	to	11.43
	12/31/2006		6,667	0.85	to	1.18	8,741	—	1.25	to	1.95	(1.86)	to	(2.54)
	12/31/2005		5,382	0.86	to	1.21	7,443	—	1.30	to	1.90	13.43	to	12.65
AllianceBernstein Balanced Wealth Strategy
	12/31/2009		164,643	1.24	to	1.23	204,236	0.81	1.50	to	2.15	22.61	to	21.83
	12/31/2008	(1)	—	1.01	to	1.01	—	—	1.45	to	2.15	(100.00)	to	1.24
Janus Aspen - Enterprise
	12/31/2009		34,219	1.02	to	1.38	47,251	—	1.25	to	1.95	42.66	to	41.68
	12/31/2008		11,765	0.71	to	0.97	6,722	0.09	1.25	to	1.95	(44.55)	to	(44.94)
	12/31/2007		9,776	1.29	to	1.77	7,609	0.07	1.25	to	1.95	20.23	to	19.40
	12/31/2006		8,389	1.07	to	1.48	5,053	—	1.25	to	1.95	11.91	to	11.14
	12/31/2005		—	0.96	to	1.33	—	—	1.30	to	1.90	10.65	to	9.89

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***

Janus Aspen - Perkins Mid Cap Value
	12/31/2009	1,259	$1.36	to	$1.32	$1,684	0.24%	1.25%	to	1.55%	31.28%	to	30.89%
	12/31/2008	6,325	1.04	to	1.01	6,510	0.42	1.25	to	1.55	(28.79)	to	(29.00)
	12/31/2007	2,699	1.45	to	1.42	9,268	4.73	1.25	to	1.55	5.84	to	5.53
	12/31/2006	6,570	1.37	to	1.35	8,885	1.01	1.25	to	1.55	13.65	to	13.31
	12/31/2005	7,272	1.20	to	1.19	8,667	0.53	1.25	to	1.55	8.49	to	8.33
Janus Aspen - Worldwide
	12/31/2009	138,608	0.75	to	1.01	117,763	1.30	1.25	to	1.95	35.71	to	34.77
	12/31/2008	81,933	0.55	to	0.75	45,938	0.97	1.25	to	1.95	(45.49)	to	(45.87)
	12/31/2007	155,941	1.02	to	1.39	139,225	0.60	1.25	to	1.95	8.01	to	7.26
	12/31/2006	122,737	0.94	to	1.29	91,937	1.58	1.25	to	1.95	16.48	to	15.69
	12/31/2005	146,915	0.81	to	1.12	94,761	1.23	1.30	to	1.90	4.27	to	3.55
JPMorgan Insurance Trust Core Bond
	12/31/2009	297,919	1.05	to	1.05	313,734	—	1.25	to	1.95	5.38	to	4.88
	12/31/2008	26,986	0.84	to	0.87	24,219	8.85	1.25	to	1.95	(17.04)	to	(17.57)
	12/31/2007	29,018	1.02	to	1.06	31,415	6.07	1.25	to	1.95	0.07	to	(0.62)
	12/31/2006	15,863	1.08	to	1.06	17,161	2.14	1.25	to	1.95	2.81	to	2.15
	12/31/2005	1,311	1.05	to	1.04	1,378	3.43	1.30	to	1.90	1.49	to	0.85
JPMorgan Insurance Trust International Equity
	12/31/2009	71,787	1.42	to	1.41	101,846	1.81	1.25	to	1.95	42.02	to	41.36
	12/31/2008	74,896	0.67	to	0.92	70,893	1.97	1.25	to	1.95	(42.11)	to	(42.48)
	12/31/2007	221,544	1.15	to	1.60	365,016	1.09	1.25	to	1.95	7.97	to	7.23
	12/31/2006	299,248	1.51	to	1.49	448,779	0.18	1.25	to	1.95	19.68	to	18.92
	12/31/2005	21,204	1.27	to	1.25	26,787	1.06	1.30	to	1.90	9.28	to	8.58
JPMorgan Insurance Trust Mid Cap Value
	12/31/2009	59,841	1.31	to	1.31	78,654	—	1.25	to	1.95	31.49	to	30.87
	12/31/2008	79,104	0.74	to	0.92	62,940	1.17	1.25	to	1.95	(34.07)	to	(34.49)
	12/31/2007	29,648	1.08	to	1.40	110,551	0.87	1.25	to	1.95	1.18	to	0.48
	12/31/2006	77,457	1.42	to	1.39	109,366	0.72	1.25	to	1.95	15.35	to	14.61
	12/31/2005	121,526	1.23	to	1.21	148,798	0.19	1.30	to	1.90	7.82	to	7.13
JPMorgan Insurance Trust Small Cap Core
	12/31/2009	7,259	1.32	to	1.32	9,598	0.27	1.25	to	1.95	32.36	to	31.74
	12/31/2008	13,661	0.68	to	0.85	11,958	0.23	1.25	to	1.95	(32.86)	to	(33.29)
	12/31/2007	21,453	1.01	to	1.28	28,006	0.01	1.25	to	1.95	(6.84)	to	(7.48)
	12/31/2006	29,350	1.41	to	1.38	41,202	—	1.25	to	1.95	13.53	to	12.81
	12/31/2005	69,656	1.24	to	1.23	86,076	—	1.30	to	1.90	2.09	to	1.44

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***

JPMorgan Insurance Trust U.S. Equity
	12/31/2009	—	$1.35	to	$1.35	$—	—%	1.25%	to	1.95%	35.27%	to	34.63%
	12/31/2008	—	0.71	to	0.79	—	1.56	1.25	to	1.95	(34.83)	to	(35.25)
	12/31/2007	86,022	1.09	to	1.22	105,140	1.16	1.25	to	1.95	0.40	to	(0.30)
	12/31/2006	121,766	1.24	to	1.22	149,048	—	1.25	to	1.95	15.08	to	14.35
	12/31/2005	—	1.08	to	1.07	—	2.69	1.30	to	1.90	0.05	to	(0.58)
MFS New Discovery
	12/31/2009	115,780	1.16	to	1.11	160,779	—	1.25	to	1.95	60.91	to	59.81
	12/31/2008	9,097	0.72	to	0.70	6,734	—	1.25	to	1.95	(40.27)	to	(40.68)
	12/31/2007	8,218	1.21	to	1.17	10,070	—	1.25	to	1.95	0.98	to	0.28
	12/31/2006	4,303	1.20	to	1.17	5,114	—	1.25	to	1.95	11.54	to	10.78
	12/31/2005	—	1.07	to	1.06	—	—	1.30	to	1.90	3.74	to	3.03
MFS Total Return
	12/31/2009	467,881	1.18	to	1.12	556,572	1.82	1.25	to	1.95	16.27	to	15.47
	12/31/2008	166,051	1.02	to	0.97	170,658	3.06	1.25	to	1.95	(23.28)	to	(23.81)
	12/31/2007	265,850	1.32	to	1.28	352,782	2.73	1.25	to	1.95	2.65	to	1.94
	12/31/2006	381,511	1.29	to	1.25	491,489	1.93	1.25	to	1.95	10.25	to	9.50
	12/31/2005	346,237	1.17	to	1.15	412,787	1.05	1.30	to	1.90	1.33	to	0.64
MTB Managed Allocation Fund - Moderate Growth II
	12/31/2009	481,362	1.08	to	1.04	517,248	0.01	1.30	to	1.95	24.01	to	23.22
	12/31/2008	493,545	0.87	to	0.84	427,750	2.71	1.30	to	1.95	(29.99)	to	(30.44)
	12/31/2007	158,376	1.24	to	1.21	195,999	2.14	1.30	to	1.95	5.51	to	4.84
	12/31/2006	140,181	1.17	to	1.15	164,459	2.59	1.30	to	1.95	9.01	to	8.31
	12/31/2005	110,334	1.08	to	1.07	118,776	1.74	1.30	to	1.90	2.67	to	2.01
Fidelity - VIP Contrafund®
	12/31/2009	821,036	1.35	to	1.26	1,127,978	1.43	1.25	to	1.95	33.80	to	32.88
	12/31/2008	630,735	1.01	to	0.95	626,931	0.66	1.25	to	1.95	(43.40)	to	(43.79)
	12/31/2007	717,338	1.79	to	1.68	1,362,243	0.76	1.25	to	1.95	15.85	to	15.05
	12/31/2006	726,621	1.54	to	1.46	1,011,716	1.00	1.25	to	1.95	10.06	to	9.31
	12/31/2005	464,703	1.40	to	1.34	560,777	0.10	1.30	to	1.90	15.15	to	14.42
Fidelity - VIP Equity-Income
	12/31/2009	136,417	0.97	to	1.01	145,919	2.19	1.25	to	1.95	28.28	to	27.40
	12/31/2008	130,581	0.76	to	0.80	107,322	1.32	1.25	to	1.95	(43.52)	to	(43.91)
	12/31/2007	272,729	1.34	to	1.42	397,614	1.71	1.25	to	1.95	0.01	to	(0.68)
	12/31/2006	246,832	1.34	to	1.43	355,950	3.27	1.25	to	1.95	18.45	to	17.64
	12/31/2005	405,864	1.13	to	1.21	493,682	1.37	1.30	to	1.90	4.22	to	3.56

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***

Fidelity - VIP Growth
	12/31/2009		103,014	$0.72	to	$0.90	$86,092	0.37%	1.25%	to	1.95%	26.38%	to	25.52%
	12/31/2008		48,711	0.57	to	0.72	29,307	0.16	1.25	to	1.95	(47.96)	to	(48.32)
	12/31/2007		145,342	1.09	to	1.39	182,277	0.40	1.25	to	1.95	25.09	to	24.22
	12/31/2006		182,717	0.87	to	1.12	184,250	0.06	1.25	to	1.95	5.26	to	4.54
	12/31/2005		56,359	0.83	to	1.07	46,429	0.27	1.30	to	1.90	4.15	to	3.49
Fidelity - VIP Growth Opportunities
	12/31/2009		1,610	0.82	to	0.62	1,016	0.10	1.25	to	1.55	43.67	to	43.24
	12/31/2008		17,178	0.57	to	0.43	7,562	0.08	1.25	to	1.55	(55.69)	to	(55.83)
	12/31/2007		38,737	1.28	to	0.98	38,422	—	1.25	to	1.55	21.38	to	21.02
	12/31/2006		51,421	1.06	to	0.81	41,800	0.46	1.25	to	1.55	3.82	to	3.52
	12/31/2005		52,368	0.79	to	0.79	41,123	0.66	1.25	to	1.55	7.18	to	7.02
Fidelity - VIP Mid Cap
	12/31/2009		542,513	1.87	to	1.53	1,033,824	0.47	1.25	to	1.95	38.03	to	37.08
	12/31/2008		578,726	1.35	to	1.12	799,536	0.23	1.25	to	1.95	(40.36)	to	(40.77)
	12/31/2007		744,973	2.27	to	1.89	1,846,571	0.48	1.25	to	1.95	13.91	to	13.12
	12/31/2006		691,021	1.99	to	1.67	1,408,491	0.17	1.25	to	1.95	11.02	to	10.26
	12/31/2005		713,092	1.79	to	1.51	1,315,481	—	1.30	to	1.90	16.56	to	15.77
Fidelity - VIP Value Strategies
	12/31/2009		133,960	1.18	to	0.99	174,255	0.47	1.25	to	1.95	55.21	to	54.15
	12/31/2008		84,551	0.76	to	0.64	67,593	0.53	1.25	to	1.95	(51.89)	to	(52.22)
	12/31/2007		96,182	1.58	to	1.34	157,500	0.60	1.25	to	1.95	4.13	to	3.41
	12/31/2006		101,895	1.52	to	1.29	160,962	0.37	1.25	to	1.95	14.58	to	13.80
	12/31/2005		122,540	1.32	to	1.14	168,164	—	1.30	to	1.90	1.17	to	0.47
Fidelity - VIP Balanced
	12/31/2009		1,564,130	0.91	to	0.90	1,421,466	3.02	1.30	to	1.95	36.55	to	35.68
	12/31/2008	(1)	206,873	0.00	to	0.66	137,673	5.79	1.25	to	1.95	(100.00)	to	(33.64)
Franklin Income Securities
	12/31/2009		740,625	0.90	to	0.89	667,801	7.03	1.25	to	1.95	33.92	to	33.00
	12/31/2008		436,635	0.67	to	0.67	294,375	5.36	1.25	to	1.95	(30.53)	to	(31.01)
	12/31/2007	(1)	348,869	0.97	to	0.97	338,761	—	1.25	to	1.95	(2.86)	to	(3.31)
Mutual Shares Securities
	12/31/2009		434,787	0.75	to	0.73	323,964	1.96	1.25	to	1.95	24.49	to	23.64
	12/31/2008		301,966	0.60	to	0.59	180,914	3.14	1.25	to	1.95	(37.89)	to	(38.32)
	12/31/2007	(1)	263,371	0.97	to	0.96	254,172	—	1.25	to	1.95	(3.46)	to	(3.90)
Templeton Foreign Securities
	12/31/2009		406,008	0.85	to	0.84	345,155	1.96	1.25	to	1.95	35.35	to	34.42
	12/31/2008		130,657	0.63	to	0.62	82,263	2.48	1.25	to	1.95	(41.12)	to	(41.52)
	12/31/2007	(1)	61,088	1.07	to	1.07	65,351	—	1.25	to	1.95	7.01	to	6.52

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***

Founding Funds Allocation
	12/31/2009		422,162	$1.27	to	$1.26	$535,756	6.12%	1.45%	to	2.10%	28.21%	to	27.39%
	12/31/2008	(1)	—	0.99	to	0.99	—	—	1.45	to	2.10	(100.00)	to	(1.03)
American Funds - Asset Allocation Fund
	12/31/2009	(1)	9,854	1.01	to	1.01	9,937	—	1.60	to	2.25	1.88	to	1.81
American Funds - Bond Fund
	12/31/2009	(1)	9,976	0.99	to	0.99	9,917	—	1.60	to	2.25	(0.68)	to	(0.75)
American Funds - Growth Fund
	12/31/2009	(1)	9,926	1.00	to	1.00	9,958	—	1.60	to	2.25	1.70	to	1.62
American Funds - Growth - Income Fund
	12/31/2009	(1)	10,538	1.01	to	1.01	10,629	0.23	1.60	to	2.25	2.21	to	2.14
American Funds - International Fund
	12/31/2009	(1)	10,245	0.98	to	0.98	10,048	—	1.60	to	2.25	(0.22)	to	(0.29)
GE Investments Total Return Fund
	12/31/2009	(1)	—	1.00	to	1.00	—	—	1.50	to	2.15	1.54	to	1.46

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.
**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .85% of the average contract owner's account value depending on the options selected. Refer to the product's prospectus for specific details. Expense ratio(s) for periods of less than one year have been annualized.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

There are subaccounts that have total returns outside of the range indicated above. Following is the list of the subaccounts and their corresponding total returns.

Subaccount	2009 Total Return Range

Transamerica Science and Technology VP	54.83% to 55.86%
Transamerica Index 50 VP SC	0.41% to 15.03%
Transamerica Index 75 VP SC	1.03% to 21.60%
Transamerica BlackRock Tactical Allocation VP SC	0.94% to 20.85%

Subaccount	2006 Total Return Range

Transamerica Templeton Global VP	17.16% to 16.19%

Subaccount	2005 Total Return Range

Transamerica Money Market VP	(0.59)% to 37.25%

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2009

5. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $30 per contract which will commence on the first policy anniversary of each contract owner’s account. For policies issued on or after May 1, 1995, this charge is waived if the sum of the premium payments made less the sum of all partial withdrawals equals or exceeds $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. TFLIC also deducts a daily charge equal to an annual rate of .15% of the contract owner’s account for administrative expenses.

TFLIC deducts a daily charge for assuming certain mortality and expense risks. The charge is assessed daily based on the net asset value of the account and ranges from 1.10% to 1.80%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Subaccount	Additional Fund Facilitation Fee Assessed
AllianceBernstein Balanced Wealth Strategy Portfolio-Class B	0.20%
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4	0.15%
American Funds Asset Allocation Fund - Class 2	0.30%
American Funds Bond Fund - Class 2	0.30%
American Funds Growth Fund - Class 2	0.30%
American Funds Growth - Income Fund - Class 2	0.30%
American Funds International Fund - Class 2	0.30%
GE Investments Total Return Fund - Class 3	0.20%

6. Income Taxes

Operations of the Mutual Fund Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2009

8. Fair Value Measurements and Fair Value Hierarchy

ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in Mutual Funds included in the Statement of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)	(a	)	Resolution of the Board of Directors of AUSA Life Insurance Company, Inc. authorizing establishment of the Separate Account. Note 2.

	(2)			Not Applicable.

	(3)	(a	)	Principal Underwriting Agreement by and between AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Separate Account, and AEGON USA Securities, Inc. Note 1.

	(3)	(a	) (1)	Principal Underwriting Agreement by and between AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 7.

		(a	) (2)	Form of Amendment to Principal Underwriting Agreement by and between AFSG Securities Corporation and AUSA Life Insurance Company, Inc. Note 14.

		(a	) (3)	Form of Amendment No. 2 and Novation to the Amended and Restated Principal Underwriting Agreement. Note 29.

		(a	) (4)	Amended and Restated Principal Underwriting Agreement. Note 39.

		(a	) (5)	Amendment No. 2 and Novation to the Amended and Restated Principal Underwriting Agreement. Note 29.

		(b	)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 7.

	(3)	(b	)(1)	Form of Life Insurance Company Product Sales Agreement. Note 31.

	(4)	(a	)	Form of Policy for the Endeavor Variable Annuity. Note 2.

		(b	)	Form of Policy Endorsement. (Dollar Cost Averaging) Note 4.

		(c	)	Form of Policy Endorsement. (Annuity Commencement Date, Service Charge) Note 4.

		(d	)	Form of Policy for the Endeavor Variable Annuity. Note 5.

		(e	)	Form of Policy for Separate Account VA BNY, Note 15.

		(f	)	Form of Rider (Premium Enhancement). Note 16

		(g	)	Form of Rider (Liquidity). Note 20.

		(h	)	Form of Rider (Living Benefit). Note 20.

		(i	)	Form of Rider (5 for Life). Note 24.

		(j	)	Form of Rider (5 for Life-Growth-without Death Benefit) Note 25.

		(k	)	Form of Rider (5 for Life-Growth-with Death Benefit) Note 25.

		(l	)	Form of Rider (Income Select for Life). Note 27.

		(m	)	Form of Rider - Retirement Income Choice (Income/Death-Single). Note 30.

		(n	)	Form of Rider - Retirement Income Choice (Income - Single). Note 30.

		(o	)	Form of Rider - (Retirement Income Choice with Double Initial Withdrawal Base Benefit) Note 35.

		(p	)	Form of Policy Endorsement (Fund Facilitation Fee) Note 35.

		(q	)	Form of Policy Rider (Retirement Income Choice 1.2). Note 36

		(r	)	Form of Policy Rider (Retirement Income Choice 1.4). Note 37

	(5)	(a	)	Form of Application for the Endeavor Variable Annuity. Note 2.

		(b	)	Form of Application for the Endeavor Variable Annuity. Note 4.

		(c	)	Form of Application for the Endeavor Variable Annuity. Note 5.

	(5)	(d	)	Form of Application for the Separate Account VA BNY, Note 13.

	(5)	(e	)	Form of Application for the Separate Account VA BNY. Note 15.

		(f	)	Form of Application for the Separate Account VA BNY, Note 16.

		(g	)	Form of application for the Separate Account VA BNY Note 18.

		(h	)	Form of Application for the Separate Account VA BNY Note 37.

	(6)	(a	)	Articles of Incorporation of AUSA Life Insurance Company, Inc. Note 1.

	(b	)	ByLaws of AUSA Life Insurance Company, Inc. Note 1.

(7)			Reinsurance Agreement (SWISS Re). Note 36.

(8)	(a	)	Participation Agreement by and between AUSA Life Insurance Company, Inc. and Endeavor Series Trust and Addendum thereto Note 2.

	(b	)	Participation Agreement with WRL Series Fund, Inc. and Addendum thereto. Note 2.

(1) Amendment No. 12 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 11.

(8)	(b	) (2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 12

(8)	(b	) (3)	Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Compapny. Note 13.

	(b	) (4)	Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 19.

	(b	) (5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica). Note 22.

	(b	) (6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica). Note 24.

(8)	(b	)(7)	Amendment No. 36 to Participation Agreement (TST). Note 33.

(8)	(b	) (8)	Amendment No. 38 to Participation Agreement (TST). Note 35

(8)	(b	) (9)	Amendment No. 40 to Participation Agreement (TST). Note 36.

(8)	(b	) (10)	Amendment No. 41 to Participation Agreement (TST). Note 38.

(8)	(b	) (11)	Amendment No. 42 to Participation Agreement (TST). Note 40.

	(c	)	Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 4.

	(d	)	Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 5.

(8)	(d	) (1)	Amendment to Schedule A of the Participation Agreement by and between AUSA Life Insurance Company, Inc. and Endeavor Series Trust. Note 12

	(d	) (2)	Form of Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 14.

(8)	(e	)	Form of Participation Agreement (Transamerica). Note 13

(8)	(e	) (1)	Form of Addendum to Participation Agreement (Transamerica) Note 13.

(8)	(f	)	Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(f	) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(g	)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(g	) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund II, Fidelity

Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(h)	Participation Agreement by and between Janus Aspen Series and AUSA Life Insurance Company, Inc. Note 12.

(8)	(i)	Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(i) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(j)	Form of Participation Agreement by and among AUSA Life Insurance Company, Inc., AFSG Securities Corporation, Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. Note 13.

(8)	(j) (1)	Amendment to Participation Agreement (Alliance Bernstein). Note 35

(8)	(k)	Form of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AUSA Life Insurance Company, Inc. on behalf of itself and its separate accounts, and AFSG Securities Corporation Note 14.

	(k) (1)	Amendment to Participation Agreement among AIM Variable Insurance Funds, Inc., Transamerica Financial Life Insurance Company, and AFSG Securities Corporation. Note 29.

(8)	(l)	Form of Participation Agreement among MFS Variable Insurance Trust, AUSA Life Insurance Company, Inc. and Massachusetts Financial Services Company. Note 14.

(8)	(m)	Fund Participation Agreement (JP Morgan). Note 24.

(8)	(m) (1)	Amendment to Fund Participation Agreement. Note 33.

(8)	(m) (2)	Amendment to Supplemental Payment Agreement (JPMorgan). Note 36.

(8)	(n)	Fund Participation Agreement (MTB). Note 24.

(8)	(n) (1)	Amendment No. 1 to Participation Agreement (MTB). Note 24.

(8)	(o)	Participation Agreement among Franklin/Templeton Distributors, Inc. and Transamerica Financial Life Insurance Company. Note 28.

(8)	(o) (1)	Form of Notice to Participation Agreement (Franklin). Note 35

(8)	(o) (2)	Amendment No. 1 to Participation Agreement (Franklin-Templeton). Note 40.

(8)	(o) (3)	Amendment No. 2 to Participation Agreement (Franklin-Templeton). Note 40.

(8)	(o) (4)	Amendment No. 3 to Participation Agreement (Franklin-Templeton). Note 40.

(8)	(p)	Participation Agreement among Transamerica Financial Life Insurance Company; American Funds Insurance Series, and Capital Research and Management Company (“CRMC”). Note 38.

	(p) (1)	Amendment No. 1 to Participation Agreement (American Funds). Note 38.

(8)	(q)	Participation Agreement By and Among Transamerica Financial Life Insurance Company and GE Investments Funds, Inc. and GE Investment Distributors, Inc. and GE Asset Management Incorporated. Note 38.

(9)	(a)	Opinion and Consent of Counsel. Note 40.

(9)	(b)	Consent of Counsel. Note 40.

(10)	(a	)	Consent of Independent Registered Public Accounting Firm. Note 40.

	(b	)	Opinion and Consent of Actuary Note 26.

(11)			Not Applicable.

(12)			Not applicable.

(13)			Performance Data Calculations. Note 26.

(14)			Powers of Attorney. Note 40.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-83560) on September 1, 1994.
Note 2.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-83560) on December 21, 1994.
Note 3.	Filed with Post-Effective Amendment No.3 to Form N-4 Registration Statement (File No. 33-83560) on April 24, 1996.
Note 4.	Filed with Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 33-83560) on April 30, 1997.
Note 5.	Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-83560) on September 26, 1997.
Note 6.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 33-83560) on November 24, 1997.
Note 7.	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 1998.
Note 8.	Filed with Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 1999.
Note 9.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on December 6, 1996.
Note 10.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 11.	Filed with Post-Effective Amendment No.10 to this Form N-4 Registration Statement (33-83560) on April 28, 2000.
Note 12.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (33-83560) on October 3, 2000.
Note 13.	Filed with Post Effective Amendment No. 12 to Form N-4 Registration Statement (33-83560) on April 27, 2001.
Note 14.	Filed with Post Effective Amendment No. 13 to Form N-4

Registration Statement (33-83560) on April 30, 2002.
Note 15.	Filed with Post-Effective Amendment No. 14 to Form N-4 Registration Statement (33-83560) on October 15, 2002.
Note 16.	Filed with Post-Effective Amendment No. 16 to Form N-4 Registration Statement (33-83560) on December 30, 2002.
Note 17.	Incorporated herein by reference to Initial Filing on Form N-4 Registration Statement (File No. 333-104243) filed on April 2, 2003.
Note 18.	Filed with Post-Effective No. 17 to Form N-4 Registration Statement (File No. 3383560) on April 30, 2003.
Note 19.	Filed with Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 3383560) on April 30, 2004.
Note 20.	Filed with Post-Effective Amendment No. 19 to Form N-4 Registration Statement (File No. 33-83560) on October 28, 2004.
Note 21.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 333-110048) on October 29, 2003.
Note 22.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
Note 23.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-122235) on January 24, 2005.
Note 24.	Filed with Post-Effective Amendment No. 20 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 2005.
Note 25.	Filed with Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 33-83560) on December 13, 2005.
Note 26.	Filed with Post-Effective Amendment No. 22 to Form N-4 Registration Statement (File No. 33-83560) on April 27, 2006.
Note 27.	Filed with Post-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 33-83560) on February 1, 2007.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-110048) on April 29, 2005.
Note 29.	Filed with Post-Effective Amendment No. 24 to Form N-4 Registration Statement (File No. 33-83560) on April 30, 2007.
Note 30.	Filed with Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 33-83560) filed on December 21, 2007.
Note 31.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-125817) filed on February 15, 2008.
Note 32.	Incorporated by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-149337) on February 21, 2008.
Note 33.	Filed with Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-83560) filed on April 30, 2008.
Note 34.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration (File No. 333-149337) dated August 7, 2008.
Note 35.	Filed with Post-Effective Amendment No. 27 to Form N-4 Registration Statement (File No. 33-83560) filed on December 29, 2008.
Note 36.	Filed with Post-Effective Amendment No. 28 to Form N-4 Registration Statement (File No. 33-83560) dated April 30, 2009.
Note 37.	Filed with Post-Effective Amendment No. 29 to Form N-4 Registration Statement (File No. 33-83560) dated September 15, 2009
Note 38.	Filed with Post-Effective Amendment No. 30 to Form N-4 Registration Statement (File No. 33-83560) dated November 19, 2009
Note 39.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-122235) filed on July 1, 2005.
Note 40.	Filed herewith.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices with Depositor
William Brown, Jr 14 Windward Avenue White Plains, NY 10605	Director

Steven E. Frushtick 500 5th Avenue New York, NY 10110	Director

Peter P. Post 64 Middle Patent Road Armonk, NY 10504	Director

Colette Vargas 440 Mamaroneck Avenue Harrison, NY 10528	Director and Chief Actuary

Eric J. Martin 4333 Edgewood Road NE Cedar Rapids, Iowa 52499	Controller

Robert F. Colby 440 Mamaroneck Avenue Harrison, NY 10528	Director, Counsel, Vice President and Assistant Secretary

Peter G. Kunkel 440 Mamaroneck Avenue Harrison, NY 10528	Director, President and Chairman of the Board

Elizabeth Belanger 440 Mamaroneck Avenue Harrison, NY 10528	Director

M. Craig Fowler 400 West Market St. Louisville, KY 40202	Treasurer and Vice President

John T. Mallett 4333 Edgewood Road, N.E. Cedar Rapids, Ia 52499	Director and Vice President

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada ULC	Canada	Ownership split between AEGON Canada Holding B.V. and TIHI Canada Holding, LLC	Holding company

AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor

AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans

AEGON Core Mortgage Fund, LP	Delaware	General Partner - AEGON-CMF GP, LLC	Investment in mortgages

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (74.8759%) ; Monumental Life Insurance Company (25.1241%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services

AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Bay Area Community Investments I, LLC	California	70% Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company

Capmark Affordable Tax Credit Fund II, LLC	Delaware	100% owned by Garnet LIHTC Fund VIII, LLC	Investments

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose

CC Matteson, LLC	Illinois	Members: Monumental Life Insurance Company (83.03%); Pan-American Life Insurance Company, a non-affiliate of AEGON (9.75%); Nationwide Life Insurance Company, a non-affiliate of AEGON (7.22%)	Ownership of commercial real estate acquired via remedies enforcement.

Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, LLC	Insurance agency

Clark, LLC	Delaware	Sole Member - Diverisified Investment Advisors, Inc.	Holding company

Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm

Clark Investment Strategies, Inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100% Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non- AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A. (73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non- AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management Inc	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%)	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc. (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc. (non-AEGON entity)	In the process of being dissolved

Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member-Life Investors Financial Group, Inc.	Direct sales of term life insurance

Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.958905%); Monumental Life Insurance Company (6.301370%); Transamerica Financial Life Insurance Company (2.739725%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors Inc	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Real estate investments

Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Separate Account Fund C	California	100% Transamerica Life Insurance Company	Mutual Fund

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation

The AEGON Trust Advisory Board: Patrick J. Baird, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Distribution Finance—Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc. (f/k/a InterSecurities, Inc.)	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica Investment Holdings, LLC	Delaware	100 shares of Class A stock owned by Transamerica Investment Services, Inc.; 1,902.82 shares of Class B stock owned by Professional Members (employees of Transamerica Investment Services Inc)	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, LLC	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors	Senior living apartments

Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27.     Number of Policyowners

As of March 31, 2010, there were 1,724 Owners of the Policies.

Item 28.     Indemnification

Item 28. Indemnification

The New York Code (Sections 721 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VUL-3 Separate Account VUL A Separate Account VL, Separate Account VUL-1, Separate Account VUL-2, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Thomas A. Swank	(1)	Director

David W. Hopewell	(1)	Director

Lon J. Olejniczak	(1)	Chief Executive Officer and Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

Blake S. Bostwick	(2)	Chief Operations Officer

David R. Paulsen	(2)	Executive Vice President

Michael G. Petko	(2)	Executive Vice President

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Frank A. Camp	(1)	Secretary

Amy J. Boyle	(4)	Assistant Vice President

John W. Fischer	(4)	Assistant Vice President

Clifton W. Flenniken, III	(5)	Assistant Vice President

Dennis P. Gallagher	(4)	Assistant Vice President

Wesley J. Hodgson	(2)	Assistant Vice President

Karen D. Heburn	(4)	Vice President

Kyle A. Keelan	(4)	Assistant Vice President

Christy Post-Rissin	(4)	Assistant Vice President

Brenda L. Smith	(4)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Arthur D. Woods	(4)	Assistant Vice President

Tamara D. Barkdoll	(2)	Assistant Secretary

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Secretary

Elizabeth Belanger	(6)	Assistant Vice President

Jeff Carnal	(7)	Assistant Vice President

Julie Allomong	(7)	Assistant Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	400 West Market Street, Louisville, KY 40202
(4)	570 Carillon Parkway, St. Petersburg, FL 33716
(5)	1111 North Charles Street, Baltimore, MD 21201
(6)	440 Mamaroneck Avenue, Harrison, NY 10528
(7)	1150 South Olive, Los Angeles, CA 90015

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$ 4,141,932	0	0	0

(1)	Fiscal Year 2009

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b)  Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)  Transamerica Financial Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the Aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Financial Life Insurance Company.

Section 403(b) Representations

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

Statement Pursuant to Rule 6c-7: Texas Optional Retirement Program

Transamerica and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

C-8

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 21st day of April, 2010.

SEPARATE ACCOUNT VA BNY

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Depositor

*
Peter G. Kunkel
President, Director, and
Chairman of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*	Director	, 2010
Elizabeth Belanger

*	Director and Chief Actuary	, 2010
Colette F. Vargas

*	Director	, 2010
William Brown, Jr.

*	Director	, 2010
Steven E. Frushtick

*	Controller	, 2010
Eric J. Martin

*	Treasurer and	, 2010
M. Craig Fowler	Vice President

*	Director and Vice President	, 2010
John T. Mallett

/s/ Darin D. Smith	Vice President and Assistant	April 21, 2010
*By: Darin D. Smith	Secretary

*	By: Darin D. Smith - Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No.

33-83560

811-8750

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA BNY

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

8(b)(11)	Amendment No. 42 to Participation Agreement (Transamerica Series Trust)

8(o)(2)	Amendment No. 1 to Participation Agreement (Franklin-Templeton)

8(o)(3)	Amendment No. 2 to Participation Agreement (Franklin-Templeton)

8(o)(4)	Amendment No. 3 to Participation Agreement (Franklin-Templeton)

9(a)	Opinion and Consent of Counsel

9(b)	Consent of Counsel

10(a)	Consent of Independent Registered Public Accounting Firm

14	Powers of Attorney

*	Page numbers included only in manually executed original.